UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA   19428
(Address of principal executive offices)                                                            (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)
The U.S. Equity Portfolio

HCEGX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$8	0.16%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	25.34%	14.54%	14.23%
MSCI USA Index	25.08%	14.56%	13.08%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$1,859,060,039
Number of Portfolio Holdings	1,167
Net Investment Advisory Fees	$721,855
Portfolio Turnover Rate	2%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Information Technology	29.9%
Financials	13.3%
Consumer Discretionary	11.5%
Health Care	10.2%
Communication Services	9.4%
Industrials	8.7%
Consumer Staples	5.5%
Energy	3.5%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
Other Investments	0.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Equity Portfolio

HCEGX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional U.S. Equity Portfolio

HCIGX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$11	0.21%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	22.07%	13.69%	13.88%
MSCI USA Index	25.08%	14.56%	13.08%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$2,572,543,801
Number of Portfolio Holdings	1,092
Net Investment Advisory Fees	$1,748,211
Portfolio Turnover Rate	25%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	31.5%
Information Technology	16.8%
Financials	9.2%
Consumer Discretionary	8.2%
Industrials	7.0%
Health Care	7.0%
Communication Services	5.3%
Real Estate	4.2%
Consumer Staples	3.9%
Utilities	2.7%
Energy	1.7%
Other Investments	0.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Institutional U.S. Equity Portfolio

HCIGX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The ESG Growth Portfolio

HCESX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$11	0.22%

Average Annual Total Returns

	1 Year	5 Years	Since Inception
The ESG Growth Portfolio	17.79%	10.65%	9.14%
MSCI World Index (Gross)	19.19%	11.70%	10.57%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$202,171,805
Number of Portfolio Holdings	1,373
Net Investment Advisory Fees	$106,091
Portfolio Turnover Rate	1%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Information Technology	26.7%
Financials	16.2%
Consumer Discretionary	11.4%
Industrials	10.9%
Health Care	10.6%
Communication Services	6.3%
Consumer Staples	5.6%
Energy	3.8%
Materials	3.3%
Utilities	2.5%
Real Estate	2.2%
Other Investments	0.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The ESG Growth Portfolio

HCESX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Catholic SRI Growth Portfolio

HCSRX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$16	0.31%

Average Annual Total Returns

	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	19.95%	11.64%	11.97%
MSCI World Index (Gross)	19.19%	11.70%	12.62%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$36,848,404
Number of Portfolio Holdings	1,281
Net Investment Advisory Fees	$2,097
Portfolio Turnover Rate	3%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Information Technology	29.0%
Financials	17.7%
Consumer Discretionary	12.4%
Industrials	9.4%
Communication Services	9.0%
Consumer Staples	5.3%
Energy	4.1%
Health Care	4.0%
Materials	3.6%
Utilities	2.8%
Real Estate	2.4%
Other Investments	0.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Catholic SRI Growth Portfolio

HCSRX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The International Equity Portfolio

HCIEX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$12	0.24%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The International Equity Portfolio	3.38%	5.17%	5.26%
MSCI EAFE Index (Gross)	4.35%	5.24%	5.71%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$542,253,502
Number of Portfolio Holdings	397
Net Investment Advisory Fees	$340,963
Portfolio Turnover Rate	8%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Financials	21.0%
Industrials	15.2%
Investment Company	10.7%
Health Care	9.4%
Consumer Discretionary	9.4%
Information Technology	8.5%
Consumer Staples	6.3%
Materials	6.0%
Energy	4.9%
Communication Services	3.4%
Utilities	2.5%
Other Investments	1.8%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The International Equity Portfolio

HCIEX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional International Equity Portfolio

HCINX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$15	0.29%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	3.83%	4.07%	4.79%
MSCI EAFE Index (Gross)	4.35%	5.24%	5.71%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$868,997,087
Number of Portfolio Holdings	877
Net Investment Advisory Fees	$938,877
Portfolio Turnover Rate	18%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	50.5%
Financials	9.6%
Industrials	8.2%
Health Care	6.2%
Consumer Discretionary	5.5%
Consumer Staples	4.7%
Information Technology	4.6%
Materials	2.9%
Communication Services	2.4%
Utilities	1.8%
Energy	1.7%
Other Investments	0.8%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Institutional International Equity Portfolio

HCINX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Emerging Markets Portfolio

HCEMX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Emerging Markets Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$23	0.46%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	6.91%	1.52%	2.91%
MSCI EM Index	8.05%	2.10%	4.04%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$657,294,062
Number of Portfolio Holdings	764
Net Investment Advisory Fees	$813,880
Portfolio Turnover Rate	37%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	39.1%
Information Technology	14.2%
Financials	14.0%
Consumer Discretionary	7.8%
Communication Services	7.5%
Industrials	4.0%
Materials	3.5%
Consumer Staples	2.8%
Energy	2.6%
Health Care	2.0%
Utilities	1.5%
Other Investments	0.8%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 12, 2024.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Emerging Markets Portfolio

HCEMX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Core Fixed Income Portfolio

HCIIX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$14	0.27%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	1.21%	-0.46%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$90,271,097
Number of Portfolio Holdings	1,250
Net Investment Advisory Fees	$37,128
Portfolio Turnover Rate	6%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	50.2%
U.S. Treasury Obligation	24.2%
U.S. Government Agency Mortgage	10.6%
Financials	4.4%
Energy	1.4%
Communication Services	1.3%
Utilities	1.2%
Health Care	1.2%
Information Technology	1.1%
Industrials	1.0%
Materials	0.8%
Other Investments	3.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Core Fixed Income Portfolio

HCIIX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Corporate Opportunities Portfolio

HCHYX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Corporate Opportunities Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$12	0.23%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	8.56%	5.84%	5.70%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$207,271,658
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$144,351
Portfolio Turnover Rate	59%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Investment Companies	95.9%
Financials	1.3%
Futures	-0.6%
Credit Default Swap	-2.8%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective August 19, 2024.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Corporate Opportunities Portfolio

HCHYX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$6	0.11%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	0.55%	-0.36%	0.88%
Bloomberg U.S. Government Index	0.62%	-0.63%	0.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$965,142,921
Number of Portfolio Holdings	304
Net Investment Advisory Fees	$158,725
Portfolio Turnover Rate	18%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Investment Companies	53.4%
U.S. Treasury Obligations	44.9%
U.S. Government Agency Securities	0.7%
Written Options	-0.0%
Futures	-0.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$9	0.17%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	2.74%	1.08%	2.72%
Bloomberg U.S. Corporate Bond Index	2.13%	0.30%	2.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$266,809,866
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$105,198
Portfolio Turnover Rate	41%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Investment Companies	24.1%
Financials	23.9%
Communication Services	7.8%
Energy	6.7%
Utilities	6.2%
Information Technology	6.1%
Health Care	5.9%
Industrials	4.3%
Materials	4.0%
Consumer Discretionary	3.9%
Real Estate	3.2%
Consumer Staples	2.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$11	0.21%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	1.50%	-0.58%	0.80%
Bloomberg U.S. Securitized Index	1.45%	-0.59%	1.00%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$216,234,198
Number of Portfolio Holdings	1,643
Net Investment Advisory Fees	$85,727
Portfolio Turnover Rate	5%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	80.7%
Investment Companies	20.5%
Collateralized Mortgage-Backed Securities	4.8%
Asset Backed Securities	1.4%
Utilities	0.1%
TBA Sale Commitments	-0.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Short-Term Municipal Bond Portfolio

HCSBX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$13	0.25%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	1.60%	0.76%	0.97%
Bloomberg 1-3 Year Municipal Bond Index	2.52%	1.25%	1.30%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$69,360,460
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$42,929
Portfolio Turnover Rate	12%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
General Obligation	55.5%
Revenue Bonds	42.1%
Investment Company	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Short-Term Municipal Bond Portfolio

HCSBX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$14	0.27%

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	1.37%	0.90%	1.64%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	0.69%	0.99%	1.89%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$507,890,438
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$466,644
Portfolio Turnover Rate	12%

What did the Fund invest in?

(As of  December 31, 2024)

Portfolio Composition

Investments	Percent of Net Assets
Revenue Bonds	60.6%
General Obligation	20.8%
Investment Companies	15.2%
Certificates of Participation	2.1%
Tax Allocation	0.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Semi-Annual Shareholder Report — December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

 (a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.
 (b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semiannual Financial Statements and Other Information (Unaudited)
December 31, 2024
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio

Table of Contents
Semiannual Financial Statements and
Other Information (Unaudited)
HC CAPITAL TRUST
December 31, 2024
Portfolio of Investments 1
Statements of Assets and Liabilities 195
Statements of Operations 200
Statements of Change in Net Assets 205
Financial Highlights 211
Notes to Financial Statements 217
Additional Information 245

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
1
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.38%
Aerospace & Defense — 1.35%
1,081
AAR Corp.(a) .................... $ 66
327
AeroVironment, Inc.(a) .............. 50
609
Cadre Holdings, Inc. ................ 20
700
Curtiss-Wright Corp. ............... 248
1,094
Ducommun, Inc.(a) ................ 70
5,461
General Dynamics Corp. ............. 1,439
3,456
HEICO Corp. ..................... 822
728
HEICO Corp., Class - A ............. 135
9,052
Kratos Defense & Security Solutions, Inc.(a) 239
5,883
L3Harris Technologies, Inc. .......... 1,237
9,411
Lockheed Martin Corp. .............. 4,573
64
Moog, Inc., Class - A ............... 13
2,258
Northrop Grumman Corp. ............ 1,060
4,289
Rocket Lab USA, Inc.(a) ............ 109
67,703
RTX Corp. ....................... 7,835
5,412
The Boeing Co.(a) ................. 958
4,895
TransDigm Group, Inc. .............. 6,203
4,770
Triumph Group, Inc.(a) .............. 89
25,166
Air Freight & Logistics — 0.23%
5,251
Expeditors International of Washington, Inc. 582
4,786
FedEx Corp. ..................... 1,346
3,544
GXO Logistics, Inc.(a) .............. 154
1,172
Hub Group, Inc., Class - A ........... 52
16,845
United Parcel Service, Inc., Class - B .... 2,125
4,259
Automobile Components — 0.11%
1,571
Adient PLC(a) .................... 27
2,008 American Axle & Manufacturing Holdings,
Inc.(a) ...................... 12
12,225
Dana, Inc. ....................... 141
554
Dorman Products, Inc.(a) ............ 72
585
Gentex Corp. ..................... 17
12,500
Lear Corp. ....................... 1,184
1,395
Patrick Industries, Inc. .............. 116
41,038
The Goodyear Tire & Rubber Co.(a) .... 369
872
Visteon Corp.(a) ................... 77
2,015
Automobiles — 1.86%
71,725
Ford Motor Co. ................... 710
83,978
Tesla, Inc.(a) ..................... 33,914
522
Winnebago Industries, Inc. ........... 25
34,649
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks — 3.24%
894
1st Source Corp. .................. $ 52
1,715
Ameris Bancorp ................... 107
1,712
Axos Financial, Inc.(a) .............. 120
3,234
Banc of California, Inc. ............. 50
1,048
BancFirst Corp. ................... 123
236,345
Bank of America Corp. .............. 10,387
29,893
Bank OZK ....................... 1,331
6,251
BankUnited, Inc. .................. 239
1,471
Bankwell Financial Group, Inc. ........ 46
2,970
BCB Bancorp, Inc. ................. 35
4,171
Berkshire Hills Bancorp, Inc. ......... 119
418
Byline Bancorp, Inc. ................ 12
3,999
Capitol Federal Financial, Inc. ......... 24
2,951
Cathay General Bancorp ............. 140
7,844
Citigroup, Inc. .................... 552
60,325
Citizens Financial Group, Inc. ......... 2,640
9,351
Columbia Banking System, Inc. ....... 253
3,488
Columbia Financial, Inc.(a) ........... 55
56,548
Comerica, Inc. .................... 3,497
722
Commerce Bancshares, Inc. .......... 45
1,092
Community Financial System, Inc. ..... 67
1,095
Community Trust Bancorp, Inc. ........ 58
1,054
Community West Bancshares ......... 20
2,630
ConnectOne Bancorp, Inc. ........... 60
3,479
Cullen/Frost Bankers, Inc. ............ 467
9,064
CVB Financial Corp. ............... 194
32,941
East West Bancorp, Inc. ............. 3,154
688
Enterprise Financial Services Corp. ..... 39
6,060
FB Financial Corp. ................. 312
13,076
Fifth Third Bancorp ................ 553
2,460
First Bancorp ..................... 108
24,739
First Bancorp ..................... 460
2,341
First Bank ....................... 33
3,516
First Busey Corp. .................. 83
591
First Citizens BancShares, Inc., Class - A . 1,249
3,703
First Commonwealth Financial Corp. .... 63
3,478
First Financial Bancorp .............. 93
22,418
First Foundation, Inc. ............... 139
6,815
First Hawaiian, Inc. ................ 177
91,124
First Horizon Corp. ................ 1,835
3,590
First Merchants Corp. ............... 143
1,077
First Mid Bancshares, Inc. ........... 40
6,458
Fulton Financial Corp. .............. 125
1,287
German American Bancorp, Inc. ....... 52
561
Glacier Bancorp, Inc. ............... 28
3,205
Hancock Whitney Corp. ............. 175

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
868
Hilltop Holdings, Inc. ............... $ 25
18,862
HomeStreet, Inc.(a) ................ 215
4,173
Hope Bancorp, Inc. ................ 51
78,113
Huntington Bancshares, Inc. .......... 1,271
3,570
Independent Bank Corp. ............. 229
1,662
Independent Bank Group, Inc. ......... 101
129
International Bancshares Corp. ........ 8
67,705
JPMorgan Chase & Co. ............. 16,230
1,193
Lakeland Financial Corp. ............ 82
3,497
M&T Bank Corp. .................. 657
1,295
Midland States Bancorp, Inc. ......... 32
1,943
National Bank Holdings Corp., Class - A . 84
695
NBT Bancorp, Inc. ................. 33
663
Nicolet Bankshares, Inc. ............. 70
922
Northrim Bancorp, Inc. .............. 72
3,969
Northwest Bancshares, Inc. ........... 52
6,060
OceanFirst Financial Corp. ........... 110
3,649
OFG Bancorp .................... 154
2,194
Old Second Bancorp, Inc. ............ 39
1,467
Origin Bancorp, Inc. ................ 49
1,149
Orrstown Financial Services, Inc. ...... 42
1,042
Pacific Premier Bancorp, Inc. ......... 26
559
Peoples Bancorp, Inc. ............... 18
1,889
Pinnacle Financial Partners, Inc. ....... 216
3,360
Premier Financial Corp. ............. 86
3,750
Provident Bancorp, Inc.(a) ........... 43
1,157
QCR Holdings, Inc. ................ 93
106,556
Regions Financial Corp. ............. 2,506
670
Renasant Corp. ................... 24
635
Sandy Spring Bancorp, Inc. ........... 21
1,467
Seacoast Banking Corp. of Florida ...... 40
990
ServisFirst Bancshares, Inc. .......... 84
3,954
Simmons First National Corp., Class - A . 88
3,405
Sterling Bancorp, Inc.(a) ............. 16
1,311
Stock Yards Bancorp, Inc. ............ 94
42,174
Synovus Financial Corp. ............. 2,161
510
Texas Capital Bancshares, Inc.(a) ...... 40
2,444
The Bank of N.T. Butterfield & Son Ltd. . 89
8,270
The PNC Financial Services Group, Inc. . 1,595
3,235
Towne Bank ..................... 110
393
TriCo Bancshares .................. 17
240
Triumph Financial, Inc.(a) ............ 22
596
TrustCo Bank Corp. NY ............. 20
2,275
United Bankshares, Inc. ............. 85
3,391
United Community Banks, Inc. ........ 110
2,044
Univest Financial Corp. ............. 60
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
2,879
Veritex Holdings, Inc. ............... $ 78
13,406
Wells Fargo & Co. ................. 942
4,326
WesBanco, Inc. ................... 141
16,779
Western Alliance Bancorp ............ 1,402
623
Western New England Bancorp, Inc. .... 6
963
Wintrust Financial Corp. ............. 120
1,135
WSFS Financial Corp. .............. 60
10,848
Zions Bancorp NA ................. 589
60,162
Beverages — 1.17%
11,836
Brown-Forman Corp., Class - B ....... 450
1,320
Celsius Holdings, Inc.(a) ............. 35
2,846
Constellation Brands, Inc., Class - A .... 629
6,891
Keurig Dr Pepper, Inc. .............. 221
26,922
Monster Beverage Corp.(a) ........... 1,415
57,885
PepsiCo, Inc. ..................... 8,802
6,267
Primo Brands Corp. ................ 193
160,904
The Coca-Cola Co. ................. 10,017
341
The Vita Coco Co., Inc.(a) ........... 13
21,775
Biotechnology — 1.92%
8,564
2seventy bio, Inc.(a) ................ 25
34,760
AbbVie, Inc. ..................... 6,177
892
Agios Pharmaceuticals, Inc.(a) ........ 29
665
Alkermes PLC(a) .................. 19
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 2,666
25,106
Amgen, Inc. ...................... 6,543
1,323
Anavex Life Sciences Corp.^(a) ....... 14
468
Apellis Pharmaceuticals, Inc.(a) ....... 15
695
Arcellx, Inc.(a) ................... 53
987
Arcus Biosciences, Inc.(a) ............ 15
2,416
Arrowhead Pharmaceuticals, Inc.(a) ..... 45
769
Biohaven Ltd.(a) .................. 29
1,111
Blueprint Medicines Corp.(a) ......... 97
15,620
Bridgebio Pharma, Inc.(a) ............ 429
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 25
455
Crinetics Pharmaceuticals, Inc.(a) ...... 23
1,049
Cytokinetics, Inc.(a) ................ 49
24,003
Design Therapeutics, Inc.(a) .......... 148
3,633
Dynavax Technologies Corp.(a) ........ 46
7,862
Erasca, Inc.(a) .................... 20
4,978
Halozyme Therapeutics, Inc.(a) ........ 238
1,019
Insmed, Inc.(a) .................... 70
4,834
Iovance Biotherapeutics, Inc.(a) ....... 36

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
9,060
Kodiak Sciences, Inc.(a) ............. $ 90
388
Krystal Biotech, Inc.(a) .............. 61
4,749
Larimar Therapeutics, Inc.(a) ......... 18
22,219
MacroGenics, Inc.(a) ............... 72
2,208
Madrigal Pharmaceuticals, Inc.(a) ...... 681
3,976
MannKind Corp.(a) ................ 26
19,253
Moderna, Inc.(a) .................. 801
14,862
Natera, Inc.(a) .................... 2,353
800
Neurocrine Biosciences, Inc.(a) ........ 109
30,739
Nkarta, Inc.(a) .................... 77
612
Nuvalent, Inc., Class - A(a) ........... 48
6,995
Olema Pharmaceuticals, Inc.(a) ........ 41
2,087
PDL BioPharma, Inc.(a) ............. 3
700
Prothena Corp. PLC(a) .............. 10
1,755
PTC Therapeutics, Inc.(a) ............ 79
2,019
Regeneron Pharmaceuticals, Inc.(a) ..... 1,438
3,305
REVOLUTION Medicines, Inc.(a) ..... 145
745
Rhythm Pharmaceuticals, Inc.(a) ....... 42
1,372
SpringWorks Therapeutics, Inc.(a) ...... 50
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 28
574
Twist Bioscience Corp.(a) ............ 27
18,542
United Therapeutics Corp.(a) ......... 6,542
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 39
3,598
Vaxcyte, Inc.(a) ................... 295
1,163
Veracyte, Inc.(a) ................... 46
1,839
Vericel Corp.(a) ................... 101
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 5,001
13,314
Viking Therapeutics, Inc.(a) .......... 536
1,954
Xencor, Inc.(a) .................... 45
1,004
XOMA Royalty Corp.(a) ............ 26
14,136
Y-mAbs Therapeutics, Inc.(a) ......... 111
35,752
Broadline Retail — 4.08%
330,508
Amazon.com, Inc.(a) ............... 72,510
15,760
eBay, Inc. ....................... 976
331
Etsy, Inc.(a) ...................... 18
8,527
Macy's, Inc. ...................... 144
928
MercadoLibre, Inc.(a) ............... 1,578
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 562
75,788
Building Products — 0.56%
10,045
A.O. Smith Corp. .................. 685
1,948
Apogee Enterprises, Inc. ............. 139
404
Armstrong World Industries, Inc. ....... 57
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
2,770
AZZ, Inc. ....................... $ 227
1,565
Builders FirstSource, Inc.(a) .......... 224
38,763
Carrier Global Corp. ................ 2,646
354
CSW Industrials, Inc. ............... 125
441
Gibraltar Industries, Inc.(a) ........... 26
1,230
Griffon Corp. ..................... 88
443
Insteel Industries, Inc. ............... 12
13,273
Johnson Controls International PLC ..... 1,048
6,549
Masco Corp. ..................... 475
2,456
Masterbrand, Inc.(a) ................ 36
50,826
Resideo Technologies, Inc.(a) ......... 1,172
9,049
Trane Technologies PLC ............. 3,341
2,342
Zurn Elkay Water Solutions Corp. ...... 87
10,388
Capital Markets — 2.78%
4,496
Affiliated Managers Group, Inc. ....... 831
2,506
Ameriprise Financial, Inc. ............ 1,334
2,656
Ares Management Corp., Class - A ..... 470
1,338 Artisan Partners Asset Management, Inc.,
Class - A .................... 58
13,347
BGC Group, Inc., Class - A ........... 121
4,582
Blackrock, Inc. ................... 4,697
2,335
Cboe Global Markets, Inc. ........... 456
7,911
CME Group, Inc. .................. 1,837
979
Cohen & Steers, Inc. ............... 90
4,421
Coinbase Global, Inc., Class - A(a) ..... 1,098
4,311
Evercore, Inc. .................... 1,195
1,203
FactSet Research Systems, Inc. ........ 578
3,056
Federated Hermes, Inc. .............. 126
16,955
Franklin Resources, Inc. ............. 344
184
Hamilton Lane, Inc., Class - A ......... 27
75
Houlihan Lokey, Inc. ............... 13
2,293
Interactive Brokers Group, Inc. ........ 405
5,643
Intercontinental Exchange, Inc. ........ 841
153,344
Invesco Ltd. ...................... 2,680
18,395
Janus Henderson Group PLC ......... 782
17,093
Jefferies Financial Group, Inc. ......... 1,340
9,493
KKR & Co., Inc. .................. 1,404
1,384
LPL Financial Holdings, Inc. .......... 452
349
MarketAxess Holdings, Inc. .......... 79
128
Moelis & Co., Class - A ............. 9
3,981
Moody's Corp. .................... 1,884
51,857
Morgan Stanley ................... 6,520
1,076
Morningstar, Inc. .................. 362
838
MSCI, Inc. ...................... 503

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
1,887
Nasdaq, Inc. ..................... $ 146
242
Piper Sandler Cos. ................. 73
437
PJT Partners, Inc., Class - A .......... 69
36,398
Robinhood Markets, Inc., Class - A(a) ... 1,356
9,447
S&P Global, Inc. .................. 4,706
7,695
State Street Corp. .................. 755
1,512
Stifel Financial Corp. ............... 160
616
StoneX Group, Inc.(a) .............. 60
9,812
T. Rowe Price Group, Inc. ............ 1,110
41,953
The Charles Schwab Corp. ........... 3,105
16,318
The Goldman Sachs Group, Inc. ....... 9,345
2,045
Victory Capital Holdings, Inc., Class - A . 134
157
Virtus Investment Partners, Inc. ........ 35
9,720
WisdomTree, Inc. .................. 102
51,692
Chemicals — 1.31%
10,894
Air Products and Chemicals, Inc. ....... 3,160
828
Avient Corp. ..................... 34
4,923
Axalta Coating Systems Ltd.(a) ........ 168
695
Balchem Corp. .................... 113
48
Cabot Corp. ...................... 4
43,514
CF Industries Holdings, Inc. .......... 3,713
9,311
Corteva, Inc. ..................... 530
9,217
Dow, Inc. ....................... 370
13,063
DuPont de Nemours, Inc. ............ 996
30,407
Ecolab, Inc. ...................... 7,126
4,020
FMC Corp. ...................... 195
497
Hawkins, Inc. .................... 61
158
Huntsman Corp. ................... 3
1,018
Innospec, Inc. .................... 112
3,245
Kronos Worldwide, Inc. ............. 32
2,671
Linde PLC ....................... 1,118
35,802
LyondellBasell Industries N.V., Class - A . 2,659
1,019
Minerals Technologies, Inc. ........... 78
129
NewMarket Corp. ................. 68
24,876
Olin Corp. ....................... 841
1,544
Orion SA ........................ 24
6,716
PPG Industries, Inc. ................ 802
898
Sensient Technologies Corp. .......... 64
5,811
The Scotts Miracle-Gro Co. .......... 386
4,752
The Sherwin-Williams Co. ........... 1,615
2,158
Tronox Holdings PLC .............. 22
24,294
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies — 0.68%
2,075
ABM Industries, Inc. ............... $ 106
984
ACV Auctions, Inc., Class - A(a) ....... 21
2,183
Brady Corp., Class - A .............. 161
1,307
Casella Waste Systems, Inc.(a) ........ 138
222
Cimpress PLC(a) .................. 16
7,893
Clean Harbors, Inc.(a) .............. 1,817
120,320
Copart, Inc.(a) .................... 6,906
5,910
CoreCivic, Inc.(a) ................. 128
2,401
Deluxe Corp. ..................... 54
2,331
Healthcare Services Group, Inc.(a) ...... 27
3,253
HNI Corp. ....................... 164
4,306
MillerKnoll, Inc. .................. 97
5,037
Quad/Graphics, Inc. ................ 35
1,577
RB Global, Inc. ................... 142
1,270
Republic Services, Inc. .............. 255
741
The Brink's Co. ................... 69
1,472
The GEO Group, Inc.(a) ............. 41
5,073
Veralto Corp. ..................... 517
9,682
Waste Management, Inc. ............. 1,955
12,649
Communications Equipment — 1.13%
19,104
Arista Networks, Inc.(a) ............. 2,112
238,148
Cisco Systems, Inc. ................ 14,098
673
Clearfield, Inc.(a) .................. 21
825
F5, Inc.(a) ....................... 207
9,702
Motorola Solutions, Inc. ............. 4,485
20,923
Construction & Engineering — 0.16%
5,983
AECOM ........................ 640
7,964
Ameresco, Inc., Class - A(a) .......... 187
291
Comfort Systems USA, Inc. .......... 123
1,585
Dycom Industries, Inc.(a) ............ 276
940
EMCOR Group, Inc. ............... 427
2,153
Fluor Corp.(a) .................... 106
3,323
Granite Construction, Inc. ............ 291
2,960
MasTec, Inc.(a) ................... 403
218
MYR Group, Inc.(a) ................ 32
1,525
Quanta Services, Inc. ............... 482
2,938
WillScot Holdings Corp.(a) ........... 98
3,065
Construction Materials — 0.10%
1,173
Eagle Materials, Inc. ................ 289
1,351
Martin Marietta Materials, Inc. ........ 699

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Construction Materials (continued)
4,373
Summit Materials, Inc., Class - A(a) .... $ 221
2,578
Vulcan Materials Co. ............... 663
1,872
Consumer Finance — 0.84%
20,855
American Express Co. .............. 6,189
20,025
Capital One Financial Corp. .......... 3,571
2,878
Consumer Portfolio Services, Inc.(a) .... 31
95
Credit Acceptance Corp.(a) ........... 45
6,409
Discover Financial Services .......... 1,110
3,434
LendingClub Corp.(a) ............... 56
875
Navient Corp. .................... 12
351
Nelnet, Inc., Class - A ............... 37
14,450
OneMain Holdings, Inc. ............. 753
141,214
SLM Corp. ...................... 3,895
15,699
Consumer Staples Distribution & Retail — 2.22%
3,459
Casey's General Stores, Inc. .......... 1,371
20,372
Costco Wholesale Corp. ............. 18,666
8,686
Dollar Tree, Inc.(a) ................. 651
828
Performance Food Group Co.(a) ....... 70
202
PriceSmart, Inc. ................... 19
1,063
SpartanNash Co. .................. 19
18,118
Sysco Corp. ...................... 1,385
17,745
Target Corp. ..................... 2,399
1,208
The Andersons, Inc. ................ 49
9,040
The Kroger Co. ................... 553
3,462
United Natural Foods, Inc.(a) ......... 95
175,950
Walmart, Inc. ..................... 15,897
714
Weis Markets, Inc. ................. 48
41,222
Containers & Packaging — 0.22%
2,235
AptarGroup, Inc. .................. 351
774
Avery Dennison Corp. .............. 145
22,939
Ball Corp. ....................... 1,264
2,133
Graphic Packaging Holding Co. ....... 58
10,608
International Paper Co. .............. 571
3,245
Myers Industries, Inc. ............... 36
2,891
Packaging Corp. of America .......... 651
17,292
Silgan Holdings, Inc. ............... 900
2,452
Sonoco Products Co. ............... 120
4,096
Shares Security Description
Value
(000)
Common Stocks (continued)
Distributors — 0.05%
6,793
Genuine Parts Co. ................. $ 793
381
Pool Corp. ....................... 130
923
Diversified Consumer Services — 0.10%
3,247
Adtalem Global Education, Inc.(a) ...... 295
131
Duolingo, Inc.(a) .................. 42
455
Frontdoor, Inc.(a) .................. 25
7,498
H&R Block, Inc. .................. 396
17,039
Perdoceo Education Corp. ............ 452
4,824
Service Corp. International ........... 385
2,069
Strategic Education, Inc. ............. 193
312
Stride, Inc.(a) ..................... 32
782
Universal Technical Institute, Inc.(a) .... 20
1,840
Diversified REITs — 0.02%
4,168
Alexander & Baldwin, Inc. ........... 75
1,205
Alpine, Inc.ome Property Trust, Inc. .... 20
1,529
American Assets Trust, Inc. ........... 40
7,907
Broadstone Net Lease, Inc. ........... 126
1,323
Essential Properties Realty Trust, Inc. ... 41
3,709
Gladstone Commercial Corp. ......... 60
711
One Liberty Properties, Inc. .......... 19
381
Diversified Telecommunication Services — 0.62%
439
Anterix, Inc.(a) ................... 13
383,642
AT&T, Inc. ...................... 8,737
2,728
EchoStar Corp., Class - A(a) .......... 62
19,117
Frontier Communications Parent, Inc.(a) . 663
8,770
GCI Liberty, Inc.(a)(b) .............. –
3,094
IDT Corp., Class - B ................ 147
256
Iridium Communications, Inc. ......... 7
48,780
Verizon Communications, Inc. ......... 1,951
11,580
Electric Utilities — 1.17%
1,915
ALLETE, Inc. .................... 124
1,604
Alliant Energy Corp. ............... 95
30,034
American Electric Power Co., Inc. ...... 2,770
3,035
Constellation Energy Corp. ........... 679
7,685
Duke Energy Corp. ................. 828
17,710
Edison International ................ 1,414
47,734
Evergy, Inc. ...................... 2,938
9,106
Exelon Corp. ..................... 343

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Electric Utilities (continued)
60,365
FirstEnergy Corp. .................. $ 2,401
3,048
Genie Energy Ltd., Class - B .......... 48
242
MGE Energy, Inc. ................. 23
39,736
NextEra Energy, Inc. ............... 2,849
36,550
NRG Energy, Inc. .................. 3,298
12,422
OGE Energy Corp. ................. 512
846
Otter Tail Corp. ................... 62
464
Portland General Electric Co. ......... 20
32,159
The Southern Co. .................. 2,647
9,169
Xcel Energy, Inc. .................. 619
21,670
Electrical Equipment — 0.75%
8,507
AMETEK, Inc. ................... 1,533
4,130
Bloom Energy Corp., Class - A(a) ...... 92
15,855
Eaton Corp. PLC .................. 5,262
29,952
Emerson Electric Co. ............... 3,712
2,360
EnerSys ......................... 218
4,901
GE Vernova, Inc. .................. 1,612
1,210
Hubbell, Inc. ..................... 507
4,506
Regal Rexnord Corp. ............... 699
931
Rockwell Automation, Inc. ........... 266
13,901
Electronic Equipment, Instruments & Components
— 0.22%
809
Advanced Energy Industries, Inc. ...... 94
24,420
Amphenol Corp., Class - A ........... 1,695
1,155
Arlo Technologies, Inc.(a) ............ 13
521
Badger Meter, Inc. ................. 111
544
Belden, Inc. ...................... 61
983
CTS Corp. ....................... 52
824
ePlus, Inc.(a) ..................... 61
2,761
Fabrinet(a) ....................... 606
7,503
Flex Ltd.(a) ...................... 287
1,005
Insight Enterprises, Inc.(a) ........... 153
548
IPG Photonics Corp.(a) .............. 40
1,575
Jabil, Inc. ....................... 227
1,050
Keysight Technologies, Inc.(a) ........ 169
414
Kimball Electronics, Inc.(a) .......... 8
368
Littelfuse, Inc. .................... 87
111
Novanta, Inc.(a) ................... 17
1,841
PC Connection, Inc. ................ 128
51
Plexus Corp.(a) ................... 8
86
Sanmina Corp.(a) .................. 7
34
TD SYNNEX Corp. ................ 4
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
1,116
TTM Technologies, Inc.(a) ........... $ 28
2,343
Vontier Corp. ..................... 85
376
Zebra Technologies Corp.(a) .......... 145
4,086
Energy Equipment & Services — 0.25%
7,609
Archrock, Inc. .................... 189
835
Atlas Energy Solutions, Inc. .......... 19
1,098
Bristow Group, Inc.(a) .............. 38
460
Cactus, Inc., Class - A ............... 27
4,798
ChampionX Corp. ................. 130
26,930
Halliburton Co. ................... 732
6,750
Helmerich & Payne, Inc. ............. 216
747
Kodiak Gas Services, Inc. ............ 31
5,195
Liberty Energy, Inc. ................ 103
1,775
Oceaneering International, Inc.(a) ...... 46
40,389
Patterson-UTI Energy, Inc. ........... 334
42,009
Schlumberger N.V. ................. 1,611
11,270
Solaris Energy Infrastructure, Inc. ...... 324
21,429
TechnipFMC PLC ................. 620
4,093
Tidewater, Inc.(a) .................. 224
4,644
Entertainment — 1.13%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 115
1,640
Atlanta Braves Holdings, Inc.(a) ....... 67
682
Cinemark Holdings, Inc.(a) ........... 21
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,378
18,267
Netflix, Inc.(a) .................... 16,282
28,569
The Walt Disney Co. ............... 3,181
21,044
Financial Services — 4.01%
8,213
Apollo Global Management, Inc. ....... 1,356
23,967
AvidXchange Holdings, Inc.(a) ........ 248
861 Banco Latinoamericano de Comercio
Exterior SA, Class - E .......... 31
42,603
Berkshire Hathaway, Inc., Class - B(a) ... 19,311
800
Cannae Holdings, Inc. .............. 16
49,585
Equitable Holdings, Inc. ............. 2,339
2,141
EVERTEC, Inc. ................... 74
143 Federal Agricultural Mortgage Corp., Class -
C ......................... 28
4,072
Fiserv, Inc.(a) ..................... 836
12,400
Global Payments, Inc. ............... 1,390
708
I3 Verticals, Inc., Class - A(a) ......... 16

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services (continued)
1,852
Jack Henry & Associates, Inc. ......... $ 325
37,521
Mastercard, Inc., Class - A ........... 19,756
228
MGIC Investment Corp. ............. 5
1,030
Mr Cooper Group, Inc.(a) ............ 99
2,840
Payoneer Global, Inc.(a) ............. 29
34,688
PayPal Holdings, Inc.(a) ............. 2,961
871
PennyMac Financial Services, Inc. ..... 89
2,184
Repay Holdings Corp.(a) ............ 17
73,805
Visa, Inc., Class - A ................ 23,324
31,527
Voya Financial, Inc. ................ 2,170
1,294
Walker & Dunlop, Inc. .............. 126
1,342
Waterstone Financial, Inc. ............ 18
198
WEX, Inc.(a) ..................... 35
74,599
Food Products — 0.61%
13,782
Archer-Daniels-Midland Co. .......... 696
283
Cal-Maine Foods, Inc. .............. 29
87,270
Conagra Brands, Inc. ............... 2,422
1,587
Darling Ingredients, Inc.(a) ........... 53
5,689
Flowers Foods, Inc. ................ 118
365
Freshpet, Inc.(a) ................... 54
12,760
General Mills, Inc. ................. 814
7,674
Hormel Foods Corp. ................ 241
682
J & J Snack Foods Corp. ............. 106
2,078
John B. Sanfilippo & Son, Inc. ........ 181
10,284
Kellanova ....................... 833
413
Lamb Weston Holdings, Inc. .......... 28
5,092
McCormick & Co., Inc. ............. 388
65,720
Mondelez International, Inc., Class - A ... 3,924
1,277
Post Holdings, Inc.(a) ............... 146
3,009
The Hershey Co. .................. 510
2,332
The J.M. Smucker Co. .............. 257
13,887
The Kraft Heinz Co. ................ 426
1,116
The Simply Good Foods Co.(a) ........ 44
1,627
Tootsie Roll Industries, Inc. ........... 53
2,571
WK Kellogg Co. .................. 46
11,369
Gas Utilities — 0.14%
808
Atmos Energy Corp. ................ 113
1,491
Brookfield Infrastructure Corp.(a) ...... 60
480
Chesapeake Utilities Corp. ........... 58
33,223
National Fuel Gas Co. .............. 2,016
329
New Jersey Resources Corp. .......... 15
3,451
ONE Gas, Inc. .................... 239
Shares Security Description
Value
(000)
Common Stocks (continued)
Gas Utilities (continued)
1,094
Southwest Gas Holdings, Inc. ......... $ 77
2,134
UGI Corp. ....................... 60
2,638
Ground Transportation — 1.13%
168
ArcBest Corp. .................... 16
128,274
CSX Corp. ....................... 4,139
6,621
Knight-Swift Transportation Holdings, Inc. 351
1,274
Landstar System, Inc. ............... 219
5,345
Norfolk Southern Corp. ............. 1,254
3,682
Old Dominion Freight Line, Inc. ....... 650
1,886
RXO, Inc.(a) ..................... 45
62,802
Uber Technologies, Inc.(a) ........... 3,788
11,187
U-Haul Holding Co. ................ 717
1,243
U-Haul Holding Co.(a) .............. 86
42,704
Union Pacific Corp. ................ 9,738
21,003
Health Care Equipment & Supplies — 2.04%
82,859
Abbott Laboratories ................ 9,372
5,533
Align Technology, Inc.(a) ............ 1,154
10,657
Baxter International, Inc. ............ 311
4,799
Becton Dickinson & Co. ............. 1,089
10,892
Boston Scientific Corp.(a) ............ 973
799
CVRx, Inc.(a) .................... 10
5,314
Dexcom, Inc.(a) ................... 413
16,898
Edwards Lifesciences Corp.(a) ........ 1,251
960
Embecta Corp. .................... 20
1,648
Enovis Corp.(a) ................... 72
6,535
GE HealthCare Technologies, Inc. ...... 511
698
Glaukos Corp.(a) .................. 105
434
Haemonetics Corp.(a) ............... 34
9,518
ICU Medical, Inc.(a) ............... 1,477
4,343
IDEXX Laboratories, Inc.(a) .......... 1,796
883
Inspire Medical Systems, Inc.(a) ....... 164
1,118
Insulet Corp.(a) ................... 292
479
Integer Holdings Corp.(a) ............ 63
19,494
Intuitive Surgical, Inc.(a) ............ 10,174
933
iRhythm Technologies, Inc.(a) ......... 84
511
Lantheus Holdings, Inc.(a) ........... 46
271
LeMaitre Vascular, Inc. .............. 25
74
Medtronic PLC ................... 6
4,151
Merit Medical Systems, Inc.(a) ........ 401
4,795
Neogen Corp.(a) .................. 58
26,890
Novocure Ltd.(a) .................. 801
1,347
Omnicell, Inc.(a) .................. 60

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
49,211
OraSure Technologies, Inc.(a) ......... $ 178
1,434
Penumbra, Inc.(a) .................. 341
4,072
ResMed, Inc. ..................... 931
1,272
STAAR Surgical Co.(a) ............. 31
1,498
STERIS PLC ..................... 308
9,642
Stryker Corp. ..................... 3,472
19,385
Tactile Systems Technology, Inc.(a) ..... 332
23,899
Tandem Diabetes Care, Inc.(a) ......... 861
2,516
The Cooper Cos., Inc.(a) ............. 231
693
TransMedics Group, Inc.(a) ........... 43
3,346
Zimmer Biomet Holdings, Inc. ........ 353
7,594
Zimvie, Inc.(a) .................... 106
37,949
Health Care Providers & Services — 1.96%
25,068
Acadia Healthcare Co., Inc.(a) ......... 994
158
Addus HomeCare Corp.(a) ........... 20
3,253
Astrana Health, Inc.(a) .............. 103
3,127
Cencora, Inc. ..................... 703
25,667
Centene Corp.(a) .................. 1,555
13
Chemed Corp. .................... 7
1,113
Concentra Group Holdings Parent, Inc. .. 22
459
CorVel Corp.(a) ................... 51
22,394
CVS Health Corp. ................. 1,005
9,467
Elevance Health, Inc. ............... 3,492
47
Encompass Health Corp. ............. 4
4,756
HCA Healthcare, Inc. ............... 1,428
3,283
Henry Schein, Inc.(a) ............... 227
4,083
Labcorp Holdings, Inc. .............. 936
8,667
McKesson Corp. .................. 4,939
992
Molina Healthcare, Inc.(a) ........... 289
717
National HealthCare Corp. ........... 77
2,556
NeoGenomics, Inc.(a) ............... 42
1,478
Owens & Minor, Inc.(a) ............. 19
3,683
Patterson Cos., Inc. ................ 114
10,773
Quest Diagnostics, Inc. .............. 1,625
2,950
RadNet, Inc.(a) ................... 206
1,380
Select Medical Holdings Corp. ........ 26
3,135
Solventum Corp.(a) ................ 207
1,068
Surgery Partners, Inc.(a) ............. 23
2,414
Tenet Healthcare Corp.(a) ............ 305
11,241
The Cigna Group .................. 3,104
195
The Ensign Group, Inc. .............. 26
1,540
The Joint Corp.(a) ................. 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
29,483
UnitedHealth Group, Inc. ............ $ 14,914
36,479
Health Care REITs — 0.42%
8,558
CareTrust REIT, Inc. ............... 231
174,195
Healthcare Realty Trust, Inc. .......... 2,954
686
National Health Investors, Inc. ........ 48
36,358
Omega Healthcare Investors, Inc. ...... 1,376
6,550
Sabra Health Care REIT, Inc. ......... 113
40,605
Ventas, Inc. ...................... 2,391
5,701
Welltower, Inc. .................... 718
7,831
Health Care Technology — 0.18%
1,615
Phreesia, Inc.(a) ................... 41
9,828
Schrodinger, Inc.(a) ................ 190
14,457
Veeva Systems, Inc., Class - A(a) ....... 3,039
3,270
Hotel & Resort REITs — 0.05%
4,816
Chatham Lodging Trust ............. 43
9,262
DiamondRock Hospitality Co. ......... 84
24,850
Park Hotels & Resorts, Inc. ........... 350
6,433
RLJ Lodging Trust ................. 66
1,766
Ryman Hospitality Properties, Inc. ...... 184
7,641
Summit Hotel Properties, Inc. ......... 52
4,401
Sunstone Hotel Investors, Inc. ......... 52
1,773
Xenia Hotels & Resorts, Inc. .......... 26
857
Hotels, Restaurants & Leisure — 1.88%
7,232
Airbnb, Inc., Class - A(a) ............ 950
162
BJ's Restaurants, Inc.(a) ............. 6
805
Bloomin' Brands, Inc. ............... 10
1,179
Booking Holdings, Inc. .............. 5,857
3,538
Boyd Gaming Corp. ................ 257
31,802
Carnival Corp.(a) .................. 793
28,900
Chipotle Mexican Grill, Inc.(a) ........ 1,743
1,046
Choice Hotels International, Inc. ....... 149
2,249
Darden Restaurants, Inc. ............. 420
1,221
Dave & Buster's Entertainment, Inc.(a) .. 36
23,594
DraftKings, Inc.(a) ................. 878
2,169
First Watch Restaurant Group, Inc.(a) ... 40
428
Golden Entertainment, Inc. ........... 14
1,218
Hilton Grand Vacations, Inc.(a) ........ 47
148
Hilton Worldwide Holdings, Inc. ....... 37

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
3,826
Hyatt Hotels Corp., Class - A ......... $ 601
999
Light & Wonder, Inc.(a) ............. 86
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 46
13,101
Marriott International, Inc., Class - A .... 3,654
20,166
McDonald's Corp. ................. 5,845
217
Monarch Casino & Resort, Inc. ........ 17
51,410
Norwegian Cruise Line Holdings Ltd.(a) . 1,323
3,005
Planet Fitness, Inc., Class - A(a) ....... 297
3,075
PlayAGS, Inc.(a) .................. 35
16,947
Royal Caribbean Cruises Ltd. ......... 3,910
507
Seaport Entertainment Group, Inc.(a) .... 14
82,827
Starbucks Corp. ................... 7,557
5,395
Super Group SGHC Ltd. ............. 34
581
Texas Roadhouse, Inc. .............. 105
1,001
Vail Resorts, Inc. .................. 188
34,949
Household Durables — 0.34%
201
Cavco Industries, Inc.(a) ............. 90
844
Century Communities, Inc. ........... 62
1,030
Champion Homes, Inc.(a) ............ 91
3,443
D.R. Horton, Inc. .................. 481
4,095
Dream Finders Homes, Inc., Class - A(a) . 95
5,591
Garmin Ltd. ...................... 1,153
891 Hamilton Beach Brands Holding Co., Class
- A ........................ 15
705
Legacy Housing Corp.(a) ............ 17
6,964
Lennar Corp., Class - A .............. 950
83
Lennar Corp., Class - B ............. 11
748
LGI Homes, Inc.(a) ................ 67
2,390
M/I Homes, Inc.(a) ................. 318
1,111
Meritage Homes Corp. .............. 171
4,132
PulteGroup, Inc. ................... 450
3,670
Sonos, Inc.(a) .................... 55
17,676
Toll Brothers, Inc. ................. 2,226
2,166
Tri Pointe Homes, Inc.(a) ............ 79
1,868
Worthington Enterprises, Inc. ......... 75
6,406
Household Products — 1.14%
2,670
BJ's Wholesale Club Holdings, Inc.(a) ... 239
1,892
Central Garden & Pet Co.(a) .......... 73
1,710
Central Garden & Pet Co., Class - A(a) .. 57
6,339
Church & Dwight Co., Inc. ........... 664
9,514
Colgate-Palmolive Co. .............. 865
23,369
Kimberly-Clark Corp. ............... 3,062
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Products (continued)
1,019
Oil-Dri Corp. of America ............ $ 89
3,772
The Clorox Co. ................... 613
92,793
The Procter & Gamble Co. ........... 15,556
61
WD-40 Co. ...................... 15
21,233
Independent Power and Renewable Electricity Producers
— 0.40%
1,499
Clearway Energy, Inc., Class - C ....... 39
4,109
Ormat Technologies, Inc. ............ 278
51,268
Vistra Corp. ...................... 7,069
7,386
Industrial Conglomerates — 0.61%
12,543
3M Co. ......................... 1,619
1,120
Brookfield Business Corp., Class - A .... 27
19,608
General Electric Co. ................ 3,270
28,328
Honeywell International, Inc. ......... 6,400
11,316
Industrial REITs — 0.14%
1,133
EastGroup Properties, Inc. ........... 182
875
Innovative Industrial Properties, Inc. .... 58
20,968
Prologis, Inc. ..................... 2,216
2,707
STAG Industrial, Inc. ............... 92
2,548
Insurance — 2.24%
33,180
Aflac, Inc. ....................... 3,432
689
Ambac Financial Group, Inc.(a) ....... 9
8,552
Aon PLC, Class - A ................ 3,072
1,831
Arthur J. Gallagher & Co. ............ 520
1,195
Assurant, Inc. .................... 255
36,463
Axis Capital Holdings Ltd. ........... 3,231
1,709
Brown & Brown, Inc. ............... 174
11,297
Chubb Ltd. ...................... 3,121
3,252
Cincinnati Financial Corp. ........... 467
3,379
CNO Financial Group, Inc. ........... 126
658
Enstar Group Ltd.(a) ............... 212
35
Everest Group Ltd. ................. 13
52,976
Fidelity National Financial, Inc. ....... 2,974
7,019
Genworth Financial, Inc.(a) ........... 49
3,462
Goosehead Insurance, Inc., Class - A(a) .. 371
3,604
Horace Mann Educators Corp. ......... 141
562
Kinsale Capital Group, Inc. ........... 261
43,476
Lincoln National Corp. .............. 1,379
14,422
Marsh & McLennan Cos., Inc. ........ 3,063

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
26,353
MetLife, Inc. ..................... $ 2,158
7,077
Old Republic International Corp. ....... 256
22,534
Principal Financial Group, Inc. ........ 1,744
11,007
Prudential Financial, Inc. ............ 1,305
7,591
Reinsurance Group of America, Inc. .... 1,622
3,014
RenaissanceRe Holdings Ltd. ......... 750
372
Selective Insurance Group, Inc. ........ 35
3,408
Stewart Information Services Corp. ..... 230
26,534
The Allstate Corp. ................. 5,116
8,510
The Progressive Corp. .............. 2,039
6,974
The Travelers Cos., Inc. ............. 1,680
621
Trupanion, Inc.(a) ................. 30
17,476
Unum Group ..................... 1,276
9,301
W.R. Berkley Corp. ................ 544
41,655
Interactive Media & Services — 6.75%
206,074
Alphabet, Inc., Class - A ............. 39,010
213,373
Alphabet, Inc., Class - C ............. 40,635
1,296
Cargurus, Inc.(a) .................. 47
845
Cars.com, Inc.(a) .................. 15
8,368
IAC, Inc.(a) ...................... 361
1,412
Match Group, Inc.(a) ............... 46
76,855
Meta Platforms, Inc., Class - A ........ 44,999
8,634
Nextdoor Holdings, Inc.(a) ........... 20
14,331
TrueCar, Inc.(a) ................... 53
6,760
Yelp, Inc.(a) ...................... 262
125,448
IT Services — 0.79%
15,185
Accenture PLC, Class - A ............ 5,341
3,168
Akamai Technologies, Inc.(a) ......... 303
4,094 Cognizant Technology Solutions Corp.,
Class - A .................... 315
356
Couchbase, Inc.(a) ................. 6
1,369
DigitalOcean Holdings, Inc.(a) ........ 47
8,471
EPAM Systems, Inc.(a) .............. 1,981
13,957
GoDaddy, Inc., Class - A(a) ........... 2,755
1,737
Grid Dynamics Holdings, Inc.(a) ....... 39
2,117
International Business Machines Corp. ... 465
32,062
Okta, Inc.(a) ..................... 2,526
135
The Hackett Group, Inc. ............. 4
4,247
VeriSign, Inc.(a) ................... 879
14,661
Leisure Products — 0.03%
324
American Outdoor Brands, Inc.(a) ...... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Leisure Products (continued)
1,780
Brunswick Corp. .................. $ 115
1,159
Hasbro, Inc. ...................... 65
356
MasterCraft Boat Holdings, Inc.(a) ..... 7
14,953
Mattel, Inc.(a) .................... 265
1,298
Smith & Wesson Brands, Inc. ......... 13
1,461
YETI Holdings, Inc.(a) .............. 56
526
Life Sciences Tools & Services — 0.95%
4,371
Agilent Technologies, Inc. ............ 587
75
Azenta, Inc.(a) .................... 4
398
Bio-Rad Laboratories, Inc., Class - A(a) .. 131
4,564
Bio-Techne Corp. .................. 329
1,836
Bruker Corp. ..................... 108
438 Charles River Laboratories International,
Inc.(a) ...................... 81
6,376
Cytek Biosciences, Inc.(a) ............ 41
15,219
Danaher Corp. .................... 3,494
4,083
Fortrea Holdings, Inc.(a) ............. 76
710
IQVIA Holdings, Inc.(a) ............. 140
599
Medpace Holdings, Inc.(a) ........... 199
3,554
Mettler-Toledo International, Inc.(a) .... 4,349
2,268
QIAGEN N.V.(a) .................. 101
493
Repligen Corp.(a) .................. 71
724
Revvity, Inc. ..................... 81
13,024
Thermo Fisher Scientific, Inc. ......... 6,774
3,017
Waters Corp.(a) ................... 1,119
17,685
Machinery — 1.74%
11,054
AGCO Corp. ..................... 1,033
183
Alamo Group, Inc. ................. 34
68
Albany International Corp. ........... 5
1,637
Astec Industries, Inc. ............... 55
3,801
Barnes Group, Inc. ................. 180
21,751
Caterpillar, Inc. ................... 7,889
1,248
Chart Industries, Inc.(a) ............. 238
2,711
Columbus McKinnon Corp. .......... 101
5,428
Cummins, Inc. .................... 1,892
4,840
Deere & Co. ..................... 2,051
53
Donaldson Co., Inc. ................ 4
8,121
Dover Corp. ...................... 1,523
220
Enpro, Inc. ...................... 38
1,648
Esab Corp. ....................... 198
1,328
ESCO Technologies, Inc. ............ 177
1,773
Federal Signal Corp. ................ 164

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Machinery (continued)
5,857
Fortive Corp. ..................... $ 439
141
Franklin Electric Co., Inc. ............ 14
1,569
Graco, Inc. ...................... 132
2,528
Helios Technologies, Inc. ............ 113
2,739
Hillman Solutions Corp.(a) ........... 27
2,539
IDEX Corp. ...................... 531
8,257
Illinois Tool Works, Inc. ............. 2,094
13,883
Ingersoll Rand, Inc. ................ 1,256
2,518
ITT, Inc. ........................ 360
819
JBT Marel Corp. .................. 104
226
Kadant, Inc. ...................... 78
1,329
Kennametal, Inc. .................. 32
771
Lincoln Electric Holdings, Inc. ........ 145
236
Mueller Industries, Inc. .............. 19
16,478
Mueller Water Products, Inc., Class - A .. 371
1,750
Nordson Corp. .................... 366
17,109
Oshkosh Corp. .................... 1,627
16,233
Otis Worldwide Corp. ............... 1,503
1,746
Parker-Hannifin Corp. .............. 1,111
21
RBC Bearings, Inc.(a) .............. 6
1,356
SPX Technologies, Inc.(a) ............ 197
948
Standex International Corp. ........... 177
2,819
Tennant Co. ...................... 230
2,067
Terex Corp. ...................... 96
1,276
The Gorman-Rupp Co. .............. 48
2,085
The Greenbrier Cos., Inc. ............ 127
11,372
The Middleby Corp.(a) .............. 1,540
5,021
The Shyft Group, Inc. ............... 59
2,490
The Timken Co. ................... 178
927
The Toro Co. ..................... 74
16,476
Westinghouse Air Brake Technologies Corp. 3,124
4,923
Xylem, Inc. ...................... 571
32,331
Marine Transportation — 0.03%
8,479
Costamare, Inc. ................... 109
2,101
Kirby Corp.(a) .................... 222
1,166
Matson, Inc. ..................... 157
488
Media — 0.42%
5,957
Advantage Solutions, Inc.(a) .......... 17
84,982
Comcast Corp., Class - A ............ 3,190
4,889
Fox Corp., Class - A ................ 238
15,050
Integral Ad Science Holding Corp.(a) .... 157
3,824
Magnite, Inc.(a) ................... 61
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
8,724
Omnicom Group, Inc. ............... $ 751
535
Scholastic Corp. ................... 11
2,249
TEGNA, Inc. ..................... 41
31,882
The Interpublic Group of Cos., Inc. ..... 893
21,211
The Trade Desk, Inc., Class - A(a) ...... 2,493
1,572
Townsquare Media, Inc., Class - A ...... 14
7,866
Metals & Mining — 0.33%
50,866
Alcoa Corp. ...................... 1,923
1,094
Arch Resources, Inc. ............... 154
17,375
ATI, Inc.(a) ...................... 956
1,962
Carpenter Technology Corp. .......... 333
5,219
Coeur Mining, Inc.(a) ............... 30
9,750
Hecla Mining Co. .................. 48
1,828
Kaiser Aluminum Corp. ............. 128
360
Materion Corp. ................... 36
5,772
Metallus, Inc.(a) ................... 82
18,550
Newmont Corp. ................... 690
8,225
Nucor Corp. ...................... 960
2,916
Ryerson Holding Corp. .............. 54
1,912
Steel Dynamics, Inc. ................ 218
12,963
United States Steel Corp. ............ 441
137
Warrior Met Coal, Inc. .............. 7
1,868
Worthington Steel, Inc. .............. 59
6,119
Mortgage Real Estate Investment Trusts (REITs)
— 0.00%
404
Sunrise Realty Trust, Inc. ............ 6
Mortgage Real Estate Investment Trusts (REITs)
— 0.15%
17,446
Arbor Realty Trust, Inc.^ ............ 242
7,810
BrightSpire Capital, Inc. ............. 44
1,691
Dynex Capital, Inc. ................ 21
198,350
Rithm Capital Corp. ................ 2,148
20,515
Starwood Property Trust, Inc. ......... 389
2,844
Multi-Utilities — 0.57%
2,674
Ameren Corp. .................... 238
5,156
Black Hills Corp. .................. 302
84,210
CenterPoint Energy, Inc. ............. 2,672
1,937
CMS Energy Corp. ................. 129
1,642
Consolidated Edison, Inc. ............ 147
1,144
Dominion Energy, Inc. .............. 62

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Multi-Utilities (continued)
16,840
DTE Energy Co. .................. $ 2,033
72,854
NiSource, Inc. .................... 2,677
5,865
Public Service Enterprise Group, Inc. .... 496
1,902
Sempra ......................... 167
847
Unitil Corp. ...................... 46
17,371
WEC Energy Group, Inc. ............ 1,634
10,603
Office REITs — 0.07%
2,446
COPT Defense Properties ............ 76
5,145
Douglas Emmett, Inc. ............... 95
15,245
Easterly Government Properties, Inc. .... 173
30,614
Highwoods Properties, Inc. ........... 936
3,013
Paramount Group, Inc. .............. 15
7,836
Piedmont Office Realty Trust, Inc., Class - A 72
378
SL Green Realty Corp. .............. 26
1,393
Oil, Gas & Consumable Fuels — 3.22%
74,539
Antero Midstream Corp. ............. 1,125
3,497
Antero Resources Corp.(a) ........... 123
2,300
California Resources Corp. ........... 119
7,263
Cheniere Energy, Inc. ............... 1,561
19,851
Chevron Corp. .................... 2,875
8,222
CNX Resources Corp.(a) ............ 302
23,646
Comstock Resources, Inc.(a) .......... 431
58,661
ConocoPhillips ................... 5,817
2,431
CONSOL Energy, Inc. .............. 259
63,641
Coterra Energy, Inc. ................ 1,625
3,996
Crescent Energy Co., Class - A ........ 58
5,132
Delek US Holdings, Inc. ............. 95
110,190
Devon Energy Corp. ................ 3,607
8,419
DT Midstream, Inc. ................ 837
6,443
Encore Energy Corp.(a) ............. 22
3,995
EOG Resources, Inc. ............... 490
30,723
EQT Corp. ....................... 1,417
2,821
Evolution Petroleum Corp. ........... 15
3,921
Excelerate Energy, Inc., Class - A ...... 119
2,366
Expand Energy Corp. ............... 236
88,843
Exxon Mobil Corp. ................ 9,556
2,312
Golar LNG Ltd. ................... 98
16,993
Hess Corp. ....................... 2,260
161,493
Kinder Morgan, Inc. ................ 4,425
4,980
Kinetik Holdings, Inc. .............. 282
11,538
Marathon Petroleum Corp. ........... 1,610
268
Matador Resources Co. .............. 15
Shares Security Description
Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
13,648
Navigator Holdings Ltd. ............. $ 209
26,124
Occidental Petroleum Corp. .......... 1,291
20,345
ONEOK, Inc. ..................... 2,043
3,747
Ovintiv, Inc. ..................... 152
1,094
Peabody Energy Corp. .............. 23
14,968
Permian Resources Corp. ............ 215
97,297
Range Resources Corp. .............. 3,501
156
REX American Resources Corp.(a) ..... 7
9,204
SFL Corp. Ltd. .................... 94
419
SM Energy Co. ................... 16
35,548
Targa Resources Corp. .............. 6,344
114,739
The Williams Cos., Inc. ............. 6,210
4,793
Uranium Energy Corp.(a) ............ 32
2,242
Valero Energy Corp. ................ 275
2,011
Vitesse Energy, Inc. ................ 50
1,925
World Kinect Corp. ................ 53
59,894
Paper & Forest Products — 0.01%
1,680
Sylvamo Corp. .................... 133
Passenger Airlines — 0.12%
10,129
Alaska Air Group, Inc.(a) ............ 656
8,991
Blade Air Mobility, Inc.(a) ........... 38
11,473 Controladora Vuela Cia de Aviacion SAB de
CV, ADR(a) .................. 85
2,097
Copa Holdings SA, Class - A .......... 184
18,665
Delta Air Lines, Inc. ................ 1,130
7,362
Frontier Group Holdings, Inc.(a) ....... 52
5,665
JetBlue Airways Corp.(a) ............ 45
2,190
Personal Care Products — 0.06%
692
BellRing Brands, Inc.(a) ............. 52
3,023
e.l.f. Beauty, Inc.(a) ................ 380
853
Interparfums, Inc. .................. 112
7,871
The Estee Lauder Cos., Inc. .......... 590
1,134
Pharmaceuticals — 3.10%
5,164
Amphastar Pharmaceuticals, Inc.(a) ..... 192
286
ANI Pharmaceuticals, Inc.(a) ......... 16
2,745
Arvinas, Inc.(a) ................... 53
876
Axsome Therapeutics, Inc.(a) ......... 74
1,709
Collegium Pharmaceutical, Inc.(a) ...... 49
551
Corcept Therapeutics, Inc.(a) ......... 28
35,959
Eli Lilly & Co. .................... 27,761

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Pharmaceuticals (continued)
1,228
Harrow, Inc.(a) .................... $ 41
2,106
Intra-Cellular Therapies, Inc.(a) ........ 176
76,106
Johnson & Johnson ................ 11,006
114,005
Merck & Co., Inc. ................. 11,341
44,268
Novo Nordisk A/S, ADR ............. 3,808
3,348
Organon & Co. ................... 50
64,849
Pfizer, Inc. ....................... 1,720
3,964
Pliant Therapeutics, Inc.(a) ........... 52
1,583
Prestige Consumer Healthcare, Inc.(a) ... 124
803
Supernus Pharmaceuticals, Inc.(a) ...... 29
19,928
Viatris, Inc. ...................... 248
4,740
Zoetis, Inc. ...................... 772
57,540
Professional Services — 0.96%
9,355
Alight, Inc., Class - A ............... 65
717
Amentum Holdings, Inc.(a) ........... 15
917
ASGN, Inc.(a) .................... 76
3,150
Asure Software, Inc.(a) .............. 30
31,829
Automatic Data Processing, Inc. ....... 9,317
2,812
Barrett Business Services, Inc. ........ 122
62
Booz Allen Hamilton Holding Corp. .... 8
1,815
CBIZ, Inc.(a) ..................... 149
34
Concentrix Corp. .................. 1
10,305
Conduent, Inc.(a) .................. 42
3,434
Equifax, Inc. ..................... 875
2,570
ExlService Holdings, Inc.(a) .......... 114
846
Exponent, Inc. .................... 75
2,911
First Advantage Corp.(a) ............. 55
217
Huron Consulting Group, Inc.(a) ....... 27
587
ICF International, Inc. .............. 70
717
Jacobs Solutions, Inc. ............... 96
3,378
KBR, Inc. ....................... 196
1,998
Korn Ferry ...................... 135
1,829
Leidos Holdings, Inc. ............... 263
979
Maximus, Inc. .................... 73
6,910
Paychex, Inc. ..................... 969
8,321
Paycom Software, Inc. .............. 1,706
825
Robert Half, Inc. .................. 58
1,018
Science Applications International Corp. . 114
1,391
SS&C Technologies Holdings, Inc. ..... 105
1,649
Upwork, Inc.(a) ................... 27
10,910
Verisk Analytics, Inc. ............... 3,005
17,788
Shares Security Description
Value
(000)
Common Stocks (continued)
Real Estate Management & Development — 0.19%
683
BBX Capital, Inc.(a) ................ $ 5
2,963
CBRE Group, Inc., Class - A(a) ........ 389
29,830
CoStar Group, Inc.(a) ............... 2,135
2,627
Cushman & Wakefield PLC(a) ........ 34
2,814
DigitalBridge Group, Inc. ............ 32
574
Forestar Group, Inc.(a) .............. 15
4,563
Howard Hughes Holdings, Inc.(a) ...... 351
2,009
Jones Lang LaSalle, Inc.(a) ........... 509
2,030
Marcus & Millichap, Inc. ............ 78
3,583
Newmark Group, Inc., Class - A ....... 46
3,594
Residential REITs — 0.16%
3,688
American Homes 4 Rent, Class - A ..... 138
2,230 Apartment Investment and Management
Co.(a) ...................... 20
7,024
Camden Property Trust .............. 815
1,553
Elme Communities ................. 24
3,730
Equity LifeStyle Properties, Inc. ....... 248
507
Essex Property Trust, Inc. ............ 145
4,659
Independence Realty Trust, Inc. ........ 92
10,627
Invitation Homes, Inc. .............. 340
2,029
Mid-America Apartment Communities, Inc. 314
5,538
NexPoint Residential Trust, Inc. ....... 231
1,913
Sun Communities, Inc. .............. 235
4,609
UDR, Inc. ....................... 200
3,691
UMH Properties, Inc. ............... 70
3,365
Veris Residential, Inc. ............... 56
2,928
Retail REITs — 0.19%
27,975
Brixmor Property Group, Inc. ......... 779
1,385
Federal Realty Investment Trust ....... 155
533
Getty Realty Corp. ................. 16
4,895
InvenTrust Properties Corp. .......... 147
3,897
Kite Realty Group Trust ............. 98
17,542
Realty Income Corp. ............... 937
11,883
Tanger, Inc. ...................... 406
43,161
The Macerich Co. ................. 860
3,762
Urban Edge Properties .............. 81
3,479
Semiconductors & Semiconductor Equipment — 10.42%
96,418
Advanced Micro Devices, Inc.(a) ....... 11,646
485
Alpha & Omega Semiconductor Ltd.(a) .. 18
451
Ambarella, Inc.(a) ................. 33
3,622
Amkor Technology, Inc. ............. 93

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
12,617
Analog Devices, Inc. ............... $ 2,681
27,360
Applied Materials, Inc. .............. 4,450
2,288
ASML Holding N.V., ADR ........... 1,586
151,080
Broadcom, Inc. ................... 35,025
55
Cirrus Logic, Inc.(a) ................ 5
1,496
Credo Technology Group Holding Ltd.(a) 101
7,262
First Solar, Inc.(a) ................. 1,280
3,557
FormFactor, Inc.(a) ................ 157
2,669
Ichor Holdings Ltd.(a) .............. 86
188
Impinj, Inc.(a) .................... 27
46,789
Intel Corp. ....................... 938
1,378
KLA Corp. ...................... 868
16,590
Lam Research Corp. ................ 1,198
684
Lattice Semiconductor Corp.(a) ........ 39
8,316 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 1,080
34,215
Marvell Technology, Inc. ............ 3,779
3,708
Microchip Technology, Inc. ........... 213
12,405
Micron Technology, Inc. ............. 1,044
624
MKS Instruments, Inc. .............. 65
853,570
NVIDIA Corp. .................... 114,625
3,257
ON Semiconductor Corp.(a) .......... 205
631
Onto Innovation, Inc.(a) ............. 105
2,203
Power Integrations, Inc. ............. 136
2,201
Qorvo, Inc.(a) .................... 154
37,361
QUALCOMM, Inc. ................ 5,739
1,083
Silicon Laboratories, Inc.(a) .......... 135
3,842
Skyworks Solutions, Inc. ............ 341
799
Synaptics, Inc.(a) .................. 61
23,905
Texas Instruments, Inc. .............. 4,482
2,391
Ultra Clean Holdings, Inc.(a) ......... 86
8,143
Universal Display Corp. ............. 1,191
661
Veeco Instruments, Inc.(a) ............ 18
193,690
Software — 10.79%
1,931
ACI Worldwide, Inc.(a) ............. 100
21,800
Adobe, Inc.(a) .................... 9,694
1,294
Agilysys, Inc.(a) .................. 170
416
Alarm.com Holdings, Inc.(a) .......... 25
1,591
Alkami Technology, Inc.(a) ........... 58
829
Altair Engineering, Inc., Class - A(a) .... 90
1,974
ANSYS, Inc.(a) ................... 666
289
Appfolio, Inc., Class - A(a) ........... 71
908
Atlassian Corp., Class - A(a) .......... 221
10,190
Autodesk, Inc.(a) .................. 3,012
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
6,689
AvePoint, Inc.(a) .................. $ 110
211
Blackbaud, Inc.(a) ................. 16
1,089
Box, Inc., Class - A(a) .............. 34
9,731
Cadence Design Systems, Inc.(a) ....... 2,924
2,611
Clear Secure, Inc., Class - A .......... 70
574
Commvault Systems, Inc.(a) .......... 87
1,270
Corpay, Inc.(a) .................... 430
9,116
Crowdstrike Holdings, Inc., Class - A(a) . 3,119
313
Digimarc Corp.(a) ................. 12
546
Dolby Laboratories, Inc., Class - A ..... 43
3,738
EverCommerce, Inc.(a) .............. 41
6,515
Fortinet, Inc.(a) ................... 616
846
Guidewire Software, Inc.(a) .......... 143
1,928
HubSpot, Inc.(a) .................. 1,343
3,676
InterDigital, Inc. .................. 712
6,582
Intuit, Inc. ....................... 4,137
1,284
LiveRamp Holdings, Inc.(a) .......... 39
23,134
Manhattan Associates, Inc.(a) ......... 6,252
3,930
MARA Holdings, Inc.(a) ............. 66
6,497
Matterport, Inc.(a) ................. 31
2,965
Meridianlink, Inc.(a) ............... 61
265,450
Microsoft Corp. ................... 111,886
7,220
MicroStrategy, Inc.(a) ............... 2,091
16,199
N-able, Inc.(a) .................... 151
55,831
NextNav, Inc.(a) ................... 869
88,177
Oracle Corp. ..................... 14,694
21,484
Palantir Technologies, Inc., Class - A(a) .. 1,625
7,820
Palo Alto Networks, Inc.(a) ........... 1,423
939
Progress Software Corp. ............. 61
868
PTC, Inc.(a) ...................... 160
680
Qualys, Inc.(a) .................... 95
11,757
Riot Platforms, Inc.(a) .............. 120
2,517
Roper Technologies, Inc. ............. 1,308
50,458
Salesforce, Inc. ................... 16,870
3,998
Sapiens International Corp. N.V. ....... 107
12,434
ServiceNow, Inc.(a) ................ 13,182
831
SPS Commerce, Inc.(a) .............. 153
819
Synopsys, Inc.(a) .................. 398
908
Tenable Holdings, Inc.(a) ............ 36
408
Varonis Systems, Inc.(a) ............. 18
18,867
Weave Communications, Inc.(a) ....... 300
566
Workday, Inc., Class - A(a) ........... 146
1,438
Workiva, Inc.(a) ................... 157
21,286
Zeta Global Holdings Corp., Class - A(a) . 383
200,626

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs — 0.86%
6,093
American Tower Corp. .............. $ 1,118
2,473
Crown Castle, Inc. ................. 224
5,913
CubeSmart ...................... 253
9,861
Digital Realty Trust, Inc. ............. 1,749
10,258
Equinix, Inc. ..................... 9,671
5,142
Extra Space Storage, Inc. ............ 769
3,782
Farmland Partners, Inc. .............. 44
7,180
Four Corners Property Trust, Inc. ....... 195
5,259
Iron Mountain, Inc. ................ 553
846
Lamar Advertising Co., Class - A ....... 103
1,574
National Storage Affiliates Trust ....... 60
6,761
Outfront Media, Inc. ................ 120
1,185
PotlatchDeltic Corp. ................ 47
2,688
Public Storage .................... 805
4,581
Safehold, Inc. .................... 85
8,362
VICI Properties, Inc. ............... 244
16,040
Specialty Retail — 2.55%
670
Academy Sports & Outdoors, Inc. ...... 39
1,447
American Eagle Outfitters, Inc. ........ 24
619
AutoZone, Inc.(a) .................. 1,982
6,524
Bath & Body Works, Inc. ............ 253
13,639
Best Buy Co., Inc. ................. 1,170
3,328
Boot Barn Holdings, Inc.(a) .......... 505
376
Burlington Stores, Inc.(a) ............ 107
4,609
Dick's Sporting Goods, Inc. ........... 1,055
9,726
Floor & Decor Holdings, Inc., Class - A(a) 970
1,362
Guess?, Inc. ...................... 19
42,417
Lowe's Cos., Inc. .................. 10,469
4,016
O'Reilly Automotive, Inc.(a) .......... 4,762
3,973
Revolve Group, Inc.(a) .............. 133
231
RH(a) .......................... 91
9,045
Ross Stores, Inc. .................. 1,368
1,809
Sally Beauty Holdings, Inc.(a) ......... 19
158
Signet Jewelers Ltd. ................ 13
389
The Buckle, Inc. ................... 20
27,689
The Home Depot, Inc. .............. 10,771
1,585
The ODP Corp.(a) ................. 36
88,030
The TJX Cos., Inc. ................. 10,635
10,683
Tile Shop Holdings, Inc.(a) ........... 74
16,575
Tractor Supply Co. ................. 879
1,253
Ulta Beauty, Inc.(a) ................ 545
5,911
Upbound Group, Inc. ............... 172
2,174
Victoria's Secret & Co.(a) ............ 90
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialty Retail (continued)
6,032
Williams-Sonoma, Inc. .............. $ 1,117
47,318
Technology Hardware, Storage & Peripherals — 7.74%
562,032
Apple, Inc. ...................... 140,744
83,952
HP, Inc. ......................... 2,739
2,448
NetApp, Inc. ..................... 284
10,627
Turtle Beach Corp.(a) ............... 184
143,951
Textiles, Apparel & Luxury Goods — 0.53%
6,619
Capri Holdings Ltd.(a) .............. 139
47
Columbia Sportswear Co. ............ 4
8,532
Lululemon Athletica, Inc.(a) .......... 3,263
15,785 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 2,063
45,478
NIKE, Inc., Class - B ............... 3,441
1,533
Ralph Lauren Corp. ................ 354
412
Steven Madden Ltd. ................ 18
7,801
Tapestry, Inc. ..................... 510
9,792
Tobacco — 0.26%
36,600
Altria Group, Inc. .................. 1,914
23,833
Philip Morris International, Inc. ........ 2,868
4,782
Trading Companies & Distributors — 0.33%
23,095
Air Lease Corp. ................... 1,113
157
Applied Industrial Technologies, Inc. .... 38
5,077
Beacon Roofing Supply, Inc.(a) ........ 516
186
BlueLinx Holdings, Inc.(a) ........... 19
563
Boise Cascade Co. ................. 67
200
DXP Enterprises, Inc.(a) ............. 17
27,876
Fastenal Co. ...................... 2,004
749
McGrath RentCorp ................. 84
22,107
MRC Global, Inc.(a) ................ 283
2,367
Rush Enterprises, Inc., Class - A ....... 130
548
SiteOne Landscape Supply, Inc.(a) ...... 72
1,221
W.W. Grainger, Inc. ................ 1,286
1,130
Watsco, Inc. ...................... 535
6,164
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 146
4,921
Cadiz, Inc.(a) ..................... 26

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024.
Shares Security Description
Value
(000)
Common Stocks (continued)
Water Utilities (continued)
602
Global Water Resources, Inc. ......... $ 7
179
Wireless Telecommunication Services — 0.49%
6,927
Telephone and Data Systems, Inc. ...... 236
40,535
T-Mobile US, Inc. ................. 8,948
9,184
Total Common Stocks .............. 1,847,399
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/02/26(a)(b) ... –
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/01/26(a) .................. 1
5,589
Xeris BioPharma Hold CVR, 10/06/49(a) . 1
2
Metals & Mining — 0.00%
108,208 Pan American Silver Corp. CVR,
12/31/49(a) .................. 40
Total Contingent Rights ............ 42
Shares Security Description
Value
(000)
Investment Companies — 0.51%
Domestic Equity Funds — 0.05%
1,900
Vanguard S&P 500 ETF ............. $ 1,023
Money Market Funds — 0.46%
256,848 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.25%^^(c) 257
8,270,642 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.37%(c) .................... 8,271
8,528
Total Investment Companies ......... 9,551
Total Investments (cost $557,573) —
99.89% ..................... 1,856,992
Other assets in excess of liabilities —
0.11% ...................... 2,068
Net Assets - 100.00% $ 1,859,060
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2024.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The U.S. Equity Portfolio
HC Capital
Solutions
Parametric
Portfolio
Associates,
LLC Total
Common Stocks .......................................................................................................................................................... — 99.38% 99.38%
Contingent Rights ....................................................................................................................................................... — — — %
Investment Companies ................................................................................................................................................. — 0.51% 0.51%
Other Assets (Liabilities) ............................................................................................................................................. — 0.11% 0.11%
Total Net Assets ...................................................................................................................................................... — % 100.00% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
17
See accompanying notes to financial statements.
I j
Shares Security Description
Value
(000)
Common Stocks — 67.38%
Aerospace & Defense — 0.79%
1,441
Axon Enterprise, Inc.(a) ............. $ 857
692
BWX Technologies, Inc. ............. 77
290
Curtiss-Wright Corp. ............... 103
7,337
General Dynamics Corp. ............. 1,934
1,413
HEICO Corp. ..................... 336
2,302
HEICO Corp., Class - A ............. 429
636
Hexcel Corp. ..................... 40
7,913
Howmet Aerospace, Inc. ............. 865
4,231
Huntington Ingalls Industries, Inc. ...... 800
7,391
L3Harris Technologies, Inc. .......... 1,555
233
Loar Holdings, Inc.(a) .............. 17
6,174
Lockheed Martin Corp. .............. 3,001
4,824
Northrop Grumman Corp. ............ 2,263
32,247
RTX Corp. ....................... 3,730
885 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 30
535
Standardaero , Inc.(a) ............... 13
3,801
Textron, Inc. ..................... 291
14,473
The Boeing Co.(a) ................. 2,561
1,116
TransDigm Group, Inc. .............. 1,414
460
Woodward, Inc. ................... 77
20,393
Air Freight & Logistics — 0.18%
7,478
CH Robinson Worldwide, Inc. ......... 773
4,810
Expeditors International of Washington, Inc. 532
4,626
FedEx Corp. ..................... 1,301
884
GXO Logistics, Inc.(a) .............. 38
15,482
United Parcel Service, Inc., Class - B .... 1,954
4,598
Automobile Components — 0.29%
5,414
Aptiv PLC(a) ..................... 328
179,772
Atmus Filtration Technologies, Inc. ..... 7,044
1,770
BorgWarner, Inc. .................. 56
1,782
Gentex Corp. ..................... 51
446
Lear Corp. ....................... 42
2,587
QuantumScape Corp.(a) ............. 13
7,534
Automobiles — 1.38%
78,641
Ford Motor Co. ................... 778
22,578
General Motors Co. ................ 1,203
1,020
Harley-Davidson, Inc. .............. 31
7,649
Lucid Group, Inc.(a) ................ 23
15,609
Rivian Automotive, Inc., Class - A(a) .... 208
82,014
Tesla, Inc.(a) ..................... 33,120
392
Thor Industries, Inc. ................ 38
35,401
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks — 1.41%
137,963
Bank of America Corp. .............. $ 6,063
848
Bank OZK ....................... 38
220
BOK Financial Corp. ............... 23
38,299
Citigroup, Inc. .................... 2,696
9,079
Citizens Financial Group, Inc. ......... 397
1,570
Columbia Banking System, Inc. ....... 42
991
Comerica, Inc. .................... 61
950
Commerce Bancshares, Inc. .......... 59
442
Cullen/Frost Bankers, Inc. ............ 59
1,073
East West Bancorp, Inc. ............. 103
13,624
Fifth Third Bancorp ................ 577
218
First Citizens BancShares , Inc., Class - A . 460
969
First Hawaiian, Inc. ................ 25
4,262
First Horizon Corp. ................ 86
2,714
FNB Corp. ....................... 40
29,154
Huntington Bancshares, Inc. .......... 475
57,749
JPMorgan Chase & Co. ............. 13,844
18,686
KeyCorp ........................ 320
3,338
M&T Bank Corp. .................. 627
24,448
NU Holdings Ltd., Class - A(a) ........ 253
568
Pinnacle Financial Partners, Inc. ....... 65
534
Popular, Inc. ..................... 50
664
Prosperity Bancshares, Inc. ........... 50
18,400
Regions Financial Corp. ............. 433
1,092
Synovus Financial Corp. ............. 56
380
TFS Financial Corp. ................ 5
7,999
The PNC Financial Services Group, Inc. . 1,543
26,831
Truist Financial Corp. ............... 1,164
31,384
U.S. Bancorp ..................... 1,501
1,311
Webster Financial Corp. ............. 72
67,935
Wells Fargo & Co. ................. 4,772
802
Western Alliance Bancorp ............ 67
499
Wintrust Financial Corp. ............. 62
1,117
Zions Bancorp NA ................. 61
36,149
Beverages — 0.66%
345
Brown-Forman Corp., Class - A ........ 13
19,600
Brown-Forman Corp., Class - B ....... 744
1,233
Celsius Holdings, Inc.(a) ............. 32
46
Coca-Cola Consolidated, Inc. ......... 58
6,213
Constellation Brands, Inc., Class - A .... 1,373
50,721
Keurig Dr Pepper, Inc. .............. 1,629
16,519
Molson Coors Beverage Co., Class - B ... 946
23,355
Monster Beverage Corp.(a) ........... 1,228
33,125
PepsiCo, Inc. ..................... 5,037
72
The Boston Beer Co., Inc., Class - A(a) .. 22
95,215
The Coca-Cola Co. ................. 5,929
17,011

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology — 0.97%
41,462
AbbVie, Inc. ..................... $ 7,369
2,938
Alnylam Pharmaceuticals, Inc.(a) ...... 692
13,795
Amgen, Inc. ...................... 3,595
753
Apellis Pharmaceuticals, Inc.(a) ....... 24
4,567
Biogen, Inc.(a) .................... 698
10,325
BioMarin Pharmaceutical, Inc.(a) ...... 678
3,579
Exact Sciences Corp.(a) ............. 201
2,171
Exelixis , Inc.(a) ................... 72
34,670
Gilead Sciences, Inc. ............... 3,203
202
GRAIL, Inc.(a) ................... 4
12,969
Incyte Corp.(a) .................... 896
1,205
Ionis Pharmaceuticals, Inc.(a) ......... 42
6,573
Moderna , Inc.(a) .................. 274
871
Natera , Inc.(a) .................... 138
8,224
Neurocrine Biosciences, Inc.(a) ........ 1,122
14
Oncternal Therapeutics, Inc.(a)(b) ...... –
2,961
Regeneron Pharmaceuticals, Inc.(a) ..... 2,110
3,277
Roivant Sciences Ltd.(a) ............. 39
676
Sarepta Therapeutics, Inc.(a) .......... 82
694
Ultragenyx Pharmaceutical, Inc.(a) ..... 29
3,245
United Therapeutics Corp.(a) ......... 1,145
6,466
Vertex Pharmaceuticals, Inc.(a) ........ 2,603
807
Viking Therapeutics, Inc.(a) .......... 32
25,048
Broadline Retail — 2.55%
85,399
Alibaba Group Holding Ltd., ADR ..... 7,241
226,225
Amazon.com, Inc.(a) ............... 49,632
8,924
Coupang , Inc.(a) .................. 196
24
Dillard's, Inc., Class - A ............. 10
9,920
eBay, Inc. ....................... 615
927
Etsy, Inc.(a) ...................... 49
834
Kohl's Corp. ..................... 12
2,044
Macy's, Inc. ...................... 35
566
MercadoLibre , Inc.(a) ............... 962
848
Nordstrom, Inc. ................... 20
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 52
68,863
PDD Holdings, Inc., ADR(a) .......... 6,679
65,503
Building Products — 0.25%
2,448
A.O. Smith Corp. .................. 167
524
AAON, Inc. ...................... 62
517
Advanced Drainage Systems, Inc. ...... 60
1,745
Allegion PLC .................... 228
344
Armstrong World Industries, Inc. ....... 49
2,280
Builders FirstSource , Inc.(a) .......... 326
943
Carlisle Cos., Inc. .................. 348
16,502
Carrier Global Corp. ................ 1,126
2,542
Fortune Brands Innovations, Inc. ....... 173
1,103
Hayward Holdings, Inc.(a) ........... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
13,530
Johnson Controls International PLC ..... $ 1,068
645
Lennox International, Inc. ............ 393
4,428
Masco Corp. ..................... 321
1,752
Owens Corning ................... 298
325
Simpson Manufacturing Co., Inc. ...... 54
1,101
The AZEK Co., Inc.(a) .............. 52
4,554
Trane Technologies PLC ............. 1,682
835
Trex Co., Inc.(a) ................... 58
6,482
Capital Markets — 2.70%
227
Affiliated Managers Group, Inc. ....... 42
1,984
Ameriprise Financial, Inc. ............ 1,056
3,734
Ares Management Corp., Class - A ..... 662
2,978
Blackrock, Inc. ................... 3,053
14,434
Blackstone, Inc. ................... 2,488
3,865
Blue Owl Capital, Inc. .............. 90
7,002
Cboe Global Markets, Inc. ........... 1,368
11,190
CME Group, Inc. .................. 2,599
3,921
Coinbase Global, Inc., Class - A(a) ..... 973
277
Evercore , Inc. .................... 77
1,378
FactSet Research Systems, Inc. ........ 662
5,867
Franklin Resources, Inc. ............. 119
405
Houlihan Lokey , Inc. ............... 70
817
Interactive Brokers Group, Inc. ........ 144
63,145
Intercontinental Exchange, Inc. ........ 9,409
2,832
Invesco Ltd. ...................... 50
1,031
Janus Henderson Group PLC ......... 44
1,350
Jefferies Financial Group, Inc. ......... 106
12,881
KKR & Co., Inc. .................. 1,906
826
Lazard, Inc. ...................... 43
26,144
LPL Financial Holdings, Inc. .......... 8,535
1,120
MarketAxess Holdings, Inc. .......... 253
19,329
Moody's Corp. .................... 9,150
24,068
Morgan Stanley ................... 3,026
198
Morningstar, Inc. .................. 67
1,571
MSCI, Inc. ...................... 942
11,317
Nasdaq, Inc. ..................... 875
4,091
Northern Trust Corp. ............... 420
3,859
Raymond James Financial, Inc. ........ 599
11,738
Robinhood Markets, Inc., Class - A(a) ... 438
21,556
S&P Global, Inc. .................. 10,736
3,677
SEI Investments Co. ................ 303
6,006
State Street Corp. .................. 589
775
Stifel Financial Corp. ............... 82
4,457
T. Rowe Price Group, Inc. ............ 504
15,014
The Bank of New York Mellon Corp. .... 1,153
4,592
The Carlyle Group, Inc. ............. 232
31,130
The Charles Schwab Corp. ........... 2,303
6,287
The Goldman Sachs Group, Inc. ....... 3,601
647
TPG, Inc. ....................... 41

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
5,440
Tradeweb Markets, Inc., Class - A ...... $ 712
715
Virtu Financial, Inc., Class - A ......... 26
3,143
XP, Inc., Class - A ................. 37
69,585
Chemicals — 0.91%
5,915
Air Products and Chemicals, Inc. ....... 1,715
2,344
Albemarle Corp. .................. 201
384
Ashland, Inc. ..................... 27
1,675
Axalta Coating Systems Ltd.(a) ........ 57
2,183
Celanese Corp. .................... 151
11,504
CF Industries Holdings, Inc. .......... 982
23,955
Corteva , Inc. ..................... 1,364
21,303
Dow, Inc. ....................... 855
8,382
DuPont de Nemours, Inc. ............ 639
2,356
Eastman Chemical Co. .............. 215
5,114
Ecolab, Inc. ...................... 1,198
1,710
Element Solutions, Inc. .............. 43
955
FMC Corp. ...................... 46
1,319
Huntsman Corp. ................... 24
91,812
International Flavors & Fragrances, Inc. .. 7,764
10,225
Linde PLC ....................... 4,283
9,297
LyondellBasell Industries N.V., Class - A . 690
48
NewMarket Corp. ................. 25
975
Olin Corp. ....................... 33
4,553
PPG Industries, Inc. ................ 544
3,219
RPM International, Inc. ............. 396
1,117
The Chemours Co. ................. 19
6,554
The Mosaic Co. ................... 161
306
The Scotts Miracle- Gro Co. .......... 20
5,207
The Sherwin-Williams Co. ........... 1,771
818
Westlake Corp. ................... 94
23,317
Commercial Services & Supplies — 0.38%
7,186
Cintas Corp. ..................... 1,314
387
Clean Harbors, Inc.(a) .............. 89
17,444
Copart , Inc.(a) .................... 1,001
280
MSA Safety, Inc. .................. 46
1,417
RB Global, Inc. ................... 128
8,101
Republic Services, Inc. .............. 1,629
18,799
Rollins, Inc. ...................... 871
1,995
Tetra Tech, Inc. ................... 79
10,486
Veralto Corp. ..................... 1,068
892
Vestis Corp. ...................... 14
6,944
Waste Connections, Inc. ............. 1,191
12,024
Waste Management, Inc. ............. 2,427
9,857
Communications Equipment — 0.38%
21,169
Arista Networks, Inc.(a) ............. 2,340
Shares Security Description
Value
(000)
Common Stocks (continued)
Communications Equipment (continued)
1,117
Ciena Corp.(a) .................... $ 95
85,398
Cisco Systems, Inc. ................ 5,055
1,179
F5, Inc.(a) ....................... 297
6,435
Juniper Networks, Inc. .............. 241
517
Lumentum Holdings, Inc.(a) .......... 43
3,695
Motorola Solutions, Inc. ............. 1,708
1,665
Sirius XM Holdings, Inc. ............ 38
31
Ubiquiti, Inc. ..................... 10
9,827
Construction & Engineering — 0.08%
2,743
AECOM ........................ 293
1,746
API Group Corp.(a) ................ 63
270
Comfort Systems USA, Inc. .......... 114
1,093
EMCOR Group, Inc. ............... 497
383
Everus Construction Group, Inc.(a) ..... 25
462
MasTec , Inc.(a) ................... 63
1,532
MDU Resources Group, Inc. .......... 28
2,937
Quanta Services, Inc. ............... 927
159
Valmont Industries, Inc. ............. 49
1,486
WillScot Holdings Corp.(a) ........... 50
2,109
Construction Materials — 0.38%
91,240
CRH PLC ....................... 8,441
271
Eagle Materials, Inc. ................ 67
1,237
Martin Marietta Materials, Inc. ........ 639
2,652
Vulcan Materials Co. ............... 682
9,829
Consumer Finance — 0.26%
5,478
Ally Financial, Inc. ................. 198
11,387
American Express Co. .............. 3,378
7,658
Capital One Financial Corp. .......... 1,366
50
Credit Acceptance Corp.(a) ........... 23
5,019
Discover Financial Services .......... 870
870
OneMain Holdings, Inc. ............. 45
1,816
SLM Corp. ...................... 50
8,182
SoFi Technologies, Inc.(a) ............ 126
7,899
Synchrony Financial ................ 514
6,570
Consumer Staples Distribution & Retail — 0.96%
7,911
Albertsons Cos., Inc., Class - A ........ 156
281
Casey's General Stores, Inc. .......... 111
9,059
Costco Wholesale Corp. ............. 8,300
14,403
Dollar General Corp. ............... 1,092
11,602
Dollar Tree, Inc.(a) ................. 870
669
Grocery Outlet Holding Corp.(a) ....... 10
1,321
Maplebear , Inc.(a) ................. 55
1,153
Performance Food Group Co.(a) ....... 97

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
16,083
Sysco Corp. ...................... $ 1,230
9,306
Target Corp. ..................... 1,258
30,280
The Kroger Co. ................... 1,852
1,772
U.S. Foods Holding Corp.(a) .......... 120
58,016
Walgreens Boots Alliance, Inc. ........ 541
99,251
Walmart, Inc. ..................... 8,967
24,659
Containers & Packaging — 0.16%
64,845
Amcor PLC ...................... 610
464
Amcor PLC ...................... 4
497
AptarGroup, Inc. .................. 78
1,613
Avery Dennison Corp. .............. 302
7,787
Ball Corp. ....................... 429
922
Berry Global Group, Inc. ............ 60
4,680
Crown Holdings, Inc. ............... 386
2,319
Graphic Packaging Holding Co. ....... 63
14,463
International Paper Co. .............. 780
3,795
Packaging Corp. of America .......... 855
1,105
Sealed Air Corp. .................. 37
638
Silgan Holdings, Inc. ............... 33
10,411
Smurfit WestRock PLC .............. 561
738
Sonoco Products Co. ............... 36
4,234
Distributors — 0.05%
5,988
Genuine Parts Co. ................. 698
5,375
LKQ Corp. ...................... 198
769
Pool Corp. ....................... 263
1,159
Diversified Consumer Services — 0.01%
2,234
ADT, Inc. ....................... 15
436
Bright Horizons Family Solutions, Inc.(a) 48
282
Duolingo , Inc.(a) .................. 92
232
Grand Canyon Education, Inc.(a) ....... 38
1,154
H&R Block, Inc. .................. 61
1,134
Service Corp. International ........... 91
345
Diversified REITs — 0.22%
188,685
Empire State Realty Trust, Inc. ........ 1,947
88,140
Essential Properties Realty Trust, Inc. ... 2,757
17,810
WP Carey, Inc. .................... 971
5,675
Diversified Telecommunication Services — 0.34%
186,178
AT&T, Inc. ...................... 4,240
1,857
Frontier Communications Parent, Inc.(a) . 64
942
Iridium Communications, Inc. ......... 27
1,274
Liberty Global Ltd., Class - A(a) ....... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services (continued)
1,321
Liberty Global Ltd., Class - C(a) ....... $ 17
108,627
Verizon Communications, Inc. ......... 4,345
8,709
Electric Utilities — 1.32%
19,707
Alliant Energy Corp. ............... 1,165
19,936
American Electric Power Co., Inc. ...... 1,838
40,768
Constellation Energy Corp. ........... 9,119
24,419
Duke Energy Corp. ................. 2,631
15,977
Edison International ................ 1,276
20,184
Entergy Corp. .................... 1,531
17,982
Evergy , Inc. ...................... 1,107
21,000
Eversource Energy ................. 1,206
41,370
Exelon Corp. ..................... 1,557
32,375
FirstEnergy Corp. .................. 1,288
382
IDACORP, Inc. ................... 42
48,793
NextEra Energy, Inc. ............... 3,498
6,282
NRG Energy, Inc. .................. 567
1,514
OGE Energy Corp. ................. 62
66,422
PG&E Corp. ..................... 1,340
856
Pinnacle West Capital Corp. .......... 73
38,522
PPL Corp. ....................... 1,251
32,929
The Southern Co. .................. 2,711
24,747
Xcel Energy, Inc. .................. 1,671
33,933
Electrical Equipment — 1.22%
243
Acuity Brands, Inc. ................ 71
5,862
AMETEK, Inc. ................... 1,057
29,419
Eaton Corp. PLC .................. 9,763
11,503
Emerson Electric Co. ............... 1,425
29,254
GE Vernova , Inc. .................. 9,624
459
Generac Holdings, Inc.(a) ............ 71
1,081
Hubbell, Inc. ..................... 453
1,253
nVent Electric PLC ................. 85
494
Regal Rexnord Corp. ............... 77
2,291
Rockwell Automation, Inc. ........... 655
1,147
Sensata Technologies Holding PLC ..... 31
71,073
Vertiv Holdings Co., Class - A ......... 8,074
31,386
Electronic Equipment, Instruments & Components
— 0.52%
130,758
Amphenol Corp., Class - A ........... 9,081
440
Arrow Electronics, Inc.(a) ............ 50
690
Avnet, Inc. ....................... 36
2,703
CDW Corp. ...................... 471
1,318
Cognex Corp. .................... 47
993
Coherent Corp.(a) ................. 94
16,005
Corning, Inc. ..................... 761
357
Crane NXT Co. ................... 21

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
226
IPG Photonics Corp.(a) .............. $ 16
2,253
Jabil, Inc. ....................... 324
3,500
Keysight Technologies, Inc.(a) ........ 562
183
Littelfuse , Inc. .................... 43
580
TD SYNNEX Corp. ................ 68
3,780
TE Connectivity PLC ............... 540
944
Teledyne Technologies, Inc.(a) ........ 438
4,892
Trimble, Inc.(a) ................... 346
1,197
Vontier Corp. ..................... 44
1,028
Zebra Technologies Corp.(a) .......... 397
13,339
Energy Equipment & Services — 0.14%
29,575
Baker Hughes Co. ................. 1,213
23,510
Halliburton Co. ................... 640
2,968
NOV, Inc. ....................... 43
39,047
Schlumberger N.V. ................. 1,496
3,316
TechnipFMC PLC ................. 96
554
Weatherford International PLC ........ 40
3,528
Entertainment — 1.27%
9,001
Electronic Arts, Inc. ................ 1,316
13,316 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,234
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 13
148
Liberty Media Corp.-Liberty Live(a) .... 10
355
Liberty Media Corp.-Liberty Live(a) .... 24
3,208
Live Nation Entertainment, Inc.(a) ...... 415
141
Madison Square Garden Sports Corp.(a) .. 32
17,878
Netflix, Inc.(a) .................... 15,936
178
Playtika Holding Corp. .............. 1
9,917
ROBLOX Corp., Class - A(a) ......... 574
2,555
Roku, Inc.(a) ..................... 190
17,333
Spotify Technology SA(a) ............ 7,755
3,490
Take-Two Interactive Software, Inc.(a) ... 642
36,337
The Walt Disney Co. ............... 4,046
606
TKO Group Holdings, Inc.(a) ......... 86
47,468
Warner Bros. Discovery, Inc.(a) ........ 502
32,776
Financial Services — 2.89%
2,006
Affirm Holdings, Inc.(a) ............. 122
8,970
Apollo Global Management, Inc. ....... 1,481
31,648
Berkshire Hathaway, Inc., Class - B(a) ... 14,345
11,183
Block, Inc.(a) ..................... 950
5,570
Corebridge Financial, Inc. ............ 166
6,461
Equitable Holdings, Inc. ............. 304
358
Euronet Worldwide, Inc.(a) ........... 37
11,109
Fidelity National Information Services, Inc. 897
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services (continued)
11,930
Fiserv, Inc.(a) ..................... $ 2,451
71,701
Global Payments, Inc. ............... 8,035
4,821
Jack Henry & Associates, Inc. ......... 845
31,406
Mastercard , Inc., Class - A ........... 16,538
1,990
MGIC Investment Corp. ............. 47
19,577
PayPal Holdings, Inc.(a) ............. 1,671
860
Rocket Cos., Inc., Class - A(a) ......... 10
472
Shift4 Payments, Inc., Class - A(a) ...... 49
2,823
The Western Union Co. .............. 30
7,906
Toast, Inc., Class - A(a) .............. 288
703
UWM Holdings Corp. .............. 4
58,390
Visa, Inc., Class - A ................ 18,455
738
Voya Financial, Inc. ................ 51
43,155
WEX, Inc.(a) ..................... 7,566
74,342
Food Products — 0.94%
23,144
Archer-Daniels-Midland Co. .......... 1,169
10,811
Bunge Global SA .................. 841
46,860
Conagra Brands, Inc. ............... 1,300
1,213
Darling Ingredients, Inc.(a) ........... 41
1,421
Flowers Foods, Inc. ................ 29
345
Freshpet , Inc.(a) ................... 51
27,450
General Mills, Inc. ................. 1,751
40,209
Hormel Foods Corp. ................ 1,261
497
Ingredion, Inc. .................... 68
5,377
Kellanova ....................... 435
104,355
Lamb Weston Holdings, Inc. .......... 6,975
17,697
McCormick & Co., Inc. ............. 1,349
39,883
Mondelez International, Inc., Class - A ... 2,382
353
Pilgrim's Pride Corp.(a) ............. 16
409
Post Holdings, Inc.(a) ............... 47
2
Seaboard Corp. ................... 5
27,598
The Campbell's Co. ................ 1,156
8,652
The Hershey Co. .................. 1,465
11,636
The J.M. Smucker Co. .............. 1,282
50,694
The Kraft Heinz Co. ................ 1,557
18,802
Tyson Foods, Inc., Class - A .......... 1,080
24,260
Gas Utilities — 0.05%
8,821
Atmos Energy Corp. ................ 1,229
665
National Fuel Gas Co. .............. 40
1,588
UGI Corp. ....................... 45
1,314
Ground Transportation — 0.93%
154
Avis Budget Group, Inc.(a) ........... 12
102,115
Canadian Pacific Kansas City Ltd., ADR . 7,389
46,341
CSX Corp. ....................... 1,496
1,647
JB Hunt Transport Services, Inc. ....... 281

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
3,214
Knight-Swift Transportation Holdings, Inc. $ 171
271
Landstar System, Inc. ............... 47
2,678
Lyft, Inc., Class - A(a) .............. 35
5,464
Norfolk Southern Corp. ............. 1,282
3,936
Old Dominion Freight Line, Inc. ....... 694
346
Ryder System, Inc. ................. 54
201
Saia, Inc.(a) ...................... 92
410
Schneider National, Inc., Class - B ...... 12
147,483
Uber Technologies, Inc.(a) ........... 8,895
68
U-Haul Holding Co.(a) .............. 5
1,951
U-Haul Holding Co. ................ 125
14,426
Union Pacific Corp. ................ 3,290
860
XPO, Inc.(a) ..................... 113
23,993
Health Care Equipment & Supplies — 1.37%
39,656
Abbott Laboratories ................ 4,485
90,958
Alcon AG, ADR ................... 7,722
1,472
Align Technology, Inc.(a) ............ 307
31,024
Baxter International, Inc. ............ 905
9,403
Becton Dickinson & Co. ............. 2,133
35,276
Boston Scientific Corp.(a) ............ 3,151
1,625
DENTSPLY SIRONA, Inc. ........... 31
8,006
Dexcom , Inc.(a) ................... 623
12,078
Edwards Lifesciences Corp.(a) ........ 894
384
Enovis Corp.(a) ................... 17
1,234
Envista Holdings Corp.(a) ............ 24
14,022
GE HealthCare Technologies, Inc. ...... 1,096
897
Globus Medical, Inc.(a) ............. 74
12,976
Hologic , Inc.(a) ................... 936
1,654
IDEXX Laboratories, Inc.(a) .......... 684
217
Inspire Medical Systems, Inc.(a) ....... 40
1,409
Insulet Corp.(a) ................... 368
7,130
Intuitive Surgical, Inc.(a) ............ 3,721
360
Masimo Corp.(a) .................. 60
32,685
Medtronic PLC ................... 2,610
270
Penumbra, Inc.(a) .................. 64
403
QuidelOrtho Corp.(a) ............... 18
3,333
ResMed , Inc. ..................... 762
2,950
STERIS PLC ..................... 606
7,049
Stryker Corp. ..................... 2,538
1,363
Teleflex, Inc. ..................... 243
3,938
The Cooper Cos., Inc.(a) ............. 362
7,470
Zimmer Biomet Holdings, Inc. ........ 789
35,263
Health Care Providers & Services — 1.78%
675
Acadia Healthcare Co., Inc.(a) ......... 27
243
Amedisys , Inc.(a) .................. 22
164,573
Brookdale Senior Living, Inc.(a) ....... 828
12,094
Cardinal Health, Inc. ............... 1,430
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
7,417
Cencora , Inc. ..................... $ 1,666
22,836
Centene Corp.(a) .................. 1,384
111
Chemed Corp. .................... 59
38,589
CVS Health Corp. ................. 1,732
5,729
DaVita, Inc.(a) .................... 856
6,525
Elevance Health, Inc. ............... 2,407
743
Encompass Health Corp. ............. 69
4,407
HCA Healthcare, Inc. ............... 1,323
11,758
Henry Schein, Inc.(a) ............... 814
5,585
Humana, Inc. ..................... 1,418
4,065
Labcorp Holdings, Inc. .............. 932
4,242
McKesson Corp. .................. 2,418
3,524
Molina Healthcare, Inc.(a) ........... 1,026
893
Premier, Inc., Class - A .............. 19
7,637
Quest Diagnostics, Inc. .............. 1,152
2,888
Solventum Corp.(a) ................ 190
762
Tenet Healthcare Corp.(a) ............ 96
31,842
The Cigna Group .................. 8,792
32,996
UnitedHealth Group, Inc. ............ 16,691
2,034
Universal Health Services, Inc., Class - B . 365
45,716
Health Care REITs — 0.56%
86,092
American Healthcare REIT, Inc. ....... 2,447
71,156
CareTrust REIT, Inc. ............... 1,925
2,876
Healthcare Realty Trust, Inc. .......... 49
30,946
Healthpeak Properties, Inc. ........... 627
4,504
Medical Properties Trust, Inc. ......... 18
2,087
Omega Healthcare Investors, Inc. ...... 79
44,623
Sabra Health Care REIT, Inc. ......... 773
15,564
Ventas, Inc. ...................... 917
59,736
Welltower , Inc. .................... 7,527
14,362
Health Care Technology — 0.03%
881
Certara , Inc.(a) .................... 9
949
Doximity , Inc., Class - A(a) ........... 51
3,037
Veeva Systems, Inc., Class - A(a) ....... 639
699
Hotel & Resort REITs — 0.05%
14,127
Host Hotels & Resorts, Inc. ........... 247
1,690
Park Hotels & Resorts, Inc. ........... 24
10,106
Ryman Hospitality Properties, Inc. ...... 1,055
1,326
Hotels, Restaurants & Leisure — 2.23%
8,825
Airbnb, Inc., Class - A(a) ............ 1,159
1,994
Aramark ........................ 74
672
Booking Holdings, Inc. .............. 3,339
555
Boyd Gaming Corp. ................ 40

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
1,556
Caesars Entertainment, Inc.(a) ......... $ 52
20,435
Carnival Corp.(a) .................. 509
579
Cava Group, Inc.(a) ................ 65
27,597
Chipotle Mexican Grill, Inc.(a) ........ 1,664
229
Choice Hotels International, Inc. ....... 33
541
Churchill Downs, Inc. ............... 72
3,483
Darden Restaurants, Inc. ............. 650
1,501
Domino's Pizza, Inc. ................ 630
6,518
DoorDash , Inc., Class - A(a) .......... 1,093
8,888
DraftKings , Inc.(a) ................. 331
841
Dutch Bros, Inc., Class - A(a) ......... 44
2,543
Expedia Group, Inc.(a) .............. 474
31,170
Flutter Entertainment PLC(a) ......... 8,057
35,950
Hilton Worldwide Holdings, Inc. ....... 8,886
9,120
Hyatt Hotels Corp., Class - A ......... 1,432
7,286
Las Vegas Sands Corp. .............. 374
693
Light & Wonder, Inc.(a) ............. 60
9,304
Marriott International, Inc., Class - A .... 2,595
284
Marriott Vacations Worldwide Corp. .... 26
17,127
McDonald's Corp. ................. 4,965
4,850
MGM Resorts International(a) ......... 168
3,394
Norwegian Cruise Line Holdings Ltd.(a) . 87
1,172
Penn Entertainment, Inc.(a) ........... 23
81,034
Planet Fitness, Inc., Class - A(a) ....... 8,013
4,851
Royal Caribbean Cruises Ltd. ......... 1,119
28
Seaport Entertainment Group, Inc.(a) .... 1
22,760
Starbucks Corp. ................... 2,077
505
Texas Roadhouse, Inc. .............. 91
1,293
The Wendy's Co. .................. 21
560
Travel + Leisure Co. ................ 28
305
Vail Resorts, Inc. .................. 57
168,932
Viking Holdings Ltd.(a) ............. 7,443
226
Wingstop , Inc. .................... 64
635
Wyndham Hotels & Resorts, Inc. ....... 64
2,057
Wynn Resorts Ltd. ................. 177
9,888
Yum! Brands, Inc. ................. 1,326
57,383
Household Durables — 0.43%
5,953
D.R. Horton, Inc. .................. 832
3,100
Garmin Ltd. ...................... 639
1,009
Leggett & Platt, Inc. ................ 10
4,802
Lennar Corp., Class - A .............. 655
112
Lennar Corp., Class - B ............. 15
399
Mohawk Industries, Inc.(a) ........... 48
2,863
Newell Brands, Inc. ................ 29
59
NVR, Inc.(a) ..................... 482
4,186
PulteGroup, Inc. ................... 456
76,869
SharkNinja , Inc.(a) ................. 7,485
1,261
Tempur Sealy International, Inc. ....... 71
778
Toll Brothers, Inc. ................. 98
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
242
TopBuild Corp.(a) ................. $ 75
404
Whirlpool Corp. ................... 46
10,941
Household Products — 0.63%
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 91
14,180
Church & Dwight Co., Inc. ........... 1,484
26,797
Colgate-Palmolive Co. .............. 2,436
14,393
Kimberly-Clark Corp. ............... 1,886
412
Reynolds Consumer Products, Inc. ..... 11
209
Spectrum Brands Holdings, Inc. ....... 18
8,331
The Clorox Co. ................... 1,353
53,078
The Procter & Gamble Co. ........... 8,899
16,178
Independent Power and Renewable Electricity Producers
— 0.64%
968
Brookfield Renewable Corp. .......... 27
261
Clearway Energy, Inc., Class - A ....... 6
618
Clearway Energy, Inc., Class - C ....... 16
38,060
Talen Energy Corp.(a) .............. 7,668
14,110
The AES Corp. ................... 181
62,897
Vistra Corp. ...................... 8,672
16,570
Industrial Conglomerates — 0.62%
13,781
3M Co. ......................... 1,779
65,006
General Electric Co. ................ 10,842
14,647
Honeywell International, Inc. ......... 3,309
15,930
Industrial REITs — 0.39%
2,173
Americold Realty Trust, Inc. .......... 47
13,838
EastGroup Properties, Inc. ........... 2,221
999
First Industrial Realty Trust, Inc. ....... 50
474
Lineage, Inc. ..................... 28
33,513
Plymouth Industrial REIT, Inc. ........ 597
65,156
Prologis, Inc. ..................... 6,886
1,661
Rexford Industrial Realty, Inc. ......... 64
1,356
STAG Industrial, Inc. ............... 46
9,939
Insurance — 1.92%
16,464
Aflac, Inc. ....................... 1,704
5,385
American Financial Group, Inc. ........ 737
12,753
American International Group, Inc. ..... 928
5,183
Aon PLC, Class - A ................ 1,861
14,009
Arch Capital Group Ltd. ............. 1,294
6,480
Arthur J. Gallagher & Co. ............ 1,839
3,987
Assurant, Inc. .................... 850
437
Assured Guaranty Ltd. .............. 39

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
590
Axis Capital Holdings Ltd. ........... $ 52
514
Brighthouse Financial, Inc.(a) ......... 25
6,945
Brown & Brown, Inc. ............... 709
10,488
Chubb Ltd. ...................... 2,898
5,756
Cincinnati Financial Corp. ........... 827
207
CNA Financial Corp. ............... 10
1,889
Erie Indemnity Co., Class - A ......... 778
2,605
Everest Group Ltd. ................. 945
7,576
Fidelity National Financial, Inc. ....... 425
765
First American Financial Corp. ........ 48
678
Globe Life, Inc. ................... 76
482
Kemper Corp. .................... 32
165
Kinsale Capital Group, Inc. ........... 77
1,287
Lincoln National Corp. .............. 41
10,393
Loews Corp. ..................... 880
620
Markel Group, Inc.(a) ............... 1,070
11,798
Marsh & McLennan Cos., Inc. ........ 2,506
14,874
MetLife, Inc. ..................... 1,218
1,829
Old Republic International Corp. ....... 66
278
Primerica, Inc. .................... 75
4,649
Principal Financial Group, Inc. ........ 360
7,217
Prudential Financial, Inc. ............ 856
507
Reinsurance Group of America, Inc. .... 108
396
RenaissanceRe Holdings Ltd. ......... 99
304
RLI Corp. ....................... 50
740
Ryan Specialty Holdings, Inc. ......... 47
8,903
The Allstate Corp. ................. 1,717
268
The Hanover Insurance Group, Inc. ..... 41
10,311
The Hartford Financial Services Group, Inc. 1,128
45,147
The Progressive Corp. .............. 10,817
7,833
The Travelers Cos., Inc. ............. 1,887
1,405
Unum Group ..................... 103
19,589
W.R. Berkley Corp. ................ 1,146
19
White Mountains Insurance Group Ltd. .. 37
28,317
Willis Towers Watson PLC ........... 8,871
49,277
Interactive Media & Services — 3.27%
162,054
Alphabet, Inc., Class - A ............. 30,677
99,854
Alphabet, Inc., Class - C ............. 19,016
583
IAC, Inc.(a) ...................... 25
5,164
Match Group, Inc.(a) ............... 169
57,451
Meta Platforms, Inc., Class - A ........ 33,637
12,066
Pinterest, Inc., Class - A(a) ........... 350
12,900
Snap, Inc., Class - A(a) .............. 139
775
TripAdvisor, Inc.(a) ................ 11
576
Trump Media & Technology Group Corp.(a) 20
2,357
ZoomInfo Technologies, Inc.(a) ........ 25
84,069
Shares Security Description
Value
(000)
Common Stocks (continued)
IT Services — 1.25%
12,597
Accenture PLC, Class - A ............ $ 4,432
6,722
Akamai Technologies, Inc.(a) ......... 642
901
Amdocs Ltd. ..................... 77
6,044
Cloudflare , Inc., Class - A(a) .......... 651
9,989 Cognizant Technology Solutions Corp.,
Class - A .................... 768
1,383
DXC Technology Co.(a) ............. 28
1,156
EPAM Systems, Inc.(a) .............. 270
1,543
Gartner, Inc.(a) ................... 748
309
Globant SA(a) .................... 66
44,581
GoDaddy , Inc., Class - A(a) ........... 8,799
21,857
International Business Machines Corp. ... 4,805
1,741
Kyndryl Holdings, Inc.(a) ............ 60
1,452
MongoDB, Inc.(a) ................. 338
3,263
Okta , Inc.(a) ..................... 257
6,173
Snowflake, Inc., Class - A(a) .......... 953
82,769
Twilio , Inc., Class - A(a) ............. 8,947
1,748
VeriSign, Inc.(a) ................... 361
32,202
Leisure Products — 0.01%
548
Brunswick Corp. .................. 35
92
Empire Resorts, Inc.(a)(b) ............ –
1,071
Hasbro, Inc. ...................... 61
2,666
Mattel, Inc.(a) .................... 47
417
Polaris, Inc. ...................... 24
654
YETI Holdings, Inc.(a) .............. 25
192
Life Sciences Tools & Services — 1.03%
698
10X Genomics, Inc., Class - A(a) ....... 10
5,842
Agilent Technologies, Inc. ............ 785
13,497
Avantor , Inc.(a) ................... 284
372
Azenta , Inc.(a) .................... 19
414
Bio-Rad Laboratories, Inc., Class - A(a) .. 136
3,137
Bio- Techne Corp. .................. 226
813
Bruker Corp. ..................... 48
1,031 Charles River Laboratories International,
Inc.(a) ...................... 191
12,964
Danaher Corp. .................... 2,976
672
Fortrea Holdings, Inc.(a) ............. 13
3,188
Illumina, Inc.(a) ................... 426
41,823
IQVIA Holdings, Inc.(a) ............. 8,218
196
Medpace Holdings, Inc.(a) ........... 65
430
Mettler -Toledo International, Inc.(a) .... 526
1,668
QIAGEN N.V.(a) .................. 74
419
Repligen Corp.(a) .................. 60
2,481
Revvity , Inc. ..................... 277
517,198
Sotera Health Co.(a) ................ 7,075
7,917
Thermo Fisher Scientific, Inc. ......... 4,119
1,183
Waters Corp.(a) ................... 439

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,470
West Pharmaceutical Services, Inc. ..... $ 481
26,448
Machinery — 0.77%
471
AGCO Corp. ..................... 44
699
Allison Transmission Holdings, Inc. .... 76
9,791
Caterpillar, Inc. ................... 3,553
17,891
CNH Industrial N.V. ................ 203
357
Crane Co. ....................... 54
3,476
Cummins, Inc. .................... 1,212
6,143
Deere & Co. ..................... 2,603
921
Donaldson Co., Inc. ................ 62
2,757
Dover Corp. ...................... 517
430
Esab Corp. ....................... 52
987
Flowserve Corp. ................... 57
7,030
Fortive Corp. ..................... 527
1,831
Gates Industrial Corp. PLC(a) ......... 38
3,355
Graco , Inc. ...................... 282
2,568
IDEX Corp. ...................... 538
6,815
Illinois Tool Works, Inc. ............. 1,728
8,098
Ingersoll Rand, Inc. ................ 733
633
ITT, Inc. ........................ 90
425
Lincoln Electric Holdings, Inc. ........ 80
1,119
Nordson Corp. .................... 234
498
Oshkosh Corp. .................... 47
10,242
Otis Worldwide Corp. ............... 948
13,199
PACCAR, Inc. .................... 1,372
2,582
Parker-Hannifin Corp. .............. 1,642
3,292
Pentair PLC ...................... 332
214
RBC Bearings, Inc.(a) .............. 64
1,842
Snap-on, Inc. ..................... 625
3,054
Stanley Black & Decker, Inc. ......... 245
406
The Middleby Corp.(a) .............. 55
464
The Timken Co. ................... 33
6,173
The Toro Co. ..................... 494
3,499
Westinghouse Air Brake Technologies Corp. 663
4,857
Xylem, Inc. ...................... 564
19,767
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 48
Media — 0.30%
2,189
Charter Communications, Inc., Class - A(a) 751
86,280
Comcast Corp., Class - A ............ 3,238
15,662
Fox Corp., Class - A ................ 761
14,171
Fox Corp., Class - B ................ 648
132
Liberty Broadband Corp., Class - A(a) ... 10
880
Liberty Broadband Corp., Class - C(a) ... 66
7,686
News Corp., Class - A ............... 211
897
News Corp., Class - B .............. 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
258
Nexstar Media Group, Inc. ........... $ 41
6,399
Omnicom Group, Inc. ............... 550
70
Paramount Global, Class - A .......... 2
4,374
Paramount Global, Class - B .......... 46
7,613
The Interpublic Group of Cos., Inc. ..... 213
1,232
The New York Times Co., Class - A ..... 64
8,967
The Trade Desk, Inc., Class - A(a) ...... 1,054
7,682
Metals & Mining — 0.17%
1,930
Alcoa Corp. ...................... 73
947
ATI, Inc.(a) ...................... 52
3,876
Cleveland-Cliffs, Inc.(a) ............. 36
28,776
Freeport-McMoRan, Inc. ............ 1,096
1,013
MP Materials Corp.(a) .............. 16
43,579
Newmont Corp. ................... 1,622
4,798
Nucor Corp. ...................... 560
1,716
Reliance, Inc. ..................... 462
497
Royal Gold, Inc. ................... 66
661
Southern Copper Corp. .............. 60
2,971
Steel Dynamics, Inc. ................ 339
1,703
United States Steel Corp. ............ 58
4,440
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
6,295
AGNC Investment Corp. ............ 58
10,627
Annaly Capital Management, Inc. ...... 195
4,012
Rithm Capital Corp. ................ 43
2,421
Starwood Property Trust, Inc. ......... 46
342
Multi-Utilities — 0.57%
15,219
Ameren Corp. .................... 1,357
38,728
CenterPoint Energy, Inc. ............. 1,228
20,292
CMS Energy Corp. ................. 1,353
17,209
Consolidated Edison, Inc. ............ 1,536
33,157
Dominion Energy, Inc. .............. 1,785
11,746
DTE Energy Co. .................. 1,418
31,333
NiSource, Inc. .................... 1,152
18,763
Public Service Enterprise Group, Inc. .... 1,585
21,026
Sempra ......................... 1,845
16,287
WEC Energy Group, Inc. ............ 1,532
14,791
Office REITs — 0.17%
3,272
Alexandria Real Estate Equities, Inc. .... 319
3,033
BXP, Inc. ........................ 225
27,322
Cousins Properties, Inc. ............. 837
34,601
Douglas Emmett, Inc. ............... 642
788
Highwoods Properties, Inc. ........... 24

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs (continued)
881
Kilroy Realty Corp. ................ $ 36
33,678
SL Green Realty Corp. .............. 2,288
1,338
Vornado Realty Trust ............... 56
4,427
Oil, Gas & Consumable Fuels — 1.55%
2,550
Antero Midstream Corp. ............. 38
2,151
Antero Resources Corp.(a) ........... 75
7,479
APA Corp. ....................... 173
7,845
Cheniere Energy, Inc. ............... 1,686
39,263
Chevron Corp. .................... 5,687
1,532
Chord Energy Corp. ................ 179
767
Civitas Resources, Inc. .............. 35
31,440
ConocoPhillips ................... 3,118
32,402
Coterra Energy, Inc. ................ 828
12,678
Devon Energy Corp. ................ 415
5,518
Diamondback Energy, Inc. ........... 904
735
DT Midstream, Inc. ................ 73
15,410
EOG Resources, Inc. ............... 1,890
11,536
EQT Corp. ....................... 532
7,273
Expand Energy Corp. ............... 724
96,252
Exxon Mobil Corp. ................ 10,355
5,596
Hess Corp. ....................... 745
14,688
HF Sinclair Corp. .................. 515
62,038
Kinder Morgan, Inc. ................ 1,700
9,882
Marathon Petroleum Corp. ........... 1,378
902
Matador Resources Co. .............. 51
418
New Fortress Energy, Inc. ............ 6
20,402
Occidental Petroleum Corp. .......... 1,008
13,185
ONEOK, Inc. ..................... 1,323
5,246
Ovintiv , Inc. ..................... 213
4,823
Permian Resources Corp. ............ 69
12,989
Phillips 66 ....................... 1,480
1,786
Range Resources Corp. .............. 64
4,296
Targa Resources Corp. .............. 766
508
Texas Pacific Land Corp. ............ 562
35,461
The Williams Cos., Inc. ............. 1,919
10,513
Valero Energy Corp. ................ 1,288
795
Viper Energy, Inc. ................. 39
39,838
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 50
Passenger Airlines — 0.04%
949
Alaska Air Group, Inc.(a) ............ 61
4,899
American Airlines Group, Inc.(a) ....... 85
6,870
Delta Air Lines, Inc. ................ 417
6,666
Southwest Airlines Co. .............. 224
Shares Security Description
Value
(000)
Common Stocks (continued)
Passenger Airlines (continued)
2,533
United Airlines Holdings, Inc.(a) ....... $ 246
1,033
Personal Care Products — 0.09%
1,000
BellRing Brands, Inc.(a) ............. 75
2,894
Coty, Inc., Class - A(a) .............. 20
406
e.l.f . Beauty, Inc.(a) ................ 51
81,562
Kenvue , Inc. ..................... 1,742
4,645
The Estee Lauder Cos., Inc. .......... 348
2,236
Pharmaceuticals — 1.77%
58,217
Bristol-Myers Squibb Co. ............ 3,292
3,702
Elanco Animal Health, Inc.(a) ......... 45
26,953
Eli Lilly & Co. .................... 20,809
790
Intra-Cellular Therapies, Inc.(a) ........ 66
467
Jazz Pharmaceuticals PLC(a) ......... 58
55,229
Johnson & Johnson ................ 7,986
61,474
Merck & Co., Inc. ................. 6,115
1,927
Organon & Co. ................... 29
1,019
Perrigo Co. PLC .................. 26
150,202
Pfizer, Inc. ....................... 3,985
37,099
Royalty Pharma PLC, Class - A ........ 946
53,374
Viatris , Inc. ...................... 665
9,206
Zoetis, Inc. ...................... 1,500
45,522
Professional Services — 0.94%
980,407
Alight, Inc., Class - A ............... 6,783
955
Amentum Holdings, Inc.(a) ........... 20
8,997
Automatic Data Processing, Inc. ....... 2,634
7,662
Booz Allen Hamilton Holding Corp. .... 985
2,865
Broadridge Financial Solutions, Inc. .... 648
171
CACI International, Inc., Class - A(a) ... 69
3,580
Clarivate PLC(a) .................. 18
322
Concentrix Corp. .................. 14
3,123
Dayforce , Inc.(a) .................. 227
2,329
Dun & Bradstreet Holdings, Inc. ....... 29
2,481
Equifax, Inc. ..................... 632
256
FTI Consulting, Inc.(a) .............. 49
1,353
Genpact Ltd. ..................... 58
3,564
Jacobs Solutions, Inc. ............... 477
1,034
KBR, Inc. ....................... 60
7,386
Leidos Holdings, Inc. ............... 1,064
381
ManpowerGroup , Inc. .............. 22
351
Parsons Corp.(a) .................. 32
6,484
Paychex, Inc. ..................... 910
1,020
Paycom Software, Inc. .............. 210
461
Paycor HCM, Inc.(a) ............... 9
317
Paylocity Holding Corp.(a) ........... 63
802
Robert Half, Inc. .................. 57

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
417
Science Applications International Corp. . $ 47
4,386
SS&C Technologies Holdings, Inc. ..... 332
81,725
TransUnion ...................... 7,576
4,438
Verisk Analytics, Inc. ............... 1,223
24,248
Real Estate Management & Development — 0.08%
9,240
CBRE Group, Inc., Class - A(a) ........ 1,213
8,158
CoStar Group, Inc.(a) ............... 584
254
Howard Hughes Holdings, Inc.(a) ...... 20
362
Jones Lang LaSalle, Inc.(a) ........... 92
427
Zillow Group, Inc., Class - A(a) ........ 30
3,123
Zillow Group, Inc., Class - C(a) ........ 231
2,170
Residential REITs — 0.84%
91,274
American Homes 4 Rent, Class - A ..... 3,416
22,580
AvalonBay Communities, Inc. ......... 4,967
5,869
Camden Property Trust .............. 681
12,492
Centerspace ...................... 826
11,113
Equity LifeStyle Properties, Inc. ....... 741
27,115
Equity Residential ................. 1,946
16,120
Essex Property Trust, Inc. ............ 4,600
91,739
Independence Realty Trust, Inc. ........ 1,820
17,642
Invitation Homes, Inc. .............. 564
4,920
Mid-America Apartment Communities, Inc. 761
5,624
Sun Communities, Inc. .............. 691
13,285
UDR, Inc. ....................... 577
21,590
Retail REITs — 0.69%
71,842
Acadia Realty Trust ................ 1,736
26,347
Agree Realty Corp. ................ 1,856
73,727
Brixmor Property Group, Inc. ......... 2,053
653
Federal Realty Investment Trust ....... 73
13,378
Kimco Realty Corp. ................ 314
1,373
NNN REIT, Inc. ................... 56
51,574
Phillips Edison & Co., Inc. ........... 1,932
30,854
Realty Income Corp. ............... 1,648
6,483
Regency Centers Corp. .............. 479
26,889
Simon Property Group, Inc. .......... 4,630
63,585
Tanger , Inc. ...................... 2,170
35,180
The Macerich Co. ................. 701
17,648
Semiconductors & Semiconductor Equipment — 5.48%
32,480
Advanced Micro Devices, Inc.(a) ....... 3,924
946
Allegro MicroSystems , Inc.(a) ......... 21
865
Amkor Technology, Inc. ............. 22
9,971
Analog Devices, Inc. ............... 2,118
16,682
Applied Materials, Inc. .............. 2,713
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
836
Astera Labs, Inc.(a) ................ $ 111
135,649
Broadcom, Inc. ................... 31,448
416
Cirrus Logic, Inc.(a) ................ 41
2,705
Enphase Energy, Inc.(a) ............. 186
3,010
Entegris , Inc. ..................... 298
2,066
First Solar, Inc.(a) ................. 364
757
GLOBALFOUNDRIES, Inc.(a) ....... 32
85,563
Intel Corp. ....................... 1,716
2,717
KLA Corp. ...................... 1,712
25,753
Lam Research Corp. ................ 1,860
1,029
Lattice Semiconductor Corp.(a) ........ 58
428 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 56
17,352
Marvell Technology, Inc. ............ 1,917
10,748
Microchip Technology, Inc. ........... 616
22,266
Micron Technology, Inc. ............. 1,874
501
MKS Instruments, Inc. .............. 52
965
Monolithic Power Systems, Inc. ....... 571
537,877
NVIDIA Corp. .................... 72,230
3,167
NXP Semiconductors N.V. ........... 658
8,632
ON Semiconductor Corp.(a) .......... 545
376
Onto Innovation, Inc.(a) ............. 63
1,949
Qorvo , Inc.(a) .................... 136
22,469
QUALCOMM, Inc. ................ 3,451
3,187
Skyworks Solutions, Inc. ............ 283
41,037 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 8,104
3,117
Teradyne, Inc. .................... 393
18,325
Texas Instruments, Inc. .............. 3,437
353
Universal Display Corp. ............. 52
934
Wolfspeed , Inc.(a) ................. 6
141,068
Software — 5.48%
23,533
Adobe, Inc.(a) .................... 10,465
1,758
ANSYS, Inc.(a) ................... 593
169
Appfolio , Inc., Class - A(a) ........... 42
4,561
AppLovin Corp., Class - A(a) ......... 1,477
1,711
Aspen Technology, Inc.(a) ............ 427
3,204
Atlassian Corp., Class - A(a) .......... 780
4,337
Autodesk, Inc.(a) .................. 1,282
3,077
Bentley Systems, Inc., Class - B ....... 143
775
BILL Holdings, Inc.(a) .............. 66
5,471
Cadence Design Systems, Inc.(a) ....... 1,644
3,483
CCC Intelligent Solutions Holdings, Inc.(a) 41
1,856
Confluent, Inc., Class - A(a) .......... 52
1,348
Corpay , Inc.(a) .................... 457
4,642
Crowdstrike Holdings, Inc., Class - A(a) . 1,589
5,731
Datadog , Inc., Class - A(a) ........... 819
4,082
DocuSign, Inc.(a) .................. 367
449
Dolby Laboratories, Inc., Class - A ..... 35
1,050
DoubleVerify Holdings, Inc.(a) ........ 20

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
1,978
Dropbox, Inc., Class - A(a) ........... $ 59
5,770
Dynatrace , Inc.(a) ................. 313
673
Elastic N.V.(a) .................... 67
490
Fair Isaac Corp.(a) ................. 975
531
Five9, Inc.(a) ..................... 22
12,926
Fortinet, Inc.(a) ................... 1,222
25,028
Gen Digital, Inc. .................. 685
912
Gitlab , Inc., Class - A(a) ............. 51
622
Guidewire Software, Inc.(a) .......... 105
1,086
HashiCorp , Inc., Class - A(a) .......... 37
977
HubSpot , Inc.(a) .................. 681
498
Informatica , Inc., Class - A(a) ......... 13
5,578
Intuit, Inc. ....................... 3,505
1,233
Manhattan Associates, Inc.(a) ......... 333
163,126
Microsoft Corp. ................... 68,755
3,561
MicroStrategy , Inc.(a) ............... 1,031
645
nCino , Inc.(a) .................... 22
4,969
Nutanix , Inc., Class - A(a) ............ 304
74,079
Oracle Corp. ..................... 12,345
40,642
Palantir Technologies, Inc., Class - A(a) .. 3,074
13,031
Palo Alto Networks, Inc.(a) ........... 2,371
314
Pegasystems , Inc. .................. 29
808
Procore Technologies, Inc.(a) ......... 61
2,395
PTC, Inc.(a) ...................... 441
646
RingCentral, Inc., Class - A(a) ......... 23
2,681
Roper Technologies, Inc. ............. 1,394
42,364
Salesforce, Inc. ................... 14,162
2,592
Samsara, Inc., Class - A(a) ........... 113
2,117
SentinelOne , Inc., Class - A(a) ........ 47
4,156
ServiceNow , Inc.(a) ................ 4,406
1,048
Smartsheet , Inc., Class - A(a) ......... 59
3,076
Synopsys, Inc.(a) .................. 1,493
776
Teradata Corp.(a) .................. 24
854
Tyler Technologies, Inc.(a) ........... 492
3,420
UiPath , Inc., Class - A(a) ............ 43
2,337
Unity Software, Inc.(a) .............. 53
4,251
Workday, Inc., Class - A(a) ........... 1,097
5,127
Zoom Communications, Inc., Class - A(a) 419
1,843
Zscaler , Inc.(a) .................... 332
140,957
Specialized REITs — 1.18%
11,906
American Tower Corp. .............. 2,183
13,353
Crown Castle, Inc. ................. 1,212
47,332
CubeSmart ...................... 2,029
20,686
Digital Realty Trust, Inc. ............. 3,669
561
EPR Properties ................... 25
9,212
Equinix , Inc. ..................... 8,685
5,053
Extra Space Storage, Inc. ............ 756
16,087
Gaming and Leisure Properties, Inc. .... 775
32,415
Iron Mountain, Inc. ................ 3,407
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
8,929
Lamar Advertising Co., Class - A ....... $ 1,087
603
National Storage Affiliates Trust ....... 23
14,778
Public Storage .................... 4,424
1,105
Rayonier, Inc. .................... 29
3,493
SBA Communications Corp. .......... 712
34,401
VICI Properties, Inc. ............... 1,005
14,650
Weyerhaeuser Co. ................. 413
30,434
Specialty Retail — 1.13%
449
Advance Auto Parts, Inc. ............ 21
196
AutoNation, Inc.(a) ................ 33
555
AutoZone, Inc.(a) .................. 1,777
1,735
Bath & Body Works, Inc. ............ 67
4,189
Best Buy Co., Inc. ................. 359
1,282
Burlington Stores, Inc.(a) ............ 366
3,129
CarMax, Inc.(a) ................... 256
34,401
Carvana Co.(a) .................... 6,995
1,173
Dick's Sporting Goods, Inc. ........... 269
414
Five Below, Inc.(a) ................. 43
783
Floor & Decor Holdings, Inc., Class - A(a) 78
3,037
GameStop Corp., Class - A(a) ......... 95
206
Lithia Motors, Inc. ................. 74
11,486
Lowe's Cos., Inc. .................. 2,835
149
Murphy USA, Inc. ................. 75
1,764
O'Reilly Automotive, Inc.(a) .......... 2,092
152
Penske Automotive Group, Inc. ........ 23
123
RH(a) .......................... 48
6,661
Ross Stores, Inc. .................. 1,008
1,475
The Gap, Inc. ..................... 35
19,957
The Home Depot, Inc. .............. 7,763
25,081
The TJX Cos., Inc. ................. 3,030
14,520
Tractor Supply Co. ................. 771
955
Ulta Beauty, Inc.(a) ................ 415
995
Valvoline, Inc.(a) .................. 36
737
Wayfair, Inc., Class - A(a) ............ 33
2,559
Williams-Sonoma, Inc. .............. 474
29,071
Technology Hardware, Storage & Peripherals — 3.67%
332,941
Apple, Inc. ...................... 83,374
5,929
Dell Technologies, Inc., Class - C ...... 683
26,040
Hewlett Packard Enterprise Co. ........ 556
19,625
HP, Inc. ......................... 640
4,163
NetApp, Inc. ..................... 484
6,186
Pure Storage, Inc., Class - A(a) ........ 380
2,468
Seagate Technology Holdings PLC ..... 213
10,332
Super Micro Computer, Inc.(a) ........ 315
129,257
Western Digital Corp.(a) ............. 7,707
94,352

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.15%
450
Amer Sports, Inc.(a) ................ $ 13
303
Birkenstock Holding PLC(a) .......... 17
930
Capri Holdings Ltd.(a) .............. 20
283
Carter's, Inc. ..................... 15
273
Columbia Sportswear Co. ............ 23
459
Crocs, Inc.(a) ..................... 50
3,060
Deckers Outdoor Corp.(a) ............ 621
2,320
Lululemon Athletica , Inc.(a) .......... 887
23,654
NIKE, Inc., Class - B ............... 1,790
429
PVH Corp. ...................... 45
307
Ralph Lauren Corp. ................ 71
1,015
Skechers USA, Inc., Class - A(a) ....... 68
1,791
Tapestry, Inc. ..................... 117
1,429
Under Armour , Inc., Class - A(a) ....... 12
1,440
Under Armour , Inc., Class - C(a) ....... 11
2,652
VF Corp. ........................ 57
3,817
Tobacco — 0.57%
52,326
Altria Group, Inc. .................. 2,736
98,922
Philip Morris International, Inc. ........ 11,905
14,641
Trading Companies & Distributors — 0.75%
81,314
AerCap Holdings N.V. .............. 7,782
122
AerCap Holdings N.V. .............. 12
788
Air Lease Corp. ................... 38
1,478
Core & Main, Inc., Class - A(a) ........ 75
13,688
Fastenal Co. ...................... 985
4,059
Ferguson Enterprises, Inc. ............ 705
49,067
FTAI Aviation Ltd.(c) ............... 7,068
350
MSC Industrial Direct Co., Inc. ........ 26
337
SiteOne Landscape Supply, Inc.(a) ...... 44
1,332
United Rentals, Inc. ................ 938
1,117
W.W. Grainger, Inc. ................ 1,177
699
Watsco , Inc. ...................... 331
338
WESCO International, Inc. ........... 61
19,242
Water Utilities — 0.07%
8,383
American Water Works Co., Inc. ....... 1,044
21,521
Essential Utilities, Inc. .............. 781
1,825
Wireless Telecommunication Services — 0.11%
13,072
T-Mobile US, Inc. ................. 2,885
Total Common Stocks .............. 1,733,484
Shares Security Description
Value
(000)
Contingent Right — 0.00%
Diversified Telecommunication Services — 0.00%
338
Mirati Therapeutics CVR, 01/01/26(a)(b) . $ –
Total Contingent Right ............. –
Investment Companies — 31.53%
Domestic Equity Funds — 22.33%
1,956,616
Invesco S&P 500 Low Volatility ETF .... 136,963
365,190
iShares Core S&P 500 ETF ........... 214,981
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 27,172
11,491
iShares Russell 1000 ETF ............ 3,702
305,810
Vanguard S&P 500 ETF ............. 164,773
93,660
Vanguard Total Stock Market ETF ...... 27,144
574,735
International Equity Funds — 7.45%
2,063,400
Vanguard FTSE Developed Markets ETF . 98,672
1,462,000
Vanguard FTSE Europe ETF .......... 92,793
191,465
Money Market Funds — 1.75%
45,018,807 State Street Institutional Treasury Plus
Money M arket Fund, Trust Class,
4.37%(d ) .................... 45,018
45,018
Total Investment Companies ......... 811,218
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures ... 175
Total Investments (cost $1,766,791) —
98.92% ..................... 2,544,877
Other assets in excess of liabilities —
1.08% ...................... 27,667
Net Assets - 100.00% $ 2,572,544
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2024.
(c) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024 .
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
Rhumbline
Advisers
Monashee
Investment
Management
LLC Total
Common Stocks .............................................................................. 48.13% — 3.02% 16.23% — 67.38%
Contingent Right ............................................................................. — — — — — — %
Investment Companies .................................................................... 0.02% 16.09% 0.06% 0.17% 15.19% 31.53%
Options on Futures .......................................................................... — — — — 0.01% 0.01%
Other Assets (Liabilities) ................................................................ 0.08% 0.87% 0.01% 0.01% 0.11% 1.08%
Total Net Assets ......................................................................... 48.23% 16.96% 3.09% 16.41% 15.31% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 336 3/21/25 $ 99,721 $ (3,016)
Russell 2000 Mini Index Future ................... 9 3/21/25 1,012 (58)
$ 100,733 $ (3,074)
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 89 3/21/25 $ 26,414 $ 5
$ 26,414 $ 5
Total Unrealized Appreciation ..................... $ 5
Total Unrealized Depreciation ..................... (3,074)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (3,069)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 50 $ 15,500 $ 6,200.00 4/30/25 $ (215)
E-Mini S&P 500 Future Option ............. Put 21 6,326 6,025.00 1/20/25 (124)
E-Mini S&P 500 Future Option ............. Put 18 5,400 6,000.00 1/20/25 (93)
E-Mini S&P 500 Future Option ............. Put 24 7,080 5,900.00 1/20/25 (67)
E-Mini S&P 500 Future Option ............. Put 15 4,444 5,925.00 1/20/25 (49)
E-Mini S&P 500 Future Option ............. Put 41 11,736 5,725.00 1/31/25 (78)
E-Mini S&P 500 Future Option ............. Put 12 3,360 5,600.00 2/21/25 (24)
E-Mini S&P 500 Future Option ............. Put 21 5,775 5,500.00 2/21/25 (32)
E-Mini S&P 500 Future Option ............. Put 25 6,813 5,450.00 2/28/25 (39)
E-Mini S&P 500 Future Option ............. Put 25 6,563 5,250.00 2/28/25 (24)
E-Mini S&P 500 Future Option ............. Put 25 6,688 5,350.00 3/31/25 (50)
S&P 500 Future Option .................. Put 6 3,540 5,900.00 1/20/25 (43)
S&P 500 Future Option .................. Put 10 5,825 5,825.00 1/20/25 (44)
S&P 500 Future Option .................. Put 5 2,888 5,775.00 1/20/25 (16)
S&P 500 Future Option .................. Put 5 2,550 5,100.00 1/20/25 (1)
S&P 500 Future Option .................. Put 6 3,510 5,850.00 1/20/25 (31)
S&P 500 Future Option .................. Put 18 10,170 5,650.00 1/31/25 (54)
S&P 500 Future Option .................. Put 12 6,750 5,625.00 1/31/25 (33)
S&P 500 Future Option .................. Put 12 6,960 5,800.00 1/31/25 (70)
S&P 500 Future Option .................. Put 6 3,465 5,775.00 1/31/25 (32)
S&P 500 Future Option .................. Put 18 10,350 5,750.00 1/31/25 (84)
S&P 500 Future Option .................. Put 11 6,298 5,725.00 1/31/25 (46)
S&P 500 Future Option .................. Put 21 11,970 5,700.00 1/31/25 (79)
S&P 500 Future Option .................. Put 19 10,403 5,475.00 2/21/25 (53)
S&P 500 Future Option .................. Put 18 9,540 5,300.00 2/21/25 (36)
S&P 500 Future Option .................. Put 16 8,400 5,250.00 2/21/25 (27)
$ (1,444)
Exchanged-traded options on futures contacts purchased as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 97 $ 29,828 $ 6,150.00 1/20/25 $ 22
S&P 500 Future Option .................. Call 12 7,290 6,075.00 1/20/25 8
E-Mini S&P 500 Future Option ............. Put 54 15,255 5,650.00 1/20/25 30
S&P 500 Future Option .................. Put 12 6,810 5,675.00 1/20/25 18
S&P 500 Future Option .................. Put 36 20,340 5,650.00 1/20/25 45
S&P 500 Future Option .................. Put 24 13,740 5,725.00 1/20/25 52
$ 175

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
December 31,
2024 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 43
Daily 5.00 12/20/2029
2.98 $ 300,000 $ (23,088) $ (22,053) $ (1,035)
$ (23,088) $ (22,053) $ (1,035)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
33
See accompanying notes to financial statements.
R s
Shares Security Description
Value
(000)
Common Stocks — 99.50%
Australia — 1.76%
8,826
ANZ Group Holdings Ltd. (Banks)(a) ... $ 155
4,589
APA Group (Gas Utilities)(a) ......... 20
1,807 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 76
485
ASX Ltd. (Capital Markets) .......... 19
490
Atlassian Corp., Class - A (Software)(a) .. 119
15,056
BHP Group Ltd. (Metals & Mining) ..... 367
1,230
BlueScope Steel Ltd. (Metals & Mining) . 14
4,202 Brambles Ltd. (Commercial Services &
Supplies) .................... 50
1,178 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 26
201 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 36
4,121 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 48
4,995
Commonwealth Bank of Australia (Banks) 474
1,781
Computershare Ltd. (Professional Services) 37
1,437
CSL Ltd. (Biotechnology) ............ 251
4,675 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 12
5,009
Fortescue Ltd. (Metals & Mining) ...... 56
5,131
Goodman Group (Industrial REITs) ..... 113
7,323
Insurance Australia Group Ltd. (Insurance) 38
1,092
Macquarie Group Ltd. (Capital Markets) . 149
7,667
Medibank Pvt Ltd. (Insurance) ........ 18
567 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 12
9,646
Mirvac Group (Diversified REITs) ...... 11
9,220
National Australia Bank Ltd. (Banks) .... 211
3,549 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 34
1,407
Orica Ltd. (Chemicals)(a) ............ 14
5,227
Origin Energy Ltd. (Electric Utilities) ... 35
170
Pro Medicus Ltd. (Health Care Technology) 26
2,446
Qantas Airways Ltd. (Passenger Airlines)(a) 14
4,431
QBE Insurance Group Ltd. (Insurance) (a) 53
582 Ramsay Health Care Ltd. (Health Care
Providers & Services)(a) ......... 12
172 REA Group Ltd. (Interactive Media &
Services) .................... 25
687 Reece Ltd. (Trading Companies &
Distributors) ................. 9
1,106
Rio Tinto Ltd. (Metals & Mining) ...... 80
9,869 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 41
13,223
Scentre Group (Retail REITs)(a) ....... 28
923
SEEK Ltd. (Interactive Media & Services) 13
584 SGH Ltd. (Trading Companies &
Distributors)(a) ............... 17
1,187 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 20
14,614
South32 Ltd. (Metals & Mining) ....... 31
7,299
Stockland (Diversified REITs) ......... 22
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
3,312
Suncorp Group Ltd. (Insurance) ....... $ 39
13,370 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 33
5,218
The GPT Group (Diversified REITs) .... 14
7,602 The Lottery Corp Ltd. (Hotels, Restaurants
& Leisure) ................... 23
9,510 Transurban Group (Transportation
Infrastructure)(a) .............. 79
2,004
Treasury Wine Estates Ltd. (Beverages) .. 14
8,881
Vicinity Ltd. (Retail REITs)(b) ........ 12
760 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 16
3,302
Wesfarmers Ltd. (Broadline Retail) ..... 146
10,302
Westpac Banking Corp. (Banks) ....... 206
500
WiseTech Global Ltd. (Software)(a) ..... 37
5,565 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 86
3,627 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 68
3,559
Austria — 0.05%
1,031
Erste Group Bank AG (Banks)(b) ...... 63
383
OMV AG (Oil, Gas & Consumable Fuels) 15
243
Verbund AG (Electric Utilities) ........ 18
96
Belgium — 0.18%
444
Ageas SA/N.V. (Insurance) ........... 22
2,573 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 129
58
D'ieteren Group (Distributors) ......... 10
67
Elia Group SA/N.V. (Electric Utilities)(b) 5
293 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 20
752
KBC Group N.V. (Banks) ............ 58
1
Lotus Bakeries N.V. (Food Products)(b) .. 11
31
Sofina SA (Financial Services) ........ 7
206
Syensqo SA (Chemicals) ............. 15
384
UCB SA (Pharmaceuticals) ........... 76
508 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 10
363
Bermuda — 0.08%
1,153
Arch Capital Group Ltd. (Insurance) .... 106
126
Everest Group Ltd. (Insurance) ........ 46
152
Canada — 3.19%
1,481
Agnico Eagle Mines Ltd. (Metals & Mining) 116
400
Air Canada (Passenger Airlines)(a)(b) ... 6

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
2,342 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... $ 130
800
AltaGas Ltd. (Gas Utilities) ........... 19
1,804 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 33
2,188
Bank of Montreal (Banks) ............ 212
5,246
Barrick Gold Corp. (Metals & Mining) .. 81
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 5
1,043 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 57
4,169
Brookfield Corp. (Capital Markets) ..... 240
300 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers)(a) ................. 8
786
CAE, Inc. (Aerospace & Defense)(a) .... 20
1,280 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 66
200 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 6
2,812 Canadian Imperial Bank of Commerce
(Banks) ..................... 178
1,575 Canadian National Railway Co. (Ground
Transportation) ............... 160
6,394 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 197
2,726 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 197
143 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 15
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 7
471 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 24
4,230 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 64
624
CGI, Inc. (IT Services) .............. 68
60
Constellation Software, Inc. (Software) .. 186
835
Dollarama, Inc. (Broadline Retail) ...... 81
1,216 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 25
868
Emera, Inc. (Electric Utilities) ......... 32
400 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 12
6,336 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 269
62
Fairfax Financial Holdings Ltd. (Insurance) 86
1,971 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 25
100 FirstService Corp. (Real Estate Management
& Development) .............. 18
1,451
Fortis, Inc. (Electric Utilities) ......... 60
599
Franco-Nevada Corp. (Metals & Mining) . 70
195 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 30
647 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 29
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
500 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... $ 24
817
Great-West Lifeco, Inc. (Insurance) ..... 27
1,006
Hydro One Ltd. (Electric Utilities)(b) .... 31
300
iA Financial Corp., Inc. (Insurance) ..... 28
200
IGM Financial, Inc. (Capital Markets) ... 6
622 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 38
528
Intact Financial Corp. (Insurance)(b) .... 96
1,879
Ivanhoe Mines Ltd. (Metals & Mining)(a) 22
600 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 18
4,312
Kinross Gold Corp. (Metals & Mining) .. 40
474 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 62
339 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 130
2,272
Lundin Mining Corp. (Metals & Mining)(b) 20
821 Magna International, Inc. (Automobile
Components) ................. 34
5,479
Manulife Financial Corp. (Insurance) .... 168
825 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 14
713 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 45
972
National Bank of Canada (Banks) ...... 89
1,476
Nutrien Ltd. (Chemicals) ............ 66
200
Onex Corp. (Capital Markets) ......... 16
804
Open Text Corp. (Software)(b) ........ 23
990 Pan American Silver Corp. (Metals &
Mining) ..................... 20
400 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 9
1,668 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 62
1,727
Power Corp. of Canada (Insurance) ..... 54
500 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 11
877 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 57
1,078 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 33
4,161
Royal Bank of Canada (Banks) ........ 501
691
Saputo, Inc. (Food Products)(b) ........ 12
3,642
Shopify, Inc., Class - A (IT Services)(a) .. 388
339
Stantec, Inc. (Construction & Engineering) 27
1,726
Sun Life Financial, Inc. (Insurance) ..... 102
3,689 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 132
3,016 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 141
1,352 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 55
1,570 TELUS Corp. (Diversified
Telecommunication Services) ..... 21

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
250 TFI International, Inc. (Ground
Transportation) ............... $ 34
3,581
The Bank of Nova Scotia (Banks) ...... 192
271 The Descartes Systems Group, Inc.
(Software)(a) ................. 31
5,190
The Toronto-Dominion Bank (Banks) ... 276
489 Thomson Reuters Corp. (Professional
Services) .................... 79
836
TMX Group Ltd. (Capital Markets) ..... 26
200 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 16
945 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 44
783 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 134
136 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 12
1,343 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 76
367 WSP Global, Inc. (Construction &
Engineering) ................. 65
6,439
Chile — 0.01%
1,322
Antofagasta PLC (Metals & Mining) .... 26
Denmark — 0.69%
13 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 21
10 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 17
296
Carlsberg A/S, Class - B (Beverages) .... 28
372 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 41
2,041
Danske Bank A/S (Banks) ............ 58
292 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 11
592
DSV A/S (Air Freight & Logistics) ..... 126
193
Genmab A/S (Biotechnology)(a)(b) ..... 40
9,565 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 825
1,088
Novonesis (Novozymes) (Chemicals) ... 62
568
Orsted A/S (Electric Utilities)(a)(b) ..... 26
245 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 45
18 ROCKWOOL A/S, Class - B (Building
Products) .................... 6
1,009
Tryg A/S (Insurance)(b) ............. 21
2,997 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 41
196
Zealand Pharma A/S (Biotechnology)(a) . 20
1,388
Finland — 0.23%
360 Elisa Oyj (Diversified Telecommunication
Services) .................... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
1,491
Fortum Oyj (Electric Utilities) ......... $ 21
684 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 13
1,007
Kone Oyj, Class - B (Machinery) ....... 49
2,057
Metso Oyj (Machinery)(b) ........... 19
1,268
Neste Oyj (Oil, Gas & Consumable Fuels) 16
16,330
Nokia Oyj (Communications Equipment) . 71
9,180
Nordea Bank Abp (Banks) ........... 99
243
Orion Oyj, Class - B (Pharmaceuticals) .. 11
1,605
Sampo Oyj, A Shares (Insurance) ...... 66
1,248 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 13
1,655 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 46
1,231
Wartsila Oyj Abp (Machinery) ......... 22
462
France — 2.55%
575
Accor SA (Hotels, Restaurants & Leisure) 28
91 Aeroports de Paris SA (Transportation
Infrastructure) ................ 11
1,732
Air Liquide SA (Chemicals) .......... 281
1,742
Airbus SE (Aerospace & Defense) ...... 279
1,292
Alstom SA (Machinery)(a) ........... 29
152
Amundi SA (Capital Markets) ......... 10
151
Arkema SA (Chemicals) ............. 11
5,105
AXA SA (Insurance) ............... 182
104 BioMerieux (Health Care Equipment &
Supplies) .................... 11
3,103
BNP Paribas SA (Banks) ............. 190
1,613
Bollore SE (Entertainment) ........... 10
566
Bouygues SA (Construction & Engineering) 17
910 Bureau Veritas SA (Professional Services)
(b) ........................ 28
472
Capgemini SE (IT Services) .......... 77
1,803 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 26
1,382
Cie de Saint-Gobain SA (Building Products) 123
2,057 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 68
134
Covivio SA (Office REITs)(a) ......... 7
3,044
Credit Agricole SA (Banks) ........... 42
1,918
Danone SA (Food Products) .......... 130
1,989
Dassault Systemes SE (Software) ...... 69
755
Edenred SE (Financial Services) ....... 25
195
Eiffage SA (Construction & Engineering)(b) 17
5,423
Engie SA (Multi-Utilities) ............ 86
887 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 216
133
Eurazeo SE (Financial Services) ....... 10
116
Gecina SA (Office REITs)(b) .......... 11
1,232
Getlink SE (Transportation Infrastructure) 20
92 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 221

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
127
Ipsen SA (Pharmaceuticals) ........... $ 15
225 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 56
568
Klepierre SA (Retail REITs) .......... 16
256 La Francaise des Jeux SACA (Hotels,
Restaurants & Leisure) .......... 10
787
Legrand SA (Electrical Equipment) ..... 77
718
L'Oreal SA (Personal Care Products) .... 254
819 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 538
5,633 Orange SA (Diversified Telecommunication
Services)(b) .................. 56
603
Pernod Ricard SA (Beverages) ........ 68
689
Publicis Groupe SA (Media) .......... 73
593
Renault SA (Automobiles) ........... 29
734 Rexel SA (Trading Companies &
Distributors) ................. 19
1,040
Safran SA (Aerospace & Defense) ...... 228
3,374
Sanofi SA (Pharmaceuticals) .......... 327
88 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 17
1,606 Schneider Electric SE (Electrical
Equipment)(b) ................ 399
55
SEB SA (Household Durables)(b) ...... 5
2,177
Societe Generale SA (Banks) ......... 61
270
Sodexo SA (Hotels, Restaurants & Leisure) 22
202
Teleperformance SE (Professional Services) 17
294
Thales SA (Aerospace & Defense) ...... 42
6,364 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 354
305
Unibail-Rodamco-Westfield (Retail REITs) 23
2,067
Veolia Environnement SA (Multi-Utilities) 58
1,515
Vinci SA (Construction & Engineering) .. 156
5,155
Germany — 2.15%
482 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 119
1,155
Allianz SE, Registered Shares (Insurance) 355
2,663
BASF SE (Chemicals) .............. 117
2,887 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 58
992 Bayerische Motoren Werke AG
(Automobiles) ................ 81
15 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 1
275
Bechtle AG (IT Services) ............ 9
306
Beiersdorf AG (Personal Care Products) .. 39
414 Brenntag SE (Trading Companies &
Distributors) ................. 25
99 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 5
3,162
Commerzbank AG (Banks) ........... 52
363
Continental AG (Automobile Components) 24
585
Covestro AG (Chemicals)(a) .......... 34
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
214 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. $ 18
1,595
Daimler Truck Holding AG (Machinery) . 61
541 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 15
5,823 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 100
559
Deutsche Boerse AG (Capital Markets) .. 129
2,156 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 14
2,987
Deutsche Post AG (Air Freight & Logistics) 105
10,267 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 308
340 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 21
6,704
E.ON SE (Multi-Utilities) ............ 78
515
Evonik Industries AG (Chemicals) ...... 9
614 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 28
1,272 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 44
419
GEA Group AG (Machinery) ......... 21
179
Hannover Rueck SE (Insurance) ....... 45
385 Heidelberg Materials AG (Construction
Materials) ................... 48
263 Henkel AG & Co. KGaA (Household
Products) .................... 20
564 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 49
3,852 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 126
186
Knorr-Bremse AG (Machinery) ........ 13
193 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 16
2,168
Mercedes-Benz Group AG (Automobiles) 121
384
Merck KGaA (Pharmaceuticals) ....... 56
166 MTU Aero Engines AG (Aerospace &
Defense) .................... 55
408 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, R
Shares (Insurance) ............. 206
174
Nemetschek SE (Software) ........... 17
330 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 15
20
Rational AG (Machinery) ............ 17
129
Rheinmetall AG (Aerospace & Defense) . 82
1,905 RWE AG (Independent Power and
Renewable Electricity Producers) .. 57
3,106
SAP SE (Software) ................. 763
80 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 18
221
Scout24 SE (Interactive Media & Services) 19
2,256 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 440
1,863 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 99

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
848 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... $ 45
408
Symrise AG (Chemicals)(b) .......... 44
195
Talanx AG (Insurance) .............. 17
2,200 Vonovia SE (Real Estate Management &
Development)(a) .............. 67
708
Zalando SE (Specialty Retail)(a) ....... 24
4,349
Hong Kong — 0.49%
31,200
AIA Group Ltd. (Insurance) .......... 223
11,500
BOC Hong Kong Holdings Ltd. (Banks) . 37
6,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 27
8,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 45
3,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 22
5,000
CLP Holdings Ltd. (Electric Utilities) ... 42
210 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 17
7,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 29
2,000
Hang Seng Bank Ltd. (Banks) ......... 24
4,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 12
11,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 14
34,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 28
3,549 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 132
3,800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 17
8,011
Link REIT (Retail REITs)(a) .......... 34
4,000
MTR Corp. Ltd. (Ground Transportation) . 14
5,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 35
8,158
Prudential PLC (Insurance) ........... 65
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 9
3,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 8
4,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 43
1,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 9
4,000
Techtronic Industries Co. Ltd. (Machinery) 53
3,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 8
25,450
WH Group Ltd. (Food Products) ....... 20
6,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 15
982
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) — 0.97%
1,873
Accenture PLC, Class - A (IT Services) .. $ 659
322 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 31
248 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 24
5,921
AIB Group PLC (Banks) ............ 33
234
Allegion PLC (Building Products) ...... 31
3,225
Bank of Ireland Group PLC (Banks) .... 29
276
DCC PLC (Industrial Conglomerates)(b) . 18
2,704
Experian PLC (Professional Services) ... 116
525 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 136
1,311 James Hardie Industries PLC (Construction
Materials)(a) ................. 40
487 Kerry Group PLC, Class - A (Food
Products)(b) ................. 47
465
Kingspan Group PLC (Building Products) 34
3,769 Medtronic PLC (Health Care Equipment &
Supplies) .................... 301
1,562 Smurfit WestRock PLC (Containers &
Packaging) .................. 84
919 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 131
669 Trane Technologies PLC (Building
Products) .................... 247
1,961
Israel — 0.23%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 8
3,649
Bank Hapoalim BM (Banks) .......... 44
4,740
Bank Leumi Le-Israel BM (Banks) ..... 56
285 Check Point Software Technologies Ltd.
(Software)(a) ................. 53
125
CyberArk Software Ltd. (Software)(a) ... 42
84
Elbit Systems Ltd. (Aerospace & Defense) 22
286
Global-e Online Ltd. (Broadline Retail)(a) 16
2,505
ICL Group Ltd. (Chemicals) .......... 12
—
Isracard Ltd. (Consumer Finance) ...... —
4,694
Israel Discount Bank Ltd., Class - A (Banks) 32
444
Mizrahi Tefahot Bank Ltd. (Banks) ..... 19
126
Monday.com Ltd. (Software)(a) ........ 30
181
Nice Ltd. (Software)(a) .............. 31
3,391 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 76
136
Wix.com Ltd. (IT Services)(a) ......... 29
470
Italy — 0.61%
466 Amplifon SpA (Health Care Providers &
Services) .................... 12
3,238
Banco BPM SpA (Banks) ............ 26
2,646
BPER Banca S.p.A. (Banks) .......... 17

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ $ 9
54 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 6
23,895
Enel SpA (Electric Utilities)(b) ........ 170
6,796
Eni SpA (Oil, Gas & Consumable Fuels) . 93
386
Ferrari N.V. (Automobiles) ........... 165
1,831
FinecoBank Banca Fineco SpA (Banks) .. 32
2,886
Generali (Insurance) ................ 82
1,050 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 11
42,685
Intesa Sanpaolo SpA (Banks)(b) ....... 171
1,167
Leonardo SpA (Aerospace & Defense) ... 31
1,412 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 21
614 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 32
2,061
Nexi SpA (Financial Services)(a) ....... 11
1,363
Poste Italiane SpA (Insurance) ......... 19
880
Prysmian SpA (Electrical Equipment) ... 56
257 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 13
7,012
Snam SpA (Gas Utilities) ............ 31
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 6
4,220 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 33
4,489
UniCredit SpA (Banks) .............. 181
1,092
Unipol Gruppo SpA (Insurance) ....... 14
1,242
Japan — 5.37%
2,400 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 136
2,100 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 49
500
AGC, Inc. (Building Products) ........ 15
1,000
Aisin Corp. (Automobile Components) .. 11
1,400
Ajinomoto Co., Inc. (Food Products) .... 57
300
ANA Holdings, Inc. (Passenger Airlines)(b) 5
4,500
Asahi Group Holdings Ltd. (Beverages)(b) 47
3,200
Asahi Kasei Corp. (Chemicals) ........ 22
2,000 Asics Corp. (Textiles, Apparel & Luxury
Goods)(b) ................... 39
5,500
Astellas Pharma, Inc. (Pharmaceuticals) .. 53
1,800 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 43
1,700 Bridgestone Corp. (Automobile
Components) ................. 57
800 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 14
3,000 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 97
1,100
Capcom Co. Ltd. (Entertainment) ...... 24
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,000 Central Japan Railway Co. (Ground
Transportation) ............... $ 38
2,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 21
2,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 88
2,800
Concordia Financial Group Ltd. (Banks) . 15
1,200 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 17
1,000
Daifuku Co. Ltd. (Machinery) ......... 21
2,800
Dai-ichi Life Holdings, Inc. (Insurance) .. 75
5,300
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 145
800
Daikin Industries Ltd. (Building Products) 93
200 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 22
1,900 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 58
3,800 Daiwa Securities Group, Inc. (Capital
Markets) .................... 25
5,900
Denso Corp. (Automobile Components) .. 81
700
Dentsu Group, Inc. (Media) .......... 17
300 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 80
2,400 East Japan Railway Co. (Ground
Transportation) ............... 43
800
Eisai Co. Ltd. (Pharmaceuticals) ....... 22
7,800 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 41
2,900
FANUC Corp. (Machinery) ........... 76
600
Fast Retailing Co. Ltd. (Specialty Retail) . 202
300
Fuji Electric Co. Ltd. (Electrical Equipment) 16
3,300 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 68
700
Fujikura Ltd. (Electrical Equipment) .... 29
5,000
Fujitsu Ltd. (IT Services)(b) .......... 88
600 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 16
100 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 22
300 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 7
14,000
Hitachi Ltd. (Industrial Conglomerates) .. 343
13,800
Honda Motor Co. Ltd. (Automobiles) ... 131
400
Hoshizaki Corp. (Machinery) ......... 16
1,000 Hoya Corp. (Health Care Equipment &
Supplies) .................... 124
800 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 7
2,500 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 16
3,000
Inpex Corp. (Oil, Gas & Consumable Fuels) 38
1,500
Isuzu Motors Ltd. (Automobiles) ....... 20
3,500 ITOCHU Corp. (Trading Companies &
Distributors) ................. 172
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 6

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,000 Japan Exchange Group, Inc. (Capital
Markets) .................... $ 33
4,400
Japan Post Bank Co. Ltd. (Banks)(b) .... 42
6,500
Japan Post Holdings Co. Ltd. (Insurance)(b) 61
500
Japan Post Insurance Co. Ltd. (Insurance)(b) 9
15 Japan Real Estate Investment Corp. (Office
REITs) ..................... 10
1,600
JFE Holdings, Inc. (Metals & Mining)(b) . 18
1,100
Kajima Corp. (Construction & Engineering) 20
1,400
Kao Corp. (Personal Care Products) ..... 57
1,500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 21
4,500 KDDI Corp. (Wireless Telecommunication
Services) .................... 143
600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 244
2,000
Kikkoman Corp. (Food Products) ...... 22
2,000
Kirin Holdings Co. Ltd. (Beverages) .... 26
400 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 9
600 Kokusai Electric Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 8
2,800
Komatsu Ltd. (Machinery) ........... 76
300
Konami Group Corp. (Entertainment) ... 28
3,200
Kubota Corp. (Machinery) ........... 37
4,000 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 40
700
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 11
6,700
LY Corp. (Interactive Media & Services) . 18
700
Makita Corp. (Machinery) ........... 21
4,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 65
900 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 13
200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 8
600
MEIJI Holdings Co. Ltd. (Food Products) 12
900
MINEBEA MITSUMI, Inc. (Machinery) . 14
3,200 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 16
10,000 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 164
5,700 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 96
3,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 44
3,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 20
9,700 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 135
32,700 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 382
7,200 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 149
400
Mitsui Chemicals, Inc. (Chemicals) ..... 9
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
8,100 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... $ 65
1,200 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 42
7,140
Mizuho Financial Group, Inc. (Banks) ... 174
600 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 10
3,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 84
5,100 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 81
700
NEC Corp. (IT Services) ............. 60
1,200
Nexon Co. Ltd. (Entertainment) ....... 18
2,600
NIDEC Corp. (Electrical Equipment) .... 47
3,100
Nintendo Co. Ltd. (Entertainment) ...... 181
20
Nippon Building Fund, Inc. (Office REITs) 16
3,000 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 19
600
Nippon Sanso Holdings Corp. (Chemicals) 17
2,500
Nippon Steel Corp. (Metals & Mining)(b) 50
89,600 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 90
1,400
Nippon Yusen KK (Marine Transportation) 47
7,400
Nissan Motor Co. Ltd. (Automobiles) ... 22
600 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 14
100
Nitori Holdings Co. Ltd. (Specialty Retail) 12
2,000
Nitto Denko Corp. (Chemicals) ........ 33
8,500
Nomura Holdings, Inc. (Capital Markets) . 49
1,200 Nomura Research Institute Ltd. (IT
Services) .................... 35
2,100
NTT Data Group Corp. (IT Services) .... 40
1,600 Obayashi Corp. (Construction &
Engineering) ................. 21
1,000
Obic Co. Ltd. (IT Services) ........... 30
3,500 Olympus Corp. (Health Care Equipment &
Supplies) .................... 52
500 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 17
1,300 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 14
100
Oracle Corp. Japan (Software) ......... 10
3,200 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 69
3,600
ORIX Corp. (Financial Services) ....... 77
1,000
Osaka Gas Co. Ltd. (Gas Utilities) ...... 22
600
Otsuka Corp. (IT Services) ........... 14
1,400
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 76
1,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 27
6,600 Panasonic Holdings Corp. (Household
Durables) ................... 67
4,800
Rakuten Group, Inc. (Broadline Retail)(b) 26

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,100 Recruit Holdings Co. Ltd. (Professional
Services) .................... $ 285
5,300 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 67
6,500
Resona Holdings, Inc. (Banks) ........ 47
1,600 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 18
600
SBI Holdings, Inc. (Capital Markets) .... 15
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 12
300
SCSK Corp. (IT Services) ............ 6
1,400 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 48
800 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 14
1,000 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 17
2,000
Sekisui House Ltd. (Household Durables) 48
6,900 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 108
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 8
800 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 22
200
Shimano, Inc. (Leisure Products) ....... 27
5,400
Shin-Etsu Chemical Co. Ltd. (Chemicals) 178
2,400
Shionogi & Co. Ltd. (Pharmaceuticals) .. 34
1,200
Shiseido Co. Ltd. (Personal Care Products) 21
1,000
Shizuoka Financial Group, Inc. (Banks) .. 8
200
SMC Corp. (Machinery) ............. 78
86,000 SoftBank Corp. (Wireless
Telecommunication Services) ..... 109
2,800 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 160
2,400
Sompo Holdings, Inc. (Insurance) ...... 62
18,500
Sony Group Corp. (Household Durables) . 390
2,000
Subaru Corp. (Automobiles) .......... 36
2,900 Sumitomo Corp. (Trading Companies &
Distributors) ................. 63
1,900 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 34
600 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 14
10,800 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 259
2,000
Sumitomo Mitsui Trust Group, Inc. (Banks) 47
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 25
300
Suntory Beverage & Food Ltd. (Beverages) 10
4,800
Suzuki Motor Corp. (Automobiles) ..... 54
1,500 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 28
1,800
T&D Holdings, Inc. (Insurance) ....... 33
500
Taisei Corp. (Construction & Engineering) 21
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,700 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. $ 124
6,000 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 77
4,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 77
1,200
The Chiba Bank Ltd. (Banks) ......... 9
3,200 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 35
800
TIS, Inc. (IT Services) .............. 19
300
Toho Co. Ltd. (Entertainment) ......... 12
5,500
Tokio Marine Holdings, Inc. (Insurance) . 197
1,300 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 195
1,000
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 28
1,800
Tokyu Corp. (Ground Transportation) ... 19
600 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 16
3,400
Toray Industries, Inc. (Chemicals) ...... 22
300
TOTO Ltd. (Building Products) ........ 7
400
Toyota Industries Corp. (Machinery) .... 32
30,600
Toyota Motor Corp. (Automobiles) ..... 597
1,500 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 27
400
Trend Micro, Inc. (Software) .......... 22
3,600
Unicharm Corp. (Household Products) ... 30
1,400 West Japan Railway Co. (Ground
Transportation)(b) ............. 25
800
Yakult Honsha Co. Ltd. (Food Products) . 15
2,400
Yamaha Motor Co. Ltd. (Automobiles) .. 21
800
Yaskawa Electric Corp. (Machinery) .... 20
600 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 13
300 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 17
300
ZOZO, Inc. (Specialty Retail)(b) ....... 9
10,848
Jersey — 0.02%
805
Aptiv PLC (Automobile Components)(a) . 49
Jordan — 0.01%
509 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 13
Luxembourg — 0.03%
1,581
ArcelorMittal SA (Metals & Mining) .... 36
422 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 22
58

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Macau — 0.01%
7,600 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. $ 20
Netherlands — 1.20%
1,484
ABN AMRO Bank N.V. (Banks) ....... 23
64
Adyen N.V. (Financial Services)(a)(b) ... 95
4,651
Aegon Ltd. (Insurance) .............. 28
504
Akzo Nobel N.V. (Chemicals) ......... 30
176
Argenx SE (Biotechnology)(a) ........ 109
145 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 84
1,189 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 834
524
ASR Nederland N.V. (Insurance) ....... 25
216 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 30
214
Euronext N.V. (Capital Markets) ....... 24
275
EXOR N.V. (Financial Services) ....... 25
1,576
Ferrovial SE (Construction & Engineering) 66
366
Heineken Holding N.V. (Beverages) .... 22
877
Heineken N.V. (Beverages) ........... 62
178 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 26
10,023
ING Groep N.V. (Banks) ............. 157
425
JDE Peet's N.V. (Food Products) ....... 7
2,861 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 93
10,003 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 36
770
NN Group N.V. (Insurance) ........... 34
761 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 158
4,083
Prosus N.V. (Broadline Retail)(a)(b) .... 162
676 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 30
276
Randstad N.V. (Professional Services) ... 12
5,548
Stellantis N.V. (Automobiles) ......... 72
2,441 Universal Music Group N.V.
(Entertainment) ............... 62
672
Wolters Kluwer N.V. (Professional Services) 112
2,418
New Zealand — 0.07%
4,769 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 23
1,861 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 40
1,918
Infratil Ltd. (Industrial Conglomerates) .. 14
1,764
Mercury NZ Ltd. (Electric Utilities) ..... 6
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 9
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand (continued)
443
Xero Ltd. (Software)(a) ............. $ 46
138
Norway — 0.14%
1,069 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 21
2,744
DNB Bank ASA (Banks) ............ 55
2,721 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 64
485
Gjensidige Forsikring ASA (Insurance) .. 9
308 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 35
1,453
Mowi ASA (Food Products)(b) ........ 25
3,388
Norsk Hydro ASA (Metals & Mining) ... 19
1,866
Orkla ASA (Food Products) .......... 16
241
Salmar ASA (Food Products) ......... 11
1,828 Telenor ASA (Diversified
Telecommunication Services) ..... 20
438
Yara International ASA (Chemicals) .... 12
287
Poland — 0.01%
670
InPost SA (Air Freight & Logistics)(a) ... 11
Portugal — 0.03%
9,123
EDP SA (Electric Utilities) ........... 30
1,567 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 26
752 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 14
70
Singapore — 0.33%
11,741 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 22
13,047 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 18
6,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 13
6,007
DBS Group Holdings Ltd. (Banks) ..... 192
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 9
5,748 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 27
4,100
Keppel Ltd. (Industrial Conglomerates) .. 21
10,390 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 127
2,700
Sembcorp Industries Ltd. (Multi-Utilities) 11
4,400 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 21
3,300
Singapore Exchange Ltd. (Capital Markets) 31
4,100 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 14

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
25,100 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... $ 57
3,800
United Overseas Bank Ltd. (Banks) ..... 101
5,000
Wilmar International Ltd. (Food Products) 11
675
Spain — 0.62%
54
Acciona SA (Electric Utilities) ........ 6
506 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 25
231 Aena SME SA (Transportation
Infrastructure) ................ 47
1,338 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 94
17,574 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 172
15,886
Banco de Sabadell SA (Banks) ........ 31
45,343
Banco Santander SA (Banks)(b) ....... 211
10,591
CaixaBank SA (Banks) .............. 57
1,476 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 47
991 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 10
802
Endesa SA (Electric Utilities) ......... 17
1,364
Grifols SA (Biotechnology)(a) ......... 13
18,496
Iberdrola SA (Electric Utilities) ........ 256
3,229 Industria de Diseno Textil SA (Specialty
Retail) ...................... 165
1,081
Redeia Corp. SA (Electric Utilities) ..... 18
3,525
Repsol SA (Oil, Gas & Consumable Fuels) 43
10,870 Telefonica SA (Diversified
Telecommunication Services) ..... 44
1,256
Sweden — 0.73%
812 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 22
779
Alfa Laval AB (Machinery) .......... 33
3,086 Assa Abloy AB, Class - B (Building
Products) .................... 91
7,773
Atlas Copco AB, Class - A (Machinery) .. 118
4,700
Atlas Copco AB, Class - B (Machinery) .. 64
1,237 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 18
764
Boliden AB (Metals & Mining) ........ 22
2,092
Epiroc AB, Class - A (Machinery) ...... 36
1,066
Epiroc AB, Class - B (Machinery) ...... 17
1,104
EQT AB (Capital Markets) ........... 31
1,896
Essity AB, Class - B (Household Products) 51
546 Evolution AB (Hotels, Restaurants &
Leisure) .................... 42
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... $ 11
2,002 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 27
6,182 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 59
172 Holmen AB, B shares (Paper & Forest
Products) .................... 6
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 9
451 Industrivarden AB, Class - C (Financial
Services) .................... 14
910
Indutrade AB (Machinery) ........... 23
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 8
5,230
Investor AB, Class - B (Financial Services) 138
169 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 8
580 Lifco AB, Class - B (Industrial
Conglomerates) ............... 17
4,601 Nibe Industrier AB, Class - B (Building
Products) .................... 18
1,012
Saab AB, Class - B (Aerospace & Defense) 21
678 Sagax AB, Class - B (Real Estate
Management & Development) ..... 14
3,271
Sandvik AB (Machinery) ............ 59
1,789 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 22
4,874 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 67
933 Skanska AB, Class - B (Construction &
Engineering) ................. 20
888
SKF AB, B shares (Machinery) ........ 17
2,064 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 26
4,521 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 47
2,539
Swedbank AB, Class - A (Banks) ....... 50
724 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 21
1,442 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 14
7,460 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 60
6,801 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 19
599
Trelleborg AB, Class - B (Machinery) ... 21
648
Volvo AB, Class - A (Machinery) ....... 16
4,503
Volvo AB, Class - B (Machinery) ...... 109
1,486
Switzerland — 2.59%
4,722 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 255
513 Adecco Group AG (Professional Services)
(b) ........................ 13

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
1,469 Alcon AG (Health Care Equipment &
Supplies) .................... $ 125
214
Avolta AG (Specialty Retail)(b) ........ 9
75 Bachem Holding AG (Life Sciences Tools &
Services) .................... 5
117 Baloise Holding AG, Registered Shares
(Insurance) .................. 21
109 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 10
13 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 17
77
BKW AG (Electric Utilities) .......... 13
6 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 67
1,127
Chubb Ltd. (Insurance) .............. 311
1,620 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 245
541
Clariant AG, Registered Shares (Chemicals) 6
683
Coca-Cola HBC AG (Beverages) ....... 23
583
DSM-Firmenich AG (Chemicals) ...... 59
23
EMS-Chemie Holding AG (Chemicals) .. 16
238
Galderma Group AG (Pharmaceuticals)(a) 26
475
Garmin Ltd. (Household Durables) ..... 98
107 Geberit AG, Registered Shares (Building
Products) .................... 61
28 Givaudan SA, Registered Shares
(Chemicals) .................. 122
29,911
Glencore PLC (Metals & Mining)(b) .... 132
86 Helvetia Holding AG, Registered Shares
(Insurance) .................. 14
1,549
Holcim AG (Construction Materials)(b) .. 149
652
Julius Baer Group Ltd. (Capital Markets) . 42
163 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 37
398 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 33
218 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 129
7,724 Nestle SA, Registered Shares (Food
Products) .................... 633
5,796 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 565
67 Partners Group Holding AG (Capital
Markets) .................... 91
2,062
Roche Holding AG (Pharmaceuticals) ... 577
96 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 29
1,222
Sandoz Group AG (Pharmaceuticals) .... 50
142 Schindler Holding AG, Class - PC
(Machinery) ................. 39
50 Schindler Holding AG, Registered Shares
(Machinery) ................. 14
480 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 48
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
945
SIG Group AG (Containers & Packaging)(b) $ 19
460
Sika AG, Registered Shares (Chemicals)(b) 110
153 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 50
2,093 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 52
338 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 43
82
Swiss Life Holding AG (Insurance) ..... 63
288 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 31
889
Swiss Re AG (Insurance) ............ 129
79 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 44
164
Temenos AG, Registered Shares (Software) 12
98 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 18
9,797
UBS Group AG (Capital Markets) ...... 300
80
VAT Group AG (Machinery) .......... 30
434
Zurich Insurance Group AG (Insurance) .. 258
5,243
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.31%
2,840
3i Group PLC (Capital Markets) ....... 126
776
Admiral Group PLC (Insurance) ....... 26
3,739
Amcor PLC (Containers & Packaging) ... 35
978
Amcor PLC (Containers & Packaging) ... 9
3,854
Anglo American PLC (Metals & Mining) . 114
1,287 Ashtead Group PLC (Trading Companies &
Distributors) ................. 80
1,040 Associated British Foods PLC (Food
Products) .................... 27
4,604
AstraZeneca PLC (Pharmaceuticals)(b) .. 601
2,623 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 26
7,763
Aviva PLC (Insurance) .............. 45
8,941
BAE Systems PLC (Aerospace & Defense) 128
43,390
Barclays PLC (Banks)(b) ............ 145
4,263 Barratt Redrow PLC (Household Durables)
(b) ........................ 23
384 Berkeley Group Holdings PLC (Household
Durables)(a) ................. 19
48,344
BP PLC (Oil, Gas & Consumable Fuels) . 239
21,107 BT Group PLC (Diversified
Telecommunication Services) ..... 38
987 Bunzl PLC (Trading Companies &
Distributors) ................. 41
17,106
Centrica PLC (Multi-Utilities)(b) ....... 29
2,858
CNH Industrial N.V. (Machinery) ...... 32

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
623 Coca-Cola Europacific Partners PLC
(Beverages) .................. $ 48
5,133 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 171
433
Croda International PLC (Chemicals)(b) . 18
6,678
Diageo PLC (Beverages) ............ 212
466
Endeavour Mining PLC (Metals & Mining) 8
1,947 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 17
12,285
GSK PLC (Pharmaceuticals) .......... 207
22,541
Haleon PLC (Personal Care Products)(b) . 106
1,158 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 39
823 Hargreaves Lansdown PLC (Capital
Markets) .................... 11
54,111
HSBC Holdings PLC (Banks) ......... 531
3,731
Informa PLC (Media) ............... 37
503 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 63
498
Intertek Group PLC (Professional Services) 29
5,247 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 18
6,250
JD Sports Fashion PLC (Specialty Retail) 7
5,956
Kingfisher PLC (Specialty Retail) ...... 19
1,659 Land Securities Group PLC (Diversified
REITs) ..................... 12
18,863
Legal & General Group PLC (Insurance) . 54
180,308
Lloyds Banking Group PLC (Banks) .... 123
1,388 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 196
6,041
M&G PLC (Financial Services) ........ 15
5,776 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 27
4,007 Melrose Industries PLC (Aerospace &
Defense) .................... 28
1,103
Mondi PLC (Paper & Forest Products) ... 16
14,515
National Grid PLC (Multi-Utilities)(a) ... 172
19,603
NatWest Group PLC (Banks)(b) ....... 98
383
Next PLC (Broadline Retail) .......... 45
1,722 Pearson PLC (Diversified Consumer
Services) .................... 28
488
Pentair PLC (Machinery) ............ 49
795
Persimmon PLC (Household Durables) .. 12
2,089
Phoenix Group Holdings PLC (Insurance) 13
2,107 Reckitt Benckiser Group PLC (Household
Products) .................... 128
5,559
RELX PLC (Professional Services) ..... 252
7,480 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 37
3,347
Rio Tinto PLC (Metals & Mining) ...... 198
25,101 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 178
1,911
Schroders PLC (Capital Markets) ...... 8
4,202
Segro PLC (Industrial REITs)(a) ....... 37
838
Severn Trent PLC (Water Utilities)(b) ... 26
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
18,271 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ $ 570
2,631 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 33
939 Smiths Group PLC (Industrial
Conglomerates) ............... 20
227
Spirax Group PLC (Machinery) ........ 19
3,275
SSE PLC (Electric Utilities)(a) ........ 66
6,244
Standard Chartered PLC (Banks) ....... 77
7,703 Taylor Wimpey PLC (Household Durables)
(b) ........................ 12
20,052 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 92
3,133
The Sage Group PLC (Software) ....... 50
7,377
Unilever PLC (Personal Care Products) .. 419
2,236
United Utilities Group PLC (Water Utilities) 29
69,908 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 60
473 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 17
310
Willis Towers Watson PLC (Insurance) .. 97
1,866
Wise PLC, Class - A (Financial Services)(a) 25
3,407
WPP PLC (Media) ................. 35
6,697
United States — 71.73%
1,634
3M Co. (Industrial Conglomerates) ..... 211
352
A.O. Smith Corp. (Building Products) ... 24
5,188 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 587
5,265
AbbVie, Inc. (Biotechnology) ......... 936
1,320
Adobe, Inc. (Software)(a) ............ 587
4,804 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 580
400
AECOM (Construction & Engineering) .. 43
1,579
Aflac, Inc. (Insurance) .............. 163
864 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 116
664 Air Products and Chemicals, Inc.
(Chemicals) .................. 193
1,321 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 174
463
Akamai Technologies, Inc. (IT Services)(a) 44
346
Albemarle Corp. (Chemicals) ......... 30
945 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 19
505 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 49
214 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 45
800
Alliant Energy Corp. (Electric Utilities) .. 47
956
Ally Financial, Inc. (Consumer Finance) . 34
402 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 95

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
17,505 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. $ 3,315
14,878 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 2,834
28,091
Amazon.com, Inc. (Broadline Retail)(a) .. 6,164
783
Ameren Corp. (Multi-Utilities) ........ 70
1,620 American Electric Power Co., Inc. (Electric
Utilities) .................... 149
1,659
American Express Co. (Consumer Finance) 492
987 American Homes 4 Rent, Class - A
(Residential REITs) ............ 37
1,895 American International Group, Inc.
(Insurance) .................. 138
1,388
American Tower Corp. (Specialized REITs) 255
581 American Water Works Co., Inc. (Water
Utilities) .................... 72
290
Ameriprise Financial, Inc. (Capital Markets) 154
662
AMETEK, Inc. (Electrical Equipment) ... 119
1,605
Amgen, Inc. (Biotechnology) ......... 418
3,548 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 246
1,481 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 315
1,546 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 28
256
ANSYS, Inc. (Software)(a) ........... 86
576
Aon PLC, Class - A (Insurance) ........ 207
935
APA Corp. (Oil, Gas & Consumable Fuels) 22
1,171 Apollo Global Management, Inc. (Financial
Services) .................... 193
45,217 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 11,324
2,483 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 404
624
AppLovin Corp., Class - A (Software)(a) . 202
1,448 Archer-Daniels-Midland Co. (Food
Products) .................... 73
552 Ares Management Corp., Class - A (Capital
Markets) .................... 98
3,188 Arista Networks, Inc. (Communications
Equipment)(a) ................ 352
713
Arthur J. Gallagher & Co. (Insurance) ... 202
95
Aspen Technology, Inc. (Software)(a) ... 24
147
Assurant, Inc. (Insurance) ............ 31
21,355 AT&T, Inc. (Diversified Telecommunication
Services) .................... 486
424
Atmos Energy Corp. (Gas Utilities) ..... 59
635
Autodesk, Inc. (Software)(a) .......... 188
1,237 Automatic Data Processing, Inc.
(Professional Services) .......... 362
50
AutoZone, Inc. (Specialty Retail)(a) ..... 160
415 AvalonBay Communities, Inc. (Residential
REITs) ..................... 91
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,035 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. $ 43
257 Avery Dennison Corp. (Containers &
Packaging) .................. 48
221 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 131
2,953 Baker Hughes Co. (Energy Equipment &
Services) .................... 121
944
Ball Corp. (Containers & Packaging) .... 52
20,660
Bank of America Corp. (Banks) ........ 908
1,504 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 44
871 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 198
524
Bentley Systems, Inc., Class - B (Software) 24
3,923 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 1,779
598
Best Buy Co., Inc. (Specialty Retail) .... 51
404
Biogen, Inc. (Biotechnology)(a) ....... 62
552 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 36
68 Bio-Rad Laboratories, Inc., Class - A (Life
Sciences Tools & Services)(a) ..... 22
466 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 34
435
Blackrock, Inc. (Capital Markets) ...... 446
2,127
Blackstone, Inc. (Capital Markets) ...... 367
1,662
Block, Inc. (Financial Services)(a) ...... 141
99 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 492
389 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 50
4,439 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 396
6,062
Bristol-Myers Squibb Co. (Pharmaceuticals) 343
13,210 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,064
346 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 78
703
Brown & Brown, Inc. (Insurance) ...... 72
550
Brown-Forman Corp., Class - B (Beverages) 21
354 Builders FirstSource, Inc. (Building
Products)(a) .................. 51
445
Bunge Global SA (Food Products) ...... 35
197
Burlington Stores, Inc. (Specialty Retail)(a) 56
473
BXP, Inc. (Office REITs) ............ 35
809
Cadence Design Systems, Inc. (Software)(a) 243
264
Camden Property Trust (Residential REITs) 31
1,123 Capital One Financial Corp. (Consumer
Finance) .................... 200
776 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 92
126
Carlisle Cos., Inc. (Building Products) ... 46
472
CarMax, Inc. (Specialty Retail)(a) ...... 39
3,041 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 76

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,449
Carrier Global Corp. (Building Products) . $ 167
337
Carvana Co. (Specialty Retail)(a) ...... 69
1,455
Caterpillar, Inc. (Machinery) .......... 528
315
Cboe Global Markets, Inc. (Capital Markets) 62
931 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 122
388 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 68
342
Celanese Corp. (Chemicals) .......... 24
558 Cencora, Inc. (Health Care Providers &
Services) .................... 125
1,632 Centene Corp. (Health Care Providers &
Services)(a) .................. 99
1,903
CenterPoint Energy, Inc. (Multi-Utilities) . 60
584
CF Industries Holdings, Inc. (Chemicals) . 50
349 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 36
156 Charles River Laboratories International,
Inc. (Life Sciences Tools & Services)
(a) ........................ 29
288 Charter Communications, Inc., Class - A
(Media)(a) ................... 99
669 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 144
5,163 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 748
4,150 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 250
687 Church & Dwight Co., Inc. (Household
Products) .................... 72
464
Cincinnati Financial Corp. (Insurance) ... 67
1,108 Cintas Corp. (Commercial Services &
Supplies) .................... 202
11,878 Cisco Systems, Inc. (Communications
Equipment) .................. 703
5,679
Citigroup, Inc. (Banks) .............. 400
1,295
Citizens Financial Group, Inc. (Banks) ... 57
859
Cloudflare, Inc., Class - A (IT Services)(a) 92
1,080
CME Group, Inc. (Capital Markets) ..... 251
886
CMS Energy Corp. (Multi-Utilities) ..... 59
1,492 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 115
571 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 142
2,324 Colgate-Palmolive Co. (Household
Products) .................... 211
11,328
Comcast Corp., Class - A (Media) ...... 425
1,427
Conagra Brands, Inc. (Food Products) ... 40
3,956 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 392
1,043
Consolidated Edison, Inc. (Multi-Utilities) 93
483 Constellation Brands, Inc., Class - A
(Beverages) .................. 107
928 Constellation Energy Corp. (Electric
Utilities) .................... 208
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,502 Copart, Inc. (Commercial Services &
Supplies)(a) .................. $ 144
2,365 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 112
208
Corpay, Inc. (Software)(a) ............ 70
2,104
Corteva, Inc. (Chemicals) ............ 120
1,194 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 85
1,311 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 1,201
2,250 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 57
2,077
CRH PLC (Construction Materials) ..... 192
704 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 241
1,282
Crown Castle, Inc. (Specialized REITs) .. 116
370 Crown Holdings, Inc. (Containers &
Packaging) .................. 31
5,871
CSX Corp. (Ground Transportation) .... 189
411
Cummins, Inc. (Machinery) .......... 143
3,722 CVS Health Corp. (Health Care Providers &
Services) .................... 167
907
D.R. Horton, Inc. (Household Durables) .. 127
1,910 Danaher Corp. (Life Sciences Tools &
Services) .................... 438
363 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 68
847
Datadog, Inc., Class - A (Software)(a) ... 121
132 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 20
449
Dayforce, Inc. (Professional Services)(a) . 33
480 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 97
785
Deere & Co. (Machinery) ............ 333
934 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 108
585
Delta Air Lines, Inc. (Passenger Airlines) . 35
1,934 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 63
1,169 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 91
555 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 91
185 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 42
982 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 174
754 Discover Financial Services (Consumer
Finance) .................... 131
612
DocuSign, Inc. (Software)(a) .......... 55
643 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 49
623 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 47
2,472
Dominion Energy, Inc. (Multi-Utilities) .. 133

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
104 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... $ 44
944 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 158
411
Dover Corp. (Machinery) ............ 77
2,107
Dow, Inc. (Chemicals) .............. 85
1,255 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 47
617
DTE Energy Co. (Multi-Utilities) ...... 75
2,343
Duke Energy Corp. (Electric Utilities) ... 252
1,224
DuPont de Nemours, Inc. (Chemicals) ... 93
772
Dynatrace, Inc. (Software)(a) ......... 42
282
Eastman Chemical Co. (Chemicals) ..... 26
1,194
Eaton Corp. PLC (Electrical Equipment) . 396
1,417
eBay, Inc. (Broadline Retail) .......... 88
751
Ecolab, Inc. (Chemicals) ............. 176
1,122
Edison International (Electric Utilities) .. 90
1,771 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 131
779
Electronic Arts, Inc. (Entertainment) .... 114
678 Elevance Health, Inc. (Health Care
Providers & Services) ........... 250
2,411
Eli Lilly & Co. (Pharmaceuticals) ...... 1,862
139 EMCOR Group, Inc. (Construction &
Engineering) ................. 63
1,714
Emerson Electric Co. (Electrical Equipment) 212
403 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 28
440 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 44
1,276
Entergy Corp. (Electric Utilities) ....... 97
1,715 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 210
171
EPAM Systems, Inc. (IT Services)(a) .... 40
1,583
EQT Corp. (Oil, Gas & Consumable Fuels) 73
359
Equifax, Inc. (Professional Services) .... 91
280
Equinix, Inc. (Specialized REITs) ...... 264
940 Equitable Holdings, Inc. (Financial
Services) .................... 44
554 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 37
1,075
Equity Residential (Residential REITs) .. 77
812
Essential Utilities, Inc. (Water Utilities) .. 29
175 Essex Property Trust, Inc. (Residential
REITs) ..................... 50
721
Evergy, Inc. (Electric Utilities) ........ 44
1,042
Eversource Energy (Electric Utilities) ... 60
524
Exact Sciences Corp. (Biotechnology)(a) . 29
2,947
Exelon Corp. (Electric Utilities) ....... 111
541 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 54
377 Expedia Group, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 70
454 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 50
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
624 Extra Space Storage, Inc. (Specialized
REITs) ..................... $ 93
13,203 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,421
153
F5, Inc. (Communications Equipment)(a) . 38
111 FactSet Research Systems, Inc. (Capital
Markets) .................... 53
74
Fair Isaac Corp. (Software)(a) ......... 147
1,641 Fastenal Co. (Trading Companies &
Distributors) ................. 118
684
FedEx Corp. (Air Freight & Logistics) ... 192
486 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 85
113 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 20
676
Fidelity National Financial, Inc. (Insurance) 38
1,637 Fidelity National Information Services, Inc.
(Financial Services) ............ 132
2,086
Fifth Third Bancorp (Banks) .......... 88
32 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 68
297 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 52
1,607
FirstEnergy Corp. (Electric Utilities) .... 64
1,710
Fiserv, Inc. (Financial Services)(a) ...... 351
12,108
Ford Motor Co. (Automobiles) ........ 120
1,951
Fortinet, Inc. (Software)(a) ........... 184
1,031
Fortive Corp. (Machinery) ........... 77
336 Fortune Brands Innovations, Inc. (Building
Products) .................... 23
678
Fox Corp., Class - A (Media) .......... 33
244
Fox Corp., Class - B (Media) ......... 11
748
Franklin Resources, Inc. (Capital Markets) 15
4,226
Freeport-McMoRan, Inc. (Metals & Mining) 161
730 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 35
233
Gartner, Inc. (IT Services)(a) .......... 113
1,293 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 101
841
GE Vernova, Inc. (Electrical Equipment) . 277
1,748
Gen Digital, Inc. (Software) .......... 48
685 General Dynamics Corp. (Aerospace &
Defense) .................... 180
3,242 General Electric Co. (Industrial
Conglomerates) ............... 541
1,713
General Mills, Inc. (Food Products) ..... 109
3,325
General Motors Co. (Automobiles) ..... 177
414
Genuine Parts Co. (Distributors) ....... 48
3,744
Gilead Sciences, Inc. (Biotechnology) ... 346
778
Global Payments, Inc. (Financial Services) 87
442
GoDaddy, Inc., Class - A (IT Services)(a) . 87
486
Graco, Inc. (Machinery) ............. 41
2,649 Halliburton Co. (Energy Equipment &
Services) .................... 72

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
578 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... $ 173
2,234 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 45
133
HEICO Corp. (Aerospace & Defense) ... 32
225 HEICO Corp., Class - A (Aerospace &
Defense) .................... 42
391 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 27
809
Hess Corp. (Oil, Gas & Consumable Fuels) 108
3,805 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 81
472 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 17
732 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 181
727 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 52
1,913 Honeywell International, Inc. (Industrial
Conglomerates) ............... 432
911
Hormel Foods Corp. (Food Products) .... 29
2,156 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 38
1,180 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 129
2,896 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 94
155
Hubbell, Inc. (Electrical Equipment) .... 65
139
HubSpot, Inc. (Software)(a) .......... 97
376 Humana, Inc. (Health Care Providers &
Services) .................... 95
4,354
Huntington Bancshares, Inc. (Banks) .... 71
122 Huntington Ingalls Industries, Inc.
(Aerospace & Defense) ......... 23
114 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 18
222
IDEX Corp. (Machinery) ............ 46
245 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 101
827
Illinois Tool Works, Inc. (Machinery) .... 210
465 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 62
560
Incyte Corp. (Biotechnology)(a) ....... 39
1,189
Ingersoll Rand, Inc. (Machinery) ....... 108
205 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 54
12,728 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 255
1,693 Intercontinental Exchange, Inc. (Capital
Markets) .................... 252
2,760 International Business Machines Corp. (IT
Services) .................... 607
759 International Flavors & Fragrances, Inc.
(Chemicals) .................. 64
1,039 International Paper Co. (Containers &
Packaging) .................. 56
832
Intuit, Inc. (Software) ............... 523
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,049 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... $ 548
1,844
Invitation Homes, Inc. (Residential REITs) 59
545 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 107
858
Iron Mountain, Inc. (Specialized REITs) . 90
313 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 45
221 Jack Henry & Associates, Inc. (Financial
Services) .................... 39
374 Jacobs Solutions, Inc. (Professional
Services) .................... 50
246 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 42
7,114
Johnson & Johnson (Pharmaceuticals) ... 1,029
2,015 Johnson Controls International PLC
(Building Products) ............ 159
8,459
JPMorgan Chase & Co. (Banks) ....... 2,029
967 Juniper Networks, Inc. (Communications
Equipment) .................. 36
802
Kellanova (Food Products) ........... 65
5,669
Kenvue, Inc. (Personal Care Products) ... 121
3,329
Keurig Dr Pepper, Inc. (Beverages) ..... 107
2,950
KeyCorp (Banks) .................. 51
537 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 86
1,019
Kimberly-Clark Corp. (Household Products) 134
2,069
Kimco Realty Corp. (Retail REITs) ..... 48
5,984 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 164
1,880
KKR & Co., Inc. (Capital Markets) ..... 278
396 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 250
490 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 26
561 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 118
264 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 61
3,840 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 277
429 Lamb Weston Holdings, Inc. (Food
Products) .................... 29
1,115 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 57
388 Leidos Holdings, Inc. (Professional
Services) .................... 56
692 Lennar Corp., Class - A (Household
Durables) ................... 94
100 Lennox International, Inc. (Building
Products) .................... 61
592 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 55
1,415
Linde PLC (Chemicals) ............. 592
487 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 63

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
802
LKQ Corp. (Distributors) ............ $ 29
639 Lockheed Martin Corp. (Aerospace &
Defense) .................... 311
591
Loews Corp. (Insurance) ............. 50
1,686
Lowe's Cos., Inc. (Specialty Retail) ..... 416
233 LPL Financial Holdings, Inc. (Capital
Markets) .................... 76
779 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 58
503
M&T Bank Corp. (Banks) ............ 95
188
Manhattan Associates, Inc. (Software)(a) . 51
991 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 138
36
Markel Group, Inc. (Insurance)(a) ...... 62
116 MarketAxess Holdings, Inc. (Capital
Markets) .................... 26
693 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 193
1,474
Marsh & McLennan Cos., Inc. (Insurance) 313
180 Martin Marietta Materials, Inc.
(Construction Materials) ......... 93
2,647 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 292
698
Masco Corp. (Building Products) ....... 51
2,454 Mastercard, Inc., Class - A (Financial
Services) .................... 1,292
844 Match Group, Inc. (Interactive Media &
Services)(a) .................. 28
741
McCormick & Co., Inc. (Food Products) . 56
2,119 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 614
395 McKesson Corp. (Health Care Providers &
Services) .................... 225
7,559
Merck & Co., Inc. (Pharmaceuticals) .... 752
1,701
MetLife, Inc. (Insurance) ............ 139
64 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 78
721 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 25
1,594 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 91
3,294 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 277
20,999
Microsoft Corp. (Software) ........... 8,852
543
MicroStrategy, Inc. (Software)(a) ...... 157
373 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 58
947
Moderna, Inc. (Biotechnology)(a) ...... 39
171 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 50
568 Molson Coors Beverage Co., Class - B
(Beverages) .................. 33
4,038 Mondelez International, Inc., Class - A
(Food Products) ............... 241
216
MongoDB, Inc. (IT Services)(a) ....... 50
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
147 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. $ 87
2,110
Monster Beverage Corp. (Beverages)(a) .. 111
488
Moody's Corp. (Capital Markets) ....... 231
3,621
Morgan Stanley (Capital Markets) ...... 455
504 Motorola Solutions, Inc. (Communications
Equipment) .................. 233
1,261
Nasdaq, Inc. (Capital Markets) ........ 97
631 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 73
1,275
Netflix, Inc. (Entertainment)(a) ........ 1,136
289 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 39
3,429
Newmont Corp. (Metals & Mining) ..... 128
1,230
News Corp., Class - A (Media) ........ 34
6,103
NextEra Energy, Inc. (Electric Utilities) .. 438
3,597 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 272
1,317
NiSource, Inc. (Multi-Utilities) ........ 48
154
Nordson Corp. (Machinery) .......... 32
669 Norfolk Southern Corp. (Ground
Transportation) ............... 157
640
Northern Trust Corp. (Capital Markets) .. 66
411 Northrop Grumman Corp. (Aerospace &
Defense) .................... 193
605
NRG Energy, Inc. (Electric Utilities) .... 55
739
Nucor Corp. (Metals & Mining) ....... 86
732
Nutanix, Inc., Class - A (Software)(a) .... 45
72,936 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 9,796
9
NVR, Inc. (Household Durables)(a) ..... 74
1,677 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 83
457
Okta, Inc. (IT Services)(a) ............ 36
576 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 102
598
Omnicom Group, Inc. (Media) ........ 51
1,275 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 80
1,731 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 174
4,939
Oracle Corp. (Software) ............. 823
172 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 204
1,202
Otis Worldwide Corp. (Machinery) ..... 111
730
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 30
250
Owens Corning (Building Products) .... 43
1,549
PACCAR, Inc. (Machinery) .......... 161
243 Packaging Corp. of America (Containers &
Packaging) .................. 55
1,916
Palo Alto Networks, Inc. (Software)(a) ... 349
374
Parker-Hannifin Corp. (Machinery) ..... 238
954
Paychex, Inc. (Professional Services) .... 134

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
162 Paycom Software, Inc. (Professional
Services) .................... $ 33
2,915 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 249
4,101
PepsiCo, Inc. (Beverages) ............ 624
16,746
Pfizer, Inc. (Pharmaceuticals) ......... 444
6,020
PG&E Corp. (Electric Utilities) ........ 121
1,281
Phillips 66 (Oil, Gas & Consumable Fuels) 146
1,803 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 52
117
Pool Corp. (Distributors) ............ 40
693
PPG Industries, Inc. (Chemicals) ....... 83
2,211
PPL Corp. (Electric Utilities) .......... 72
723
Principal Financial Group, Inc. (Insurance) 56
2,757
Prologis, Inc. (Industrial REITs) ....... 291
1,093
Prudential Financial, Inc. (Insurance) .... 130
337
PTC, Inc. (Software)(a) ............. 62
1,468 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 124
470
Public Storage (Specialized REITs) ..... 141
604
PulteGroup, Inc. (Household Durables) .. 66
935 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 57
304 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 21
3,284 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 504
420 Quanta Services, Inc. (Construction &
Engineering) ................. 133
329 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 50
609 Raymond James Financial, Inc. (Capital
Markets) .................... 95
547 RB Global, Inc. (Commercial Services &
Supplies) .................... 49
2,627
Realty Income Corp. (Retail REITs) ..... 140
563
Regency Centers Corp. (Retail REITs) ... 42
319 Regeneron Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 227
2,806
Regions Financial Corp. (Banks) ....... 66
175
Reliance, Inc. (Metals & Mining) ...... 47
668 Republic Services, Inc. (Commercial
Services & Supplies) ........... 134
430 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 98
374 Revvity, Inc. (Life Sciences Tools &
Services) .................... 42
2,371 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 32
1,747 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 65
1,442 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 83
334 Rockwell Automation, Inc. (Electrical
Equipment) .................. 95
369
Roku, Inc. (Entertainment)(a) ......... 27
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
720 Rollins, Inc. (Commercial Services &
Supplies) .................... $ 33
309
Roper Technologies, Inc. (Software) .... 161
1,011
Ross Stores, Inc. (Specialty Retail) ..... 153
721 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 166
1,170 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 30
384
RPM International, Inc. (Chemicals) .... 47
3,979
RTX Corp. (Aerospace & Defense) ..... 460
955
S&P Global, Inc. (Capital Markets) ..... 476
2,832
Salesforce, Inc. (Software) ........... 947
580
Samsara, Inc., Class - A (Software)(a) ... 25
322 SBA Communications Corp. (Specialized
REITs) ..................... 66
4,280 Schlumberger N.V. (Energy Equipment &
Services) .................... 164
620 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 54
194
SEI Investments Co. (Capital Markets) .. 16
1,857
Sempra (Multi-Utilities) ............. 163
608
ServiceNow, Inc. (Software)(a) ........ 645
978
Simon Property Group, Inc. (Retail REITs) 168
468 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 42
3,500 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 38
153
Snap-on, Inc. (Machinery) ........... 52
913
Snowflake, Inc., Class - A (IT Services)(a) 141
408 Solventum Corp. (Health Care Providers &
Services)(a) .................. 27
459
Stanley Black & Decker, Inc. (Machinery) 37
3,402 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 310
867
State Street Corp. (Capital Markets) ..... 85
482
Steel Dynamics, Inc. (Metals & Mining) . 55
293 STERIS PLC (Health Care Equipment &
Supplies) .................... 60
1,015 Stryker Corp. (Health Care Equipment &
Supplies) .................... 365
387
Sun Communities, Inc. (Residential REITs) 48
1,162
Synchrony Financial (Consumer Finance) 76
454
Synopsys, Inc. (Software)(a) .......... 220
1,341 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 103
671
T. Rowe Price Group, Inc. (Capital Markets) 76
499 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 92
647 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 115
1,404 Target Corp. (Consumer Staples Distribution
& Retail) .................... 190
142 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 66

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
143 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... $ 25
456 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 57
8,544
Tesla, Inc. (Automobiles)(a) .......... 3,451
2,701 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 506
61 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 67
619
Textron, Inc. (Aerospace & Defense) .... 47
2,030 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 26
779
The Allstate Corp. (Insurance) ......... 150
2,222 The Bank of New York Mellon Corp.
(Capital Markets) .............. 171
2,179
The Boeing Co. (Aerospace & Defense)(a) 386
579
The Campbell's Co. (Food Products) .... 24
677
The Carlyle Group, Inc. (Capital Markets) 34
4,737 The Charles Schwab Corp. (Capital
Markets) .................... 351
841 The Cigna Group (Health Care Providers &
Services) .................... 232
362
The Clorox Co. (Household Products) ... 59
12,233
The Coca-Cola Co. (Beverages) ....... 762
584 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 54
682 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 51
935 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 535
876 The Hartford Financial Services Group, Inc.
(Insurance) .................. 96
450
The Hershey Co. (Food Products) ...... 76
2,958
The Home Depot, Inc. (Specialty Retail) . 1,151
1,159
The Interpublic Group of Cos., Inc. (Media) 32
313
The J.M. Smucker Co. (Food Products) .. 34
2,822
The Kraft Heinz Co. (Food Products) .... 87
2,078 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 127
996
The Mosaic Co. (Chemicals) .......... 24
1,209 The PNC Financial Services Group, Inc.
(Banks) ..................... 233
7,020 The Procter & Gamble Co. (Household
Products) .................... 1,177
1,763
The Progressive Corp. (Insurance) ...... 422
705
The Sherwin-Williams Co. (Chemicals) .. 240
3,240
The Southern Co. (Electric Utilities) .... 267
3,293
The TJX Cos., Inc. (Specialty Retail) .... 398
309
The Toro Co. (Machinery) ............ 25
1,335
The Trade Desk, Inc., Class - A (Media)(a) 157
669
The Travelers Cos., Inc. (Insurance) ..... 161
5,435
The Walt Disney Co. (Entertainment) .... 605
3,573 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 193
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,130 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. $ 588
1,588 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 351
1,183
Toast, Inc., Class - A (Financial Services)(a) 43
1,630
Tractor Supply Co. (Specialty Retail) .... 86
328 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 43
164 TransDigm Group, Inc. (Aerospace &
Defense) .................... 208
576
TransUnion (Professional Services) ..... 53
756 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 53
3,828
Truist Financial Corp. (Banks) ......... 166
466
Twilio, Inc., Class - A (IT Services)(a) ... 50
126
Tyler Technologies, Inc. (Software)(a) ... 73
861
Tyson Foods, Inc., Class - A (Food Products) 49
4,519
U.S. Bancorp (Banks) ............... 216
5,555 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 335
1,007
UDR, Inc. (Residential REITs) ........ 44
303 U-Haul Holding Co. (Ground
Transportation) ............... 19
148
Ulta Beauty, Inc. (Specialty Retail)(a) ... 64
1,816 Union Pacific Corp. (Ground
Transportation) ............... 414
2,155 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 272
203 United Rentals, Inc. (Trading Companies &
Distributors) ................. 143
135 United Therapeutics Corp. (Biotechnology)
(a) ........................ 48
2,740 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 1,387
958 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 117
451 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 95
1,208
Ventas, Inc. (Health Care REITs) ....... 71
711 Veralto Corp. (Commercial Services &
Supplies) .................... 72
282
VeriSign, Inc. (IT Services)(a) ......... 58
439 Verisk Analytics, Inc. (Professional
Services) .................... 121
12,503 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 500
776 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 312
1,058 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 120
3,592
Viatris, Inc. (Pharmaceuticals) ......... 45
2,995
VICI Properties, Inc. (Specialized REITs) 87
4,919
Visa, Inc., Class - A (Financial Services) . 1,556
1,037 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 143

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
385 Vulcan Materials Co. (Construction
Materials) ................... $ 99
958
W.R. Berkley Corp. (Insurance) ........ 56
128 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 135
2,219 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 21
13,218 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 1,194
6,856 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 72
1,209 Waste Management, Inc. (Commercial
Services & Supplies) ........... 244
175 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 65
96 Watsco, Inc. (Trading Companies &
Distributors) ................. 45
940
WEC Energy Group, Inc. (Multi-Utilities) 88
10,108
Wells Fargo & Co. (Banks) ........... 710
1,802
Welltower, Inc. (Health Care REITs) .... 227
217 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 71
954 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 57
536 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 102
121
Westlake Corp. (Chemicals) .......... 14
2,170
Weyerhaeuser Co. (Specialized REITs) .. 61
364
Williams-Sonoma, Inc. (Specialty Retail) . 67
635
Workday, Inc., Class - A (Software)(a) ... 164
681
WP Carey, Inc. (Diversified REITs) ..... 37
328 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 28
1,615
Xcel Energy, Inc. (Electric Utilities) ..... 109
704
Xylem, Inc. (Machinery) ............. 82
821 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 110
151 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 58
445 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 33
613 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 65
1,346
Zoetis, Inc. (Pharmaceuticals) ......... 219
710 Zoom Communications, Inc., Class - A
(Software)(a) ................. 58
259
Zscaler, Inc. (Software)(a) ............ 47
145,012
Uruguay — 0.11%
136
MercadoLibre, Inc. (Broadline Retail)(a) . 231
Total Common Stocks .............. 201,156
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant ................... —
Investment Company — 0.28%
Money Market Funds — 0.28%
574,445 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.37%(d) .................... 574
Total Investment Company .......... 574
Total Investments (cost $121,220 )
— 99.78% 201,730
Other assets in excess of liabilities
— 0.22% 442
Net Assets - 100.00% $ 202,172
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 99.50% — 99.50%
Warrant .................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 0.09% 0.19% 0.28%
Other Assets (Liabilities) ......................................................................................................................................... 0.16% 0.06% 0.22%
Total Net Assets .................................................................................................................................................. 99.75% 0.25% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future ................... 1 3/21/25 $ 113 $ (4)
$ 113 $ (4)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (4)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (4)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
54
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.78%
Australia — 1.77%
1,783
ANZ Group Holdings Ltd. (Banks)(a) ... $ 31
680
APA Group (Gas Utilities)(a) ......... 3
306 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 13
125
ASX Ltd. (Capital Markets) .......... 5
95
Atlassian Corp., Class - A (Software)(a) .. 23
2,989
BHP Group Ltd. (Metals & Mining) ..... 73
248
BlueScope Steel Ltd. (Metals & Mining) . 3
876 Brambles Ltd. (Commercial Services &
Supplies) .................... 10
233 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 5
41 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 7
780 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 9
989
Commonwealth Bank of Australia (Banks) 93
364
Computershare Ltd. (Professional Services) 8
670 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 2
1,053
Fortescue Ltd. (Metals & Mining) ...... 12
1,047
Goodman Group (Industrial REITs) ..... 23
1,294
Insurance Australia Group Ltd. (Insurance) 7
214
Macquarie Group Ltd. (Capital Markets) . 29
1,579
Medibank Pvt Ltd. (Insurance) ........ 4
78 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 2
1,591
Mirvac Group (Diversified REITs) ...... 2
1,746
National Australia Bank Ltd. (Banks) .... 40
709 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 7
257
Orica Ltd. (Chemicals)(a) ............ 3
1,065
Origin Energy Ltd. (Electric Utilities) ... 7
31
Pro Medicus Ltd. (Health Care Technology) 5
503
Qantas Airways Ltd. (Passenger Airlines)(a) 3
889
QBE Insurance Group Ltd. (Insurance)(a) 11
23 REA Group Ltd. (Interactive Media &
Services) .................... 3
114 Reece Ltd. (Trading Companies &
Distributors) ................. 2
223
Rio Tinto Ltd. (Metals & Mining) ...... 16
2,037 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 8
3,327
Scentre Group (Retail REITs)(a) ....... 7
244
SEEK Ltd. (Interactive Media & Services) 3
113 SGH Ltd. (Trading Companies &
Distributors)(a) ............... 3
296 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 5
2,634
South32 Ltd. (Metals & Mining) ....... 6
1,290
Stockland (Diversified REITs) ......... 4
802
Suncorp Group Ltd. (Insurance) ....... 9
2,429 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 6
1,120
The GPT Group (Diversified REITs) .... 3
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
1,446 The Lottery Corp Ltd. (Hotels, Restaurants
& Leisure) ................... $ 4
1,832 Transurban Group (Transportation
Infrastructure)(a) .............. 15
551
Treasury Wine Estates Ltd. (Beverages) .. 4
2,104
Vicinity Ltd. (Retail REITs)(b) ........ 3
128 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 3
654
Wesfarmers Ltd. (Broadline Retail) ..... 29
1,971
Westpac Banking Corp. (Banks) ....... 39
98
WiseTech Global Ltd. (Software)(a) ..... 7
1,166 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 18
721 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 14
651
Austria — 0.05%
202
Erste Group Bank AG (Banks)(b) ...... 12
99
OMV AG (Oil, Gas & Consumable Fuels) 4
39
Verbund AG (Electric Utilities) ........ 3
19
Belgium — 0.19%
91
Ageas SA/N.V. (Insurance) ........... 4
542 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 28
20
D'ieteren Group (Distributors) ......... 3
17
Elia Group SA/N.V. (Electric Utilities)(b) 1
51 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 3
135
KBC Group N.V. (Banks) ............ 10
9
Sofina SA (Financial Services) ........ 2
37
Syensqo SA (Chemicals) ............. 3
74
UCB SA (Pharmaceuticals) ........... 16
108 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 2
72
Bermuda — 0.08%
228
Arch Capital Group Ltd. (Insurance) .... 21
24
Everest Group Ltd. (Insurance) ........ 9
30
Canada — 3.43%
278
Agnico Eagle Mines Ltd. (Metals & Mining) 22
100
Air Canada (Passenger Airlines)(a)(b) ... 2
436 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 24
187
AltaGas Ltd. (Gas Utilities) ........... 4
353 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 6
424
Bank of Montreal (Banks) ............ 41

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,082
Barrick Gold Corp. (Metals & Mining) .. $ 17
31 BCE, Inc. (Diversified Telecommunication
Services) .................... 1
222 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 12
817
Brookfield Corp. (Capital Markets) ..... 47
63 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers)(a) ................. 2
234 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 12
46 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 1
570 Canadian Imperial Bank of Commerce
(Banks) ..................... 36
319 Canadian National Railway Co. (Ground
Transportation) ............... 32
1,225 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 38
546 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 40
31 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 3
110 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 3
81 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 4
824 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 12
121
CGI, Inc. (IT Services) .............. 13
11
Constellation Software, Inc. (Software) .. 34
171
Dollarama, Inc. (Broadline Retail) ...... 17
257 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 5
169
Emera, Inc. (Electric Utilities) ......... 6
85 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 3
1,250 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 53
12
Fairfax Financial Holdings Ltd. (Insurance) 17
430 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 6
25 FirstService Corp. (Real Estate Management
& Development) .............. 5
277
Fortis, Inc. (Electric Utilities) ......... 12
114
Franco-Nevada Corp. (Metals & Mining) . 13
37 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 6
127 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 6
97 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 5
190
Great-West Lifeco, Inc. (Insurance) ..... 6
206
Hydro One Ltd. (Electric Utilities)(b) .... 6
53
iA Financial Corp., Inc. (Insurance) ..... 5
50
IGM Financial, Inc. (Capital Markets) ... 2
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
120 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... $ 7
105
Intact Financial Corp. (Insurance)(b) .... 19
416
Ivanhoe Mines Ltd. (Metals & Mining)(a) 5
121 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 4
776
Kinross Gold Corp. (Metals & Mining) .. 7
96 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 13
64 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 24
443
Lundin Mining Corp. (Metals & Mining)(b) 4
154 Magna International, Inc. (Automobile
Components) ................. 6
1,009
Manulife Financial Corp. (Insurance) .... 31
163 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 3
126 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 8
189
National Bank of Canada (Banks) ...... 17
289
Nutrien Ltd. (Chemicals) ............ 13
42
Onex Corp. (Capital Markets) ......... 3
185
Open Text Corp. (Software)(b) ........ 5
198 Pan American Silver Corp. (Metals &
Mining) ..................... 4
80 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 2
333 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 12
328
Power Corp. of Canada (Insurance) ..... 10
78 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 2
185 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 12
188 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 6
836
Royal Bank of Canada (Banks) ........ 101
102
Saputo, Inc. (Food Products)(b) ........ 2
720
Shopify, Inc., Class - A (IT Services)(a) .. 77
67
Stantec, Inc. (Construction & Engineering) 5
346
Sun Life Financial, Inc. (Insurance) ..... 21
760 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 27
596 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 28
258 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 10
241 TELUS Corp. (Diversified
Telecommunication Services) ..... 3
50 TFI International, Inc. (Ground
Transportation) ............... 7
713
The Bank of Nova Scotia (Banks) ...... 38
52 The Descartes Systems Group, Inc.
(Software)(a) ................. 6
1,018
The Toronto-Dominion Bank (Banks) ... 54

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
96 Thomson Reuters Corp. (Professional
Services) .................... $ 15
175
TMX Group Ltd. (Capital Markets) ..... 5
47 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 4
206 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 10
153 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 26
37 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 3
271 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 15
73 WSP Global, Inc. (Construction &
Engineering) ................. 13
1,266
Chile — 0.01%
212
Antofagasta PLC (Metals & Mining) .... 4
China — 0.01%
1,400 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 3
Denmark — 0.27%
1 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 2
3 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 5
57
Carlsberg A/S, Class - B (Beverages) .... 5
80 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 9
358
Danske Bank A/S (Banks) ............ 10
27 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 1
125
DSV A/S (Air Freight & Logistics) ..... 26
213
Novonesis (Novozymes) (Chemicals) ... 12
114
Orsted A/S (Electric Utilities)(a)(b) ..... 5
50 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 9
5 ROCKWOOL A/S, Class - B (Building
Products) .................... 2
192
Tryg A/S (Insurance)(b) ............. 4
625 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 9
99
Finland — 0.24%
72 Elisa Oyj (Diversified Telecommunication
Services) .................... 3
302
Fortum Oyj (Electric Utilities) ......... 4
191 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 4
202
Kone Oyj, Class - B (Machinery) ....... 10
372
Metso Oyj (Machinery)(b) ........... 3
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
249
Neste Oyj (Oil, Gas & Consumable Fuels) $ 3
3,202
Nokia Oyj (Communications Equipment) . 14
1,791
Nordea Bank Abp (Banks) ........... 19
271
Sampo Oyj, A Shares (Insurance) ...... 11
352 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 4
314 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 9
285
Wartsila Oyj Abp (Machinery) ......... 5
89
France — 2.28%
115
Accor SA (Hotels, Restaurants & Leisure) 6
24 Aeroports de Paris SA (Transportation
Infrastructure) ................ 3
339
Air Liquide SA (Chemicals) .......... 55
181
Alstom SA (Machinery)(a) ........... 4
30
Amundi SA (Capital Markets) ......... 2
32
Arkema SA (Chemicals) ............. 2
1,053
AXA SA (Insurance) ............... 37
22 BioMerieux (Health Care Equipment &
Supplies) .................... 2
591
BNP Paribas SA (Banks) ............. 36
481
Bollore SE (Entertainment) ........... 3
107
Bouygues SA (Construction & Engineering) 3
196 Bureau Veritas SA (Professional Services)
(b) ........................ 6
87
Capgemini SE (IT Services) .......... 14
320 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 5
266
Cie de Saint-Gobain SA (Building Products) 24
382 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 13
29
Covivio SA (Office REITs)(a) ......... 1
658
Credit Agricole SA (Banks) ........... 9
380
Danone SA (Food Products) .......... 26
412
Dassault Systemes SE (Software) ...... 14
161
Edenred SE (Financial Services) ....... 5
43
Eiffage SA (Construction & Engineering)(b) 4
1,076
Engie SA (Multi-Utilities) ............ 17
170 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 41
37
Eurazeo SE (Financial Services) ....... 3
23
Gecina SA (Office REITs)(b) .......... 2
218
Getlink SE (Transportation Infrastructure) 3
19 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 46
22
Ipsen SA (Pharmaceuticals) ........... 3
46 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 11
102
Klepierre SA (Retail REITs) .......... 3
59 La Francaise des Jeux SACA (Hotels,
Restaurants & Leisure) .......... 2
150
Legrand SA (Electrical Equipment) ..... 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
139
L'Oreal SA (Personal Care Products) .... $ 49
161 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 107
1,132 Orange SA (Diversified Telecommunication
Services)(b) .................. 11
119
Pernod Ricard SA (Beverages) ........ 13
136
Publicis Groupe SA (Media) .......... 14
122
Renault SA (Automobiles) ........... 6
113 Rexel SA (Trading Companies &
Distributors) ................. 3
323 Schneider Electric SE (Electrical
Equipment)(b) ................ 81
16
SEB SA (Household Durables)(b) ...... 1
397
Societe Generale SA (Banks) ......... 11
54
Sodexo SA (Hotels, Restaurants & Leisure) 4
37
Teleperformance SE (Professional Services) 3
1,266 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 72
79
Unibail-Rodamco-Westfield (Retail REITs) 6
432
Veolia Environnement SA (Multi-Utilities) 12
279
Vinci SA (Construction & Engineering) .. 29
842
Germany — 1.93%
100 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 25
232
Allianz SE, Registered Shares (Insurance) 71
530
BASF SE (Chemicals) .............. 23
164 Bayerische Motoren Werke AG
(Automobiles) ................ 13
34 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 3
45
Bechtle AG (IT Services) ............ 1
81 Brenntag SE (Trading Companies &
Distributors) ................. 5
23 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 1
531
Commerzbank AG (Banks) ........... 9
62
Continental AG (Automobile Components) 4
107
Covestro AG (Chemicals)(a) .......... 6
30 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 3
295
Daimler Truck Holding AG (Machinery) . 11
111 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 3
1,133 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 20
106
Deutsche Boerse AG (Capital Markets) .. 24
304 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 2
588
Deutsche Post AG (Air Freight & Logistics) 21
2,055 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 62
75 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
1,356
E.ON SE (Multi-Utilities) ............ $ 16
131 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 6
88
GEA Group AG (Machinery) ......... 4
36
Hannover Rueck SE (Insurance) ....... 9
81 Heidelberg Materials AG (Construction
Materials) ................... 10
50 Henkel AG & Co. KGaA (Household
Products) .................... 4
111 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 10
795 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 26
41
Knorr-Bremse AG (Machinery) ........ 3
41 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 3
449
Mercedes-Benz Group AG (Automobiles) 25
34 MTU Aero Engines AG (Aerospace &
Defense) .................... 11
76 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, R
Shares (Insurance) ............. 38
35
Nemetschek SE (Software) ........... 3
81 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 3
61 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 3
3
Rational AG (Machinery) ............ 3
366 RWE AG (Independent Power and
Renewable Electricity Producers) .. 11
604
SAP SE (Software) ................. 150
49
Scout24 SE (Interactive Media & Services) 4
362 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 19
81
Symrise AG (Chemicals)(b) .......... 9
41
Talanx AG (Insurance) .............. 3
123 Volkswagen AG, Preference Shares
(Automobiles) ................ 11
454 Vonovia SE (Real Estate Management &
Development)(a) .............. 14
104
Zalando SE (Specialty Retail)(a) ....... 3
713
Hong Kong — 0.53%
6,292
AIA Group Ltd. (Insurance) .......... 45
2,000
BOC Hong Kong Holdings Ltd. (Banks) . 6
1,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 4
1,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 8
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 4
1,000
CLP Holdings Ltd. (Electric Utilities) ... 8
34 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 3

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... $ 4
400
Hang Seng Bank Ltd. (Banks) ......... 5
1,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 3
3,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 4
7,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 6
723 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 27
400 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 2
100 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 4
1,666
Link REIT (Retail REITs)(a) .......... 7
1,000
MTR Corp. Ltd. (Ground Transportation) . 3
779 Power Assets Holdings Ltd. (Electric
Utilities) .................... 5
1,638
Prudential PLC (Insurance) ........... 13
2,129 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 2
1,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 3
1,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 10
139 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 1
757
Techtronic Industries Co. Ltd. (Machinery) 10
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3
4,728
WH Group Ltd. (Food Products) ....... 4
1,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 3
197
Ireland (Republic of) — 1.01%
365
Accenture PLC, Class - A (IT Services) .. 129
25 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 2
92 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 9
1,101
AIB Group PLC (Banks) ............ 6
50
Allegion PLC (Building Products) ...... 7
599
Bank of Ireland Group PLC (Banks) .... 5
554
Experian PLC (Professional Services) ... 24
107 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 28
259 James Hardie Industries PLC (Construction
Materials)(a) ................. 8
101
Kingspan Group PLC (Building Products) 7
752 Medtronic PLC (Health Care Equipment &
Supplies) .................... 60
284 Smurfit WestRock PLC (Containers &
Packaging) .................. 15
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
171 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. $ 24
133 Trane Technologies PLC (Building
Products) .................... 49
373
Israel — 0.20%
22 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 2
818
Bank Hapoalim BM (Banks) .......... 10
842
Bank Leumi Le-Israel BM (Banks) ..... 9
47 Check Point Software Technologies Ltd.
(Software)(a) ................. 9
27
CyberArk Software Ltd. (Software)(a) ... 9
56
Global-e Online Ltd. (Broadline Retail)(a) 3
362
ICL Group Ltd. (Chemicals) .......... 2
—
Isracard Ltd. (Consumer Finance) ...... —
727
Israel Discount Bank Ltd., Class - A (Banks) 5
97
Mizrahi Tefahot Bank Ltd. (Banks) ..... 4
21
Monday.com Ltd. (Software)(a) ........ 5
41
Nice Ltd. (Software)(a) .............. 7
7
Wix.com Ltd. (IT Services)(a) ......... 2
28
Wix.com Ltd. (IT Services)(a) ......... 6
73
Italy — 0.65%
62 Amplifon SpA (Health Care Providers &
Services) .................... 2
617
Banco BPM SpA (Banks) ............ 5
497
BPER Banca S.p.A. (Banks) .......... 3
406 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 3
13 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 1
4,733
Enel SpA (Electric Utilities)(b) ........ 34
1,359
Eni SpA (Oil, Gas & Consumable Fuels) . 19
75
Ferrari N.V. (Automobiles) ........... 32
344
FinecoBank Banca Fineco SpA (Banks) .. 6
580
Generali (Insurance) ................ 16
208 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 2
8,487
Intesa Sanpaolo SpA (Banks)(b) ....... 34
318 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 5
123 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 6
360
Nexi SpA (Financial Services)(a) ....... 2
286
Poste Italiane SpA (Insurance) ......... 4
154
Prysmian SpA (Electrical Equipment) ... 10
49 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 3
1,265
Snam SpA (Gas Utilities) ............ 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
2,461 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... $ 1
946 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 7
892
UniCredit SpA (Banks) .............. 35
196
Unipol Gruppo SpA (Insurance) ....... 2
238
Japan — 5.20%
500 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 28
400 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 9
100
AGC, Inc. (Building Products) ........ 3
300
Aisin Corp. (Automobile Components) .. 3
600
Asahi Kasei Corp. (Chemicals) ........ 4
400 Asics Corp. (Textiles, Apparel & Luxury
Goods)(b) ................... 8
300 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 7
333 Bridgestone Corp. (Automobile
Components) ................. 11
100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 2
600 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 19
200
Capcom Co. Ltd. (Entertainment) ...... 4
400 Central Japan Railway Co. (Ground
Transportation) ............... 8
400 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 4
500
Concordia Financial Group Ltd. (Banks) . 3
300 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 4
190
Daifuku Co. Ltd. (Machinery) ......... 4
486
Dai-ichi Life Holdings, Inc. (Insurance) .. 13
120
Daikin Industries Ltd. (Building Products) 14
300 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 9
700 Daiwa Securities Group, Inc. (Capital
Markets) .................... 5
1,124
Denso Corp. (Automobile Components) .. 15
100
Dentsu Group, Inc. (Media) .......... 2
5 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 1
600 East Japan Railway Co. (Ground
Transportation) ............... 11
1,700 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 9
545
FANUC Corp. (Machinery) ........... 14
100
Fast Retailing Co. Ltd. (Specialty Retail) . 34
100
Fuji Electric Co. Ltd. (Electrical Equipment) 5
600 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 12
200
Fujikura Ltd. (Electrical Equipment) .... 8
1,020
Fujitsu Ltd. (IT Services)(b) .......... 18
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... $ 3
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 6
100 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 2
2,600
Honda Motor Co. Ltd. (Automobiles) ... 25
100
Hoshizaki Corp. (Machinery) ......... 4
200 Hoya Corp. (Health Care Equipment &
Supplies) .................... 25
400 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 3
560 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 4
500
Inpex Corp. (Oil, Gas & Consumable Fuels) 6
400
Isuzu Motors Ltd. (Automobiles) ....... 5
700 ITOCHU Corp. (Trading Companies &
Distributors) ................. 34
48 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 1
600 Japan Exchange Group, Inc. (Capital
Markets) .................... 7
1,000
Japan Post Bank Co. Ltd. (Banks)(b) .... 9
1,100
Japan Post Holdings Co. Ltd. (Insurance)(b) 10
100
Japan Post Insurance Co. Ltd. (Insurance)(b) 2
5 Japan Real Estate Investment Corp. (Office
REITs) ..................... 3
300
JFE Holdings, Inc. (Metals & Mining)(b) . 3
300
Kajima Corp. (Construction & Engineering) 5
327
Kao Corp. (Personal Care Products) ..... 13
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 4
874 KDDI Corp. (Wireless Telecommunication
Services) .................... 28
134 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 55
400
Kirin Holdings Co. Ltd. (Beverages) .... 5
100 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 2
100 Kokusai Electric Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 1
600
Komatsu Ltd. (Machinery) ........... 16
100
Konami Group Corp. (Entertainment) ... 9
600
Kubota Corp. (Machinery) ........... 7
700 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 7
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
1,900
LY Corp. (Interactive Media & Services) . 5
300
M3, Inc. (Health Care Technology) ..... 3
100
Makita Corp. (Machinery) ........... 3
900 Marubeni Corp. (Trading Companies &
Distributors) ................. 14
200 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 3
100 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
200
MINEBEA MITSUMI, Inc. (Machinery) . $ 3
2,000 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 33
1,100 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 19
700 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 10
500 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 3
1,900 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 26
6,679 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 79
1,600 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 33
100
Mitsui Chemicals, Inc. (Chemicals) ..... 2
1,700 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 14
200 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 7
1,410
Mizuho Financial Group, Inc. (Banks) ... 34
200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 3
790 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 17
1,011 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 16
130
NEC Corp. (IT Services) ............. 11
200
Nexon Co. Ltd. (Entertainment) ....... 3
500
NIDEC Corp. (Electrical Equipment) .... 9
650
Nintendo Co. Ltd. (Entertainment) ...... 38
5
Nippon Building Fund, Inc. (Office REITs) 4
400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 3
600
Nippon Steel Corp. (Metals & Mining)(b) 12
19,050 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 19
300
Nippon Yusen KK (Marine Transportation) 10
1,700
Nissan Motor Co. Ltd. (Automobiles) ... 5
100 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 2
400
Nitto Denko Corp. (Chemicals) ........ 7
1,700
Nomura Holdings, Inc. (Capital Markets) . 10
235 Nomura Research Institute Ltd. (IT
Services) .................... 7
400
NTT Data Group Corp. (IT Services) .... 8
400 Obayashi Corp. (Construction &
Engineering) ................. 5
200
Obic Co. Ltd. (IT Services) ........... 6
700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 10
147 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 5
49
Oracle Corp. Japan (Software) ......... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
600 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... $ 13
700
ORIX Corp. (Financial Services) ....... 15
200
Osaka Gas Co. Ltd. (Gas Utilities) ...... 4
168
Otsuka Corp. (IT Services) ........... 4
268 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 7
1,300 Panasonic Holdings Corp. (Household
Durables) ................... 13
800
Rakuten Group, Inc. (Broadline Retail)(b) 4
800 Recruit Holdings Co. Ltd. (Professional
Services) .................... 57
1,100 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 14
1,100
Resona Holdings, Inc. (Banks) ........ 8
200 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 2
100
SBI Holdings, Inc. (Capital Markets) .... 3
100
SCSK Corp. (IT Services) ............ 2
200 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 7
200 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 4
300 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 5
300
Sekisui House Ltd. (Household Durables) 7
1,301 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 20
200 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 2
1,100
Shin-Etsu Chemical Co. Ltd. (Chemicals) 36
100
Shizuoka Financial Group, Inc. (Banks) .. 1
17,000 SoftBank Corp. (Wireless
Telecommunication Services) ..... 21
518 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 30
500
Sompo Holdings, Inc. (Insurance) ...... 13
3,700
Sony Group Corp. (Household Durables) . 79
400
Subaru Corp. (Automobiles) .......... 7
700 Sumitomo Corp. (Trading Companies &
Distributors) ................. 15
400 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 7
100 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 2
2,200 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 54
346
Sumitomo Mitsui Trust Group, Inc. (Banks) 8
200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 6
100
Suntory Beverage & Food Ltd. (Beverages) 3
900
Suzuki Motor Corp. (Automobiles) ..... 10
300
T&D Holdings, Inc. (Insurance) ....... 5
100
Taisei Corp. (Construction & Engineering) 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... $ 15
800 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 15
400
The Chiba Bank Ltd. (Banks) ......... 3
500 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 6
100
TIS, Inc. (IT Services) .............. 2
45
Toho Co. Ltd. (Entertainment) ......... 2
1,093
Tokio Marine Holdings, Inc. (Insurance) . 40
900 Tokyo Electric Power Co Holdings, Inc.
(Electric Utilities)(a) ........... 3
300 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 46
200
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 6
300
Tokyu Corp. (Ground Transportation) ... 3
100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 3
800
Toray Industries, Inc. (Chemicals) ...... 5
100
TOTO Ltd. (Building Products) ........ 2
100
Toyota Industries Corp. (Machinery) .... 8
6,050
Toyota Motor Corp. (Automobiles) ..... 119
400 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 7
100
Trend Micro, Inc. (Software) .......... 5
600
Unicharm Corp. (Household Products) ... 5
200
Yakult Honsha Co. Ltd. (Food Products) . 4
400
Yamaha Motor Co. Ltd. (Automobiles) .. 4
100
Yaskawa Electric Corp. (Machinery) .... 3
100 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 2
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 6
100
ZOZO, Inc. (Specialty Retail)(b) ....... 3
1,917
Jersey — 0.03%
162
Aptiv PLC (Automobile Components)(a) . 10
Luxembourg — 0.04%
276
ArcelorMittal SA (Metals & Mining) .... 6
73 CVC Capital Partners PLC (Capital
Markets)(a)(b) ................ 2
259
Tenaris SA (Energy Equipment & Services) 5
13
Macau — 0.01%
1,200 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 3
Netherlands — 1.31%
263
ABN AMRO Bank N.V. (Banks) ....... 4
13
Adyen N.V. (Financial Services)(a)(b) ... 19
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
807
Aegon Ltd. (Insurance) .............. $ 5
96
Akzo Nobel N.V. (Chemicals) ......... 6
34
Argenx SE (Biotechnology)(a) ........ 21
27 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 16
235 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 164
102
ASR Nederland N.V. (Insurance) ....... 5
47 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 6
44
Euronext N.V. (Capital Markets) ....... 5
62
EXOR N.V. (Financial Services) ....... 6
273
Ferrovial SE (Construction & Engineering) 11
93
Heineken Holding N.V. (Beverages) .... 6
179
Heineken N.V. (Beverages) ........... 13
31 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 5
1,899
ING Groep N.V. (Banks) ............. 30
59
JDE Peet's N.V. (Food Products) ....... 1
551 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 18
2,391 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 9
473 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 12
159
NN Group N.V. (Insurance) ........... 7
150 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 31
799
Prosus N.V. (Broadline Retail)(a)(b) .... 31
66
Randstad N.V. (Professional Services) ... 3
1,150
Stellantis N.V. (Automobiles) ......... 15
479 Universal Music Group N.V.
(Entertainment) ............... 12
138
Wolters Kluwer N.V. (Professional Services) 23
484
New Zealand — 0.07%
657 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 3
354 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 8
459
Infratil Ltd. (Industrial Conglomerates) .. 3
363
Mercury NZ Ltd. (Electric Utilities) ..... 1
828 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 3
82
Xero Ltd. (Software)(a) ............. 8
26
Norway — 0.14%
225 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 4
562
DNB Bank ASA (Banks) ............ 11
507 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 13

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway (continued)
121
Gjensidige Forsikring ASA (Insurance) .. $ 2
274
Mowi ASA (Food Products)(b) ........ 5
856
Norsk Hydro ASA (Metals & Mining) ... 5
382
Orkla ASA (Food Products) .......... 3
27
Salmar ASA (Food Products) ......... 1
373 Telenor ASA (Diversified
Telecommunication Services) ..... 4
93
Yara International ASA (Chemicals) .... 2
50
Poland — 0.01%
148
InPost SA (Air Freight & Logistics)(a) ... 3
Portugal — 0.04%
1,828
EDP SA (Electric Utilities) ........... 6
282 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 5
157 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 3
14
Singapore — 0.42%
2,350 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 4
2,893 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 4
1,500 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 3
1,136
DBS Group Holdings Ltd. (Banks) ..... 36
3,300 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 2
1,260 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 6
700
Keppel Ltd. (Industrial Conglomerates) .. 4
2,035 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 25
223
Sea Ltd., ADR (Entertainment)(a) ...... 24
500
Sembcorp Industries Ltd. (Multi-Utilities) 2
900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 4
500
Singapore Exchange Ltd. (Capital Markets) 5
4,500 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 10
800
United Overseas Bank Ltd. (Banks) ..... 21
1,400
Wilmar International Ltd. (Food Products) 3
153
Spain — 0.68%
14
Acciona SA (Electric Utilities) ........ 2
120 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
38 Aena SME SA (Transportation
Infrastructure) ................ $ 8
255 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 18
3,465 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 34
3,380
Banco de Sabadell SA (Banks) ........ 7
9,032
Banco Santander SA (Banks)(b) ....... 41
2,510
CaixaBank SA (Banks) .............. 14
314 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 10
224 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 2
189
Endesa SA (Electric Utilities) ......... 4
3,532
Iberdrola SA (Electric Utilities) ........ 48
661 Industria de Diseno Textil SA (Specialty
Retail) ...................... 34
233
Redeia Corp. SA (Electric Utilities) ..... 4
642
Repsol SA (Oil, Gas & Consumable Fuels) 8
2,244 Telefonica SA (Diversified
Telecommunication Services) ..... 9
249
Sweden — 0.90%
171 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 5
171
Alfa Laval AB (Machinery) .......... 7
604 Assa Abloy AB, Class - B (Building
Products) .................... 18
1,576
Atlas Copco AB, Class - A (Machinery) .. 24
914
Atlas Copco AB, Class - B (Machinery) .. 12
225 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 3
165
Boliden AB (Metals & Mining) ........ 5
348
Epiroc AB, Class - A (Machinery) ...... 6
289
Epiroc AB, Class - B (Machinery) ...... 5
233
EQT AB (Capital Markets) ........... 6
365
Essity AB, Class - B (Household Products) 10
105 Evolution AB (Hotels, Restaurants &
Leisure) .................... 8
306 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 2
120 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 2
291 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 4
1,266 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 12
45 Holmen AB, B shares (Paper & Forest
Products) .................... 2
144 Industrivarden AB, Class - A (Financial
Services)(b) .................. 5
28 Industrivarden AB, Class - C (Financial
Services) .................... 1

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
155
Indutrade AB (Machinery) ........... $ 4
81 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 2
1,027
Investor AB, Class - B (Financial Services) 27
50 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 2
127 Lifco AB, Class - B (Industrial
Conglomerates) ............... 4
848 Nibe Industrier AB, Class - B (Building
Products) .................... 3
151 Sagax AB, Class - B (Real Estate
Management & Development) ..... 3
562
Sandvik AB (Machinery) ............ 10
280 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 3
913 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 13
234 Skanska AB, Class - B (Construction &
Engineering) ................. 5
191
SKF AB, B shares (Machinery) ........ 4
89
Spotify Technology SA (Entertainment)(a) 40
351 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 4
873 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 9
527
Swedbank AB, Class - A (Banks) ....... 10
361 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 4
1,482 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 12
1,603 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 4
120
Trelleborg AB, Class - B (Machinery) ... 4
207
Volvo AB, Class - A (Machinery) ....... 5
855
Volvo AB, Class - B (Machinery) ...... 21
330
Switzerland — 2.09%
905 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 49
82 Adecco Group AG (Professional Services)
(b) ........................ 2
302 Alcon AG (Health Care Equipment &
Supplies) .................... 26
66
Avolta AG (Specialty Retail)(b) ........ 3
24 Baloise Holding AG, Registered Shares
(Insurance) .................. 4
26 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 2
2 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 3
14
BKW AG (Electric Utilities) .......... 2
1 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 11
231
Chubb Ltd. (Insurance) .............. 64
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
319 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... $ 48
100
Clariant AG, Registered Shares (Chemicals) 1
144
Coca-Cola HBC AG (Beverages) ....... 5
115
DSM-Firmenich AG (Chemicals) ...... 12
5
EMS-Chemie Holding AG (Chemicals) .. 3
46
Galderma Group AG (Pharmaceuticals)(a) 5
92
Garmin Ltd. (Household Durables) ..... 19
20 Geberit AG, Registered Shares (Building
Products) .................... 11
5 Givaudan SA, Registered Shares
(Chemicals) .................. 22
6,124
Glencore PLC (Metals & Mining)(b) .... 27
23 Helvetia Holding AG, Registered Shares
(Insurance) .................. 4
319
Holcim AG (Construction Materials)(b) .. 31
119
Julius Baer Group Ltd. (Capital Markets) . 8
28 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 6
96 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 8
1,570 Nestle SA, Registered Shares (Food
Products) .................... 130
13 Partners Group Holding AG (Capital
Markets) .................... 18
18 Schindler Holding AG, Class - PC
(Machinery) ................. 5
19 Schindler Holding AG, Registered Shares
(Machinery) ................. 5
91 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 9
197
SIG Group AG (Containers & Packaging)(b) 4
90
Sika AG, Registered Shares (Chemicals)(b) 21
30 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 10
439 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 11
67 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 8
18
Swiss Life Holding AG (Insurance) ..... 14
41 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 4
174
Swiss Re AG (Insurance) ............ 25
15 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 8
35
Temenos AG, Registered Shares (Software) 2
15 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 3
1,946
UBS Group AG (Capital Markets) ...... 60
15
VAT Group AG (Machinery) .......... 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
89
Zurich Insurance Group AG (Insurance) .. $ 53
772
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 2.90%
553
3i Group PLC (Capital Markets) ....... 25
145
Admiral Group PLC (Insurance) ....... 5
590
Amcor PLC (Containers & Packaging) ... 6
259
Amcor PLC (Containers & Packaging) ... 2
755
Anglo American PLC (Metals & Mining) . 22
270 Ashtead Group PLC (Trading Companies &
Distributors) ................. 17
190 Associated British Foods PLC (Food
Products) .................... 5
526 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 5
1,356
Aviva PLC (Insurance) .............. 8
8,447
Barclays PLC (Banks)(b) ............ 28
714 Barratt Redrow PLC (Household Durables)
(b) ........................ 4
56 Berkeley Group Holdings PLC (Household
Durables)(a) ................. 3
9,330
BP PLC (Oil, Gas & Consumable Fuels) . 46
4,114 BT Group PLC (Diversified
Telecommunication Services) ..... 7
172 Bunzl PLC (Trading Companies &
Distributors) ................. 7
3,224
Centrica PLC (Multi-Utilities)(b) ....... 5
563
CNH Industrial N.V. (Machinery) ...... 6
128 Coca-Cola Europacific Partners PLC
(Beverages) .................. 10
1,027 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 34
86
Croda International PLC (Chemicals)(b) . 4
1,289
Diageo PLC (Beverages) ............ 41
96
Endeavour Mining PLC (Metals & Mining) 2
367 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 3
4,287
Haleon PLC (Personal Care Products)(b) . 20
214 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 7
176 Hargreaves Lansdown PLC (Capital
Markets) .................... 2
10,666
HSBC Holdings PLC (Banks) ......... 106
810
Informa PLC (Media) ............... 8
96 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 12
103
Intertek Group PLC (Professional Services) 6
842 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 3
1,475
JD Sports Fashion PLC (Specialty Retail) 2
1,028
Kingfisher PLC (Specialty Retail) ...... 3
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
283 Land Securities Group PLC (Diversified
REITs) ..................... $ 2
3,513
Legal & General Group PLC (Insurance) . 10
35,866
Lloyds Banking Group PLC (Banks) .... 24
276 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 39
1,248
M&G PLC (Financial Services) ........ 3
1,140 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 5
242
Mondi PLC (Paper & Forest Products) ... 4
2,924
National Grid PLC (Multi-Utilities)(a) ... 35
4,092
NatWest Group PLC (Banks)(b) ....... 21
79
Next PLC (Broadline Retail) .......... 9
320 Pearson PLC (Diversified Consumer
Services) .................... 5
93
Pentair PLC (Machinery) ............ 9
173
Persimmon PLC (Household Durables) .. 3
492
Phoenix Group Holdings PLC (Insurance) 3
1,059
RELX PLC (Professional Services) ..... 48
1,488 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 7
666
Rio Tinto PLC (Metals & Mining) ...... 39
400
Schroders PLC (Capital Markets) ...... 2
796
Segro PLC (Industrial REITs)(a) ....... 7
175
Severn Trent PLC (Water Utilities)(b) ... 5
3,606 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 113
529 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 7
219 Smiths Group PLC (Industrial
Conglomerates) ............... 5
51
Spirax Group PLC (Machinery) ........ 4
668
SSE PLC (Electric Utilities)(a) ........ 13
1,225
Standard Chartered PLC (Banks) ....... 15
2,084 Taylor Wimpey PLC (Household Durables)
(b) ........................ 3
4,044 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 19
633
The Sage Group PLC (Software) ....... 10
1,472
Unilever PLC (Personal Care Products) .. 85
407
United Utilities Group PLC (Water Utilities) 5
14,132 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 12
107 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 4
59
Willis Towers Watson PLC (Insurance) .. 18
409
Wise PLC, Class - A (Financial Services)(a) 5
616
WPP PLC (Media) ................. 6
1,068
United States — 73.17%
72
A.O. Smith Corp. (Building Products) ... 5
258
Adobe, Inc. (Software)(a) ............ 115

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
952 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ $ 115
85
AECOM (Construction & Engineering) .. 9
319
Aflac, Inc. (Insurance) .............. 33
173 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 23
132 Air Products and Chemicals, Inc.
(Chemicals) .................. 38
256 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 34
86
Akamai Technologies, Inc. (IT Services)(a) 8
65
Albemarle Corp. (Chemicals) ......... 6
171 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 3
95 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 9
43 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 9
138
Alliant Energy Corp. (Electric Utilities) .. 8
152
Ally Financial, Inc. (Consumer Finance) . 5
3,413 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 647
2,972 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 567
5,546
Amazon.com, Inc. (Broadline Retail)(a) .. 1,218
155
Ameren Corp. (Multi-Utilities) ........ 14
313 American Electric Power Co., Inc. (Electric
Utilities) .................... 29
333
American Express Co. (Consumer Finance) 99
44
American Financial Group, Inc. (Insurance) 6
192 American Homes 4 Rent, Class - A
(Residential REITs) ............ 7
377 American International Group, Inc.
(Insurance) .................. 27
280
American Tower Corp. (Specialized REITs) 51
117 American Water Works Co., Inc. (Water
Utilities) .................... 15
56
Ameriprise Financial, Inc. (Capital Markets) 30
140
AMETEK, Inc. (Electrical Equipment) ... 25
712 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 49
296 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 63
333 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 6
49
ANSYS, Inc. (Software)(a) ........... 17
114
Aon PLC, Class - A (Insurance) ........ 41
231
APA Corp. (Oil, Gas & Consumable Fuels) 5
230 Apollo Global Management, Inc. (Financial
Services) .................... 38
8,942 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 2,240
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
488 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 79
121
AppLovin Corp., Class - A (Software)(a) . 39
297 Archer-Daniels-Midland Co. (Food
Products) .................... 15
115 Ares Management Corp., Class - A (Capital
Markets) .................... 20
624 Arista Networks, Inc. (Communications
Equipment)(a) ................ 69
142
Arthur J. Gallagher & Co. (Insurance) ... 40
19
Aspen Technology, Inc. (Software)(a) ... 5
30
Assurant, Inc. (Insurance) ............ 6
4,214 AT&T, Inc. (Diversified Telecommunication
Services) .................... 96
85
Atmos Energy Corp. (Gas Utilities) ..... 12
125
Autodesk, Inc. (Software)(a) .......... 37
240 Automatic Data Processing, Inc.
(Professional Services) .......... 70
10
AutoZone, Inc. (Specialty Retail)(a) ..... 32
88 AvalonBay Communities, Inc. (Residential
REITs) ..................... 19
427 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 9
47 Avery Dennison Corp. (Containers &
Packaging) .................. 9
42 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 25
591 Baker Hughes Co. (Energy Equipment &
Services) .................... 24
183
Ball Corp. (Containers & Packaging) .... 10
4,089
Bank of America Corp. (Banks) ........ 180
318 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 9
99
Bentley Systems, Inc., Class - B (Software) 5
775 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 351
117
Best Buy Co., Inc. (Specialty Retail) .... 10
98 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 7
86
Blackrock, Inc. (Capital Markets) ...... 88
420
Blackstone, Inc. (Capital Markets) ...... 72
326
Block, Inc. (Financial Services)(a) ...... 28
20 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 99
79 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 10
862 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 77
2,605 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 605
69 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 16
146
Brown & Brown, Inc. (Insurance) ...... 15
111
Brown-Forman Corp., Class - B (Beverages) 4
74 Builders FirstSource, Inc. (Building
Products)(a) .................. 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
85
Bunge Global SA (Food Products) ...... $ 7
40
Burlington Stores, Inc. (Specialty Retail)(a) 11
95
BXP, Inc. (Office REITs) ............ 7
159
Cadence Design Systems, Inc. (Software)(a) 48
61
Camden Property Trust (Residential REITs) 7
227 Capital One Financial Corp. (Consumer
Finance) .................... 40
144 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 17
27
Carlisle Cos., Inc. (Building Products) ... 10
94
CarMax, Inc. (Specialty Retail)(a) ...... 8
594 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 15
474
Carrier Global Corp. (Building Products) . 32
67
Carvana Co. (Specialty Retail)(a) ...... 14
284
Caterpillar, Inc. (Machinery) .......... 103
62
Cboe Global Markets, Inc. (Capital Markets) 12
186 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 24
78 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 14
66
Celanese Corp. (Chemicals) .......... 5
103 Cencora, Inc. (Health Care Providers &
Services) .................... 23
319 Centene Corp. (Health Care Providers &
Services)(a) .................. 19
387
CenterPoint Energy, Inc. (Multi-Utilities) . 12
112
CF Industries Holdings, Inc. (Chemicals) . 10
69 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 7
57 Charter Communications, Inc., Class - A
(Media)(a) ................... 20
138 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 30
1,038 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 150
798 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 48
90
Cincinnati Financial Corp. (Insurance) ... 13
206 Cintas Corp. (Commercial Services &
Supplies) .................... 38
2,310 Cisco Systems, Inc. (Communications
Equipment) .................. 137
1,133
Citigroup, Inc. (Banks) .............. 80
263
Citizens Financial Group, Inc. (Banks) ... 12
166
Cloudflare, Inc., Class - A (IT Services)(a) 18
212
CME Group, Inc. (Capital Markets) ..... 49
171
CMS Energy Corp. (Multi-Utilities) ..... 11
289 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 22
113 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 28
466 Colgate-Palmolive Co. (Household
Products) .................... 42
2,251
Comcast Corp., Class - A (Media) ...... 84
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
272
Conagra Brands, Inc. (Food Products) ... $ 8
756 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 75
207
Consolidated Edison, Inc. (Multi-Utilities) 18
96 Constellation Brands, Inc., Class - A
(Beverages) .................. 21
187 Constellation Energy Corp. (Electric
Utilities) .................... 42
497 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 29
169 Corebridge Financial, Inc. (Financial
Services) .................... 5
41
Corpay, Inc. (Software)(a) ............ 14
403
Corteva, Inc. (Chemicals) ............ 23
241 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 17
261 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 239
424 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 11
396
CRH PLC (Construction Materials) ..... 37
138 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 47
250
Crown Castle, Inc. (Specialized REITs) .. 23
72 Crown Holdings, Inc. (Containers &
Packaging) .................. 6
1,137
CSX Corp. (Ground Transportation) .... 37
80
Cummins, Inc. (Machinery) .......... 28
727 CVS Health Corp. (Health Care Providers &
Services) .................... 33
179
D.R. Horton, Inc. (Household Durables) .. 25
74 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 14
164
Datadog, Inc., Class - A (Software)(a) ... 23
25 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 4
107
Dayforce, Inc. (Professional Services)(a) . 8
90 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 18
154
Deere & Co. (Machinery) ............ 65
186 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 21
79
Delta Air Lines, Inc. (Passenger Airlines) . 5
376 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 12
238 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 19
104 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 17
33 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 8
196 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 35
153 Discover Financial Services (Consumer
Finance) .................... 27
124
DocuSign, Inc. (Software)(a) .......... 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
134 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... $ 10
129 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 10
494
Dominion Energy, Inc. (Multi-Utilities) .. 27
23 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 10
184 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 31
83
Dover Corp. (Machinery) ............ 16
406
Dow, Inc. (Chemicals) .............. 16
248 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 9
120
DTE Energy Co. (Multi-Utilities) ...... 14
453
Duke Energy Corp. (Electric Utilities) ... 49
254
DuPont de Nemours, Inc. (Chemicals) ... 19
181
Dynatrace, Inc. (Software)(a) ......... 10
70
Eastman Chemical Co. (Chemicals) ..... 6
232
Eaton Corp. PLC (Electrical Equipment) . 77
300
eBay, Inc. (Broadline Retail) .......... 19
150
Ecolab, Inc. (Chemicals) ............. 35
218
Edison International (Electric Utilities) .. 17
357 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 26
144
Electronic Arts, Inc. (Entertainment) .... 21
137 Elevance Health, Inc. (Health Care
Providers & Services) ........... 51
26 EMCOR Group, Inc. (Construction &
Engineering) ................. 12
338
Emerson Electric Co. (Electrical Equipment) 42
81 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 6
91 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 9
248
Entergy Corp. (Electric Utilities) ....... 19
342 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 42
34
EPAM Systems, Inc. (IT Services)(a) .... 8
349
EQT Corp. (Oil, Gas & Consumable Fuels) 16
69
Equifax, Inc. (Professional Services) .... 18
57
Equinix, Inc. (Specialized REITs) ...... 54
197 Equitable Holdings, Inc. (Financial
Services) .................... 9
116 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 8
192
Equity Residential (Residential REITs) .. 14
15
Erie Indemnity Co., Class - A (Insurance) . 6
147
Essential Utilities, Inc. (Water Utilities) .. 5
36 Essex Property Trust, Inc. (Residential
REITs) ..................... 10
128
Evergy, Inc. (Electric Utilities) ........ 8
218
Eversource Energy (Electric Utilities) ... 13
107
Exact Sciences Corp. (Biotechnology)(a) . 6
606
Exelon Corp. (Electric Utilities) ....... 23
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
115 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. $ 11
75 Expedia Group, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 14
88 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 10
120 Extra Space Storage, Inc. (Specialized
REITs) ..................... 18
2,601 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 280
33
F5, Inc. (Communications Equipment)(a) . 8
23 FactSet Research Systems, Inc. (Capital
Markets) .................... 11
14
Fair Isaac Corp. (Software)(a) ......... 28
336 Fastenal Co. (Trading Companies &
Distributors) ................. 24
139
FedEx Corp. (Air Freight & Logistics) ... 39
116 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 20
149
Fidelity National Financial, Inc. (Insurance) 8
315 Fidelity National Information Services, Inc.
(Financial Services) ............ 25
396
Fifth Third Bancorp (Banks) .......... 17
6 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 13
61 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 11
298
FirstEnergy Corp. (Electric Utilities) .... 12
330
Fiserv, Inc. (Financial Services)(a) ...... 68
2,239
Ford Motor Co. (Automobiles) ........ 22
392
Fortinet, Inc. (Software)(a) ........... 37
203
Fortive Corp. (Machinery) ........... 15
75 Fortune Brands Innovations, Inc. (Building
Products) .................... 5
111
Fox Corp., Class - A (Media) .......... 5
94
Fox Corp., Class - B (Media) ......... 4
199
Franklin Resources, Inc. (Capital Markets) 4
847
Freeport-McMoRan, Inc. (Metals & Mining) 32
125 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 6
46
Gartner, Inc. (IT Services)(a) .......... 22
161
GE Vernova, Inc. (Electrical Equipment) . 53
357
Gen Digital, Inc. (Software) .......... 10
333
General Mills, Inc. (Food Products) ..... 21
646
General Motors Co. (Automobiles) ..... 34
81
Genuine Parts Co. (Distributors) ....... 9
150
Global Payments, Inc. (Financial Services) 17
85
GoDaddy, Inc., Class - A (IT Services)(a) . 17
105
Graco, Inc. (Machinery) ............. 9
520 Halliburton Co. (Energy Equipment &
Services) .................... 14
113 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 34
456 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 9

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
31
HEICO Corp. (Aerospace & Defense) ... $ 7
39 HEICO Corp., Class - A (Aerospace &
Defense) .................... 7
69 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 5
161
Hess Corp. (Oil, Gas & Consumable Fuels) 21
768 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 16
90 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 3
133 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 33
140 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 10
383 Honeywell International, Inc. (Industrial
Conglomerates) ............... 87
187
Hormel Foods Corp. (Food Products) .... 6
352 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 6
227 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 25
566 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 18
30
Hubbell, Inc. (Electrical Equipment) .... 13
30
HubSpot, Inc. (Software)(a) .......... 21
72 Humana, Inc. (Health Care Providers &
Services) .................... 18
846
Huntington Bancshares, Inc. (Banks) .... 14
25 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 4
45
IDEX Corp. (Machinery) ............ 9
47 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 19
168
Illinois Tool Works, Inc. (Machinery) .... 43
94
Incyte Corp. (Biotechnology)(a) ....... 6
242
Ingersoll Rand, Inc. (Machinery) ....... 22
40 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 10
2,491 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 50
336 Intercontinental Exchange, Inc. (Capital
Markets) .................... 50
542 International Business Machines Corp. (IT
Services) .................... 119
148 International Flavors & Fragrances, Inc.
(Chemicals) .................. 13
205 International Paper Co. (Containers &
Packaging) .................. 11
166
Intuit, Inc. (Software) ............... 104
209 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 109
291
Invitation Homes, Inc. (Residential REITs) 9
106 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 21
174
Iron Mountain, Inc. (Specialized REITs) . 18
63 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 9
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
45 Jack Henry & Associates, Inc. (Financial
Services) .................... $ 8
77 Jacobs Solutions, Inc. (Professional
Services) .................... 10
52 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 9
392 Johnson Controls International PLC
(Building Products) ............ 31
1,678
JPMorgan Chase & Co. (Banks) ....... 402
197 Juniper Networks, Inc. (Communications
Equipment) .................. 7
169
Kellanova (Food Products) ........... 14
1,167
Kenvue, Inc. (Personal Care Products) ... 25
697
Keurig Dr Pepper, Inc. (Beverages) ..... 22
555
KeyCorp (Banks) .................. 10
104 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 17
201
Kimberly-Clark Corp. (Household Products) 26
435
Kimco Realty Corp. (Retail REITs) ..... 10
1,173 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 32
363
KKR & Co., Inc. (Capital Markets) ..... 54
79 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 50
105 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 6
52 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 12
769 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 56
92 Lamb Weston Holdings, Inc. (Food
Products) .................... 6
237 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 12
141 Lennar Corp., Class - A (Household
Durables) ................... 19
19 Lennox International, Inc. (Building
Products) .................... 12
128 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 12
279
Linde PLC (Chemicals) ............. 117
93 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 12
152
LKQ Corp. (Distributors) ............ 6
108
Loews Corp. (Insurance) ............. 9
333
Lowe's Cos., Inc. (Specialty Retail) ..... 82
44 LPL Financial Holdings, Inc. (Capital
Markets) .................... 14
152 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 11
98
M&T Bank Corp. (Banks) ............ 18
35
Manhattan Associates, Inc. (Software)(a) . 9
195 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 27
8
Markel Group, Inc. (Insurance)(a) ...... 14

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
23 MarketAxess Holdings, Inc. (Capital
Markets) .................... $ 5
144 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 40
285
Marsh & McLennan Cos., Inc. (Insurance) 61
36 Martin Marietta Materials, Inc.
(Construction Materials) ......... 19
510 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 56
123
Masco Corp. (Building Products) ....... 9
482 Mastercard, Inc., Class - A (Financial
Services) .................... 254
143 Match Group, Inc. (Interactive Media &
Services)(a) .................. 5
146
McCormick & Co., Inc. (Food Products) . 11
425 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 123
1,282 Meta Platforms, Inc., Class - A (Interactive
Media & Services) ............. 752
348
MetLife, Inc. (Insurance) ............ 28
13 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 16
140 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 5
315 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 18
653 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 55
4,151
Microsoft Corp. (Software) ........... 1,751
107
MicroStrategy, Inc. (Software)(a) ...... 31
73 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 11
36 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 10
103 Molson Coors Beverage Co., Class - B
(Beverages) .................. 6
771 Mondelez International, Inc., Class - A
(Food Products) ............... 46
44
MongoDB, Inc. (IT Services)(a) ....... 10
30 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 18
425
Monster Beverage Corp. (Beverages)(a) .. 22
98
Moody's Corp. (Capital Markets) ....... 46
708
Morgan Stanley (Capital Markets) ...... 89
98 Motorola Solutions, Inc. (Communications
Equipment) .................. 45
48
MSCI, Inc. (Capital Markets) ......... 29
245
Nasdaq, Inc. (Capital Markets) ........ 19
127 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 15
252
Netflix, Inc. (Entertainment)(a) ........ 225
66 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 9
663
Newmont Corp. (Metals & Mining) ..... 25
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
235
News Corp., Class - A (Media) ........ $ 6
1,217
NextEra Energy, Inc. (Electric Utilities) .. 87
700 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 53
247
NiSource, Inc. (Multi-Utilities) ........ 9
33
Nordson Corp. (Machinery) .......... 7
134 Norfolk Southern Corp. (Ground
Transportation) ............... 31
119
Northern Trust Corp. (Capital Markets) .. 12
121
NRG Energy, Inc. (Electric Utilities) .... 11
142
Nucor Corp. (Metals & Mining) ....... 17
146
Nutanix, Inc., Class - A (Software)(a) .... 9
14,424 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,938
2
NVR, Inc. (Household Durables)(a) ..... 16
354 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 17
92
Okta, Inc. (IT Services)(a) ............ 7
111 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 20
114
Omnicom Group, Inc. (Media) ........ 10
263 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 17
337 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 34
979
Oracle Corp. (Software) ............. 163
34 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 40
232
Otis Worldwide Corp. (Machinery) ..... 21
130
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 5
47
Owens Corning (Building Products) .... 8
305
PACCAR, Inc. (Machinery) .......... 32
56 Packaging Corp. of America (Containers &
Packaging) .................. 13
1,193 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 90
380
Palo Alto Networks, Inc. (Software)(a) ... 69
76
Parker-Hannifin Corp. (Machinery) ..... 48
193
Paychex, Inc. (Professional Services) .... 27
30 Paycom Software, Inc. (Professional
Services) .................... 6
568 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 48
804
PepsiCo, Inc. (Beverages) ............ 122
1,189
PG&E Corp. (Electric Utilities) ........ 24
253
Phillips 66 (Oil, Gas & Consumable Fuels) 29
379 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 11
22
Pool Corp. (Distributors) ............ 8
137
PPG Industries, Inc. (Chemicals) ....... 16
407
PPL Corp. (Electric Utilities) .......... 13
140
Principal Financial Group, Inc. (Insurance) 11
538
Prologis, Inc. (Industrial REITs) ....... 57
203
Prudential Financial, Inc. (Insurance) .... 24

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
62
PTC, Inc. (Software)(a) ............. $ 11
288 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 24
92
Public Storage (Specialized REITs) ..... 28
123
PulteGroup, Inc. (Household Durables) .. 13
194 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 12
46 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 3
657 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 101
86 Quanta Services, Inc. (Construction &
Engineering) ................. 27
64 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 10
112 Raymond James Financial, Inc. (Capital
Markets) .................... 17
113 RB Global, Inc. (Commercial Services &
Supplies) .................... 10
523
Realty Income Corp. (Retail REITs) ..... 28
110
Regency Centers Corp. (Retail REITs) ... 8
561
Regions Financial Corp. (Banks) ....... 13
34
Reliance, Inc. (Metals & Mining) ...... 9
125 Republic Services, Inc. (Commercial
Services & Supplies) ........... 25
83 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 19
453 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 6
331 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 12
286 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 17
67 Rockwell Automation, Inc. (Electrical
Equipment) .................. 19
71
Roku, Inc. (Entertainment)(a) ......... 5
169 Rollins, Inc. (Commercial Services &
Supplies) .................... 8
62
Roper Technologies, Inc. (Software) .... 32
198
Ross Stores, Inc. (Specialty Retail) ..... 30
141 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 33
197 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 5
79
RPM International, Inc. (Chemicals) .... 10
189
S&P Global, Inc. (Capital Markets) ..... 94
560
Salesforce, Inc. (Software) ........... 187
134
Samsara, Inc., Class - A (Software)(a) ... 6
63 SBA Communications Corp. (Specialized
REITs) ..................... 13
845 Schlumberger N.V. (Energy Equipment &
Services) .................... 32
109 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 9
64
SEI Investments Co. (Capital Markets) .. 5
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
355
Sempra (Multi-Utilities) ............. $ 31
121
ServiceNow, Inc. (Software)(a) ........ 128
181
Simon Property Group, Inc. (Retail REITs) 31
104 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 9
609 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 7
30
Snap-on, Inc. (Machinery) ........... 10
181
Snowflake, Inc., Class - A (IT Services)(a) 28
87 Solventum Corp. (Health Care Providers &
Services)(a) .................. 6
105
Southwest Airlines Co. (Passenger Airlines) 4
122 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 9
85
Stanley Black & Decker, Inc. (Machinery) 7
665 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 61
170
State Street Corp. (Capital Markets) ..... 17
79
Steel Dynamics, Inc. (Metals & Mining) . 9
57 STERIS PLC (Health Care Equipment &
Supplies) .................... 12
202 Stryker Corp. (Health Care Equipment &
Supplies) .................... 73
65
Sun Communities, Inc. (Residential REITs) 8
317 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 10
231
Synchrony Financial (Consumer Finance) 15
89
Synopsys, Inc. (Software)(a) .......... 43
274 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 21
136
T. Rowe Price Group, Inc. (Capital Markets) 15
100 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 18
117 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 21
275 Target Corp. (Consumer Staples Distribution
& Retail) .................... 37
27 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 5
94 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 12
1,691
Tesla, Inc. (Automobiles)(a) .......... 684
540 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 101
12 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 13
415 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 5
160
The Allstate Corp. (Insurance) ......... 31
437 The Bank of New York Mellon Corp.
(Capital Markets) .............. 34
128
The Campbell's Co. (Food Products) .... 5
157
The Carlyle Group, Inc. (Capital Markets) 8
937 The Charles Schwab Corp. (Capital
Markets) .................... 69

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
162 The Cigna Group (Health Care Providers &
Services) .................... $ 45
73
The Clorox Co. (Household Products) ... 12
2,410
The Coca-Cola Co. (Beverages) ....... 150
129 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 10
184 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 105
167 The Hartford Financial Services Group, Inc.
(Insurance) .................. 18
91
The Hershey Co. (Food Products) ...... 15
587
The Home Depot, Inc. (Specialty Retail) . 228
220
The Interpublic Group of Cos., Inc. (Media) 6
63
The J.M. Smucker Co. (Food Products) .. 7
519
The Kraft Heinz Co. (Food Products) .... 16
403 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 25
186
The Mosaic Co. (Chemicals) .......... 5
230 The PNC Financial Services Group, Inc.
(Banks) ..................... 44
344
The Progressive Corp. (Insurance) ...... 82
141
The Sherwin-Williams Co. (Chemicals) .. 48
643
The Southern Co. (Electric Utilities) .... 53
664
The TJX Cos., Inc. (Specialty Retail) .... 80
62
The Toro Co. (Machinery) ............ 5
262
The Trade Desk, Inc., Class - A (Media)(a) 31
138
The Travelers Cos., Inc. (Insurance) ..... 33
1,062
The Walt Disney Co. (Entertainment) .... 118
708 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 38
311 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 69
240
Toast, Inc., Class - A (Financial Services)(a) 9
320
Tractor Supply Co. (Specialty Retail) .... 17
65 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 9
33 TransDigm Group, Inc. (Aerospace &
Defense) .................... 42
116
TransUnion (Professional Services) ..... 11
133 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 9
800
Truist Financial Corp. (Banks) ......... 35
93
Twilio, Inc., Class - A (IT Services)(a) ... 10
25
Tyler Technologies, Inc. (Software)(a) ... 14
167
Tyson Foods, Inc., Class - A (Food Products) 10
914
U.S. Bancorp (Banks) ............... 44
1,110 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 67
200
UDR, Inc. (Residential REITs) ........ 9
59 U-Haul Holding Co. (Ground
Transportation) ............... 4
30
Ulta Beauty, Inc. (Specialty Retail)(a) ... 13
362 Union Pacific Corp. (Ground
Transportation) ............... 83
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
427 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ $ 54
40 United Rentals, Inc. (Trading Companies &
Distributors) ................. 28
24 United Therapeutics Corp. (Biotechnology)
(a) ........................ 8
544 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 275
34 Universal Health Services, Inc., Class - B
(Health Care Providers & Services) . 6
196 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 24
94 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 20
247
Ventas, Inc. (Health Care REITs) ....... 15
149 Veralto Corp. (Commercial Services &
Supplies) .................... 15
54
VeriSign, Inc. (IT Services)(a) ......... 11
85 Verisk Analytics, Inc. (Professional
Services) .................... 23
2,495 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 100
209 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 24
626
VICI Properties, Inc. (Specialized REITs) 18
983
Visa, Inc., Class - A (Financial Services) . 311
202 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 28
81 Vulcan Materials Co. (Construction
Materials) ................... 21
191
W.R. Berkley Corp. (Insurance) ........ 11
25 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 26
531 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 5
2,583 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 233
1,469 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 16
232 Waste Management, Inc. (Commercial
Services & Supplies) ........... 47
34 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 13
22 Watsco, Inc. (Trading Companies &
Distributors) ................. 10
186
WEC Energy Group, Inc. (Multi-Utilities) 17
1,994
Wells Fargo & Co. (Banks) ........... 140
356
Welltower, Inc. (Health Care REITs) .... 45
44 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 14
207 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 12
101 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 19
27
Westlake Corp. (Chemicals) .......... 3
406
Weyerhaeuser Co. (Specialized REITs) .. 11
74
Williams-Sonoma, Inc. (Specialty Retail) . 14

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
As of December 31, 2024 , 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
127
Workday, Inc., Class - A (Software)(a) ... $ 33
123
WP Carey, Inc. (Diversified REITs) ..... 7
55 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 5
338
Xcel Energy, Inc. (Electric Utilities) ..... 23
142
Xylem, Inc. (Machinery) ............. 16
166 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 22
30 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 12
99 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 7
122 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 13
265
Zoetis, Inc. (Pharmaceuticals) ......... 43
156 Zoom Communications, Inc., Class - A
(Software)(a) ................. 13
52
Zscaler, Inc. (Software)(a) ............ 9
26,960
Uruguay — 0.12%
27
MercadoLibre, Inc. (Broadline Retail)(a) . 46
Total Common Stocks .............. 36,767
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Company — 0.06%
Money Market Funds — 0.06%
22,297 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.37%(d) .................... 22
Total Investment Company .......... 22
Total Investments (cost $19,421 )
— 99.84% 36,789
Other assets in excess of liabilities
— 0.16% 59
Net Assets - 100.00% $ 36,848
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
73
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 88.37%
Australia — 5.44%
4,466
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 78
153,655
ANZ Group Holdings Ltd. (Banks)(a) ... 2,707
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 921
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 670
33,932
BHP Group Ltd. (Metals & Mining) ..... 828
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,077
43,919
Commonwealth Bank of Australia (Banks) 4,154
5,828
CSL Ltd. (Biotechnology) ............ 1,016
32,382
Fortescue Ltd. (Metals & Mining) ...... 365
68,557
Goodman Group (Industrial REITs) ..... 1,507
7,899
Macquarie Group Ltd. (Capital Markets) . 1,080
174,147
National Australia Bank Ltd. (Banks) .... 3,989
41,245
Qantas Airways Ltd. (Passenger Airlines)(a) 228
55,092
QBE Insurance Group Ltd. (Insurance)(a) 654
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,112
150,128 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 622
198,921
Scentre Group (Retail REITs)(a) ....... 421
18,427
Suncorp Group Ltd. (Insurance) ....... 216
44,996
Treasury Wine Estates Ltd. (Beverages) .. 315
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 2,820
148,167
Westpac Banking Corp. (Banks) ....... 2,957
28,099 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 435
35,740
Worley Ltd. (Construction & Engineering) 302
29,474
Austria — 0.31%
23,927
Erste Group Bank AG (Banks)(b) ...... 1,481
4,792
OMV AG (Oil, Gas & Consumable Fuels) 186
1,667
Belgium — 0.43%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,036
1,433
UCB SA (Pharmaceuticals) ........... 285
2,321
Canada — 10.12%
3,586
Agnico Eagle Mines Ltd. (Metals & Mining) 281
22,412
Air Canada (Passenger Airlines)(a)(b) ... 347
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,822
8,987
AltaGas Ltd. (Gas Utilities) ........... 209
45,514
Bank of Montreal (Banks) ............ 4,419
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,638
6,329 Canadian Imperial Bank of Commerce
(Banks) ..................... 400
2,386 Canadian National Railway Co. (Ground
Transportation) ............... 242
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... $ 3,440
3,259 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 236
11,085 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 1,166
3,259 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 168
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 1,896
835
Constellation Software, Inc. (Software) .. 2,582
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,092
21,506
Emera, Inc. (Electric Utilities) ......... 804
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 302
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,424
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 231
5,741
Fortis, Inc. (Electric Utilities) ......... 239
7,691
Franco-Nevada Corp. (Metals & Mining) . 904
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 1,075
64,358
Great-West Lifeco, Inc. (Insurance) ..... 2,135
12,464
Hydro One Ltd. (Electric Utilities)(b) .... 384
5,430
Intact Financial Corp. (Insurance)(b) .... 989
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,724
2,505
Lumine Group, Inc. (Software)(a) ...... 72
8,370
Manulife Financial Corp. (Insurance) .... 257
15,818
Methanex Corp. (Chemicals) .......... 791
18,402
National Bank of Canada (Banks) ...... 1,678
3,339
Nutrien Ltd. (Chemicals) ............ 149
1,796
Onex Corp. (Capital Markets) ......... 140
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 286
66,482
Power Corp. of Canada (Insurance) ..... 2,074
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 75
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 113
67,963 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 864
13,991
Royal Bank of Canada (Banks) ........ 1,687
52,851
Shopify, Inc., Class - A (IT Services)(a) .. 5,626
52,951
Sun Life Financial, Inc. (Insurance) ..... 3,144
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 205
18,439 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 748
12,498
The Toronto-Dominion Bank (Banks) ... 665
22,457 Thomson Reuters Corp. (Professional
Services) .................... 3,606

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... $ 1,594
54,923
Denmark — 2.40%
2,246
DSV A/S (Air Freight & Logistics) ..... 478
7,462
Genmab A/S (Biotechnology)(a)(b) ..... 1,559
127,453 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 10,999
13,036
Finland — 0.60%
4,385
Mandatum Oyj (Insurance) ........... 20
145,888
Nokia Oyj (Communications Equipment) . 645
178,699
Nordea Bank Abp (Banks) ........... 1,948
3,545
Orion Oyj, Class - B (Pharmaceuticals) .. 157
4,385
Sampo Oyj, A Shares (Insurance) ...... 179
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 281
3,230
France — 8.80%
2,230 Aeroports de Paris SA (Transportation
Infrastructure) ................ 258
24,146
Air Liquide SA (Chemicals) .......... 3,925
23,149
Airbus SE (Aerospace & Defense) ...... 3,706
47,723
AXA SA (Insurance) ............... 1,698
46,563
BNP Paribas SA (Banks) ............. 2,858
1,044
Capgemini SE (IT Services) .......... 170
3,697
Cie de Saint-Gobain SA (Building Products) 328
99,973
Credit Agricole SA (Banks) ........... 1,375
1,749
Eiffage SA (Construction & Engineering)(b) 153
25,532
Engie SA (Multi-Utilities) ............ 405
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 3,956
2,933
Eurazeo SE (Financial Services) ....... 219
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 5,887
5,113
L'Oreal SA (Personal Care Products) .... 1,810
5,264 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 3,462
8,075
Publicis Groupe SA (Media) .......... 860
7,261
Renault SA (Automobiles) ........... 353
20,356
Sanofi SA (Pharmaceuticals) .......... 1,979
34,976 Schneider Electric SE (Electrical
Equipment)(b) ................ 8,707
98,039
Societe Generale SA (Banks) ......... 2,751
4,176
Thales SA (Aerospace & Defense) ...... 600
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 1,288
7,086
Unibail-Rodamco-Westfield (Retail REITs) 534
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
15,933
Veolia Environnement SA (Multi-Utilities) $ 447
47,729
Germany — 7.47%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 3,210
10,077
Allianz SE, Registered Shares (Insurance) 3,097
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 147
1,065
Beiersdorf AG (Personal Care Products) .. 137
33,975
Commerzbank AG (Banks) ........... 558
2,692
Covestro AG (Chemicals)(a) .......... 156
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 1,960
21,575
Deutsche Boerse AG (Capital Markets) .. 4,969
60,677
Deutsche Post AG (Air Freight & Logistics) 2,142
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 3,850
4,918 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(a) .............. 299
6,983
GEA Group AG (Machinery) ......... 347
1,115
Hannover Rueck SE (Insurance) ....... 279
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,684
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, R
Shares (Insurance) ............. 1,281
36,196
SAP SE (Software) ................. 8,902
1,461 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 325
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 5,504
6,087
Symrise AG (Chemicals)(b) .......... 649
40,496
Hong Kong — 1.35%
483,480
AIA Group Ltd. (Insurance) .......... 3,472
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 240
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 433
51,800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 231
414,317
Link REIT (Retail REITs)(a) .......... 1,742
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. —
121,391 PCCW Ltd. (Diversified Telecommunication
Services)(b) .................. 71
38,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 265

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
236,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... $ 626
24,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 217
7,297
Ireland (Republic of) — 1.11%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 835
332,317
Bank of Ireland Group PLC (Banks) .... 3,030
25,494
Experian PLC (Professional Services) ... 1,096
2,189 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a)(b) ...... 566
16,821 James Hardie Industries PLC (Construction
Materials)(a) ................. 518
6,045
Israel — 0.57%
862
CyberArk Software Ltd. (Software)(a) ... 287
3,472
Nice Ltd., ADR (Software)(a) ......... 590
89,365 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 1,970
1,162
Wix.com Ltd. (IT Services)(a) ......... 249
3,096
Italy — 1.64%
47,935
Enel SpA (Electric Utilities)(b) ........ 342
1,561
Ferrari N.V. (Automobiles) ........... 666
69,888
Generali (Insurance) ................ 1,977
157,139
Intesa Sanpaolo SpA (Banks)(b) ....... 630
7,820
Iveco Group N.V. (Machinery) ........ 76
168,665 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 2,463
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 388
9,459
Poste Italiane SpA (Insurance) ......... 134
90,548
Snam SpA (Gas Utilities) ............ 401
180,455 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,426
9,486
UniCredit SpA (Banks) .............. 380
8,883
Japan — 17.77%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 500
6,845
AGC, Inc. (Building Products) ........ 200
23,400
Aisin Corp. (Automobile Components) .. 261
27,300
Ajinomoto Co., Inc. (Food Products) .... 1,112
15,300
Amada Co. Ltd. (Machinery) ......... 149
15,200 Bridgestone Corp. (Automobile
Components) ................. 511
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,244
8,600
Capcom Co. Ltd. (Entertainment) ...... 187
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
293,700
Concordia Financial Group Ltd. (Banks) . $ 1,615
178,200
CyberAgent, Inc. (Media) ............ 1,226
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 375
40,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 1,090
7,900
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 216
1,279 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 143
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 477
16,700
Denso Corp. (Automobile Components) .. 230
800
Fast Retailing Co. Ltd. (Specialty Retail) . 270
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 209
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 521
109,000
Fujitsu Ltd. (IT Services)(b) .......... 1,915
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 4,543
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 2,569
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 549
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 492
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 379
21,000
Isuzu Motors Ltd. (Automobiles) ....... 286
92,317 ITOCHU Corp. (Trading Companies &
Distributors) ................. 4,540
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,567
8,300
Japan Post Insurance Co. Ltd. (Insurance)(b) 152
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 419
101,200 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,224
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,480
57,900 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,266
6,345
Komatsu Ltd. (Machinery) ........... 173
11,600
Kyoto Financial Group, Inc. (Banks) .... 170
27,600
M3, Inc. (Health Care Technology) ..... 239
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 950
63,500
MEIJI Holdings Co. Ltd. (Food Products) 1,292
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 2,805
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 475
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,353
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 5,046
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 5,467
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 866

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
30,600 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... $ 1,065
96,900 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,537
14,700
NEC Corp. (IT Services) ............. 1,258
19,200
Nikon Corp. (Household Durables) ..... 198
4,700
Nintendo Co. Ltd. (Entertainment) ...... 274
6,300
Nippon Sanso Holdings Corp. (Chemicals) 175
30,800
Nippon Steel Corp. (Metals & Mining)(b) 619
910,000 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 909
33,000
Nippon Yusen KK (Marine Transportation) 1,098
36,500 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 882
6,400
Nitori Holdings Co. Ltd. (Specialty Retail) 758
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 523
9,000
Obic Co. Ltd. (IT Services) ........... 268
104,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 1,554
10,800
ORIX Corp. (Financial Services) ....... 232
12,700 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 345
243,800
Rakuten Group, Inc. (Broadline Retail)(b) 1,314
9,100 Recruit Holdings Co. Ltd. (Professional
Services) .................... 633
15,300
SBI Holdings, Inc. (Capital Markets) .... 384
4,800 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 283
35,552
Sekisui House Ltd. (Household Durables) 848
21,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 340
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 560
38,400
Sompo Holdings, Inc. (Insurance) ...... 995
64,200
Sony Group Corp. (Household Durables) . 1,353
15,200
Subaru Corp. (Automobiles) .......... 270
35,700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 638
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,019
4,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 149
22,400
The Chiba Bank Ltd. (Banks) ......... 173
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,066
80,800 Tokyo Electric Power Co Holdings, Inc.
(Electric Utilities)(a) ........... 242
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 3,969
53,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 1,471
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development)(b) .. 157
17,900
Toyota Industries Corp. (Machinery) .... 1,440
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
485,000
Toyota Motor Corp. (Automobiles) ..... $ 9,472
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 359
17,027
Trend Micro, Inc. (Software) .......... 918
69,800
Yakult Honsha Co. Ltd. (Food Products) . 1,322
61,300
Yamaha Motor Co. Ltd. (Automobiles) .. 540
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 861
5,700
ZOZO, Inc. (Specialty Retail)(b) ....... 176
96,400
Luxembourg — 0.45%
27,423
ArcelorMittal SA (Metals & Mining) .... 637
96,377
Tenaris SA (Energy Equipment & Services) 1,819
2,456
Netherlands — 3.21%
57,506
ABN AMRO Bank N.V. (Banks) ....... 887
73,595
Aegon Ltd. (Insurance) .............. 438
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,333
1,066
Argenx SE (Biotechnology)(a) ........ 658
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 7,644
4,144
EXOR N.V. (Financial Services) ....... 380
14,622
ING Groep N.V. (Banks) ............. 229
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 1,699
24,262
Prosus N.V. (Broadline Retail)(a)(b) .... 964
85,642
Stellantis N.V. (Automobiles) ......... 1,114
1,552
Topicus.com, Inc. (Software) .......... 131
11,488
Wolters Kluwer N.V. (Professional Services) 1,908
17,385
New Zealand — 0.05%
55,967 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 272
Norway — 0.50%
11,596
DNB Bank ASA (Banks) ............ 232
104,675 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 2,484
2,716
Portugal — 0.07%
111,695
EDP SA (Electric Utilities) ........... 357
Singapore — 1.06%
532,772 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 1,001
175,970 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 248
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 250

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
63,580
DBS Group Holdings Ltd. (Banks) ..... $ 2,039
158,144 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 746
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 177
6,124
Sea Ltd., ADR (Entertainment)(a) ...... 650
58,700 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 277
18,700
Singapore Exchange Ltd. (Capital Markets) 174
6,600
United Overseas Bank Ltd. (Banks) ..... 175
5,737
South Africa — 0.01%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 33
South Korea — 0.03%
4,504 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 161
Spain — 2.18%
2,090
Acciona SA (Electric Utilities) ........ 235
4,588 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 230
1,451 Aena SME SA (Transportation
Infrastructure) ................ 296
10,177 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 718
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 6,072
28,433
Bankinter SA (Banks) ............... 225
62,673
CaixaBank SA (Banks) .............. 340
253,292
Iberdrola SA (Electric Utilities) ........ 3,490
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 219
11,825
Sweden — 2.58%
1,283
Alleima AB (Metals & Mining) ........ 9
10,590 Assa Abloy AB, Class - B (Building
Products) .................... 313
90,968
Atlas Copco AB, Class - A (Machinery) .. 1,389
59,272
Atlas Copco AB, Class - B (Machinery) .. 801
56,832
Essity AB, Class - B (Household Products) 1,520
16,551 Holmen AB, B shares (Paper & Forest
Products) .................... 607
11,977 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 148
51,934 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 712
1,541
Spotify Technology SA (Entertainment)(a) 689
111,736 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 1,418
32,522
Swedbank AB, Class - A (Banks) ....... 643
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
153,298 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... $ 1,515
492,259 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 1,369
117,701
Volvo AB, Class - B (Machinery) ...... 2,862
13,995
Switzerland — 8.39%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 7,343
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 351
8,475 Alcon AG (Health Care Equipment &
Supplies) .................... 719
1,838 Baloise Holding AG, Registered Shares
(Insurance) .................. 333
44 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 488
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,000
13,970
Coca-Cola HBC AG (Beverages) ....... 477
16,029
DSM-Firmenich AG (Chemicals) ...... 1,620
387,007
Glencore PLC (Metals & Mining)(b) .... 1,704
5,080 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 1,166
4,844 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 400
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 2,638
8,432 Medacta Group SA (Health Care Equipment
& Supplies) .................. 991
54,797 Nestle SA, Registered Shares (Food
Products) .................... 4,497
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 6,595
441 Partners Group Holding AG (Capital
Markets) .................... 599
12,047
Roche Holding AG (Pharmaceuticals) ... 3,370
13,543
Sandoz Group AG (Pharmaceuticals) .... 555
2,325 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 233
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 675
191,523
UBS Group AG (Capital Markets) ...... 5,866
3,139
Zurich Insurance Group AG (Insurance) .. 1,868
45,488
United Kingdom — 11.06%
38,163
3i Group PLC (Capital Markets) ....... 1,698
5,633
Admiral Group PLC (Insurance) ....... 186
24,674
Anglo American PLC (Metals & Mining) . 729
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,059

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
53,176
AstraZeneca PLC (Pharmaceuticals)(b) .. $ 6,932
31,506 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 312
153,808
Aviva PLC (Insurance) .............. 901
121,738
BAE Systems PLC (Aerospace & Defense) 1,746
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 271
51,346
British American Tobacco PLC (Tobacco) 1,853
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 526
10,781 Coca-Cola Europacific Partners PLC
(Beverages) .................. 828
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,295
18,480
Diageo PLC (Beverages) ............ 587
36,450
GSK PLC (Pharmaceuticals) .......... 615
176,859
Haleon PLC (Personal Care Products)(b) . 834
223,327
HSBC Holdings PLC (Banks) ......... 2,193
90,451
Imperial Brands PLC (Tobacco) ....... 2,892
242,896
Informa PLC (Media) ............... 2,422
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 817
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 1,642
114,719
Kingfisher PLC (Specialty Retail) ...... 357
134,325
Legal & General Group PLC (Insurance) . 386
3,123 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 441
24,538
Mondi PLC (Paper & Forest Products) ... 365
129,651
National Grid PLC (Multi-Utilities)(a) ... 1,540
4,989
Next PLC (Broadline Retail) .......... 592
16,942 Pearson PLC (Diversified Consumer
Services) .................... 272
9,818 Reckitt Benckiser Group PLC (Household
Products) .................... 594
56,944
RELX PLC (Professional Services) ..... 2,580
66,751
Rio Tinto PLC (Metals & Mining) ...... 3,940
7,432
Severn Trent PLC (Water Utilities)(b) ... 233
290,341 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 9,049
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,241
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 260
44,660
SSE PLC (Electric Utilities)(a) ........ 895
85,307
St. James's Place PLC (Capital Markets) . 923
33,934
The Sage Group PLC (Software) ....... 539
18,373
The Weir Group PLC (Machinery)(b) .... 500
55,598
Unilever PLC (Personal Care Products) .. 3,159
10,568
United Utilities Group PLC (Water Utilities) 139
18,267 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 672
60,015
Shares Security Description
Value
(000)
Common Stocks (continued)
United States — 0.77%
2,921
CRH PLC (Construction Materials) ..... $ 270
8,324
Linde PLC (Chemicals) ............. 3,521
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 376
4,167
Total Common Stocks .............. 479,204
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Companies — 10.71%
International Equity Funds — 9.96%
322,415
iShares Core MSCI EAFE ETF ........ 22,659
655,504
Vanguard FTSE Developed Markets ETF . 31,346
54,005
Money Market Funds — 0.75%
4,078,765 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.37%(d) .................... 4,079
4,079
Total Investment Companies ......... 58,084
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures ... 29
Total Investments (cost $298,043 ) —
99.09% ..................... 537,317
Other assets in excess of liabilities —
0.91% ...................... 4,937
Net Assets - 100.00% $ 542,254
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2024.
(d) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024 .
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The International Equity Portfolio
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ........................................................................................................................................................... — 88.37% 88.37%
Warrant ........................................................................................................................................................................ — — — %
Investment Companies ................................................................................................................................................. 10.48% 0.23% 10.71%
Purchased Options on Futures ..................................................................................................................................... 0.01% — 0.01%
Other Assets (Liabilities) ............................................................................................................................................. 0.08% 0.83% 0.91%
Total Net Assets ...................................................................................................................................................... 10.57% 89.43% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024.
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future ................... 41 3/21/25 $ 4,648 $ (93)
$ 4,648 $ (93)
The following table refl ects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 17 3/21/25 $ 5,046 $ 2
$ 5,046 $ 2
Total Unrealized Appreciation ..................... $ 2
Total Unrealized Depreciation ..................... (93)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (91)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2024 were as follows:

See accompanying notes to financial statements.
HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 3 $ 900 $ 6,000.00 1/20/25 $ (16)
E-Mini S&P 500 Future Option ............. Put 3 904 6,025.00 1/20/25 (19)
E-Mini S&P 500 Future Option ............. Put 2 593 5,925.00 1/20/25 (7)
E-Mini S&P 500 Future Option ............. Put 4 1,180 5,900.00 1/20/25 (11)
E-Mini S&P 500 Future Option ............. Put 6 1,718 5,725.00 1/31/25 (11)
E-Mini S&P 500 Future Option ............. Put 2 560 5,600.00 2/21/25 (4)
E-Mini S&P 500 Future Option ............. Put 3 825 5,500.00 2/21/25 (5)
S&P 500 Future Option .................. Put 2 1,165 5,825.00 1/20/25 (9)
S&P 500 Future Option .................. Put 1 578 5,775.00 1/20/25 (3)
S&P 500 Future Option .................. Put 1 510 5,100.00 1/20/25 —
S&P 500 Future Option .................. Put 1 590 5,900.00 1/20/25 (7)
S&P 500 Future Option .................. Put 1 585 5,850.00 1/20/25 (5)
S&P 500 Future Option .................. Put 2 1,160 5,800.00 1/31/25 (12)
S&P 500 Future Option .................. Put 1 578 5,775.00 1/31/25 (5)
S&P 500 Future Option .................. Put 3 1,725 5,750.00 1/31/25 (14)
S&P 500 Future Option .................. Put 1 573 5,725.00 1/31/25 (4)
S&P 500 Future Option .................. Put 3 1,710 5,700.00 1/31/25 (11)
S&P 500 Future Option .................. Put 3 1,695 5,650.00 1/31/25 (9)
S&P 500 Future Option .................. Put 2 1,125 5,625.00 1/31/25 (6)
S&P 500 Future Option .................. Put 3 1,643 5,475.00 2/21/25 (8)
S&P 500 Future Option .................. Put 3 1,590 5,300.00 2/21/25 (6)
S&P 500 Future Option .................. Put 2 1,050 5,250.00 2/21/25 (3)
$ (175)
Exchanged-traded options on futures contacts purchased as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 15 $ 4,613 $ 6,150.00 1/20/25 $ 3
S&P 500 Future Option .................. Call 2 1,215 6,075.00 1/20/25 1
E-Mini S&P 500 Future Option ............. Put 9 2,543 5,650.00 1/20/25 5
S&P 500 Future Option .................. Put 6 3,390 5,650.00 1/20/25 8
S&P 500 Future Option .................. Put 4 2,290 5,725.00 1/20/25 9
S&P 500 Future Option .................. Put 2 1,135 5,675.00 1/20/25 3
$ 29

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
81
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 48.48%
Australia — 2.66%
3,976
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 69
51,482
ANZ Group Holdings Ltd. (Banks)(a) ... 907
65,856
APA Group (Gas Utilities)(a) ......... 283
9,792 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 413
5,944
ASX Ltd. (Capital Markets) .......... 239
87,708
BHP Group Ltd. (Metals & Mining) ..... 2,140
7,462
BlueScope Steel Ltd. (Metals & Mining) . 86
36,202 Brambles Ltd. (Commercial Services &
Supplies) .................... 430
6,623 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 147
1,475 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 264
41,350 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 482
28,930
Commonwealth Bank of Australia (Banks) 2,738
17,307
Computershare Ltd. (Professional Services) 364
8,948
CSL Ltd. (Biotechnology) ............ 1,562
5,943
Dexus (Office REITs) ............... 24
94,769 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 246
29,273
Fortescue Ltd. (Metals & Mining) ...... 330
29,739
Goodman Group (Industrial REITs) ..... 654
75,118
Insurance Australia Group Ltd. (Insurance) 393
6,259
Macquarie Group Ltd. (Capital Markets) . 856
138,316
Medibank Pvt Ltd. (Insurance) ........ 324
3,269 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 69
66,014
Mirvac Group (Diversified REITs) ...... 76
53,138
National Australia Bank Ltd. (Banks) .... 1,217
23,711 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 225
16,306
Orica Ltd. (Chemicals)(a) ............ 167
51,074
Origin Energy Ltd. (Electric Utilities) ... 344
994
Pro Medicus Ltd. (Health Care Technology) 154
13,721
Qantas Airways Ltd. (Passenger Airlines)(a) 76
29,828
QBE Insurance Group Ltd. (Insurance)(a) 354
8,983 Ramsay Health Care Ltd. (Health Care
Providers & Services)(a) ......... 191
914 REA Group Ltd. (Interactive Media &
Services) .................... 131
4,179 Reece Ltd. (Trading Companies &
Distributors) ................. 58
6,417
Rio Tinto Ltd. (Metals & Mining) ...... 465
56,141 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 232
89,917
Scentre Group (Retail REITs)(a) ....... 190
6,027
SEEK Ltd. (Interactive Media & Services) 84
3,466 SGH Ltd. (Trading Companies &
Distributors)(a) ............... 99
15,001 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 251
78,277
South32 Ltd. (Metals & Mining) ....... 164
41,265
Stockland (Diversified REITs) ......... 122
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
28,376
Suncorp Group Ltd. (Insurance) ....... $ 333
155,191 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 384
32,305
The GPT Group (Diversified REITs) .... 87
96,802 The Lottery Corp Ltd. (Hotels, Restaurants
& Leisure) ................... 295
69,567 Transurban Group (Transportation
Infrastructure)(a) .............. 575
26,365
Treasury Wine Estates Ltd. (Beverages) .. 185
64,344
Vicinity Ltd. (Retail REITs)(b) ........ 83
6,808 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 144
19,616
Wesfarmers Ltd. ( Broadline Retail) ..... 866
59,433
Westpac Banking Corp. (Banks) ....... 1,186
3,180
WiseTech Global Ltd. (Software)(a) ..... 237
34,878 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 540
29,904 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 564
23,099
Austria — 0.06%
5,821
Erste Group Bank AG (Banks)(b) ...... 360
2,501
OMV AG (Oil, Gas & Consumable Fuels) 97
1,141
Verbund AG (Electric Utilities) ........ 83
540
Belgium — 0.29%
2,762
Ageas SA/N.V. (Insurance) ........... 134
15,533 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 779
523
D'ieteren Group (Distributors) ......... 87
2,029
Elia Group SA/N.V. (Electric Utilities)(b) 156
2,227 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 152
3,967
KBC Group N.V. (Banks) ............ 306
17
Lotus Bakeries N.V. (Food Products)(b) .. 190
259
Sofina SA (Financial Services) ........ 58
1,257
Syensqo SA (Chemicals) ............. 92
2,666
UCB SA (Pharmaceuticals) ........... 531
3,309 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 65
2,550
Canada — 1.37%
18,509
Agnico Eagle Mines Ltd. (Metals & Mining) 1,449
1,164 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 65
2,993
AltaGas Ltd. (Gas Utilities) ........... 70
5,446
Barrick Gold Corp. (Metals & Mining) .. 84
8,203 BCE, Inc. (Diversified Telecommunication
Services) .................... 190
24,468
Brookfield Corp. (Capital Markets) ..... 1,406

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
18,759 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... $ 1,358
326 Canadian Tire Corp. Ltd., Class - A
( Broadline Retail)(a) ........... 34
8,395 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 204
1,846 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 95
1,168
CGI, Inc. (IT Services) .............. 128
1,645
Dollarama , Inc. ( Broadline Retail) ...... 161
3,071 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 62
5,616
Emera , Inc. (Electric Utilities) ......... 210
7,982 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 244
2,748 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 117
96
Fairfax Financial Holdings Ltd. (Insurance) 134
5,696
Fortis, Inc. (Electric Utilities) ......... 237
831
Franco-Nevada Corp. (Metals & Mining) . 98
1,241 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 193
3,962
Great-West Lifeco , Inc. (Insurance) ..... 131
7,590
Hydro One Ltd. (Electric Utilities)(b) .... 234
821
Intact Financial Corp. (Insurance)(b) .... 150
1,683 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 51
1,963 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 258
3,689 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 231
250
National Bank of Canada (Banks) ...... 23
2,387
Power Corp. of Canada (Insurance) ..... 74
8,107 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 178
2,123 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 138
5,048 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 155
344
Royal Bank of Canada (Banks) ........ 41
10,188
Saputo, Inc. (Food Products)(b) ........ 177
12,809
Shopify, Inc., Class - A (IT Services)(a) .. 1,362
1,447
Stantec , Inc. (Construction & Engineering) 114
791
Sun Life Financial, Inc. (Insurance) ..... 47
2,239 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 104
30,892 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 1,252
10,726 TELUS Corp. (Diversified
Telecommunication Services) ..... 145
756 The Descartes Systems Group, Inc.
(Software)(a) ................. 86
1,340 Thomson Reuters Corp. (Professional
Services) .................... 215
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
5,376
TMX Group Ltd. (Capital Markets) ..... $ 166
11,871
Chile — 0.02%
6,817
Antofagasta PLC (Metals & Mining) .... 135
China — 0.01%
42,700 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 93
Denmark — 1.37%
48 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 77
78 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 130
4,541
Carlsberg A/S, Class - B (Beverages) .... 437
3,321 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 364
20,280
Danske Bank A/S (Banks) ............ 575
1,619 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 60
10,241
DSV A/S (Air Freight & Logistics) ..... 2,182
1,323
Genmab A/S (Biotechnology)(a)(b) ..... 276
69,514 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 5,998
7,806
Novonesis ( Novozymes ) (Chemicals) ... 442
6,398
Orsted A/S (Electric Utilities)(a)(b) ..... 289
1,417 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 259
172 ROCKWOOL A/S, Class - B (Building
Products) .................... 61
21,117
Tryg A/S (Insurance)(b) ............. 446
17,457 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 239
1,105
Zealand Pharma A/S (Biotechnology)(a) . 110
11,945
Finland — 0.51%
5,083 Elisa Oyj (Diversified Telecommunication
Services) .................... 220
7,673
Fortum Oyj (Electric Utilities) ......... 107
7,549 Kesko Oyj , Class - B (Consumer Staples
Distribution & Retail) ........... 143
6,644
Kone Oyj , Class - B (Machinery) ....... 323
10,576
Metso Oyj (Machinery)(b) ........... 98
7,159
Neste Oyj (Oil, Gas & Consumable Fuels) 91
92,183
Nokia Oyj (Communications Equipment) . 408
54,538
Nordea Bank Abp (Banks) ........... 595
3,887
Orion Oyj , Class - B (Pharmaceuticals) .. 172
43,444
Sampo Oyj , A Shares (Insurance) ...... 1,774
9,918 Stora Enso Oyj , R Shares (Paper & Forest
Products) .................... 100
9,226 UPM- Kymmene Oyj (Paper & Forest
Products) .................... 254

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
8,694
Wartsila Oyj Abp (Machinery) ......... $ 154
4,439
France — 5.04%
3,369
Accor SA (Hotels, Restaurants & Leisure) 164
1,313 Aeroports de Paris SA (Transportation
Infrastructure) ................ 152
10,407
Air Liquide SA (Chemicals) .......... 1,692
10,272
Airbus SE (Aerospace & Defense) ...... 1,645
5,983
Alstom SA (Machinery)(a) ........... 133
1,061
Amundi SA (Capital Markets) ......... 71
929
Arkema SA (Chemicals) ............. 71
30,440
AXA SA (Insurance) ............... 1,083
2,710 BioMerieux (Health Care Equipment &
Supplies) .................... 290
17,592
BNP Paribas SA (Banks) ............. 1,080
33,381
Bollore SE (Entertainment) ........... 205
9,321
Bouygues SA (Construction & Engineering) 276
9,496 Bureau Veritas SA (Professional Services)
(b) ........................ 289
22,067
Canal+ SA (Media)(a) .............. 56
2,685
Capgemini SE (IT Services) .......... 438
27,346 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 389
7,841
Cie de Saint-Gobain SA (Building Products) 697
11,548 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 380
1,032
Covivio SA (Office REITs)(a) ......... 52
18,399
Credit Agricole SA (Banks) ........... 253
14,858
Danone SA (Food Products) .......... 1,004
1,709 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 349
12,963
Dassault Systemes SE (Software) ...... 448
9,109
Edenred SE (Financial Services) ....... 299
1,649
Eiffage SA (Construction & Engineering)(b) 145
41,322
Engie SA (Multi-Utilities) ............ 656
10,895 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 2,657
762
Eurazeo SE (Financial Services) ....... 57
1,358
Gecina SA (Office REITs)(b) .......... 127
19,534
Getlink SE (Transportation Infrastructure) 312
547 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 1,312
2,742
Ipsen SA (Pharmaceuticals) ........... 315
1,287 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 318
3,684
Klepierre SA (Retail REITs) .......... 106
5,930 La Francaise des Jeux SACA (Hotels,
Restaurants & Leisure) .......... 229
4,533
Legrand SA (Electrical Equipment) ..... 441
8,182
L'Oreal SA (Personal Care Products) .... 2,896
22,067
Louis Hachette Group (Media)(a) ...... 35
7,005 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 4,606
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
61,549 Orange SA (Diversified Telecommunication
Services)(b) .................. $ 614
4,248
Pernod Ricard SA (Beverages) ........ 480
3,956
Publicis Groupe SA (Media) .......... 421
3,323
Renault SA (Automobiles) ........... 162
3,852 Rexel SA (Trading Companies &
Distributors) ................. 98
12,352
Safran SA (Aerospace & Defense) ...... 2,706
36,936
Sanofi SA (Pharmaceuticals) .......... 3,590
497 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 97
14,897 Schneider Electric SE (Electrical
Equipment)(b) ................ 3,707
707
SEB SA (Household Durables)(b) ...... 64
12,451
Societe Generale SA (Banks) ......... 349
3,577
Sodexo SA (Hotels, Restaurants & Leisure) 295
1,940
Teleperformance SE (Professional Services) 167
3,443
Thales SA (Aerospace & Defense) ...... 494
62,020 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 3,454
2,048
Unibail - Rodamco -Westfield (Retail REITs) 154
12,251
Veolia Environnement SA (Multi-Utilities) 344
8,647
Vinci SA (Construction & Engineering) .. 890
22,067
Vivendi SE (Media) ................ 58
43,872
Germany — 4.01%
8,935 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 2,198
6,993
Allianz SE, Registered Shares (Insurance) 2,149
15,428
BASF SE (Chemicals) .............. 676
22,500 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 449
5,011 Bayerische Motoren Werke AG
(Automobiles) ................ 410
958 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 72
1,439
Bechtle AG (IT Services) ............ 46
3,798
Beiersdorf AG (Personal Care Products) .. 488
2,246 Brenntag SE (Trading Companies &
Distributors) ................. 135
725 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 34
16,383
Commerzbank AG (Banks) ........... 269
1,902
Continental AG (Automobile Components) 128
3,357
Covestro AG (Chemicals)(a) .......... 195
1,053 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 89
8,535
Daimler Truck Holding AG (Machinery) . 327
3,142 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 88
32,756 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 565
4,403
Deutsche Boerse AG (Capital Markets) .. 1,014

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
10,645 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... $ 68
17,632
Deutsche Post AG (Air Freight & Logistics) 622
113,661 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 3,406
3,129 Dr. Ing . h.c . F. Porsche AG, Preference
Shares (Automobiles) ........... 189
53,691
E.ON SE (Multi-Utilities) ............ 625
4,617
Evonik Industries AG (Chemicals) ...... 80
7,870 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 359
12,129 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 421
4,521
GEA Group AG (Machinery) ......... 224
1,628
Hannover Rueck SE (Insurance) ....... 408
2,360 Heidelberg Materials AG (Construction
Materials) ................... 292
1,796 Henkel AG & Co. KGaA (Household
Products) .................... 138
5,717 Henkel AG & Co. KGaA , Preference Shares
(Household Products) ........... 502
66,043 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,156
1,315
Knorr- Bremse AG (Machinery) ........ 95
1,881 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 159
12,945
Mercedes-Benz Group AG (Automobiles) 722
3,290
Merck KGaA (Pharmaceuticals) ....... 479
1,041 MTU Aero Engines AG (Aerospace &
Defense) .................... 348
2,529 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen , R
Shares (Insurance) ............. 1,275
979
Nemetschek SE (Software) ........... 95
2,598 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 98
1,770 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 81
137
Rational AG (Machinery) ............ 118
1,149
Rheinmetall AG (Aerospace & Defense) . 734
16,920 RWE AG (Independent Power and
Renewable Electricity Producers) .. 505
24,238
SAP SE (Software) ................. 5,961
447 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 99
2,731
Scout24 SE (Interactive Media & Services) 241
13,137 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 2,561
11,054 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 587
6,717 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 354
4,225
Symrise AG (Chemicals)(b) .......... 451
2,754
Talanx AG (Insurance) .............. 234
3,564 Volkswagen AG, Preference Shares
(Automobiles) ................ 329
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
12,801 Vonovia SE (Real Estate Management &
Development)(a) .............. $ 390
3,877
Zalando SE (Specialty Retail)(a) ....... 130
34,868
Hong Kong — 0.92%
379,318
AIA Group Ltd. (Insurance) .......... 2,723
77,195
BOC Hong Kong Holdings Ltd. (Banks) . 247
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
33,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 136
46,410 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 247
25,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 189
37,719
CLP Holdings Ltd. (Electric Utilities) ... 317
970 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 78
38,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 160
13,039
Hang Seng Bank Ltd. (Banks) ......... 160
25,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 78
162,550 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 200
279,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 223
20,800 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 778
34,640 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 154
5,100 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 208
51,106
Link REIT (Retail REITs)(a) .......... 215
43,000
MTR Corp. Ltd. (Ground Transportation) . 149
41,368 Power Assets Holdings Ltd. (Electric
Utilities) .................... 288
46,599
Prudential PLC (Insurance) ........... 370
113,328 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 114
25,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 66
24,860 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 237
6,930 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 63
24,000
Techtronic Industries Co. Ltd. (Machinery) 316
18,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 51
143,856
WH Group Ltd. (Food Products) ....... 111

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
31,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) $ 79
7,957
Ireland (Republic of) — 0.87%
3,385 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 323
14,571 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,395
32,034
AIB Group PLC (Banks) ............ 177
17,223
Bank of Ireland Group PLC (Banks) .... 157
1,702
DCC PLC (Industrial Conglomerates)(b) . 109
46,442
Experian PLC (Professional Services) ... 1,996
5,237 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 1,354
7,424 James Hardie Industries PLC (Construction
Materials)(a) ................. 229
2,647 Kerry Group PLC, Class - A (Food
Products)(b) ................. 255
2,672
Kingspan Group PLC (Building Products) 194
30,945 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... 1,349
7,538
Israel — 0.75%
1,178 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 97
21,852
Bank Hapoalim BM (Banks) .......... 264
26,064
Bank Leumi Le-Israel BM (Banks) ..... 310
1,889 Check Point Software Technologies Ltd.
(Software)(a) ................. 353
746
CyberArk Software Ltd. (Software)(a) ... 249
847
Elbit Systems Ltd. (Aerospace & Defense) 223
1,824
Global-e Online Ltd. ( Broadline Retail)(a) 99
31,577
ICL Group Ltd. (Chemicals) .......... 156
1
Isracard Ltd. (Consumer Finance) ...... —
21,383
Israel Discount Bank Ltd., Class - A (Banks) 146
2,673
Mizrahi Tefahot Bank Ltd. (Banks) ..... 116
647
Monday.com Ltd. (Software)(a) ........ 152
1,377
Nice Ltd. (Software)(a) .............. 234
82,674 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 1,833
19,583 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 432
8,620
Wix.com Ltd. (IT Services)(a) ......... 1,849
6,513
Italy — 1.43%
4,399 Amplifon SpA (Health Care Providers &
Services) .................... 113
22,263
Banco BPM SpA (Banks) ............ 180
16,934
BPER Banca S.p.A. (Banks) .......... 108
28,002 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 175
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
1,440 DiaSorin SpA (Health Care Equipment &
Supplies) .................... $ 149
140,593
Enel SpA (Electric Utilities)(b) ........ 1,003
44,465
Eni SpA (Oil, Gas & Consumable Fuels) . 609
3,224
Ferrari N.V., ADR (Automobiles) ...... 1,370
2,179
Ferrari N.V. (Automobiles) ........... 930
10,562
FinecoBank Banca Fineco SpA (Banks) .. 184
17,516
Generali (Insurance) ................ 495
21,061 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 214
606,489
Intesa Sanpaolo SpA (Banks)(b) ....... 2,433
12,297
Leonardo SpA (Aerospace & Defense) ... 331
8,639 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 126
3,986 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 210
9,284
Nexi SpA (Financial Services)(a) ....... 52
7,863
Poste Italiane SpA (Insurance) ......... 111
4,856
Prysmian SpA (Electrical Equipment) ... 311
3,403 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 178
72,788
Snam SpA (Gas Utilities) ............ 322
177,673 Telecom Italia SpA /Milano (Diversified
Telecommunication Services)(a) ... 45
47,711 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 377
58,544
UniCredit SpA (Banks) .............. 2,344
6,567
Unipol Gruppo SpA (Insurance) ....... 82
12,452
Japan — 9.21%
13,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 751
17,900 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 418
3,265
AGC, Inc. (Building Products)^ ........ 95
9,000
Aisin Corp. (Automobile Components) .. 101
11,200
Ajinomoto Co., Inc. (Food Products) .... 456
10,100
ANA Holdings, Inc. (Passenger Airlines)(b) 183
33,600
Asahi Group Holdings Ltd. (Beverages)(b) 352
32,810
Asahi Kasei Corp. (Chemicals) ........ 226
11,800 Asics Corp. (Textiles, Apparel & Luxury
Goods)(b) ................... 230
45,190
Astellas Pharma, Inc. (Pharmaceuticals) .. 439
13,600 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 325
9,860 Bridgestone Corp. (Automobile
Components)^ ................ 331
4,100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 69
18,347 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 596
6,000
Capcom Co. Ltd. (Entertainment) ...... 131

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
19,200 Central Japan Railway Co. (Ground
Transportation) ............... $ 360
23,300 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 244
12,900 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 568
17,900
Concordia Financial Group Ltd. (Banks) . 98
10,778 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 151
5,600
Daifuku Co. Ltd. (Machinery) ......... 115
15,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 416
30,300
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 829
4,600
Daikin Industries Ltd. (Building Products) 537
2,547 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 285
12,430 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 382
23,100 Daiwa Securities Group, Inc. (Capital
Markets) .................... 152
32,700
Denso Corp. (Automobile Components) .. 451
5,470
Dentsu Group, Inc. (Media)^ .......... 131
1,600 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 424
23,300 East Japan Railway Co. (Ground
Transportation) ............... 413
7,900
Eisai Co. Ltd. (Pharmaceuticals) ....... 215
47,178 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 248
16,300
FANUC Corp. (Machinery) ........... 426
3,300
Fast Retailing Co. Ltd. (Specialty Retail) . 1,113
2,300
Fuji Electric Co. Ltd. (Electrical Equipment) 123
19,330 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 400
4,300
Fujikura Ltd. (Electrical Equipment) .... 176
28,600
Fujitsu Ltd. (IT Services)(b) .......... 502
8,800 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 229
300 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 65
1,900 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 42
134,600
Hitachi Ltd. (Industrial Conglomerates) .. 3,297
77,562
Honda Motor Co. Ltd. (Automobiles) ... 739
3,600
Hoshizaki Corp. (Machinery) ......... 142
6,000 Hoya Corp. (Health Care Equipment &
Supplies) .................... 745
17,600 Hulic Co. Ltd. (Real Estate Management &
Development)^ ............... 153
24,395 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 160
15,200 Inpex Corp. (Oil, Gas & Consumable
Fuels)^ ..................... 191
9,770
Isuzu Motors Ltd. (Automobiles) ....... 133
20,558 ITOCHU Corp. (Trading Companies &
Distributors) ................. 1,011
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
9,000 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ $ 141
17,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 191
35,300
Japan Post Bank Co. Ltd. (Banks)(b) .... 333
39,160
Japan Post Holdings Co. Ltd. (Insurance)(b) 369
6,700
Japan Post Insurance Co. Ltd. (Insurance)(b) 123
365 Japan Real Estate Investment Corp. (Office
REITs) ..................... 250
24,327
Japan Tobacco, Inc. (Tobacco)^ ........ 624
13,200
JFE Holdings, Inc. (Metals & Mining)(b) . 148
6,800
Kajima Corp. (Construction & Engineering) 123
12,200
Kao Corp. (Personal Care Products)^ .... 494
6,100 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 87
31,800 KDDI Corp. (Wireless Telecommunication
Services) .................... 1,013
9,900 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 89
6,700 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,723
11,700
Kikkoman Corp. (Food Products) ...... 130
25,510
Kirin Holdings Co. Ltd. (Beverages)^ ... 331
10,900 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 239
2,800 Kokusai Electric Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 37
15,190
Komatsu Ltd. (Machinery) ........... 414
2,000
Konami Group Corp. (Entertainment) ... 187
16,300
Kubota Corp. (Machinery) ........... 189
22,180 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 220
10,400
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 157
1,400 Lasertec Corp. (Semiconductors &
Semiconductor Equipment)^ ...... 131
77,100
LY Corp. (Interactive Media & Services) . 204
7,800
M3, Inc. (Health Care Technology) ..... 68
4,100
Makita Corp. (Machinery) ........... 125
24,671 Marubeni Corp. (Trading Companies &
Distributors) ................. 370
13,700 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 199
6,300 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 248
13,200
MEIJI Holdings Co. Ltd. (Food Products) 268
6,100
MINEBEA MITSUMI, Inc. (Machinery) . 98
23,310 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 118
57,820 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 946
32,890 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 555
21,500 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 299
21,900 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 144

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
55,370 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. $ 772
309,982 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 3,620
43,632 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 905
3,050
Mitsui Chemicals, Inc. (Chemicals) ..... 67
46,200 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 370
7,200 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 251
41,652
Mizuho Financial Group, Inc. (Banks) ... 1,017
12,900 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 219
22,200 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 480
29,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 463
4,230
NEC Corp. (IT Services) ............. 362
6,200
Nexon Co. Ltd. (Entertainment) ....... 92
14,400
NIDEC Corp. (Electrical Equipment) .... 259
18,600
Nintendo Co. Ltd. (Entertainment) ...... 1,083
351
Nippon Building Fund, Inc. (Office REITs)^ 273
20,300 Nippon Paint Holdings Co. Ltd.
(Chemicals)^(b) ............... 131
114 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 162
2,800
Nippon Sanso Holdings Corp. (Chemicals) 78
18,100
Nippon Steel Corp. (Metals & Mining)(b) 364
683,400 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 683
8,600
Nippon Yusen KK (Marine Transportation) 286
37,400
Nissan Motor Co. Ltd. (Automobiles) ... 113
10,400 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 252
2,900
Nitori Holdings Co. Ltd. (Specialty Retail) 344
12,200
Nitto Denko Corp. (Chemicals) ........ 204
52,000
Nomura Holdings, Inc. (Capital Markets) . 302
9,120 Nomura Research Institute Ltd. (IT
Services) .................... 267
10,900
NTT Data Group Corp. (IT Services) .... 207
11,200 Obayashi Corp. (Construction &
Engineering) ................. 147
10,500
Obic Co. Ltd. (IT Services) ........... 313
20,400 Olympus Corp. (Health Care Equipment &
Supplies) .................... 305
2,900 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 98
21,500 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 224
2,200
Oracle Corp. Japan (Software) ......... 210
22,800 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 491
20,000
ORIX Corp. (Financial Services) ....... 430
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
13,145
Osaka Gas Co. Ltd. (Gas Utilities) ...... $ 288
9,900
Otsuka Corp. (IT Services) ........... 227
9,800
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 533
7,600 Pan Pacific International Holdings Corp.
( Broadline Retail) ............. 206
40,300 Panasonic Holdings Corp. (Household
Durables) ................... 412
26,000
Rakuten Group, Inc. ( Broadline Retail)(b) 140
24,200 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,682
29,100 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 368
36,185
Resona Holdings, Inc. (Banks) ........ 261
9,500 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 108
4,600
SBI Holdings, Inc. (Capital Markets) .... 116
1,400 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 83
5,200
SCSK Corp. (IT Services) ............ 109
11,400 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 387
4,869 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 88
9,900 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 170
11,925
Sekisui House Ltd. (Household Durables) 284
45,890 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 719
22,100 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 211
5,600 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 157
1,700
Shimano, Inc. (Leisure Products) ....... 229
31,125
Shin-Etsu Chemical Co. Ltd. (Chemicals) 1,025
20,800
Shionogi & Co. Ltd. (Pharmaceuticals) .. 292
11,700
Shiseido Co. Ltd. (Personal Care Products) 207
16,100
Shizuoka Financial Group, Inc. (Banks) .. 131
1,000
SMC Corp. (Machinery) ............. 388
637,740 SoftBank Corp. (Wireless
Telecommunication Services) ..... 805
16,500 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 943
15,380
Sompo Holdings, Inc. (Insurance) ...... 399
182,200
Sony Group Corp. (Household Durables) . 3,840
10,154
Subaru Corp. (Automobiles) .......... 180
18,840 Sumitomo Corp. (Trading Companies &
Distributors) ................. 408
12,320 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 220
4,200 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 96
64,409 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,546
11,200
Sumitomo Mitsui Trust Group, Inc. (Banks) 262

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
5,300 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ $ 165
6,200
Suntory Beverage & Food Ltd. (Beverages) 197
27,200
Suzuki Motor Corp. (Automobiles) ..... 305
8,700 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 160
8,500
T&D Holdings, Inc. (Insurance) ....... 156
2,850
Taisei Corp. (Construction & Engineering) 119
33,145 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 877
33,600 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 433
23,200 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 448
9,800
The Chiba Bank Ltd. (Banks) ......... 76
22,510 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 249
7,000
TIS, Inc. (IT Services) .............. 166
5,400
Toho Co. Ltd. (Entertainment) ......... 211
32,520
Tokio Marine Holdings, Inc. (Insurance) . 1,167
25,400 Tokyo Electric Power Co Holdings, Inc.
(Electric Utilities)(a) ........... 76
17,480 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 2,628
11,900
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 329
18,900
Tokyu Corp. (Ground Transportation) ... 202
4,000 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 106
24,000
Toray Industries, Inc. (Chemicals) ...... 152
5,700
TOTO Ltd. (Building Products) ........ 137
2,800
Toyota Industries Corp. (Machinery) .... 225
177,500
Toyota Motor Corp. (Automobiles) ..... 3,465
11,000 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 195
4,100
Trend Micro, Inc. (Software) .......... 221
38,400
Unicharm Corp. (Household Products) ... 316
14,100 West Japan Railway Co. (Ground
Transportation)(b) ............. 250
14,200
Yakult Honsha Co. Ltd. (Food Products) . 269
16,200
Yamaha Motor Co. Ltd. (Automobiles) .. 143
4,100
Yaskawa Electric Corp. (Machinery) .... 105
3,800 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 81
3,800 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 216
6,000
ZOZO, Inc. (Specialty Retail)(b) ....... 185
80,148
Jordan — 0.03%
9,315 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 232
Shares Security Description
Value
(000)
Common Stocks (continued)
Luxembourg — 0.08%
8,108
ArcelorMittal SA (Metals & Mining) .... $ 188
3,924 CVC Capital Partners PLC (Capital
Markets)(a)(b) ................ 87
5,253 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 268
7,035
Tenaris SA (Energy Equipment & Services) 133
676
Macau — 0.01%
41,860 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 111
Netherlands — 2.61%
10,005
ABN AMRO Bank N.V. (Banks) ....... 154
376
Adyen N.V. (Financial Services)(a)(b) ... 559
23,340
Aegon Ltd. (Insurance) .............. 139
2,952
Akzo Nobel N.V. (Chemicals) ......... 177
3,477
Argenx SE (Biotechnology)(a) ........ 2,148
3,406 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 1,969
8,983 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 6,290
4,815
ASR Nederland N.V. (Insurance) ....... 229
1,333 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 183
3,420
Euronext N.V. (Capital Markets) ....... 384
2,494
EXOR N.V. (Financial Services) ....... 229
9,259
Ferrovial SE (Construction & Engineering) 388
22,067
Havas N.V. (Media)(a) .............. 37
4,470
Heineken Holding N.V. (Beverages) .... 268
26,004
Heineken N.V. (Beverages) ........... 1,853
985 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 146
57,102
ING Groep N.V. (Banks) ............. 895
13,860
JDE Peet's N.V. (Food Products) ....... 238
23,574 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 769
141,035 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 514
13,811 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 350
5,825
NN Group N.V. (Insurance) ........... 254
23,647
Prosus N.V. ( Broadline Retail)(a)(b) .... 939
10,215 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 458
1,808
Randstad N.V. (Professional Services) ... 76
33,968
Stellantis N.V. (Automobiles) ......... 442
104,183
Stellantis N.V., ADR (Automobiles) ..... 1,360
14,229 Universal Music Group N.V.
(Entertainment) ............... 364
5,165
Wolters Kluwer N.V. (Professional Services) 858
22,670

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand — 0.10%
29,069 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... $ 141
10,132 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 218
15,607
Infratil Ltd. (Industrial Conglomerates) .. 110
12,664
Mercury NZ Ltd. (Electric Utilities) ..... 41
22,531 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 74
2,508
Xero Ltd. (Software)(a) ............. 262
846
Norway — 0.21%
5,548 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 109
16,999
DNB Bank ASA (Banks) ............ 339
14,483 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 345
6,076
Gjensidige Forsikring ASA (Insurance) .. 107
1,520 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 171
8,045
Mowi ASA (Food Products)(b) ........ 138
24,310
Norsk Hydro ASA (Metals & Mining) ... 134
20,870
Orkla ASA (Food Products) .......... 180
1,134
Salmar ASA (Food Products) ......... 54
16,203 Telenor ASA (Diversified
Telecommunication Services) ..... 181
2,729
Yara International ASA (Chemicals) .... 72
1,830
Poland — 0.01%
3,901
InPost SA (Air Freight & Logistics)(a) ... 67
Portugal — 0.05%
54,244
EDP SA (Electric Utilities) ........... 173
8,034 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 133
4,794 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 92
398
Singapore — 0.76%
113,038 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 212
146,821 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 207
43,300 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 83
34,404
DBS Group Holdings Ltd. (Banks) ..... 1,103
332,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 187
36,527 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 172
25,200
Keppel Ltd. (Industrial Conglomerates) .. 126
58,537 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 715
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
19,898
Sea Ltd., ADR (Entertainment)(a) ...... $ 2,111
14,300
Sembcorp Industries Ltd. (Multi-Utilities) 58
25,600 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 121
32,600
Singapore Exchange Ltd. (Capital Markets) 304
58,500 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 200
150,240 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 338
21,900
United Overseas Bank Ltd. (Banks) ..... 582
47,500
Wilmar International Ltd. (Food Products) 108
6,627
South Korea — 0.15%
1,413 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals) .................. 1,276
Spain — 1.13%
456
Acciona SA (Electric Utilities) ........ 51
4,493 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 225
1,296 Aena SME SA (Transportation
Infrastructure) ................ 264
7,787 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 550
99,624 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 975
94,040
Banco de Sabadell SA (Banks) ........ 183
267,834
Banco Santander SA (Banks)(b) ....... 1,239
69,100
CaixaBank SA (Banks) .............. 375
12,964 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 409
5,468 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 57
13,200
Endesa SA (Electric Utilities) ......... 284
5,514
Grifols SA (Biotechnology)(a) ......... 52
111,413
Iberdrola SA (Electric Utilities) ........ 1,535
44,707 Industria de Diseno Textil SA (Specialty
Retail) ...................... 2,290
21,678
Redeia Corp. SA (Electric Utilities) ..... 370
35,839
Repsol SA (Oil, Gas & Consumable Fuels) 436
119,378 Telefonica SA (Diversified
Telecommunication Services) ..... 487
9,782
Sweden — 1.45%
4,493 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 122
5,001
Alfa Laval AB (Machinery) .......... 209
64,323 Assa Abloy AB, Class - B (Building
Products) .................... 1,902

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
46,431
Atlas Copco AB, Class - A (Machinery) .. $ 709
26,981
Atlas Copco AB, Class - B (Machinery) .. 365
6,528 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 96
6,193
Boliden AB (Metals & Mining) ........ 174
11,392
Epiroc AB, Class - A (Machinery) ...... 199
6,680
Epiroc AB, Class - B (Machinery) ...... 104
6,436
EQT AB (Capital Markets) ........... 178
14,999
Essity AB, Class - B (Household Products) 401
2,929 Evolution AB (Hotels, Restaurants &
Leisure) .................... 226
11,054 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 77
8,250 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 135
9,792 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 132
35,889 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 343
3,918 Holmen AB, B shares (Paper & Forest
Products) .................... 144
2,246 Industrivarden AB, Class - A (Financial
Services)(b) .................. 71
3,685 Industrivarden AB, Class - C (Financial
Services) .................... 116
4,723
Indutrade AB (Machinery) ........... 118
2,555 Investment AB Latour , Class - B (Industrial
Conglomerates) ............... 64
30,889
Investor AB, Class - B (Financial Services) 819
2,057 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 93
4,030 Lifco AB, Class - B (Industrial
Conglomerates) ............... 117
25,854 Nibe Industrier AB, Class - B (Building
Products) .................... 101
10,924
Saab AB, Class - B (Aerospace & Defense) 231
3,653 Sagax AB, Class - B (Real Estate
Management & Development) ..... 75
18,431
Sandvik AB (Machinery) ............ 331
12,561 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 155
31,614 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 433
5,882 Skanska AB, Class - B (Construction &
Engineering) ................. 124
5,868
SKF AB, B shares (Machinery) ........ 110
2,648
Spotify Technology SA (Entertainment)(a) 1,186
17,197 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 218
34,168 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 353
18,180
Swedbank AB, Class - A (Banks) ....... 359
7,064 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 203
20,973 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 207
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
57,779 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... $ 468
87,642 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 244
3,683
Trelleborg AB, Class - B (Machinery) ... 126
3,669
Volvo AB, Class - A (Machinery) ....... 90
27,458
Volvo AB, Class - B (Machinery) ...... 668
12,596
Switzerland — 4.82%
27,338 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,477
3,113 Adecco Group AG (Professional Services)
(b) ........................ 77
25,063 Alcon AG (Health Care Equipment &
Supplies) .................... 2,126
1,693
Avolta AG (Specialty Retail)(b) ........ 68
613 Bachem Holding AG (Life Sciences Tools &
Services) .................... 39
2,207 Baloise Holding AG, Registered Shares
(Insurance) .................. 400
4,196 Banque Cantonale Vaudoise , Registered
Shares (Banks) ................ 386
285 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 380
2,256
BKW AG (Electric Utilities) .......... 374
4 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 440
17
Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 189
19,562 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 2,960
3,985
Clariant AG, Registered Shares (Chemicals) 44
7,337
Coca-Cola HBC AG (Beverages) ....... 250
5,157
DSM- Firmenich AG (Chemicals) ...... 521
128
EMS- Chemie Holding AG (Chemicals) .. 86
1,439
Galderma Group AG (Pharmaceuticals)(a) 160
578 Geberit AG, Registered Shares (Building
Products) .................... 328
182 Givaudan SA, Registered Shares
(Chemicals) .................. 796
179,266
Glencore PLC (Metals & Mining)(b) .... 789
1,654 Helvetia Holding AG, Registered Shares
(Insurance) .................. 273
9,010
Holcim AG (Construction Materials)(b) .. 868
3,561
Julius Baer Group Ltd. (Capital Markets) . 231
999 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 230
2,629 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 217
1,249 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 737
63,397 Nestle SA, Registered Shares (Food
Products) .................... 5,203

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
49,988 Novartis AG, Registered Shares
(Pharmaceuticals) ............. $ 4,868
392 Partners Group Holding AG (Capital
Markets) .................... 533
12,555
Roche Holding AG (Pharmaceuticals) ... 3,512
5,136 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 1,535
13,455
Sandoz Group AG (Pharmaceuticals) .... 552
704 Schindler Holding AG, Class - PC
(Machinery) ................. 195
399 Schindler Holding AG, Registered Shares
(Machinery) ................. 109
4,008 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 402
9,023
SIG Group AG (Containers & Packaging)(b) 179
7,878
Sika AG, Registered Shares (Chemicals)(b) 1,880
876 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 287
11,814 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 296
1,929 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 243
569
Swiss Life Holding AG (Insurance) ..... 440
4,577 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 499
6,347
Swiss Re AG (Insurance) ............ 919
1,119 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 623
1,021
Temenos AG, Registered Shares (Software) 72
487 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 89
100,776
UBS Group AG (Capital Markets) ...... 3,086
467
VAT Group AG (Machinery) .......... 177
2,886
Zurich Insurance Group AG (Insurance) .. 1,717
41,862
Taiwan — 0.17%
7,470 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 1,475
United Kingdom — 7.97%
16,826
3i Group PLC (Capital Markets) ....... 749
9,195
Admiral Group PLC (Insurance) ....... 304
21,965
Anglo American PLC (Metals & Mining) . 649
7,559 Ashtead Group PLC (Trading Companies &
Distributors) ................. 468
5,771 Associated British Foods PLC (Food
Products) .................... 147
38,461
AstraZeneca PLC (Pharmaceuticals)(b) .. 5,014
19,992 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 198
46,276
Aviva PLC (Insurance) .............. 271
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
156,813
BAE Systems PLC (Aerospace & Defense) $ 2,248
675,477
Barclays PLC (Banks)(b) ............ 2,259
23,826 Barratt Redrow PLC (Household Durables)
(b) ........................ 131
1,715 Berkeley Group Holdings PLC (Household
Durables)(a) ................. 83
567,095
BP PLC (Oil, Gas & Consumable Fuels) . 2,803
39,451
British American Tobacco PLC (Tobacco) 1,424
153,374 BT Group PLC (Diversified
Telecommunication Services) ..... 277
11,365 Bunzl PLC (Trading Companies &
Distributors) ................. 468
145,464
Centrica PLC (Multi-Utilities)(b) ....... 242
5,213 Coca-Cola Europacific Partners PLC
(Beverages) .................. 400
74,420 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,476
3,112
Croda International PLC (Chemicals)(b) . 131
87,541
Diageo PLC (Beverages) ............ 2,781
14,320
Endeavour Mining PLC (Metals & Mining) 256
10,300 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 88
170,087
GSK PLC (Pharmaceuticals) .......... 2,868
201,738
Haleon PLC (Personal Care Products)(b) . 951
7,504 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 252
5,960 Hargreaves Lansdown PLC (Capital
Markets) .................... 82
468,188
HSBC Holdings PLC (Banks) ......... 4,600
20,501
Imperial Brands PLC (Tobacco) ....... 655
22,995
Informa PLC (Media) ............... 229
2,753 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 342
4,828
Intertek Group PLC (Professional Services) 285
92,475 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 316
47,902
JD Sports Fashion PLC (Specialty Retail) 57
31,378
Kingfisher PLC (Specialty Retail) ...... 98
12,996 Land Securities Group PLC (Diversified
REITs) ..................... 95
101,940
Legal & General Group PLC (Insurance) . 293
1,060,218
Lloyds Banking Group PLC (Banks) .... 724
20,837 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 2,940
38,400
M&G PLC (Financial Services) ........ 95
34,970 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 164
22,186 Melrose Industries PLC (Aerospace &
Defense) .................... 153
7,591
Mondi PLC (Paper & Forest Products) ... 113
218,553
National Grid PLC (Multi-Utilities)(a) ... 2,596
401,719
NatWest Group PLC (Banks)(b) ....... 2,012
2,059
Next PLC ( Broadline Retail) .......... 244
21,838 Pearson PLC (Diversified Consumer
Services) .................... 350

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
5,867
Persimmon PLC (Household Durables) .. $ 88
50,000
Petershill Partners PLC (Capital Markets) 154
11,643
Phoenix Group Holdings PLC (Insurance) 74
16,822 Reckitt Benckiser Group PLC (Household
Products) .................... 1,018
68,193
RELX PLC (Professional Services) ..... 3,090
338,986 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 1,692
42,382
Rio Tinto PLC (Metals & Mining) ...... 2,501
147,016 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 1,042
13,817
Schroders PLC (Capital Markets) ...... 56
27,940
Segro PLC (Industrial REITs)(a) ....... 245
12,801
Severn Trent PLC (Water Utilities)(b) ... 401
150,212 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 4,682
25,817 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 320
5,956 Smiths Group PLC (Industrial
Conglomerates) ............... 128
1,266
Spirax Group PLC (Machinery) ........ 108
26,667
SSE PLC (Electric Utilities)(a) ........ 535
36,324
Standard Chartered PLC (Banks) ....... 447
60,002 Taylor Wimpey PLC (Household Durables)
(b) ........................ 91
490,392 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 2,256
35,877
The Sage Group PLC (Software) ....... 570
72,111
Unilever PLC (Personal Care Products) .. 4,097
31,341
United Utilities Group PLC (Water Utilities) 412
564,262 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 482
3,100 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 114
11,517
Wise PLC, Class - A (Financial Services)(a) 153
18,644
WPP PLC (Media) ................. 192
69,329
United States — 0.41%
1,507
Blackstone, Inc. (Capital Markets) ...... 260
56,773
Coupang , Inc. ( Broadline Retail)(a) ..... 1,248
14,117
CRH PLC (Construction Materials) ..... 1,306
1,891
KKR & Co., Inc. (Capital Markets) ..... 280
1,632 RB Global, Inc. (Commercial Services &
Supplies) .................... 147
5,592
The Carlyle Group, Inc. (Capital Markets) 282
3,523
Total Common Stocks .............. 421,320
Shares Security Description
Value
(000)
Investment Companies — 50.54%
International Equity Funds — 48.65%
596,982 Aberdeen UK Smaller Cos Growth Trust
PLC ....................... $ 3,747
215,018
Aberforth Smaller Companies Trust PLC . 3,956
822,160
Apax Global Alpha Ltd. ............. 1,461
688,080
Argo Investments Ltd. .............. 3,824
472,756
Asia Dragon Trust PLC ............. 2,499
818,000 Australian Foundation Investment Co. Ltd.
Fund^ ...................... 3,748
1,614,892
AVI Japan Opportunity Trust PLC Fund .. 3,078
4,743,931
Baillie Gifford European Growth Trust PLC 5,079
2,527,376
Baillie Gifford Shin Nippon PLC ....... 3,556
1,732,025
Baillie Gifford UK Growth Trust PLC ... 3,862
614,432 BlackRock Enhanced International Dividend
Trust ....................... 3,263
538,410 BlackRock Greater Europe Investment Trust
PLC ....................... 3,661
254,137
BlackRock Health Sciences Term Trust .. 3,660
377,488 BlackRock Innovation and Growth Term
Trust ....................... 2,809
97,772 BlackRock Science and Technology Term
Trust ....................... 2,025
77,000
CT Private Equity Trust PLC .......... 470
3,758,501
European Assets Trust PLC Fund ....... 3,800
446,415
European Opportunities Trust PLC ..... 4,388
317,006
Fidelity Emerging Markets Ltd. ........ 2,753
1,221,936
Fidelity European Trust PLC .......... 5,384
2,382,021
Fidelity Japan Trust PLC ............ 5,204
1,043,979
Fidelity Special Values PLC .......... 4,092
155,825
HarbourVest Global Private Equity Ltd. .. 5,170
2,715,943
Henderson European Focus Trust PLC ... 5,873
192,905
ICG Enterprise Trust PLC ............ 3,124
842,565
iShares Core MSCI EAFE ETF ........ 59,217
849,919
Japan Smaller Capitalization Fund, Inc. .. 6,519
1,409,901 JPMorgan Emerging Markets Investment
Trust PLC ................... 1,913
1,319,659
JPMorgan European Discovery Trust PLC 7,337
7,782,827
JPMorgan European Growth & Income PLC 9,598
2,109,916
JPMorgan Japanese Investment Trust PLC 14,821
1,030,000
Lowland Investment Co. PLC ......... 1,583
1,885,873
Mercantile Investment Trust PLC ...... 5,600
144,500
NB Private Equity Partners Ltd. Fund ... 2,858
388,821 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 3,433
150,664 Neuberger Berman Next Generation
Connectivity Fund, Inc. ......... 1,919
664,915
Oakley Capital Investments Ltd. ....... 4,153
108,436
Partners Group Private Equity Ltd. ..... 1,202
2,809,755
Polar Capital Global Financials Trust PLC 6,732
2,692,880
Schroder Japan Trust PLC ............ 8,595
10,089,219
Schroders Capital Global Innovation Trust 1,389
219,097
Smithson Investment Trust PLC ....... 4,064
703,414
Strategic Equity Capital PLC ......... 2,914
1,151,235
Temple Bar Investment Trust PLC ...... 3,912

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
1,941,780 Templeton Emerging Markets Investment
Trust PLC ................... $ 3,989
541,908
The Baillie Gifford Japan Trust PLC .... 4,812
506,980
The Edinburgh Investment Trust PLC ... 4,713
563,810
The European Smaller Companies ...... 1,212
264,440
The Monks Investment Trust PLC ...... 4,167
266,469
The New Germany Fund, Inc. ......... 2,078
947,696
The Pantheon International PLC Fund ... 3,820
1,048,950 TR Property Investment Trust PLC -
Ordinary Shares ............... 4,099
1,081,096
Vanguard FTSE Developed Markets ETF . 51,699
1,557,530
Vanguard FTSE Europe ETF .......... 98,857
1,314,650
Worldwide Healthcare Trust PLC/Fund .. 5,172
422,863
Money Market Funds — 1.89%
485,290 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 4.25%^^(d) 485
15,863,043 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.37%(d) .................... 15,863
16,348
Total Investment Companies ......... 439,211
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures ... 44
Total Investments (cost $744,563 )
— 99.03% 860,575
Other assets in excess of liabilities
— 0.97% 8,422
Net Assets - 100.00% $ 868,997
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions
Monashee
Investment
Management,
LLC Total
Common Stocks .............................................................................. 0.11% 48.37% — — — 48.48%
Investment Companies .................................................................... 24.63% 0.06% 14.68% 0.01% 11.16% 50.54%
Purchased Options on Futures ........................................................ — — — — 0.01% 0.01%
Other Assets (Liabilities) ................................................................ 0.12% 0.30% 0.48% — 0.07% 0.97%
Total Net Assets ......................................................................... 24.86% 48.73% 15.16% 0.01% 11.24% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 200 3/21/25 $ 22,675 $ (707)
$ 22,675 $ (707)
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future .................................... 33 3/21/25 $ 9,793 $ 7
$ 9,793 $ 7
Total Unrealized Appreciation ..................... $ 7
Total Unrealized Depreciation ..................... (707)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (700)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 5 $ 1,500 $ 6,000.00 1/20/25 $ (26)
E-Mini S&P 500 Future Option ......................... Put 5 1,506 6,025.00 1/20/25 (30)
E-Mini S&P 500 Future Option ......................... Put 6 1,770 5,900.00 1/20/25 (17)
E-Mini S&P 500 Future Option ......................... Put 4 1,185 5,925.00 1/20/25 (13)
E-Mini S&P 500 Future Option ......................... Put 12 3,435 5,725.00 1/31/25 (23)
E-Mini S&P 500 Future Option ......................... Put 5 1,375 5,500.00 2/21/25 (8)
E-Mini S&P 500 Future Option ......................... Put 3 840 5,600.00 2/21/25 (6)
S&P 500 Future Option .............................. Put 2 1,170 5,850.00 1/20/25 (10)
S&P 500 Future Option .............................. Put 3 1,748 5,825.00 1/20/25 (13)
S&P 500 Future Option .............................. Put 1 578 5,775.00 1/20/25 (3)
S&P 500 Future Option .............................. Put 2 1,180 5,900.00 1/20/25 (14)
S&P 500 Future Option .............................. Put 2 1,020 5,100.00 1/20/25 —
S&P 500 Future Option .............................. Put 2 1,160 5,800.00 1/31/25 (12)
S&P 500 Future Option .............................. Put 2 1,155 5,775.00 1/31/25 (11)
S&P 500 Future Option .............................. Put 5 2,875 5,750.00 1/31/25 (23)
S&P 500 Future Option .............................. Put 3 1,718 5,725.00 1/31/25 (13)
S&P 500 Future Option .............................. Put 6 3,420 5,700.00 1/31/25 (23)
S&P 500 Future Option .............................. Put 3 1,688 5,625.00 1/31/25 (8)
S&P 500 Future Option .............................. Put 5 2,825 5,650.00 1/31/25 (15)
S&P 500 Future Option .............................. Put 5 2,738 5,475.00 2/21/25 (14)
S&P 500 Future Option .............................. Put 4 2,120 5,300.00 2/21/25 (8)
S&P 500 Future Option .............................. Put 4 2,100 5,250.00 2/21/25 (7)
$ (297)
Exchanged-traded options on futures contacts purchased as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Call 25 $ 7,688 $ 6,150.00 1/20/25 $ 6
S&P 500 Future Option .............................. Call 3 1,823 6,075.00 1/20/25 2
E-Mini S&P 500 Future Option ......................... Put 14 3,955 5,650.00 1/20/25 8
S&P 500 Future Option .............................. Put 9 5,085 5,650.00 1/20/25 11
S&P 500 Future Option .............................. Put 6 3,435 5,725.00 1/20/25 13
S&P 500 Future Option .............................. Put 3 1,703 5,675.00 1/20/25 4
$ 44

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
96
See accompanying notes to financial statements.
ICI
Shares Security Description
Value
(000)
Common Stocks — 60.88%
Bermuda — 0.05%
20,000 Ocean Wilsons Holdings Ltd.
(Transportation Infrastructure) ..... $ 325
Brazil — 2.43%
287,178
Ambev SA (Beverages) ............. 546
317,672 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 531
111,545
Banco Bradesco SA (Banks) .......... 192
267,278 Banco Bradesco SA, Preference Shares
(Banks)(a) ................... 500
35,932
Banco BTG Pactual SA (Capital Markets)(a) 158
117,329
Banco do Brasil SA (Banks) .......... 459
83,275
BB Seguridade Participacoes SA (Insurance) 488
30,287
BRF SA (Food Products) ............ 124
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 113
80,534
CCR SA (Transportation Infrastructure) .. 133
91,542 Centrais Eletricas Brasileiras SA (Electric
Utilities) .................... 506
16,201 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 232
225,600 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 406
72,697 Cia Siderurgica Nacional SA (Metals &
Mining) ..................... 104
36,292
Embraer SA (Aerospace & Defense)(b) .. 330
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 90
301,349 Hapvida Participacoes e Investimentos S/A
( Health Care Providers & Services)(b) 109
16,860
Inter & Co., Inc. (Banks) ............ 71
272,574 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 1,356
67,915
Itausa SA, Preference Shares (Banks) .... 97
47,372
JBS S/A (Food Products) ............ 278
66,262
Klabin SA (Containers & Packaging) .... 249
60,615 Localiza Rent a Car SA (Ground
Transportation) ............... 316
73,569 Natura & Co. Holding SA (Personal Care
Products)(a) .................. 152
150,060
NU Holdings Ltd., Class - A (Banks)(b) .. 1,556
220,918 Petroleo Brasileiro SA (Oil, Gas &
Consumable Fuels) ............. 1,409
184,422 Petroleo Brasileiro SA, Preference Shares
(Oil, Gas & Consumable Fuels) .... 1,080
54,907 PRIO SA (Oil, Gas & Consumable Fuels)(a)
(b) ........................ 357
96,812 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 345
45,616 Rede D'Or Sao Luiz SA (Health Care
Providers & Services) ........... 188
108,800
Rumo SA (Ground Transportation)(a) ... 314
10,177 StoneCo Ltd., Class - A (Financial Services)
(b) ........................ 81
29,429
Suzano SA (Paper & Forest Products) ... 294
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
56,012 TIM SA (Wireless Telecommunication
Services) .................... $ 131
180,779
Vale SA (Metals & Mining) ........... 1,597
49,658
Vibra Energia SA (Specialty Retail)(a) ... 143
91,327
WEG SA ( Electrical Equipment) ....... 780
11,368
XP, Inc., Class - A (Capital Markets) .... 135
15,950
Chile — 0.26%
15,002
Banco de Credito e Inversiones SA (Banks) 417
36,717 Empresas CMPC SA (Paper & Forest
Products) .................... 58
3,279,274
Enel Americas SA (Electric Utilities) .... 288
6,563,275
Enel Chile SA (Electric Utilities) ....... 380
47,236
Falabella SA (Broadline Retail) ........ 167
10,449,761 Latam Airlines Group SA (Passenger
Airlines) .................... 144
7,088 Sociedad Quimica y Minera de Chile SA,
Class - B (Electrical Equipment) ... 261
1,715
China — 15.20%
53,365 360 Security Technology, Inc., Class - A
(Software) ................... 76
31,500 AAC Technologies Holdings, Inc.
( Electronic Equipment, Instruments &
Components) ................. 151
1,788,000 Agricultural Bank of China Ltd., H Shares
(Banks) ..................... 1,015
75,400 Air China Ltd., Class - A (Passenger
Airlines)(b) .................. 82
35,000
Akeso, Inc. (Biotechnology)(b) ........ 272
786,518 Alibaba Group Holding Ltd., Class W
(Broadline Retail) ............. 8,325
155,700 Aluminum Corp. of China Ltd., Class - A
(Metals & Mining) ............. 157
244,000 Aluminum Corp. of China Ltd., H Shares
(Metals & Mining) ............. 140
6,300 Anjoy Foods Group Co. Ltd., Class - A
(Food Products) ............... 70
70,200 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 693
4,672 Autohome, Inc., ADR (Interactive Media &
Services) .................... 121
113,226 Baidu, Inc. ( Interactive Media & Services)
(b) ........................ 1,194
4,853,100
Bank of China Ltd., H Shares (Banks) ... 2,470
1,072,000 Bank of Communications Co. Ltd., H Shares
(Banks) ..................... 879
157,600 Bank of Hangzhou Co. Ltd., Class - A
(Banks) ..................... 316
41,700
Bank of Ningbo Co. Ltd., Class - A (Banks) 139
310,100 Baoshan Iron & Steel Co. Ltd., Class - A
(Metals & Mining) ............. 297
9,449
Bilibili, Inc., ADR (Entertainment)(b) ... 171
2,620
Bilibili, Inc., Class - Z (Entertainment)(b) 47

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
33,000
BYD Co. Ltd. (Automobiles)(a) ....... $ 1,122
19,753
BYD Co. Ltd., Class - A (Automobiles) .. 764
47,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 252
789 Cambricon Technologies Corp. Ltd.
( Semiconductors & Semiconductor
Equipment)(b) ................ 71
904,000 CGN Power Co. Ltd., H Shares
(Independent Power and Renewable
Electricity Producers) ........... 330
134,900 China Communications Services Corp.
Ltd., H Shares (Construction &
Engineering) ................. 79
5,326,350 China Construction Bank Corp., H Shares
(Banks) ..................... 4,413
30,800 China CSSC Holdings Ltd., Class - A
(Machinery) ................. 152
800,000 China Everbright Bank Co. Ltd., H Shares
(Banks) ..................... 310
110,000
China Feihe Ltd. (Food Products) ...... 77
69,200 China Galaxy Securities Co. Ltd., Class - A
(Capital Markets) .............. 144
174,000 China Galaxy Securities Co. Ltd., H Shares
(Capital Markets) .............. 157
167,000 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 251
53,600 China International Capital Corp. Ltd., Class
- A (Capital Markets) ........... 247
50,800 China International Capital Corp. Ltd., H
Shares (Capital Markets) ........ 82
449,000 China Life Insurance Co. Ltd., H Shares
(Insurance) .................. 840
36,600
China Literature Ltd. (Media)(a)(b) ..... 118
258,000 China Longyuan Power Group Corp. Ltd.,
H Shares (Independent Power and
Renewable Electricity Producers) .. 213
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(a) .................. 282
77,800 China Merchants Bank Co. Ltd., Class - A
(Banks) ..................... 419
187,000 China Merchants Bank Co. Ltd., H Shares
(Banks) ..................... 955
420,000 China National Building Material Co. Ltd.,
H Shares (Construction Materials)(a) 190
43,750 China Northern Rare Earth Group High-
Tech Co. Ltd., Class - A (Metals &
Mining) ..................... 127
58,500 China Pacific Insurance Group Co. Ltd.,
Class - A (Insurance) ........... 273
110,200 China Pacific Insurance Group Co. Ltd., H
Shares (Insurance) ............. 355
219,400 China Petroleum & Chemical Corp., Class -
A (Oil, Gas & Consumable Fuels) .. 201
1,223,400 China Petroleum & Chemical Corp., H
Shares (Oil, Gas & Consumable Fuels) 698
156,700 China Railway Group Ltd., Class - A
( Construction & Engineering) ..... 137
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
17,600 China Resources Mixc Lifestyle Services
Ltd. (Real Estate Management &
Development) ................ $ 65
232,000 China Shenhua Energy Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 1,001
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class - A (Specialty Retail) ....... 86
2,798,000 China Tower Corp. Ltd., H Shares
(Diversified Telecommunication
Services) .................... 402
71,100 China Vanke Co. Ltd., H Shares (Real Estate
Management & Development)(a )(b) 48
97,800 China Yangtze Power Co. Ltd., Class - A
(Independent Power and Renewable
Electricity Producers) ........... 396
12,400 Chongqing Brewery Co. Ltd., Class - A
(Beverages) .................. 107
51,000 Chongqing Changan Automobile Co. Ltd.,
Class - A (Automobiles) ......... 93
16,650 Chongqing Zhifei Biological Products Co.
Ltd., Class - A (Biotechnology) .... 60
524,000
CITIC Ltd. (Industrial Conglomerates) ... 615
110,165 CITIC Securities Co. Ltd., Class - A (Capital
Markets) .................... 440
26,500 CITIC Securities Co. Ltd., H Shares (Capital
Markets) .................... 72
285,000 CMOC Group Ltd., H Shares (Metals &
Mining) ..................... 191
16,640 Contemporary Amperex Technology Co.
Ltd., Class - A (Electrical Equipment) 607
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 64
141,630 COSCO SHIPPING Holdings Co. Ltd.,
Class - A (Marine Transportation) .. 301
66,300 COSCO SHIPPING Holdings Co. Ltd., H
Shares ( Marine Transportation) .... 109
1,222,000 Country Garden Holdings Co. Ltd.
(Real Estate Management &
Development)^(b) ............. 76
288,300
CRRC Corp. Ltd., Class - A (Machinery) . 331
68,200 CSC Financial Co. Ltd., Class - A (Capital
Markets) .................... 241
514,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(a) ........... 313
73,400 Dongfang Electric Corp. Ltd., Class - A
(Electrical Equipment) .......... 160
58,490 East Money Information Co. Ltd., Class - A
(Capital Markets) .............. 207
57,700
ENN Energy Holdings Ltd. (Gas Utilities) 410
18,823 Eve Energy Co. Ltd., Class - A (Electrical
Equipment) .................. 121
23,300 Flat Glass Group Co. Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 63
250,400 Focus Media Information Technology Co.
Ltd., Class - A (Media) .......... 241

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class - A (Food Products) ........ $ 369
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 39
45,200 Foxconn Industrial Internet Co. Ltd., Class -
A (Electronic Equipment, Instruments
& Components) ............... 132
11,500 Fuyao Glass Industry Group Co. Ltd.
(Automobile Components) ....... 98
74,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)(a)(b) ......... 93
112,200 GF Securities Co. Ltd., Class - A (Capital
Markets) .................... 249
28,600 Giant Biogene Holding Co. ltd. (Personal
Care Products)(a) .............. 183
2,400 Ginlong Technologies Co. Ltd., Class - A
(Electrical Equipment) .......... 20
51,700 Goldwind Science & Technology Co. Ltd.,
Class - A (Electrical Equipment) ... 73
145,000
Great Wall Motor Co. Ltd. (Automobiles)^ 253
37,800 Gree Electric Appliances, Inc. of Zhuhai,
Class - A (Household Durables) .... 235
157,000 Guanghui Energy Co. Ltd., Class - A (Oil,
Gas & Consumable Fuels) ....... 145
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 422
119,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 240
60,800 Haier Smart Home Co. Ltd., Class - A
(Household Durables) ........... 237
110,800 Haier Smart Home Co. Ltd., H Shares
(Household Durables) ........... 387
100 Haitong Securities Co. Ltd., Class - A
(Capital Markets) .............. —
88,400 Haitong Securities Co. Ltd., H Shares
(Capital Markets) .............. 77
136,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 394
45,000 Hengli Petrochemical Co. Ltd., Class - A
(Chemicals) .................. 95
3,100 Hithink RoyalFlush Information Network
Co. Ltd., Class - A ( Capital Markets) 122
45,000 Hua Hong Semiconductor Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 125
25,200 Huadong Medicine Co. Ltd., Class - A
(Health Care Providers & Services) . 119
352,000 Huaneng Power International, Inc., H Shares
(Independent Power and Renewable
Electricity Producers)(a) ......... 193
100 Huatai Securities Co. Ltd., Class - A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., H Shares (Capital
Markets) .................... 98
10,781 Hygon Information Technology Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 221
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
7,184 IEIT Systems Co. Ltd., Class - A
(Technology Hardware, Storage &
Peripherals) .................. $ 51
23,600
Iflytek Co. Ltd., Class - A (Software) .... 156
4,084,440 Industrial & Commercial Bank of China
Ltd., H Shares (Banks) .......... 2,723
757,900 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class - A (Metals & Mining)(b) 193
73,000
Innovent Biologics, Inc. (Biotechnology)(b) 342
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(b) ... 300
42,000 JD Logistics, Inc. (Air Freight & Logistics)
(a)(b) ...................... 68
127,707
JD.com, Inc. (Broadline Retail) ........ 2,217
244,000 Jiangsu Expressway Co. Ltd., H Shares
( Transportation Infrastructure) ..... 270
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class - A (Pharmaceuticals) ....... —
75,900 Juneyao Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 142
13,660 Kanzhun Ltd., ADR ( Interactive Media &
Services)(a)(b) ................ 189
36,918 KE Holdings, Inc., ADR (Real Estate
Management & Development) ..... 680
184,000 Kingdee International Software Group Co.
Ltd. (Software)(b) ............. 200
62,000
Kingsoft Corp. Ltd. (Entertainment)(a) ... 266
116,100 Kuaishou Technology, Class - W (Interactive
Media & Services)(b) ........... 609
4,700 Kweichow Moutai Co. Ltd., Class - A
(Beverages) .................. 981
370,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 476
46,500 Lens Technology Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 139
64,414
Li Auto, Inc., Class - A (Automobiles)(b) . 769
132,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 276
132,500 Longfor Group Holdings Ltd. (Real Estate
Management & Development)(a)(b) 168
32,219 Luxshare Precision Industry Co. Ltd., Class
- A (Electronic Equipment, Instruments
& Components) ............... 180
254,928 Meituan, Class - W ( Hotels, Restaurants &
Leisure)(b) .................. 4,957
20,000 Midea Group Co. Ltd. (Household Durables)
(b) ........................ 192
30,000 MINISO Group Holding Ltd., Class - A
(Broadline Retail)^ ............. 179
7,280 Muyuan Foods Co. Ltd., Class - A (Food
Products) .................... 38
97,400
NetEase, Inc. (Entertainment) ......... 1,734
20,200 New China Life Insurance Co. Ltd., Class -
A (Insurance) ................. 138
52,000 New China Life Insurance Co. Ltd., H
Shares (Insurance) ............. 157

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
86,200 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services) .................... $ 550
76,380
NIO, Inc., Class - A (Automobiles)(b) ... 335
116,400 Nongfu Spring Co. Ltd., H Shares
(Beverages) .................. 503
151,600 PetroChina Co. Ltd., Class - A ( Oil, Gas &
Consumable Fuels) ............. 186
988,000 PetroChina Co. Ltd., H Shares (Oil, Gas &
Consumable Fuels) ............. 773
330,000 PICC Property & Casualty Co. Ltd., H
Shares (Insurance) ............. 519
378,517 Ping An Insurance Group Co. of China Ltd.
( Insurance) .................. 2,222
29,000 Pop Mart International Group Ltd.
(Specialty Retail) .............. 332
3,394 Qifu Technology, Inc., ADR (Consumer
Finance) .................... 130
20,800 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... 148
154,100 Rongsheng Petrochemical Co. Ltd., Class -
A (Chemicals) ................ 191
45,700 SAIC Motor Corp. Ltd., Class - A
(Automobiles) ................ 130
5,100 Seres Group Co. Ltd., Class - A
(Automobiles) ................ 93
12,000 Shaanxi Coal Industry Co. Ltd. ( Oil, Gas &
Consumable Fuels) ............. 38
55,400 Shanghai Electric Group Co. Ltd., Class - A
(Electrical Equipment)(b) ........ 62
167,100 Shanghai Pharmaceuticals Holding Co. Ltd.,
H Shares (Health Care Providers &
Services) .................... 271
6,090 Shanghai Putailai New Energy Technology
Co. Ltd., Class - A (Chemicals) .... 13
160,200 Shanghai Rural Commercial Bank Co. Ltd.,
Class - A (Banks) .............. 187
47,640 Shanjin International Gold Co. Ltd., Class -
A (Metals & Mining) ........... 100
48,200 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(a) 380
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 107
19,000 Silergy Corp. (Semiconductors &
Semiconductor Equipment) ....... 233
106,800 Sinopharm Group Co. Ltd., H Shares
(Health Care Providers & Services) . 291
114,000 Smoore International Holdings Ltd.
(Tobacco) ................... 194
18,500 Spring Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 146
11,640 Sungrow Power Supply Co. Ltd., Class - A
(Electrical Equipment) .......... 118
38,427 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 337
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
15,600 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class - A ( Electronic
Equipment, Instruments &
Components) ................. $ 62
3,968 Suzhou Maxwell Technologies Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 57
23,590 TAL Education Group, ADR (Diversified
Consumer Services)(b) .......... 236
329,886 Tencent Holdings Ltd. (Interactive Media &
Services)(a) .................. 17,609
40,459 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 459
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 182
30,600 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure)(b) .................. 2,106
8,000
Tsingtao Brewery Co. Ltd. (Beverages) .. 58
30,940 Unisplendour Corp. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 118
24,174 Vipshop Holdings Ltd., ADR ( Broadline
Retail) ...................... 326
50,500 Weichai Power Co. Ltd., Class - A
(Machinery) ................. 95
54,000 Weichai Power Co. Ltd., H Shares
(Machinery) ................. 82
44,260 Wens Foodstuff Group Co. Ltd., Class - A
(Food Products) ............... 100
134,279 Wuhan Guide Infrared Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 137
19,900 Wuliangye Yibin Co. Ltd., Class - A
(Beverages) .................. 382
22,060 WUS Printed Circuit Kunshan Co. Ltd.,
Class - A ( Electronic Equipment,
Instruments & Components) ...... 120
27,200 WuXi AppTec Co. Ltd., Class - A (Life
Sciences Tools & Services) ....... 205
11,640 WuXi AppTec Co. Ltd., H Shares (Life
Sciences Tools & Services) ....... 84
173,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(b) ........... 388
775,200 Xiaomi Corp., Class - W (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 3,400
276,481 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment)(b) ... 110
64,064
XPeng, Inc., A Shares (Automobiles)(b) .. 377
100,000 Yadea Group Holdings Ltd. (Automobiles)
(a)(b) ...................... 165
40,170 Yankuang Energy Group Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 78
238,700 Yankuang Energy Group Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 274
17,070 Yealink Network Technology Corp.
Ltd., Class - A (Communications
Equipment) .................. 90

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
100,576 Yonyou Network Technology Co. Ltd.,
Class - A (Software)(b) .......... $ 148
21,431 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 1,032
10,800 Yunnan Energy New Material Co. Ltd.,
Class - A (Chemicals) ........... 47
12,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class - A (Pharmaceuticals) 356
13,440 Zhejiang Dingli Machinery Co. Ltd., Class -
A (Machinery) ................ 119
415,720 Zhejiang Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 298
41,200 Zhejiang Leapmotor Technology Co. Ltd.
(Automobiles)(b) .............. 170
8,200 Zhejiang Supor Co. Ltd., Class - A
(Household Durables) ........... 60
75,900 Zheshang Securities Co. Ltd., Class - A
(Capital Markets) .............. 127
4,720 Zhongji Innolight Co. Ltd., Class - A
(Communications Equipment) ..... 79
46,000 Zhongsheng Group Holdings Ltd. (Specialty
Retail) ...................... 82
119,300 Zijin Mining Group Co. Ltd., Class - A
(Metals & Mining) ............. 247
218,000 Zijin Mining Group Co. Ltd., H Shares
(Metals & Mining) ............. 393
167,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class - A
(Machinery) ................. 166
57,400 ZTE Corp., Class - A (Communications
Equipment) .................. 317
12,400 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 243
99,876
Colombia — 0.08%
17,141
Bancolombia SA (Banks) ............ 146
46,828
Bancolombia SA, Preference Shares (Banks) 375
521
Cyprus — 0.00%
7,712 TCS Group Holding PLC, GDR (Banks)(b)
(c) ........................ —
Czech Republic — 0.07%
94,203
Moneta Money Bank A/S (Banks)(a) .... 480
Egypt — 0.04%
174,531 Commercial International Bank - Egypt
(CIB) (Banks) ................ 270
Greece — 0.25%
158,319
Alpha Services and Holdings SA (Banks) . 264
151,431 Eurobank Ergasias Services and Holdings
SA (Banks) .................. 349
Shares Security Description
Value
(000)
Common Stocks (continued)
Greece (continued)
13,686 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... $ 211
3,542 Metlen Energy & Metals SA (Industrial
Conglomerates) ............... 123
41,073
National Bank of Greece SA (Banks)(a) .. 325
66,610
Piraeus Financial Holdings SA (Banks)(a) 265
10,619
Public Power Corp. SA (Electric Utilities)(a) 135
1,672
Hong Kong — 0.61%
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)(a)(b) ................. 147
853,733 Beijing Enterprises Water Group Ltd. (Water
Utilities)(a) .................. 275
252,000 China Overseas Land & Investment
Ltd. ( Real Estate Management &
Development) ................ 398
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 332
193,261 China Resources Land Ltd. (Real Estate
Management & Development) ..... 555
176,143 China Resources Power Holdings Co. Ltd.
( Independent Power and Renewable
Electricity Producers) ........... 426
384,000 China Ruyi Holdings Ltd.
(Entertainment)^(b) ............ 121
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 176
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(a) ................ 118
397,000
Far East Horizon Ltd. (Financial Services) 290
1,248,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(b) ................ 172
335,000 Geely Automobile Holdings Ltd.
(Automobiles)(a) .............. 632
18,000 Hansoh Pharmaceutical Group Co. Ltd.
(Pharmaceuticals)(a) ........... 40
735,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(a) ........... 300
3,982
Hungary — 0.18%
33,728 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 232
10,618
OTP Bank Nyrt (Banks) ............. 581
13,037
Richter Gedeon Nyrt (Pharmaceuticals) .. 342
1,155
India — 13.12%
1,582
ABB India Ltd. (Electrical Equipment)(b) 127
11,071 Adani Enterprises Ltd. (Trading Companies
& Distributors)(a)(b) ........... 326

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
19,562 Adani Green Energy Ltd. (Independent
Power and Renewable Electricity
Producers)(b) ................. $ 237
42,865 Adani Ports & Special Economic Zone Ltd.
( Transportation Infrastructure)(b) .. 615
58,519 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(b) 361
62,569 Ambuja Cements Ltd. (Construction
Materials) ................... 391
15,738 APL Apollo Tubes Ltd. (Metals & Mining)
(b) ........................ 288
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services)(b) ..... 745
25,951
Asian Paints Ltd. (Chemicals) ......... 690
28,215 Aurobindo Pharma Ltd. (Pharmaceuticals)
(a) ........................ 439
13,653 Avenue Supermarts Ltd. ( Consumer Staples
Distribution & Retail)(a)(b) ...... 567
142,645
Axis Bank Ltd. (Banks) ............. 1,769
5,199
Bajaj Auto Ltd. (Automobiles)(b) ...... 533
16,354
Bajaj Finance Ltd. (Consumer Finance)(a) 1,301
35,733
Bajaj Finserv Ltd. ( Financial Services)(b) 653
212,131 Bharat Electronics Ltd. (Aerospace &
Defense)(a) .................. 724
96,973 Bharat Heavy Electricals Ltd. (Electrical
Equipment)(b) ................ 259
126,212 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 429
138,003 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(a) ... 2,555
2,697
BSE Ltd. (Capital Markets) ........... 167
55,610 CG Power & Industrial Solutions Ltd.
(Electrical Equipment) .......... 472
8,842,285 Chennai Super Kings Cricket Ltd.
( Entertainment)(b)(c) ........... 11,206
33,053 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance)(b) ... 457
151,367 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(a) .................... 678
12,833
Cummins India Ltd. (Machinery) ....... 489
1,174 Dixon Technologies India Ltd. (Household
Durables) ................... 245
89,577 DLF Ltd. (Real Estate Management &
Development)(a) .............. 861
59,970 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 947
13,648
Eicher Motors Ltd. (Automobiles)(a) .... 768
289,126
GAIL India Ltd. (Gas Utilities) ........ 643
65,886
HCL Technologies Ltd. (IT Services) .... 1,471
263,615
HDFC Bank Ltd. (Banks) ............ 5,451
18,156
HDFC Life Insurance Co. Ltd. (Insurance) 131
3,798
Hero MotoCorp Ltd. ( Automobiles)(a) ... 184
14,132 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 688
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(a) .................. 1,253
291,051
ICICI Bank Ltd. (Banks)(a) ........... 4,349
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
208,399 Indian Oil Corp. Ltd. ( Oil, Gas &
Consumable Fuels) ............. $ 330
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 132
5,308 Info Edge India Ltd. (Interactive Media &
Services) .................... 537
185,601
Infosys Ltd. (IT Services) ............ 4,066
16,494 InterGlobe Aviation Ltd. (Passenger
Airlines)(a)(b) ................ 876
212,172
ITC Ltd. (Tobacco)(a) ............... 1,196
197,990 Jio Financial Services Ltd. (Financial
Services)(b) .................. 689
60,146
Kotak Mahindra Bank Ltd. (Banks)(a) ... 1,252
42,083 Larsen & Toubro Ltd. (Construction &
Engineering)(a) ............... 1,769
31,578 Macrotech Developers Ltd. (Real Estate
Management & Development)(b) .. 512
52,370 Mahindra & Mahindra Ltd. (Automobiles)
(a)(b) ...................... 1,833
6,779
Maruti Suzuki India Ltd. ( Automobiles) .. 858
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(a)(b) ...... 541
468,093
NMDC Ltd. (Metals & Mining)(b) ..... 359
332,779 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(a) 1,293
216,855 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 605
14,993 Oil India Ltd. (Oil, Gas & Consumable
Fuels) ...................... 75
8,759
PB Fintech Ltd. (Insurance)(a)(b) ...... 215
28,216
Pidilite Industries Ltd. (Chemicals) ..... 957
1,602
Polycab India Ltd. (Electrical Equipment)(a) 136
105,295 Power Finance Corp. Ltd. (Financial
Services) .................... 550
302,288 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 1,088
29,002 Rail Vikas Nigam Ltd. ( Construction &
Engineering)(b) ............... 143
84,438
REC Ltd. (Financial Services) ......... 492
332,412 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 4,708
87,230 Samvardhana Motherson International Ltd.
(Automobile Components)(a) ..... 158
30,301
SBI Life Insurance Co. Ltd. (Insurance) .. 491
1,690 Shree Cement Ltd. (Construction Materials)
(a) ........................ 506
6,652 Shriram Finance Ltd. (Consumer Finance)
(a) ........................ 224
2,450
Siemens Ltd. (Industrial Conglomerates) . 187
117,871
State Bank of India (Banks)(a) ........ 1,092
71,547 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,575
570,140 Suzlon Energy Ltd. (Electrical Equipment)
(b) ........................ 413
55,668 Tata Consultancy Services Ltd. (IT Services)
(a) ........................ 2,657
115,265
Tata Motors Ltd. (Automobiles)(a) ..... 994

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
557,034
Tata Steel Ltd. (Metals & Mining) ...... $ 896
16,859 The Indian Hotels Co. Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 172
34,381
The Tata Power Co. Ltd. (Electric Utilities) 157
25,294 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 959
1,907
Torrent Power Ltd. (Electric Utilities)(b) . 33
11,512
Trent Ltd. (Specialty Retail) .......... 955
8,326 Tube Investments of India Ltd. (Automobile
Components) ................. 347
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 152
10,293 UltraTech Cement Ltd. (Construction
Materials) ................... 1,371
50,549
United Spirits Ltd. (Beverages) ........ 958
51,325
Varun Beverages Ltd. (Beverages)(a)(b) .. 383
98,222
Vedanta Ltd. ( Metals & Mining) ....... 509
611,114 Vodafone Idea Ltd. (Wireless
Telecommunication Services)(a)(b) . 57
228,424
Wipro Ltd. (IT Services)(a) ........... 803
1,074,947
Yes Bank Ltd. (Banks)(a)(b) .......... 245
385,126 Zomato Ltd. ( Hotels, Restaurants & Leisure)
(a)(b) ...................... 1,248
86,223
Indonesia — 0.95%
347,700 PT Amman Mineral Internasional (Metals &
Mining)(b) .................. 182
1,820,000 PT Astra International Tbk (Industrial
Conglomerates) ............... 553
3,667,685
PT Bank Central Asia Tbk (Banks) ..... 2,206
801,100
PT Bank Mandiri Persero Tbk (Banks) ... 282
4,081,400 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 1,032
834,404
PT Barito Pacific Tbk (Chemicals) ...... 47
296,600
PT Chandra Asri Pacific Tbk (Chemicals) . 138
1,224,000 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 362
32,225,600 PT GoTo Gojek Tokopedia Tbk (Broadline
Retail)(b) ................... 139
271,300 PT Indah Kiat Pulp & Paper Tbk ( Paper &
Forest Products) ............... 114
818,700 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 392
2,678,335
PT Kalbe Farma Tbk (Pharmaceuticals) .. 226
237,400 PT Merdeka Copper Gold Tbk (Metals &
Mining)(a)(b) ................ 24
2,673,450 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(a) .................. 448
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 106
6,251
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) — 0.52%
35,464 PDD Holdings, Inc., ADR ( Broadline Retail)
(b) ........................ $ 3,440
Korea, Republic Of — 0.29%
2,173
Alteogen, Inc. (Biotechnology)(b) ...... 451
478 Ecopro Materials Co. Ltd. (Electrical
Equipment)(b) ................ 21
904
Enchem Co. Ltd. (Chemicals)(b) ....... 81
2,605
Hanjin Kal Corp. (Passenger Airlines) ... 132
2,645 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 145
1,410 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 362
871 HD Hyundai Heavy Industries Co. Ltd.
( Machinery)(b) ............... 169
893
HYBE Co. Ltd. (Entertainment)(b) ..... 117
2,216
Hyundai Rotem Co. Ltd. (Machinery)(b) . 74
3,445 Meritz Financial Group, Inc. (Financial
Services)(b) .................. 242
1,319
Posco DX Co. Ltd. (IT Services) ....... 17
764 SK Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a)(b) ......... 57
647
SKC Co. Ltd. (Chemicals)(b) ......... 46
1,914
Kuwait — 0.37%
356,902
Boubyan Bank KSCP (Banks) ......... 650
518,004
Kuwait Finance House KSCP (Banks) ... 1,255
171,764
National Bank of Kuwait SAKP (Banks) . 499
2,404
Malaysia — 0.91%
241,900
AMMB Holdings Berhad (Banks) ...... 297
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 49
288,600 IHH Healthcare Berhad ( Health Care
Providers & Services) ........... 472
616,100
IOI Corp. Berhad (Food Products) ...... 535
378,796
Malayan Banking Berhad (Banks) ...... 868
185,600 Malaysia Airports Holdings Berhad
(Transportation Infrastructure) ..... 439
221,100 Maxis Berhad (Wireless Telecommunication
Services)(a) .................. 181
15,300
Petronas Gas Berhad (Gas Utilities) ..... 61
396,800 Press Metal Aluminium Holdings Berhad
(Metals & Mining)(a) ........... 435
983,500
Public Bank Berhad (Banks) .......... 1,002
792,700
QL Resources Berhad (Food Products) ... 844
395,000
SD Guthrie Berhad (Food Products) ..... 437
558,900 Sime Darby Berhad (Industrial
Conglomerates) ............... 295
50,100
YTL Corp. Berhad (Multi-Utilities) ..... 30

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
19,900 YTL Power International Berhad (Multi-
Utilities) .................... $ 20
5,965
Mexico — 1.05%
51,370 Alfa SAB de CV, Class - A (Industrial
Conglomerates) ............... 37
968,501 America Movil SAB de CV, Class - B
(Wireless Telecommunication
Services) .................... 695
880,943
Cemex SAB de CV (Construction Materials) 494
56,133
Coca-Cola Femsa SAB de CV (Beverages) 436
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(a) .......... 155
124,166 Fomento Economico Mexicano SAB de CV
( Beverages) .................. 1,057
19,755 Grupo Aeroportuario del Pacifico SAB
de CV, Class - B (Transportation
Infrastructure) ................ 347
15,545 Grupo Aeroportuario del Sureste SAB
de CV, Class - B (Transportation
Infrastructure) ................ 399
131,217 Grupo Bimbo SAB de CV, Class - A (Food
Products) .................... 348
8,482 Grupo Carso SAB de CV, Series A1
(Industrial Conglomerates) ....... 47
152,000 Grupo Financiero Banorte SAB de CV,
Class - O (Banks) .............. 977
190,329 Grupo Mexico SAB de CV, Class - B
( Metals & Mining) ............. 903
15,087 Industrias Penoles SAB de CV (Metals &
Mining)(b) .................. 193
298,041 Kimberly-Clark de Mexico SAB de CV,
Class - A (Household Products) .... 420
56,466 Prologis Property Mexico SA de CV
(Industrial REITs)(a) ........... 157
80,000 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... 211
6,876
Netherlands — 0.22%
42,217 NEPI Rockcastle N.V. (Real Estate
Management & Development)(a) ... 309
28,474
Prosus N.V. ( Broadline Retail)(a)(b) .... 1,131
1,440
Peru — 0.14%
11,279 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 130
4,457
Credicorp Ltd. (Banks) .............. 817
947
Philippines — 0.28%
535,100 Ayala Land, Inc. ( Real Estate Management
& Development)(a) ............ 241
Shares Security Description
Value
(000)
Common Stocks (continued)
Philippines (continued)
6,020 International Container Terminal Services,
Inc. (Transportation Infrastructure)(a) $ 40
22,670 Jollibee Foods Corp. (Hotels, Restaurants &
Leisure) .................... 105
503,283
Metropolitan Bank & Trust Co. (Banks) .. 624
13,195 PLDT, Inc. (Wireless Telecommunication
Services) .................... 295
35,763 SM Investments Corp. (Industrial
Conglomerates) ............... 552
1,857
Poland — 0.47%
31,442
Allegro.eu SA ( Broadline Retail)(a)(b) ... 206
14,812
Bank Polska Kasa Opieki SA (Banks)(a) . 495
789 Budimex SA (Construction & Engineering)
(a) ........................ 89
3,287
CD Projekt SA (Entertainment) ........ 153
2,480 Dino Polska SA ( Consumer Staples
Distribution & Retail)(b) ........ 234
3,670 KGHM Polska Miedz SA (Metals &
Mining) ..................... 102
50
LPP SA (Textiles, Apparel & Luxury Goods) 188
28,478
ORLEN SA (Oil, Gas & Consumable Fuels) 327
9,118 PGE Polska Grupa Energetyczna SA
(Electric Utilities)(b) ........... 13
54,744 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 794
45,362 Powszechny Zaklad Ubezpieczen SA
(Insurance)(a) ................ 504
3,105
Qatar — 0.56%
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 170
548,684
Masraf Al Rayan QSC (Banks) ........ 371
185,247 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 76
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 499
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 167
140,239
Qatar Islamic Bank QPSC (Banks) ..... 823
255,270
Qatar National Bank QPSC (Banks) ..... 1,212
328,171
The Commercial Bank PSQC (Banks) ... 392
3,710
Russia — 0.13%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(b)(c) ........ —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(b) (c) .................. —

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Russia (continued)
766,486 Moscow Exchange MICEX PJSC (Capital
Markets)(b)(c) ................ $ —
31,318 Nebius Group N.V., Class - A (Interactive
Media & Services) ............. 868
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
3,734
Polyus PJSC ( Metals & Mining)(b)(c) ... —
357,956
Sberbank of Russia PJSC (Banks)(b)(c) .. —
113,164 Severstal PAO, GDR (Metals & Mining)(b)
(c) ........................ —
38,369 Solidcore Resources PLC (Metals &
Mining)(b)(c) ................ —
125,880 Tatneft PJSC ( Oil, Gas & Consumable
Fuels)(b)(c) .................. —
162,920
VTB Bank PJSC (Banks)(b)(c) ........ —
868
Saudi Arabia — 2.44%
7,910 ACWA Power Co. (Independent Power and
Renewable Electricity Producers) .. 846
7,737 Ades Holding Co. ( Energy Equipment &
Services) .................... 36
104,959
Al Rajhi Bank (Banks) .............. 2,638
1,557 Al Rajhi Co. for Co-operative Insurance
(Insurance)(b) ................ 71
60,828
Alinma Bank (Banks) ............... 469
21,681
Almarai Co. JSC (Food Products) ...... 330
32,755
Bank AlBilad (Banks) ............... 340
109,337
Banque Saudi Fransi (Banks) ......... 460
6,816 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 376
63,734 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(b) .............. 256
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 342
1,587
Elm Co. (IT Services) ............... 471
17,324 Mobile Telecommunications Co. Saudi
Arabia (Wireless Telecommunication
Services) .................... 47
90,244
Riyad Bank (Banks) ................ 686
19,058
SABIC Agri-Nutrients Co. (Chemicals) .. 563
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 308
2,682 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 180
73,592 Saudi Arabian Mining Co. (Metals &
Mining)(b) .................. 984
187,939 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels) ............. 1,403
67,673
Saudi Awwal Bank (Banks)(a) ......... 606
49,889
Saudi Basic Industries Corp. (Chemicals) . 890
72,167 Saudi Industrial Investment Group
(Chemicals) .................. 320
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
100,810 Saudi Kayan Petrochemical Co. (Chemicals)
(b) ........................ $ 188
1,130
Saudi Research & Media Group (Media)(b) 83
5,440 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 314
107,857 Saudi Telecom Co. (Diversified
Telecommunication Services) ..... 1,148
7,563 The Co. for Cooperative Insurance
(Insurance) .................. 297
155,468
The Saudi National Bank (Banks) ...... 1,380
16,032
South Africa — 1.55%
43,142
Absa Group Ltd. (Banks) ............ 434
5,001 Anglo American Platinum Ltd. (Metals &
Mining)(a) ................... 151
27,665 Aspen Pharmacare Holdings Ltd.
(Pharmaceuticals) ............. 242
33,177 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 757
31,869 Bidvest Group Ltd. (Industrial
Conglomerates) ............... 445
5,363
Capitec Bank Holdings Ltd. (Banks) .... 891
45,796
Discovery Ltd. (Insurance)(a) ......... 473
275,980
FirstRand Ltd. (Financial Services) ..... 1,107
49,698
Gold Fields Ltd. ( Metals & Mining)(a) ... 651
25,759 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 207
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining)(b) .................. 228
85,707 MTN Group Ltd. (Wireless
Telecommunication Services) ..... 417
9,362
Naspers Ltd., Class - N (Broadline Retail) 2,073
20,893
Nedbank Group Ltd. (Banks)(a) ....... 312
144,156
Old Mutual Ltd. (Insurance) .......... 96
15,002
Remgro Ltd. (Financial Services) ...... 123
34,236
Sanlam Ltd. (Insurance)(a) ........... 158
30,208
Sasol Ltd. (Chemicals) .............. 133
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 153
197,186 Sibanye Stillwater Ltd. (Metals & Mining)
(b) ........................ 157
75,166
Standard Bank Group Ltd. (Banks) ..... 884
22,743 Woolworths Holdings Ltd. (Broadline
Retail)(a) .................... 75
10,167
South Korea — 4.98%
1,887 Amorepacific Corp. (Personal Care
Products)(b) ................. 134
9,211
Celltrion, Inc. (Biotechnology)(a) ...... 1,161
1,130
CJ CheilJedang Corp. ( Food Products) ... 195
5,646
Coway Co. Ltd. (Household Durables) ... 255
4,146
DB Insurance Co. Ltd. (Insurance)(a) .... 288

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
28,711 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. $ 338
2,690 Ecopro BM Co. Ltd. ( Electrical Equipment)
(b) ........................ 197
5,661
Ecopro Co. Ltd. (Chemicals)(b) ........ 217
1,990 GS Holdings Corp. (Industrial
Conglomerates)(b) ............. 53
14,221
Hana Financial Group, Inc. (Banks) ..... 544
2,925 Hankook Tire & Technology Co. Ltd.
( Automobile Components)(b) ..... 76
1,716 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 378
3,023
Hanwha Ocean Co. Ltd. (Machinery)(b) .. 76
2,667 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery)(b) 410
6,763 HLB, Inc. (Health Care Equipment &
Supplies)(b) .................. 332
15,344
HMM Co. Ltd. (Marine Transportation)(b) 183
406 Hyundai Glovis Co. Ltd. (Air Freight &
Logistics) ................... 32
3,431 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 546
2,956
Hyundai Motor Co. (Automobiles) ..... 310
5,485
Hyundai Motor Co. (Automobiles) ..... 779
2,371 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 243
11,325
Industrial Bank of Korea (Banks) ...... 110
15,587
Kakao Corp. ( Interactive Media & Services) 400
11,697
KakaoBank Corp. (Banks)(b) ......... 165
20,423
KB Financial Group, Inc. (Banks) ...... 1,150
12,842
Kia Corp. (Automobiles) ............ 869
446 Korea Aerospace Industries Ltd. (Aerospace
& Defense)(b) ................ 17
23,780 Korea Electric Power Corp. (Electric
Utilities)(b) .................. 322
214
Korea Zinc Co. Ltd. (Metals & Mining) .. 145
1,583
Krafton, Inc. (Entertainment)(b) ....... 334
6,405
KT&G Corp. (Tobacco)(a) ........... 464
1,578
Kumho Petrochemical Co. Ltd. ( Chemicals) 97
929
L&F Co. Ltd. (Electrical Equipment)(b) .. 50
2,567
LG Chem Ltd. (Chemicals)(b) ......... 430
500 LG Chem Ltd., Preference Shares
(Chemicals)(b) ................ 53
2,303
LG Corp. (Industrial Conglomerates)(a)(b) 112
24,801 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(b) .... 151
4,131
LG Electronics, Inc. (Household Durables) 232
2,532 LG Energy Solution Ltd. (Electrical
Equipment)(b) ................ 591
907 LG H&H Co. Ltd. (Personal Care
Products) (b) ................. 187
901 LG Innotek Co. Ltd. (Electronic Equipment,
Instruments & Components)(b) .... 98
1,014
LS Electric Co. Ltd. (Electrical Equipment) 110
32,528 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 175
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
6,519 NAVER Corp. ( Interactive Media &
Services)(b) .................. $ 870
1,796 POSCO Future M Co. Ltd. (Electrical
Equipment) .................. 170
3,634
POSCO Holdings, Inc. (Metals & Mining) 620
3,251 Posco International Corp. (Trading
Companies & Distributors) ....... 86
1,124 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(b) ........... 720
4,862 Samsung C&T Corp. (Industrial
Conglomerates) ............... 376
13,230 Samsung E&A Co. Ltd. (Construction &
Engineering)(a)(b) ............. 148
3,398 Samsung Electro-Mechanics Co. Ltd.
( Electronic Equipment, Instruments &
Components) ................. 282
239,557 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 8,551
40,397 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 1,200
2,124 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 514
44,034 Samsung Heavy Industries Co. Ltd.
(Machinery)(b) ............... 336
4,748 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 304
2,866 Samsung SDI Co. Ltd. ( Electronic
Equipment, Instruments &
Components) ................. 474
486
Samsung SDS Co. Ltd. (IT Services) .... 42
25,667
Shinhan Financial Group Co. Ltd. (Banks) 832
27,759 SK Hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,182
3,807 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 288
5,755 SK Square Co. Ltd. (Industrial
Conglomerates)(b) ............. 302
919
SK, Inc. (Industrial Conglomerates) ..... 82
10,357
Woori Financial Group, Inc. (Banks) .... 108
3,195
Yuhan Corp. (Pharmaceuticals) ........ 257
32,753
Taiwan — 11.45%
23,000 Accton Technology Corp. (Communications
Equipment) .................. 541
96,000 Acer, Inc. (Technology Hardware, Storage &
Peripherals) .................. 116
9,904
Airtac International Group (Machinery) .. 254
5,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 498
196,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 966
367,971
Asia Cement Corp. (Construction Materials) 453

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
17,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. $ 321
39,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 731
62,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 366
212,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 441
21,000 Chailease Holding Co. Ltd. (Financial
Services) .................... 72
200,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 299
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,054
322,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 369
489,000 CTBC Financial Holding Co. Ltd. (Banks)
(a) ........................ 582
107,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 1,401
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 325
23,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 356
4,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 409
62,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 425
289,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services)(a) .................. 787
25,000 Feng TAY Enterprise Co. Ltd. (Textiles,
Apparel & Luxury Goods) ....... 101
14,000
Formosa Plastics Corp. (Chemicals) ..... 15
8,000 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. 137
518,046 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,425
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 240
5,000 Global Unichip Corp. ( Semiconductors &
Semiconductor Equipment) ....... 206
24,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 279
637,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 3,563
3,000
Hotai Motor Co. Ltd. (Specialty Retail) .. 57
493,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 216
10,000 International Games System Co. Ltd.
(Entertainment) ............... 297
150,000 Inventec Corp. ( Technology Hardware,
Storage & Peripherals) .......... 229
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
1,000 Jentech Precision Industrial Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. $ 46
1,434,000
KGI Financial Holding Co. Ltd. (Insurance) 751
6,000 Largan Precision Co. Ltd. ( Electronic
Equipment, Instruments &
Components) ................. 489
137,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 416
78,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,395
1,152,475
Mega Financial Holding Co. Ltd. (Banks) 1,359
61,000
Nan Ya Plastics Corp. (Chemicals) ...... 56
133,000 Nanya Technology Corp. (Semiconductors
& Semiconductor Equipment)(a)(b) . 118
39,000 Novatek Microelectronics Corp.
( Semiconductors & Semiconductor
Equipment) .................. 596
151,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 422
13,000
PharmaEssentia Corp. (Biotechnology)(b) 244
324,620 Pou Chen Corp. (Textiles, Apparel &
Luxury Goods) ............... 365
140,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,219
15,000 Realtek Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 259
205,908 Ruentex Development Co. Ltd. ( Real Estate
Management & Development) ..... 269
332,000 Shin Kong Financial Holding Co. Ltd.
(Insurance)(b) ................ 119
78,000 SinoPac Financial Holdings Co. Ltd.
(Banks) ..................... 54
161,900 Synnex Technology International Corp.
( Electronic Equipment, Instruments &
Components) ................. 349
23,000 Taiwan Cooperative Financial Holding Co.
Ltd. (Banks) ................. 17
235,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 813
1,256,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 40,825
675,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 652
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 568
77,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 330
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 651
43,000 Vanguard International Semiconductor Corp.
( Semiconductors & Semiconductor
Equipment) .................. 131

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
2,000 Voltronic Power Technology Corp.
(Electrical Equipment) .......... $ 113
15,000
Wan Hai Lines Ltd. (Marine Transportation) 37
151,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 477
6,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(a) ........ 476
159,400 WPG Holdings Ltd. (Electronic Equipment,
Instruments & Components) ...... 332
27,303 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 449
93,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 215
1,047,425 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 1,084
15,000 Zhen Ding Technology Holding Ltd.
(Electronic Equipment, Instruments &
Components) ................. 55
75,282
Thailand — 0.82%
95,300 Advanced Info Service PCL, Class - F
(Wireless Telecommunication
Services) .................... 799
379,300 Airports of Thailand PCL (Transportation
Infrastructure) ................ 660
18,400 Bumrungrad Hospital PCL - NVDR ( Health
Care Providers & Services) ....... 107
171,633
Central Retail Corp. PCL (Broadline Retail) 170
161,300 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 715
344,700 Gulf Energy Development PCL
( Independent Power and Renewable
Electricity Producers)(a) ......... 599
298,800 Home Product Center PCL - NVDR
(Specialty Retail) .............. 82
17,600 Intouch Holdings PCL - NVDR (Wireless
Telecommunication Services) ..... 50
788,100
Krung Thai Bank PCL, Class - F (Banks) . 485
682,900 Minor International PCL (Hotels,
Restaurants & Leisure) .......... 519
197,875 PTT Exploration & Production PCL, Class -
F (Oil, Gas & Consumable Fuels) .. 696
220,042 PTT Global Chemical PCL, Class - F
(Chemicals) .................. 157
71,200 PTT PCL - NVDR (Oil, Gas & Consumable
Fuels) ...................... 66
56,900
SCB X PCL - NVDR (Banks) ......... 196
98,100 Thai Oil PCL (Oil, Gas & Consumable
Fuels) ...................... 82
115,900 True Corp. PCL - NVDR (Diversified
Telecommunication Services)(b) ... 38
5,421
Turkey — 0.39%
159,726
Akbank TAS (Banks) ............... 293
Shares Security Description
Value
(000)
Common Stocks (continued)
Turkey (continued)
121,556 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... $ 249
30,920 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 463
315,062 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 217
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining)(b) .. —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 188
634,536
Sasa Polyester Sanayi A/S (Chemicals)(b) 73
22,507 Turk Hava Yollari AO (Passenger Airlines)
(b) ........................ 179
77,984 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 204
71,086 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. 285
176,530 Turkiye Sise ve Cam Fabrikalari A/S
(Industrial Conglomerates) ....... 207
239,232
Yapi ve Kredi Bankasi A/S (Banks) ..... 207
2,565
United Arab Emirates — 0.81%
262,325
Abu Dhabi Commercial Bank PJSC (Banks) 744
157,883 Abu Dhabi National Oil Co. for Distribution
PJSC (Specialty Retail)(a) ....... 151
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 397
549,863
Dubai Islamic Bank PJSC (Banks) ...... 1,061
268,860 Emaar Properties PJSC (Real Estate
Management & Development) ..... 942
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 830
296,965
First Abu Dhabi Bank PJSC (Banks) .... 1,111
154,208 Multiply Group PJSC ( Industrial
Conglomerates)(b) ............. 87
5,323
United Kingdom — 0.09%
25,078
Anglogold Ashanti PLC (Metals & Mining) 561
United States — 0.17%
40,100
BeiGene Ltd. (Biotechnology)(b) ...... 572
4,494 Legend Biotech Corp., ADR
(Biotechnology)(b) ............. 146
4,629
Southern Copper Corp. (Metals & Mining) 422
1,140
Total Common Stocks .............. 400,190

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024 .
Shares Security Description
Value
(000)
Investment Companies — 39.05%
International Equity Funds — 35.61%
763,630
Aberdeen Asia Focus PLC ........... $ 2,801
305,224
Aberdeen Asian Income Fund Ltd. ...... 843
80,300
Aberdeen Asia-Pacific Income Fund .... 156
616,235 Aberdeen Emerging Markets Equity Income
Fund, Inc. ................... 3,198
187,410
Aberdeen New India Investment Trust PLC 1,919
401,778
Baillie Gifford China Growth Trust PLC . 1,129
19,444
Barings Emerging Emea Opportunities PLC 150
603,485
BlackRock Frontiers Investment Trust PLC 1,197
191,978 BlackRock Latin American Investment Trust
PLC ....................... 668
187,000
Fidelity Asian Values PLC ........... 1,180
651,970
Fidelity China Special Situations PLC ... 1,818
382,163
Fidelity Emerging Markets Ltd. ........ 3,319
386,000
INVESCO Asia Trust PLC ........... 1,643
434,050
iShares China Large-Cap ETF ......... 13,212
1,696,100
iShares Core MSCI Emerging Markets ETF 88,570
42,255
iShares MSCI South Korea ETF ....... 2,150
37,180
iShares MSCI Taiwan ETF ........... 1,924
42,216
JPMorgan Asia Growth & Income PLC .. 198
369,124
JPMorgan China Growth & Income ..... 1,037
2,761,687 JPMorgan Emerging Markets Investment
Trust PLC ................... 3,747
177,164 JPMorgan Indian Investment Trust PLC
Fund ....................... 2,311
420,069
Mobius Investment Trust PLC Fund ..... 755
76,700
Morgan Stanley China A Share Fund, Inc. 956
196,111
Pacific Horizon Investment Trust PLC ... 1,402
554,175
Schroder AsiaPacific Fund PLC ........ 3,718
9,312 Scottish Oriental Smaller Companies Trust
PLC Fund ................... 176
282,163
Templeton Dragon Fund, Inc. ......... 2,396
104,459
Templeton Emerging Markets Fund ..... 1,248
4,642,769 Templeton Emerging Markets Investment
Trust PLC ................... 9,537
140,523
The China Fund, Inc. ............... 1,676
54,869
The Korea Fund, Inc. ............... 1,012
135,793
The Mexico Fund, Inc. .............. 1,792
70,738
The Taiwan Fund, Inc. .............. 2,734
927,035 The Utilico Emerging Markets Trust PLC
Fund ....................... 2,472
1,077,560
Vanguard FTSE Emerging Markets ETF . 47,456
178,011
Vietnam Enterprise Investments Ltd. .... 1,363
265,000
VinaCapital Vietnam Opportunity Fund Ltd. 1,552
17,112
Weiss Korea Opportunity Fund Ltd. ..... 29
777,000 Xtrackers Harvest CSI 300 China A-Shares
ETF ....................... 20,567
234,011
Shares Security Description
Value
(000)
Investment Companies (continued)
International Fixed Income — 0.21%
848,100 JPMorgan Global Emerging Markets Income
Trust PLC Fund ............... $ 1,407
Money Market Funds — 3.23%
12,563 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 4.25%^^(d) 13
21,211,881 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.37%(d) .................... 21,212
21,225
Total Investment Companies ......... 256,643
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures ... 43
Total Investments (cost $579,155 )
— 99.94% 656,876
Other assets in excess of liabilities
— 0.06% 418
Net Assets - 100.00% $ 657,294
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of
December 31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Monashee
Investment
Management
LLC Total
Common Stocks ...................................................................................................... 0.22% 60.53% 0.13% — 60.88%
Investment Companies ............................................................................................ 9.98% 0.22% 14.89% 13.96% 39.05%
Purchased Options on Futures ................................................................................ — — — 0.01% 0.01%
Other Assets (Liabilities) ........................................................................................ 0.17% -0.29% 0.04% 0.14% 0.06%
Total Net Assets ................................................................................................. 10.37% 60.46% 15.06% 14.11% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future .......... 430 3/21/25 $ 23,087 $ (872)
$ 23,087 $ (872)
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 26 3/21/25 $ 7,716 $ 5
$ 7,716 $ 5
Total Unrealized Appreciation ..................... $ 5
Total Unrealized Depreciation ..................... (872)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (867)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 5 $ 1,506 $ 6,025.00 1/20/25 $ (30)
E-Mini S&P 500 Future Option ......................... Put 4 1,200 6,000.00 1/20/25 (21)
E-Mini S&P 500 Future Option ......................... Put 4 1,185 5,925.00 1/20/25 (13)
E-Mini S&P 500 Future Option ......................... Put 6 1,770 5,900.00 1/20/25 (17)
E-Mini S&P 500 Future Option ......................... Put 10 2,863 5,725.00 1/31/25 (19)
E-Mini S&P 500 Future Option ......................... Put 3 840 5,600.00 2/21/25 (6)
E-Mini S&P 500 Future Option ......................... Put 5 1,375 5,500.00 2/21/25 (7)
S&P 500 Future Option .............................. Put 1 590 5,900.00 1/20/25 (7)
S&P 500 Future Option .............................. Put 1 585 5,850.00 1/20/25 (5)
S&P 500 Future Option .............................. Put 1 578 5,775.00 1/20/25 (3)
S&P 500 Future Option .............................. Put 1 510 5,100.00 1/20/25 —
S&P 500 Future Option .............................. Put 2 1,165 5,825.00 1/20/25 (9)
S&P 500 Future Option .............................. Put 3 1,695 5,650.00 1/31/25 (9)
S&P 500 Future Option .............................. Put 2 1,160 5,800.00 1/31/25 (12)
S&P 500 Future Option .............................. Put 1 578 5,775.00 1/31/25 (5)
S&P 500 Future Option .............................. Put 4 2,300 5,750.00 1/31/25 (19)
S&P 500 Future Option .............................. Put 3 1,718 5,725.00 1/31/25 (13)
S&P 500 Future Option .............................. Put 5 2,850 5,700.00 1/31/25 (19)
S&P 500 Future Option .............................. Put 3 1,688 5,625.00 1/31/25 (8)
S&P 500 Future Option .............................. Put 4 2,190 5,475.00 2/21/25 (11)
S&P 500 Future Option .............................. Put 4 2,120 5,300.00 2/21/25 (8)
S&P 500 Future Option .............................. Put 4 2,100 5,250.00 2/21/25 (7)
$ (248)
Exchanged-traded options on futures contacts purchased as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Call 23 $ 7,073 $ 6,150.00 1/20/25 $ 5
S&P 500 Future Option .............................. Call 3 1,823 6,075.00 1/20/25 2
E-Mini S&P 500 Future Option ......................... Put 13 3,673 5,650.00 1/20/25 7
S&P 500 Future Option .............................. Put 3 1,703 5,675.00 1/20/25 4
S&P 500 Future Option .............................. Put 9 5,085 5,650.00 1/20/25 11
S&P 500 Future Option .............................. Put 6 3,435 5,725.00 1/20/25 14
$ 43

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
111
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.20%
$ 15 BMW Vehicle Lease Trust, Series 2023-2, Class - A4 ..................... 5.98 2/25/27 $ 15
15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 13
10 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 1/10/28 @
100.00 ................................................... 4.68 2/10/28 10
10 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 8/15/27 @ 100.00 ... 5.15 4/17/28 10
10 Discover Card Execution Note Trust, Series 2023-A1, Class - A .............. 4.31 3/15/28 10
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 10
30 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 9/15/28 @
100.00 ................................................... 4.84 3/15/29 31
10 Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 1/15/27 @
100.00 ................................................... 5.52 10/16/28 10
10 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 12/15/27
@ 100.00 ................................................ 4.77 4/16/29 15
25 Toyota Auto Receivables Owner Trust, Series 2024-C, Class - A4, Callable 2/15/28
@ 100.00 ................................................ 4.83 11/15/29 25
25 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 25
Total Asset Backed Securities ..................................... 184
Collateralized Mortgage-Backed Securities — 0.61%
20 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 18
— BANK, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 ......... 3.47 11/15/54 —
25 BANK, Series 2022-BNK41, Class - A4 .............................. 3.79(a) 4/15/65 23
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 17
10 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 11
15 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 14
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 9
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 13
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
10 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 9
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.32(a) 10/25/30 8
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 17
16 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 2.99(a) 12/25/27 15
15 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.06(a) 6/25/27 14
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 18
25 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.35(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2, Callable 5/25/30 @ 100.00 ................................. 1.31 5/25/30 17
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class -
A2, Callable 7/25/30 @ 100.00 ................................. 1.38 7/25/30 21
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2, Callable 5/25/35 @ 100.00 ................................ 1.72 5/25/35 15
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2, Callable 1/25/31 @ 100.00 ................................. 2.07 1/25/31 21
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2, Callable 3/25/29 @ 100.00 ................................. 2.12(a) 3/25/29 14
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2, Callable 8/25/36 @ 100.00 ................................ 2.18 8/25/36 7
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 48
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2, Callable 11/25/32 @ 100.00 ................................ 3.78 11/25/32 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2, Callable 3/25/30 @ 100.00 ................................. 4.41 3/25/30 $ 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 24
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 23
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 24
25 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 24
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 18
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 24
Total Collateralized Mortgage-Backed Securities ...................... 551
U.S. Government Agency Mortgages — 10.59%
38 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 28
40 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 30
19 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 14
14 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 12
19 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 15
18 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 16
18 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 13
18 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 13
20 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 15
13 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 11
17 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 15
20 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 16
36 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 31
18 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 14
36 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 28
31 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 27
20 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 16
36 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 28
27 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 23
22 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 19
42 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 32
16 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 14
38 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 30
38 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 30
19 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 15
20 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 15
17 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 13
17 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 13
15 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 13
35 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 27
37 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 29
40 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 31
30 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 26
17 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 13
36 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 28
19 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 15
39 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 30
18 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 14
37 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 29
18 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 14
20 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 15

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 17 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 $ 14
20 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 16
21 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 16
38 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 30
20 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 16
42 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 33
20 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 17
18 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 14
19 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 15
21 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 16
19 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 17
4 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 4
18 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 14
19 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 15
36 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 28
21 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 17
36 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 28
34 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 26
20 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 16
32 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 29
19 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 16
12 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 10
17 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 15
10 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 10
15 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 12
19 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 16
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
18 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 15
15 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 13
8 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 8
20 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 16
21 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 17
19 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 15
12 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 10
19 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 16
6 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 5
18 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 16
18 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 15
20 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 16
19 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 15
4 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 4
19 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 16
8 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 7
14 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 11
13 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 11
12 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 10
20 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 17
7 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
22 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 18
21 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 17
27 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 22
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
5 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 4
11 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 9
14 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 11
5 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 4
13 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 11
7 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 7
12 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 10

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 37 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 $ 30
19 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 15
20 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 16
16 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 13
14 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 12
21 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 18
7 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
9 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 8
4 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 4
8 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 8
6 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 5
11 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 9
8 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 7
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 3
6 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 5
4 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
18 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 15
4 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 3
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
16 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 14
7 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 6
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 3
9 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 7
6 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 5
10 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 9
5 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
7 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6
12 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 10
9 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 8
5 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 5
5 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
4 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
6 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
8 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 7
7 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 6
12 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 10
9 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 8
7 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 6
8 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 7
7 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 6
3 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
8 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 4
7 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 6
8 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 7
4 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
9 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 7
6 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 4
4 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 3
23 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
21 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 17
21 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 18
6 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
13 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 11
12 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 11
20 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 17
21 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 18
6 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 $ 17
25 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 22
10 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 9
12 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 10
21 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 18
2 Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 2
5 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 4
5 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
5 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 4
24 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 21
11 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 9
5 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 5
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
21 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 18
6 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 6
5 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 4
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
3 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
5 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 4
4 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
2 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 3
3 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 3
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 4
7 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
5 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 4
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
22 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 19
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 3
42 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 37
12 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 11
3 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 2
22 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 19
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 3
8 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 7
8 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 7
4 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 3
3 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 2
4 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 3
3 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 2
11 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 10
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 5
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
6 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
8 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 7
5 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
6 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 6
8 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 8
8 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 8
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
3 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 2
4 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 3
5 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
5 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 $ 3
23 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 21
4 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
6 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 5
6 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 6
8 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 8
7 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 6
8 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 7
5 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
1 Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 1
4 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 4
7 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
5 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 4
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 7
5 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 4
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
6 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 6
13 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 12
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
6 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 5
7 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 7
2 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 2
2 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
2 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 2
3 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
6 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 6
3 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
4 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 4
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
8 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 7
3 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 2
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 4
2 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
9 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 8
3 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 2
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 2
23 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 21
22 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 20
3 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 3
10 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 9
4 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 3
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 3
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 3
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
8 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 7
3 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
4 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
1 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 1
9 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 9
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
2 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 1
41 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 38

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 10 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 $ 9
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2
1 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 1
5 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 5
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
15 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 14
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
18 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 18
3 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
3 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 3
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 4
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
21 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 20
7 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 7
2 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 2
15 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 15
3 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 3
23 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 22
3 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 3
23 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 22
22 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 22
43 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 43
22 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 22
20 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 20
23 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 23
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 3
22 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 22
22 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 22
9 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 9
21 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 21
23 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 23
21 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 21
24 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 24
23 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 23
21 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 21
21 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 21
46 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 48
24 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 24
38 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 39
50 Fannie Mae, 15 YR TBA ......................................... 1.50 1/25/40 44
25 Fannie Mae, 15 YR TBA ......................................... 4.50 1/25/40 24
25 Fannie Mae, 15 YR TBA ......................................... 5.00 1/25/40 25
25 Fannie Mae, 30 YR TBA ......................................... 2.00 1/25/55 19
25 Fannie Mae, 30 YR TBA ......................................... 2.50 1/25/55 20
25 Fannie Mae, 30 YR TBA ......................................... 3.00 1/25/55 21
25 Fannie Mae, 30 YR TBA ......................................... 3.50 1/25/55 22
25 Fannie Mae, 30 YR TBA ......................................... 4.00 1/25/55 23
50 Fannie Mae, 30 YR TBA ......................................... 4.50 1/25/55 48
25 Fannie Mae, 30 YR TBA ......................................... 5.00 1/25/55 24
25 Fannie Mae, 30 YR TBA ......................................... 5.00 2/25/55 24
25 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/55 25
50 Fannie Mae, 30 YR TBA ......................................... 5.50 1/25/55 50
25 Fannie Mae, 30 YR TBA ......................................... 6.00 2/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 1/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 6.50 1/25/55 26
25 Fannie Mae, 30 YR TBA ......................................... 7.00 1/25/55 26
40 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 30
19 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 16
16 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 14

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 39 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 $ 29
19 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 15
15 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 13
19 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 16
21 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 17
20 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 16
16 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 13
16 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 14
16 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 15
19 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 16
41 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 32
20 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 16
21 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 16
21 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 16
19 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 15
19 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 15
19 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 15
18 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 14
21 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 17
35 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 28
16 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 14
38 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 30
36 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 28
17 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 14
38 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 30
19 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 15
37 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 29
39 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 31
39 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 30
20 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 16
43 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 33
42 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 33
43 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 33
18 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 15
14 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 12
16 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 14
18 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 14
34 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 30
16 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 13
40 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 31
37 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 29
26 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 23
19 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 15
11 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 10
12 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 10
19 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 15
18 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 15
20 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 17
20 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 17
18 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 15
22 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 18
29 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 24
12 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 10
20 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 16
15 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 12
15 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 12
14 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 12
22 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 18
41 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 34

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 $ 16
40 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 33
28 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 23
19 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 16
19 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 15
21 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 17
37 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 31
18 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 17
42 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 34
15 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 12
35 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 28
14 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 12
13 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 11
5 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 5
20 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 16
42 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 34
18 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 15
10 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 8
28 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 23
6 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 5
20 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 16
17 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 14
23 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 21
13 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 11
14 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 12
12 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 10
6 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5
11 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 9
30 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 26
9 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 8
6 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 6
8 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 6
20 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 17
13 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 11
14 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 12
8 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 7
34 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 29
11 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 10
4 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
21 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 18
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 5
9 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 8
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 4
3 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
5 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 5
3 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3
7 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 6
7 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 6
3 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 5
12 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 11
6 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 6
21 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 18
4 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 3
21 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 19
4 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
10 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 9
3 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 2

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 $ 4
44 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 40
2 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
3 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 2
4 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
12 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 11
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
45 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 41
6 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 5
7 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 6
7 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 6
7 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 6
22 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 20
45 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 44
22 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 20
23 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 22
2 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 2
22 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 21
45 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 45
24 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 23
6 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 6
24 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 23
25 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 24
23 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 22
23 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 22
22 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 22
22 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 21
23 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 23
22 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 21
25 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 24
24 Freddie Mac, Pool #SD8469 ....................................... 5.50 10/1/54 24
45 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 45
23 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 23
21 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 21
22 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 22
23 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 22
20 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 21
22 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 22
43 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 44
21 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 21
22 Freddie Mac, Pool #SD8409 ....................................... 6.00 3/1/54 22
24 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 24
22 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 22
21 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 21
21 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 21
37 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 38
23 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 24
19 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 19
24 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 24
21 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 21
4 Freddie Mac Gold, Pool #G18687 ................................... 2.50 5/1/33 4
7 Freddie Mac Gold, Pool #G07445 ................................... 2.50 7/1/43 6
7 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 7
7 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 7
3 Freddie Mac Gold, Pool #G18601 ................................... 3.00 5/1/31 3
5 Freddie Mac Gold, Pool #G08803 ................................... 3.00
3/1/48
4
6 Freddie Mac Gold, Pool #G61680 ................................... 3.00 4/1/47 5
5 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 5
2 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 2

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Freddie Mac Gold, Pool #G18663 ................................... 3.00 10/1/32 $ 7
14 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 12
4 Freddie Mac Gold, Pool #G08635 ................................... 3.00 4/1/45 3
5 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 5
11 Freddie Mac Gold, Pool #G08737 ................................... 3.00 12/1/46 9
— Freddie Mac Gold, Pool #J14069 .................................... 3.50 1/1/26 —
5 Freddie Mac Gold, Pool #J30284 .................................... 3.50 11/1/29 4
15 Freddie Mac Gold, Pool #G08554 ................................... 3.50 10/1/43 13
7 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 6
3 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 3
14 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 12
6 Freddie Mac Gold, Pool #G08784 ................................... 3.50 10/1/47 5
3 Freddie Mac Gold, Pool #G08770 ................................... 3.50 7/1/47 3
6 Freddie Mac Gold, Pool #Q43933 ................................... 3.50 10/1/46 5
4 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 4
6 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 5
7 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 6
4 Freddie Mac Gold, Pool #V83453 ................................... 3.50 10/1/47 4
7 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 6
3 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 3
4 Freddie Mac Gold, Pool #G08801 ................................... 4.00 2/1/48 3
4 Freddie Mac Gold, Pool #G08771 ................................... 4.00 7/1/47 4
8 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 7
7 Freddie Mac Gold, Pool #Q58680 ................................... 4.00 9/1/48 6
11 Freddie Mac Gold, Pool #G08637 ................................... 4.00 4/1/45 10
6 Freddie Mac Gold, Pool #G08775 ................................... 4.00 8/1/47 6
4 Freddie Mac Gold, Pool #C91395 ................................... 4.00 9/1/31 4
8 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 7
9 Freddie Mac Gold, Pool #G08606 ................................... 4.00 9/1/44 8
4 Freddie Mac Gold, Pool #Q58217 ................................... 4.50 9/1/48 4
13 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 12
5 Freddie Mac Gold, Pool #Q52321 ................................... 4.50 11/1/47 4
3 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 3
11 Freddie Mac Gold, Pool #G01890 ................................... 4.50 10/1/35 11
4 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 4
3 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 3
7 Freddie Mac Gold, Pool #G04817 ................................... 5.00 9/1/38 7
7 Freddie Mac Gold, Pool #G01962 ................................... 5.00 12/1/35 7
8 Freddie Mac Gold, Pool #G05904 ................................... 5.00 9/1/39 8
11 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 11
8 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 8
— Freddie Mac Gold, Pool #C90989 ................................... 6.00 9/1/26 —
20 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 16
17 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 14
21 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 17
19 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 15
16 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 13
18 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 14
30 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 24
21 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 17
16 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 13
20 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 16
39 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 31
29 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 24
19 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 15
36 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 29
21 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 17
17 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 14
33 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 27

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 $ 16
22 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 18
38 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 32
17 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 14
39 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 33
19 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 16
20 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 17
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
20 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 17
31 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 26
30 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 25
17 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 14
16 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 13
36 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 30
36 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 30
12 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 10
12 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 10
4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 4
9 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 7
28 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 24
4 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
6 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 5
38 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 32
9 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 8
9 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 8
7 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 6
4 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
7 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6
13 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 11
8 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 7
16 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 14
5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 4
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 4
11 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 10
19 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 16
10 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 9
15 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 13
9 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 8
4 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
6 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 5
6 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 6
9 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 8
11 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 10
5 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 5
7 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
13 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 11
9 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 8
21 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 18
19 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 17
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
8 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 7
5 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 5
7 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 6
7 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 6
6 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 5
13 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 12
5 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4
7 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 6
5 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 $ 2
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
5 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 4
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
14 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 13
6 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 5
4 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 3
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 4
4 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 3
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 5
21 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 19
6 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 6
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
7 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 6
6 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 6
6 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 5
9 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 8
5 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 4
7 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 6
6 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 6
5 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 5
7 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 6
7 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 7
8 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 7
6 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 6
6 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 6
4 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 3
6 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 5
7 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 6
12 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 11
7 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 6
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 3
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
7 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 6
7 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 6
2 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 2
2 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 2
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
21 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 20
23 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 22
3 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 2
8 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 8
6 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 5
3 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 2
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 4
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 3
3 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 2
3 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 3
3 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 2
5 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
2 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
24 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 22
22 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 21
6 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 5
7 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 6
2 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 2
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
22 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 21
3 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 2

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 $ 2
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
4 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 4
24 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 23
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
5 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 4
7 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 7
12 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 12
23 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 22
20 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 20
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
6 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 5
22 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 21
23 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 22
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
23 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 22
10 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 10
47 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 47
12 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 12
22 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 22
25 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 24
23 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 23
22 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 22
22 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 21
22 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 22
21 Government National Mortgage Association, Pool #MA9542 ................ 6.00 3/20/54 21
19 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 19
24 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 24
19 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 19
49 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 51
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 1/20/55 20
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 1/20/55 22
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 1/20/55 46
25 Government National Mortgage Association, 30 YR TBA .................. 4.00 1/20/55 23
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 2/20/55 24
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 1/20/55 24
50 Government National Mortgage Association, 30 YR TBA .................. 5.00 1/20/54 49
50 Government National Mortgage Association, 30 YR TBA .................. 5.50 1/20/55 51
25 Government National Mortgage Association, 30 YR TBA .................. 5.50 2/20/55 25
75 Government National Mortgage Association, 30 YR TBA .................. 6.00 1/20/55 76
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 1/20/55 25
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 1/20/55 26
Total U.S. Government Agency Mortgages ........................... 9,559
U.S. Government Agency Securities — 0.41%
25 Fannie Mae ................................................... 0.75 10/8/27 23
25 Fannie Mae, Callable 3/18/25 @ 100.00 ............................... 0.88 12/18/26 23
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 22
28 Federal Farm Credit Banks Funding Corp., Callable 1/14/25 @ 100.00 ......... 1.55 7/26/30 24
30 Federal Farm Credit Banks Funding Corp. ............................. 4.13 1/25/27 29
20 Federal Farm Credit Banks Funding Corp. ............................. 4.50 3/2/26 20
30 Federal Home Loan Banks, Callable 2/26/25 @ 100.00 .................... 0.90 2/26/27 28
15 Federal Home Loan Banks ........................................ 2.50 6/12/26 15

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities (continued)
$ 25 Federal Home Loan Banks ........................................ 3.25 11/16/28 $ 24
55 Federal Home Loan Banks ........................................ 4.38 3/13/26 54
25 Federal Home Loan Banks ........................................ 4.75 4/9/27 25
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 11
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
Total U.S. Government Agency Securities ............................ 369
Corporate Bonds — 13.10%
155 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 133
8 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 8
15 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 11
30 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 22
125 Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00  .................. 3.13 5/1/25 124
80 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 59
65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 54
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 9
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 148
160 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 146
175 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 118
55 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 46
95 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 79
470 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 402
150 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 144
40 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 35
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 35
100 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 80
165 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 152
110 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 95
75 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 62
140 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 141
119 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 97
35 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 32
200 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 169
45 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 39
30 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/18/25 @
102.25  .................................................. 4.50 10/1/29 29
225 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 202
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 168
90 Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00  ...................... 5.61 (SOFR + 155
bps)(c) 9/29/26 90
155 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 149

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 155 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 $ 117
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 22
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 9
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 10
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 34
20 Consolidated Edison Co. of New York, Inc., Series 2008-B (Electric Utilities)   ... 6.75 4/1/38 22
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 106
15 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 16
50 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 44
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 123
140 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 121
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 51
10 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 9
80 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 76
5 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 4
73 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 67
135 Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00  ....... 4.45 7/15/28 132
35 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 27
35 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 36
15 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 13
160 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 157
20 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 19
15 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 13
60 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 52
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 81
110 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 115
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 88
153 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 126
65 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 66
120 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 100
200 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 199
28 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 28
55 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/7/25 @ 100.00  . 2.90 2/26/25 55
150 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 153
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 59
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 56
150 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 150
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 69
20 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 20
65 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 64
70 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 47
30 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 29
25 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 20
35 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 36
420 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 359
140 JPMorgan Chase & Co. (Banks), Callable 1/29/26 @ 100.00  ................ 3.96 (TSFR3M + 151
bps)(c) 1/29/27 139
50 JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00  ................ 4.01 (TSFR3M + 138
bps)(c) 4/23/29 48
115 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00  .. 4.30 6/1/25 115

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 $ 93
30 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 27
50 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 45
30 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 30
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 103
10 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 10
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 47
35 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 32
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 70
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 26
35 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 32
215 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/7/25 @ 100.00  ........................................... 4.25 9/1/25 214
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 96
55 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 51
92 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 82
310 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 265
45 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 45
30 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 31
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 98
80 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 79
100 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 91
35 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 35
65 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 57
52 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 53
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 59
10 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 9
28 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 27
95 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 75
165 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 165
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 69
50 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 42
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 60
140 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 143
63 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 71
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 48
20 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 20
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 16
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 23
77 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 76
95 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 93
30 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 26
65 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 62
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 99
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 69
65 Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00  ........ 5.13 8/15/26 65
45 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 44
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 66

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 80 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 $ 66
104 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/25 @ 100.00  .......... 2.40 6/15/25 103
40 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 40
45 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 47
300 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 250
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 47
25 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 25
125 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 126
60 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 59
40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 36
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 39
70 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 68
65 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 63
95 Truist Financial Corp., MTN (Banks), Callable 1/24/34 @ 100.00  ........... 5.71 (SOFR + 192
bps)(c) 1/24/35 96
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 24
55 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 48
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 22
10 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/53 @
100.00  .................................................. 5.38 4/15/54 9
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 23
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 24
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 73
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 59
25 Ventas Realty LP (Diversified REITs)   ................................ 3.50 2/1/25 25
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 39
20 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 12
227 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 171
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 64
20 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 19
75 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 66
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 140
160 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 160
55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 62
Total Corporate Bonds .......................................... 11,824
U.S. Treasury Obligations — 24.16%
53 U.S. Treasury Bond ............................................. 1.13 8/15/40 32
70 U.S. Treasury Bond ............................................. 1.13 5/15/40 42
65 U.S. Treasury Bond ............................................. 1.25 5/15/50 31
150 U.S. Treasury Bond ............................................. 1.38 8/15/50 73
133 U.S. Treasury Bond ............................................. 1.38 11/15/40 82
140 U.S. Treasury Bond ............................................. 1.63 11/15/50 73
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 65

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 96 U.S. Treasury Bond ............................................. 1.88 2/15/51 $ 53
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 94
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 82
96 U.S. Treasury Bond ............................................. 2.00 2/15/50 56
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 97
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 91
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 76
11 U.S. Treasury Bond ............................................. 2.25 8/15/49 7
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 71
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 105
81 U.S. Treasury Bond ............................................. 2.38 11/15/49 51
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 69
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 78
80 U.S. Treasury Bond ............................................. 2.50 2/15/46 55
55 U.S. Treasury Bond ............................................. 2.50 2/15/45 38
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 51
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 56
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 39
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 7
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 103
50 U.S. Treasury Bond ............................................. 2.88 8/15/45 37
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 57
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 47
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 67
45 U.S. Treasury Bond ............................................. 3.00 5/15/45 34
85 U.S. Treasury Bond ............................................. 3.00 11/15/44 65
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 83
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 69
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 41
75 U.S. Treasury Bond ............................................. 3.00 2/15/47 56
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 38
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 37
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 71
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 20
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 17
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 60
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 102
10 U.S. Treasury Bond ............................................. 3.38 11/15/48 8
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 8
25 U.S. Treasury Bond ............................................. 3.38 5/15/44 20
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 80
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 110
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 64
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 76
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 29
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 65
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 26
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 31
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 9
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 64
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 22
30 U.S. Treasury Bond ............................................. 4.13 8/15/44 27
135 U.S. Treasury Bond ............................................. 4.13 8/15/53 120
75 U.S. Treasury Bond ............................................. 4.25 11/15/40 71
50 U.S. Treasury Bond ............................................. 4.25 8/15/54 46
130 U.S. Treasury Bond ............................................. 4.25 2/15/54 119
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 14
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 24

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 25 U.S. Treasury Bond ............................................. 4.38 11/15/39 $ 24
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 28
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 33
80 U.S. Treasury Bond ............................................. 4.50 11/15/54 76
50 U.S. Treasury Bond ............................................. 4.50 2/15/36 50
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 29
130 U.S. Treasury Bond ............................................. 4.63 5/15/54 126
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 34
30 U.S. Treasury Bond ............................................. 4.63 11/15/44 29
30 U.S. Treasury Bond ............................................. 4.63 5/15/44 29
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 25
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 79
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 25
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 70
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 41
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 42
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 63
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 27
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 38
35 U.S. Treasury Note .............................................. 0.38 9/30/27 31
27 U.S. Treasury Note .............................................. 0.38(d) 1/31/26 26
55 U.S. Treasury Note .............................................. 0.38 7/31/27 50
20 U.S. Treasury Note .............................................. 0.50 8/31/27 18
30 U.S. Treasury Note .............................................. 0.50 6/30/27 27
5 U.S. Treasury Note .............................................. 0.50 4/30/27 5
50 U.S. Treasury Note .............................................. 0.50 10/31/27 45
45 U.S. Treasury Note .............................................. 0.50 2/28/26 43
110 U.S. Treasury Note .............................................. 0.63 7/31/26 104
45 U.S. Treasury Note .............................................. 0.63 11/30/27 41
20 U.S. Treasury Note .............................................. 0.63 12/31/27 18
5 U.S. Treasury Note .............................................. 0.63(d) 3/31/27 5
250 U.S. Treasury Note .............................................. 0.63 8/15/30 202
195 U.S. Treasury Note .............................................. 0.63 5/15/30 160
25 U.S. Treasury Note .............................................. 0.75 4/30/26 24
27 U.S. Treasury Note .............................................. 0.75 8/31/26 25
100 U.S. Treasury Note .............................................. 0.75 5/31/26 95
105 U.S. Treasury Note .............................................. 0.75 3/31/26 101
95 U.S. Treasury Note .............................................. 0.75(d) 1/31/28 85
185 U.S. Treasury Note .............................................. 0.88 11/15/30 151
145 U.S. Treasury Note .............................................. 0.88 9/30/26 137
20 U.S. Treasury Note .............................................. 0.88 6/30/26 19
85 U.S. Treasury Note .............................................. 1.00 7/31/28 76
120 U.S. Treasury Note .............................................. 1.13 10/31/26 113
10 U.S. Treasury Note .............................................. 1.13 2/28/27 9
126 U.S. Treasury Note .............................................. 1.13 2/15/31 104
125 U.S. Treasury Note .............................................. 1.13 8/31/28 112
110 U.S. Treasury Note .............................................. 1.13 2/29/28 100
130 U.S. Treasury Note .............................................. 1.25 3/31/28 118
100 U.S. Treasury Note .............................................. 1.25 5/31/28 90
90 U.S. Treasury Note .............................................. 1.25 4/30/28 82
145 U.S. Treasury Note .............................................. 1.25 12/31/26 137
155 U.S. Treasury Note .............................................. 1.25 8/15/31 127
150 U.S. Treasury Note .............................................. 1.25 11/30/26 142
120 U.S. Treasury Note .............................................. 1.25 9/30/28 107
65 U.S. Treasury Note .............................................. 1.25 6/30/28 59
120 U.S. Treasury Note .............................................. 1.38 10/31/28 108
167 U.S. Treasury Note .............................................. 1.38 11/15/31 137
105 U.S. Treasury Note .............................................. 1.38 12/31/28 94

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 63 U.S. Treasury Note .............................................. 1.50 2/15/30 $ 55
140 U.S. Treasury Note .............................................. 1.50 8/15/26 134
85 U.S. Treasury Note .............................................. 1.50 11/30/28 76
150 U.S. Treasury Note .............................................. 1.50 1/31/27 142
60 U.S. Treasury Note .............................................. 1.63 2/15/26 58
100 U.S. Treasury Note .............................................. 1.63 5/15/26 97
80 U.S. Treasury Note .............................................. 1.63 5/15/31 68
45 U.S. Treasury Note .............................................. 1.63 9/30/26 43
20 U.S. Treasury Note .............................................. 1.75 12/31/26 19
140 U.S. Treasury Note .............................................. 1.75 1/31/29 126
40 U.S. Treasury Note .............................................. 1.75 11/15/29 35
105 U.S. Treasury Note .............................................. 1.88 2/28/27 100
247 U.S. Treasury Note .............................................. 1.88 2/15/32 207
75 U.S. Treasury Note .............................................. 1.88 7/31/26 72
65 U.S. Treasury Note .............................................. 1.88 2/28/29 59
25 U.S. Treasury Note .............................................. 1.88 6/30/26 24
160 U.S. Treasury Note .............................................. 2.00 11/15/26 154
85 U.S. Treasury Note .............................................. 2.13 5/31/26 83
150 U.S. Treasury Note .............................................. 2.25 11/15/27 142
80 U.S. Treasury Note .............................................. 2.25 3/31/26 78
150 U.S. Treasury Note .............................................. 2.25 2/15/27 144
145 U.S. Treasury Note .............................................. 2.25 8/15/27 138
35 U.S. Treasury Note .............................................. 2.38 5/15/29 32
30 U.S. Treasury Note .............................................. 2.38 4/30/26 29
105 U.S. Treasury Note .............................................. 2.38 5/15/27 101
35 U.S. Treasury Note .............................................. 2.38 3/31/29 32
60 U.S. Treasury Note .............................................. 2.50 2/28/26 59
40 U.S. Treasury Note .............................................. 2.50 3/31/27 39
45 U.S. Treasury Note .............................................. 2.63 5/31/27 43
15 U.S. Treasury Note .............................................. 2.63 7/31/29 14
165 U.S. Treasury Note .............................................. 2.63 2/15/29 154
85 U.S. Treasury Note .............................................. 2.63 1/31/26 84
66 U.S. Treasury Note .............................................. 2.75 7/31/27 64
75 U.S. Treasury Note .............................................. 2.75 4/30/27 73
105 U.S. Treasury Note .............................................. 2.75 2/15/28 100
218 U.S. Treasury Note .............................................. 2.75 8/15/32 192
60 U.S. Treasury Note .............................................. 2.75 5/31/29 56
203 U.S. Treasury Note .............................................. 2.88 5/15/32 182
125 U.S. Treasury Note .............................................. 2.88 8/15/28 119
65 U.S. Treasury Note .............................................. 2.88 4/30/29 61
160 U.S. Treasury Note .............................................. 2.88 5/15/28 153
65 U.S. Treasury Note .............................................. 3.13 8/31/27 63
140 U.S. Treasury Note .............................................. 3.13 11/15/28 134
55 U.S. Treasury Note .............................................. 3.13 8/31/29 52
70 U.S. Treasury Note .............................................. 3.25 6/30/27 68
60 U.S. Treasury Note .............................................. 3.25 6/30/29 57
105 U.S. Treasury Note .............................................. 3.38 9/15/27 103
195 U.S. Treasury Note .............................................. 3.38 5/15/33 179
70 U.S. Treasury Note .............................................. 3.50 1/31/30 67
70 U.S. Treasury Note .............................................. 3.50 4/30/30 67
100 U.S. Treasury Note .............................................. 3.50 9/30/29 96
90 U.S. Treasury Note .............................................. 3.50 1/31/28 88
170 U.S. Treasury Note .............................................. 3.50 2/15/33 158
85 U.S. Treasury Note .............................................. 3.50 4/30/28 83
125 U.S. Treasury Note .............................................. 3.50 9/30/26 123
90 U.S. Treasury Note .............................................. 3.63 3/31/28 88
70 U.S. Treasury Note .............................................. 3.63 3/31/30 67
80 U.S. Treasury Note .............................................. 3.63 5/15/26 79
115 U.S. Treasury Note .............................................. 3.63 8/31/29 111

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 90 U.S. Treasury Note .............................................. 3.63 5/31/28 $ 88
80 U.S. Treasury Note .............................................. 3.63 9/30/31 76
70 U.S. Treasury Note .............................................. 3.75 5/31/30 68
125 U.S. Treasury Note .............................................. 3.75 8/31/26 124
80 U.S. Treasury Note .............................................. 3.75 4/15/26 79
115 U.S. Treasury Note .............................................. 3.75 12/31/28 112
80 U.S. Treasury Note .............................................. 3.75 12/31/30 77
70 U.S. Treasury Note .............................................. 3.75 6/30/30 68
80 U.S. Treasury Note .............................................. 3.75 8/31/31 77
105 U.S. Treasury Note .............................................. 3.75 8/15/27 104
105 U.S. Treasury Note .............................................. 3.88 10/15/27 104
75 U.S. Treasury Note .............................................. 3.88 9/30/29 73
75 U.S. Treasury Note .............................................. 3.88 12/31/29 73
75 U.S. Treasury Note .............................................. 3.88 11/30/29 73
175 U.S. Treasury Note .............................................. 3.88 8/15/34 166
90 U.S. Treasury Note .............................................. 3.88 12/31/27 89
80 U.S. Treasury Note .............................................. 3.88 1/15/26 80
90 U.S. Treasury Note .............................................. 3.88 11/30/27 89
220 U.S. Treasury Note .............................................. 3.88 8/15/33 208
120 U.S. Treasury Note .............................................. 4.00 1/31/29 118
45 U.S. Treasury Note .............................................. 4.00 1/15/27 45
210 U.S. Treasury Note .............................................. 4.00 2/15/34 200
85 U.S. Treasury Note .............................................. 4.00 6/30/28 84
80 U.S. Treasury Note .............................................. 4.00 1/31/31 78
40 U.S. Treasury Note .............................................. 4.00 2/29/28 40
130 U.S. Treasury Note .............................................. 4.00 7/31/29 128
80 U.S. Treasury Note .............................................. 4.00 2/15/26 80
70 U.S. Treasury Note .............................................. 4.00 2/28/30 69
65 U.S. Treasury Note .............................................. 4.00 10/31/29 64
45 U.S. Treasury Note .............................................. 4.00 7/31/30 44
100 U.S. Treasury Note .............................................. 4.00 12/15/27 99
85 U.S. Treasury Note .............................................. 4.13 7/31/28 84
130 U.S. Treasury Note .............................................. 4.13 3/31/29 129
70 U.S. Treasury Note .............................................. 4.13 8/31/30 69
80 U.S. Treasury Note .............................................. 4.13 3/31/31 79
80 U.S. Treasury Note .............................................. 4.13 10/31/31 78
90 U.S. Treasury Note .............................................. 4.13 10/31/27 90
105 U.S. Treasury Note .............................................. 4.13 2/15/27 105
80 U.S. Treasury Note .............................................. 4.13 6/15/26 80
125 U.S. Treasury Note .............................................. 4.13 10/31/26 125
70 U.S. Treasury Note .............................................. 4.13 7/31/31 69
125 U.S. Treasury Note .............................................. 4.13 11/30/29 124
70 U.S. Treasury Note .............................................. 4.13 11/30/31 69
125 U.S. Treasury Note .............................................. 4.13 10/31/29 124
105 U.S. Treasury Note .............................................. 4.13 11/15/27 105
90 U.S. Treasury Note .............................................. 4.13 9/30/27 90
142 U.S. Treasury Note .............................................. 4.13 11/15/32 139
130 U.S. Treasury Note .............................................. 4.25 6/30/29 129
125 U.S. Treasury Note .............................................. 4.25 11/30/26 125
130 U.S. Treasury Note .............................................. 4.25 11/15/34 127
115 U.S. Treasury Note .............................................. 4.25 1/31/26 115
105 U.S. Treasury Note .............................................. 4.25 3/15/27 105
125 U.S. Treasury Note .............................................. 4.25 2/28/29 124
100 U.S. Treasury Note .............................................. 4.25 12/31/26 100
80 U.S. Treasury Note .............................................. 4.25 6/30/31 79
50 U.S. Treasury Note .............................................. 4.25 2/28/31 49
125 U.S. Treasury Note .............................................. 4.38 12/31/29 125
125 U.S. Treasury Note .............................................. 4.38 7/31/26 125
170 U.S. Treasury Note .............................................. 4.38 5/15/34 168

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 110 U.S. Treasury Note .............................................. 4.38 11/30/28 $ 110
75 U.S. Treasury Note .............................................. 4.38 11/30/30 75
85 U.S. Treasury Note .............................................. 4.38 8/15/26 85
105 U.S. Treasury Note .............................................. 4.38 7/15/27 105
95 U.S. Treasury Note .............................................. 4.38 8/31/28 95
90 U.S. Treasury Note .............................................. 4.38 12/15/26 90
230 U.S. Treasury Note .............................................. 4.50 11/15/33 228
80 U.S. Treasury Note .............................................. 4.50 12/31/31 80
125 U.S. Treasury Note .............................................. 4.50 3/31/26 125
110 U.S. Treasury Note .............................................. 4.50 4/15/27 111
80 U.S. Treasury Note .............................................. 4.50 7/15/26 80
130 U.S. Treasury Note .............................................. 4.50 5/31/29 131
110 U.S. Treasury Note .............................................. 4.50 5/15/27 111
75 U.S. Treasury Note .............................................. 4.63 9/30/30 76
95 U.S. Treasury Note .............................................. 4.63 11/15/26 96
130 U.S. Treasury Note .............................................. 4.63 4/30/29 131
85 U.S. Treasury Note .............................................. 4.63 4/30/31 86
65 U.S. Treasury Note .............................................. 4.63 5/31/31 66
90 U.S. Treasury Note .............................................. 4.63 9/15/26 91
120 U.S. Treasury Note .............................................. 4.63 2/28/26 120
80 U.S. Treasury Note .............................................. 4.63 3/15/26 80
105 U.S. Treasury Note .............................................. 4.63 6/15/27 106
90 U.S. Treasury Note .............................................. 4.63 10/15/26 91
100 U.S. Treasury Note .............................................. 4.63 9/30/28 101
125 U.S. Treasury Note .............................................. 4.63 6/30/26 126
105 U.S. Treasury Note .............................................. 4.88 10/31/28 107
75 U.S. Treasury Note .............................................. 4.88 10/31/30 77
130 U.S. Treasury Note .............................................. 4.88 4/30/26 131
130 U.S. Treasury Note .............................................. 4.88 5/31/26 131
Total U.S. Treasury Obligations ................................... 21,807
Yankee Dollars — 1.06%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 46
64 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 77
170 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 168
20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 13
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 50
40 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 46
75 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 75
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 89
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 44
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 71
20 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 2/19/33 @ 100.00  4.75 5/19/33 19
95 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 90
25 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 23
70 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 61
50 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 55
9 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 9
20 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 19
Total Yankee Dollars ............................................ 955

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies — 50.16%
Domestic Fixed Income — 39.27%
611,496
Vanguard Intermediate-Term Treasury ETF ............................ $ 35,467
Money Market Funds — 10.89%
99,234
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.40(e) 99
9,721,682
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.37(e) 9,722
9,821
Total Investment Companies ...................................... 45,288
Total Investments (cost $94,344) — 100.29% ......................... 90,537
Liabilities in excess of other assets — (0.29)% ......................... (266)
Net Assets — 100.00% .......................................... $ 90,271
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on December 31, 2024.
(b) Zero Coupon Security. Effective rate shown is as of December 31, 2024.
(c) Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2024.
(d) The rate disclosed represents effective yield at purchase.
(e) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024.
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities ......................................................................................... — 0.20% — — 0.20%
Collateralized Mortgage-Backed Securities ........................................................... — 0.61% — — 0.61%
U.S. Government Agency Mortgages .................................................................... — 10.59% — — 10.59%
U.S. Government Agency Securities ..................................................................... — 0.41% — — 0.41%
Corporate Bonds ..................................................................................................... 13.10% — — — 13.10%
U.S. Treasury Obligations ...................................................................................... — 24.16% — — 24.16%
Yankee Dollars ....................................................................................................... 1.06% — — — 1.06%
Investment Companies ........................................................................................... 0.11% 1.01% 47.64% 1.40% 50.16%
Other Assets (Liabilities) ........................................................................................ 0.19% -0.65% 0.16% 0.01% -0.29%
Total Net Assets ................................................................................................. 14.46% 36.33% 47.80% 1.41% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future .................. 67 3/20/25 $ 7,286 $ (75)
$ 7,286 $ (75)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (75)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (75)
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
136
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 1.31%
1,740,900
ACC Claims Holding LLC (Financial Services)^(a) ...................... $ ─
2,661
Blackstone, Inc. (Capital Markets) .................................. 459
3,122
KKR & Co., Inc. (Capital Markets) .................................. 462
433,130
Petershill Partners PLC (Capital Markets) ............................. 1,332
9,142
The Carlyle Group, Inc. (Capital Markets) ............................. 462
Total Common Stocks ........................................... 2,715
Investment Companies — 95.88%
Domestic Equity Funds — 24.04%
84,680
iShares Core S&P 500 ETF ........................................ 49,850
International Equity Funds — 8.46%
589,955
Apax Global Alpha Ltd. .......................................... 1,049
20,000
CT Private Equity Trust PLC ....................................... 122
152,543
HarbourVest Global Private Equity Ltd. ............................... 5,061
158,630
ICG Enterprise Trust PLC ......................................... 2,569
140,000
NB Private Equity Partners Ltd. Fund ................................ 2,769
118,000
Oakley Capital Investments Ltd. .................................... 737
77,076
Partners Group Private Equity Ltd. .................................. 854
1,084,734
The Pantheon International PLC Fund ................................ 4,372
17,533
Money Market Funds — 63.38%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 4.25(b) 1,177
129,994,491
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.37(b) 129,994
179,992 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 4.18(b) 180
131,351
Total Investment Companies ...................................... 198,734
Total Investments (cost $202,103 ) — 97.19% ......................... 201,449
Other assets in excess of liabilities — 2.81% .......................... 5,823
Net Assets — 100.00% .......................................... $ 207,272
^ All or part of this security was on loan as of December 31, 2024.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024.
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 1.31% — — 1.31%
Investment Companies ..................................................................................................................... 8.55% 87.32% 0.01% 95.88%
Other Assets (Liabilities) ................................................................................................................. -0.03% 2.82% 0.02% 2.81%
Total Net Assets 9.83% 90.14% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 402 3/20/25 $ 43,718 $ (442)
5 Year US Treasury Note Future .............................. 622 3/31/25 66,121 (356)
E-Mini S&P 500 Future .................................... 39 3/21/25 11,575 (378)
$ 121,414 $ (1,176)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (1,176)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (1,176)
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
December 31,
2024 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 43
Daily 5.00 12/20/2029
2.98 $ 76,000 $ (5,849) $ (5,587) $ (262)
$ (5,849) $ (5,587) $ (262)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.
The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
139
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.70%
$ 350 Fannie Mae ................................................... 0.75 10/8/27 $ 317
200 Fannie Mae ................................................... 0.88 8/5/30 165
100 Fannie Mae, Callable 3/18/25 @ 100.00 ............................... 0.88 12/18/26 93
100 Fannie Mae ................................................... 1.88 9/24/26 96
150 Fannie Mae ................................................... 2.13 4/24/26 146
95 Fannie Mae ................................................... 6.25 5/15/29 102
160 Fannie Mae ................................................... 6.63 11/15/30 177
180 Fannie Mae ................................................... 7.25 5/15/30 203
250 Federal Farm Credit Banks Funding Corp., Callable 1/14/25 @ 100.00 ......... 1.00 10/7/26 236
75 Federal Farm Credit Banks Funding Corp., Callable 1/14/25 @ 100.00 ......... 1.24 12/23/30 62
468 Federal Farm Credit Banks Funding Corp., Callable 1/14/25 @ 100.00 ......... 1.55 7/26/30 396
300 Federal Farm Credit Banks Funding Corp. ............................. 4.38 7/6/26 300
200 Federal Farm Credit Banks Funding Corp. ............................. 4.38 6/23/26 200
100 Federal Farm Credit Banks Funding Corp. ............................. 4.50 8/14/26 100
200 Federal Farm Credit Banks Funding Corp. ............................. 4.75 5/28/26 201
70 Federal Home Loan Banks, Series 4, Callable 1/27/25 @ 100.00 ............. 1.00 7/27/26 66
100 Federal Home Loan Banks ........................................ 1.25 12/21/26 94
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 289
225 Federal Home Loan Banks ........................................ 3.63 9/4/26 223
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 296
100 Federal Home Loan Banks ........................................ 4.00 10/9/26 99
200 Federal Home Loan Banks ........................................ 4.38 6/12/26 200
500 Federal Home Loan Banks ........................................ 4.63 11/17/26 504
100 Federal Home Loan Banks ........................................ 4.75 4/9/27 101
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 175
100 Freddie Mac, Series 1 ............................................ 0.00(a) 11/15/38 49
400 Freddie Mac, Callable 1/27/25 @ 100.00 .............................. 0.80 10/27/26 375
500 Freddie Mac, Callable 3/27/25 @ 100.00 .............................. 4.88 9/27/29 498
250 Freddie Mac .................................................. 6.25 7/15/32 276
180 Freddie Mac .................................................. 6.75 3/15/31 201
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 87
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 204
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 108
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 155
Total U.S. Government Agency Securities ............................ 6,794
U.S. Treasury Obligations — 44.93%
575 U.S. Treasury Bond ............................................. 1.13 5/15/40 346
825 U.S. Treasury Bond ............................................. 1.13 8/15/40 492
535 U.S. Treasury Bond ............................................. 1.25 5/15/50 254
1,965 U.S. Treasury Bond ............................................. 1.38 11/15/40 1,216
2,560 U.S. Treasury Bond ............................................. 1.38 8/15/50 1,249
2,070 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,080
2,625 U.S. Treasury Bond ............................................. 1.75 8/15/41 1,699
2,695 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,500
2,140 U.S. Treasury Bond ............................................. 1.88 2/15/41 1,433
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,222
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,478
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,230
1,020 U.S. Treasury Bond ............................................. 2.00 2/15/50 593
1,260 U.S. Treasury Bond ............................................. 2.25 8/15/46 813
3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,826
650 U.S. Treasury Bond ............................................. 2.25 8/15/49 403
1,750 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,241
2,475 U.S. Treasury Bond ............................................. 2.38 11/15/49 1,574
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,429
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,338
1,135 U.S. Treasury Bond ............................................. 2.50 2/15/46 776

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 800 U.S. Treasury Bond ............................................. 2.50 5/15/46 $ 545
1,955 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,356
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 338
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,490
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,628
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 781
850 U.S. Treasury Bond ............................................. 2.88 5/15/49 603
880 U.S. Treasury Bond ............................................. 2.88 8/15/45 649
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 694
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 629
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,466
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,005
400 U.S. Treasury Bond ............................................. 3.00 11/15/45 301
1,010 U.S. Treasury Bond ............................................. 3.00 5/15/45 763
1,105 U.S. Treasury Bond ............................................. 3.00 11/15/44 839
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,067
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 326
570 U.S. Treasury Bond ............................................. 3.00 2/15/49 415
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 882
1,670 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,199
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 795
1,205 U.S. Treasury Bond ............................................. 3.13 8/15/44 935
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 802
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 804
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 929
1,030 U.S. Treasury Bond ............................................. 3.13 5/15/48 772
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 691
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 1,875
1,695 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,373
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,085
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,245
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,860
2,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 1,708
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 2,934
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,050
1,275 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,125
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 132
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 203
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 806
3,015 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,689
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 517
2,355 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,151
1,625 U.S. Treasury Bond ............................................. 4.25 8/15/54 1,486
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 123
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 515
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 156
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 525
680 U.S. Treasury Bond ............................................. 4.38 11/15/39 652
275 U.S. Treasury Bond ............................................. 4.50 2/15/36 274
1,060 U.S. Treasury Bond ............................................. 4.50 11/15/54 1,012
700 U.S. Treasury Bond ............................................. 4.50 2/15/44 669
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 251
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,119
2,130 U.S. Treasury Bond ............................................. 4.63 5/15/54 2,072
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 662
450 U.S. Treasury Bond ............................................. 4.63 5/15/44 437
1,775 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,758
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 527
1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 1,729

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 $ 1,493
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 243
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 290
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 440
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 225
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 416
270 U.S. Treasury Bond ............................................. 6.00 2/15/26 274
265 U.S. Treasury Bond ............................................. 6.13 11/15/27 278
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 300
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,183
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 105
3 U.S. Treasury Bond ............................................. 6.50 11/15/26 3
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,049
200 U.S. Treasury Bond ............................................. 6.75 8/15/26 207
2,810 U.S. Treasury Note .............................................. 0.38 1/31/26 2,696
285 U.S. Treasury Note .............................................. 0.38 7/31/27 258
1,740 U.S. Treasury Note .............................................. 0.38 9/30/27 1,566
2,145 U.S. Treasury Note .............................................. 0.50 10/31/27 1,931
3,175 U.S. Treasury Note .............................................. 0.50 2/28/26 3,042
465 U.S. Treasury Note .............................................. 0.50 5/31/27 425
1,940 U.S. Treasury Note .............................................. 0.50 4/30/27 1,780
1,270 U.S. Treasury Note .............................................. 0.50 6/30/27 1,158
2,135 U.S. Treasury Note .............................................. 0.50 8/31/27 1,934
135 U.S. Treasury Note .............................................. 0.63 11/30/27 122
690 U.S. Treasury Note .............................................. 0.63 3/31/27 637
3,220 U.S. Treasury Note .............................................. 0.63 5/15/30 2,643
3,895 U.S. Treasury Note .............................................. 0.63 8/15/30 3,165
3,000 U.S. Treasury Note .............................................. 0.63 12/31/27 2,694
2,990 U.S. Treasury Note .............................................. 0.75 5/31/26 2,848
3,415 U.S. Treasury Note .............................................. 0.75 1/31/28 3,068
2,890 U.S. Treasury Note .............................................. 0.75 3/31/26 2,768
2,460 U.S. Treasury Note .............................................. 0.75 4/30/26 2,350
2,345 U.S. Treasury Note .............................................. 0.75 8/31/26 2,215
1,640 U.S. Treasury Note .............................................. 0.88 6/30/26 1,561
2,030 U.S. Treasury Note .............................................. 0.88 9/30/26 1,916
4,775 U.S. Treasury Note .............................................. 0.88 11/15/30 3,908
3,365 U.S. Treasury Note .............................................. 1.00 7/31/28 2,996
4,625 U.S. Treasury Note .............................................. 1.13 2/15/31 3,817
2,465 U.S. Treasury Note .............................................. 1.13 2/29/28 2,236
3,635 U.S. Treasury Note .............................................. 1.13 8/31/28 3,243
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,722
635 U.S. Treasury Note .............................................. 1.13 10/31/26 600
2,820 U.S. Treasury Note .............................................. 1.25 11/30/26 2,666
3,390 U.S. Treasury Note .............................................. 1.25 5/31/28 3,062
3,510 U.S. Treasury Note .............................................. 1.25 4/30/28 3,179
2,460 U.S. Treasury Note .............................................. 1.25 3/31/28 2,234
3,515 U.S. Treasury Note .............................................. 1.25 6/30/28 3,168
2,350 U.S. Treasury Note .............................................. 1.25 12/31/26 2,216
3,975 U.S. Treasury Note .............................................. 1.25 8/15/31 3,245
2,990 U.S. Treasury Note .............................................. 1.25 9/30/28 2,672
3,840 U.S. Treasury Note .............................................. 1.38 11/15/31 3,139
450 U.S. Treasury Note .............................................. 1.38 8/31/26 429
3,400 U.S. Treasury Note .............................................. 1.38 10/31/28 3,046
2,650 U.S. Treasury Note .............................................. 1.38 12/31/28 2,363
3,410 U.S. Treasury Note .............................................. 1.50 11/30/28 3,063
3,145 U.S. Treasury Note .............................................. 1.50 2/15/30 2,731
3,955 U.S. Treasury Note .............................................. 1.50 1/31/27 3,740
50 U.S. Treasury Note .............................................. 1.50 8/15/26 48
2,235 U.S. Treasury Note .............................................. 1.63 8/15/29 1,984

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,835 U.S. Treasury Note .............................................. 1.63 5/15/26 $ 2,736
2,900 U.S. Treasury Note .............................................. 1.63 2/15/26 2,817
600 U.S. Treasury Note .............................................. 1.63 9/30/26 574
1,500 U.S. Treasury Note .............................................. 1.63 10/31/26 1,432
945 U.S. Treasury Note .............................................. 1.63 11/30/26 900
4,675 U.S. Treasury Note .............................................. 1.63 5/15/31 3,945
2,500 U.S. Treasury Note .............................................. 1.75 11/15/29 2,217
1,100 U.S. Treasury Note .............................................. 1.75 12/31/26 1,048
3,005 U.S. Treasury Note .............................................. 1.75 1/31/29 2,714
2,935 U.S. Treasury Note .............................................. 1.88 2/28/27 2,792
4,350 U.S. Treasury Note .............................................. 1.88 2/15/32 3,661
410 U.S. Treasury Note .............................................. 1.88 6/30/26 396
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,780
2,510 U.S. Treasury Note .............................................. 2.00 11/15/26 2,409
1,430 U.S. Treasury Note .............................................. 2.13 5/31/26 1,388
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,678
1,785 U.S. Treasury Note .............................................. 2.25 2/15/27 1,713
2,000 U.S. Treasury Note .............................................. 2.25 3/31/26 1,951
2,510 U.S. Treasury Note .............................................. 2.38 5/15/27 2,404
2,820 U.S. Treasury Note .............................................. 2.38 5/15/29 2,600
1,080 U.S. Treasury Note .............................................. 2.38 4/30/26 1,054
2,400 U.S. Treasury Note .............................................. 2.38 3/31/29 2,216
2,000 U.S. Treasury Note .............................................. 2.50 2/28/26 1,960
2,000 U.S. Treasury Note .............................................. 2.50 3/31/27 1,926
1,305 U.S. Treasury Note .............................................. 2.63 1/31/26 1,283
355 U.S. Treasury Note .............................................. 2.63 7/31/29 329
2,745 U.S. Treasury Note .............................................. 2.63 2/15/29 2,567
2,750 U.S. Treasury Note .............................................. 2.63 5/31/27 2,648
1,500 U.S. Treasury Note .............................................. 2.75 4/30/27 1,450
4,160 U.S. Treasury Note .............................................. 2.75 8/15/32 3,691
2,825 U.S. Treasury Note .............................................. 2.75 2/15/28 2,698
2,655 U.S. Treasury Note .............................................. 2.75 5/31/29 2,483
1,000 U.S. Treasury Note .............................................. 2.75 7/31/27 963
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,861
3,380 U.S. Treasury Note .............................................. 2.88 8/15/28 3,216
3,610 U.S. Treasury Note .............................................. 2.88 5/15/32 3,244
2,600 U.S. Treasury Note .............................................. 2.88 4/30/29 2,448
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,895
1,500 U.S. Treasury Note .............................................. 3.13 8/31/27 1,457
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,282
2,700 U.S. Treasury Note .............................................. 3.25 6/30/29 2,577
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,149
2,110 U.S. Treasury Note .............................................. 3.38 9/15/27 2,062
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,045
2,200 U.S. Treasury Note .............................................. 3.50 1/31/28 2,150
1,245 U.S. Treasury Note .............................................. 3.50 1/31/30 1,195
4,600 U.S. Treasury Note .............................................. 3.50 2/15/33 4,281
2,000 U.S. Treasury Note .............................................. 3.50 9/30/29 1,925
1,030 U.S. Treasury Note .............................................. 3.63 9/30/31 979
400 U.S. Treasury Note .............................................. 3.63 3/31/30 386
2,700 U.S. Treasury Note .............................................. 3.63 8/31/29 2,616
2,680 U.S. Treasury Note .............................................. 3.63 5/15/26 2,658
515 U.S. Treasury Note .............................................. 3.75 8/31/31 494
2,345 U.S. Treasury Note .............................................. 3.75 12/31/30 2,260
2,500 U.S. Treasury Note .............................................. 3.75 12/31/28 2,445
2,050 U.S. Treasury Note .............................................. 3.75 8/15/27 2,024
2,500 U.S. Treasury Note .............................................. 3.75 8/31/26 2,481
1,545 U.S. Treasury Note .............................................. 3.75 4/15/26 1,535
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,106

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,490 U.S. Treasury Note .............................................. 3.88 1/15/26 $ 2,481
1,325 U.S. Treasury Note .............................................. 3.88 12/31/29 1,295
4,605 U.S. Treasury Note .............................................. 3.88 8/15/33 4,384
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,370
3,600 U.S. Treasury Note .............................................. 3.88 8/15/34 3,407
2,090 U.S. Treasury Note .............................................. 3.88 10/15/27 2,068
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,726
2,050 U.S. Treasury Note .............................................. 4.00 1/15/27 2,040
4,000 U.S. Treasury Note .............................................. 4.00 2/15/34 3,832
2,030 U.S. Treasury Note .............................................. 4.00 12/15/27 2,012
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 1,938
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,924
2,500 U.S. Treasury Note .............................................. 4.00 7/31/29 2,462
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,721
1,500 U.S. Treasury Note .............................................. 4.00 2/28/30 1,473
2,400 U.S. Treasury Note .............................................. 4.00 2/15/26 2,394
1,000 U.S. Treasury Note .............................................. 4.00 2/29/28 991
1,750 U.S. Treasury Note .............................................. 4.13 10/31/26 1,746
1,050 U.S. Treasury Note .............................................. 4.13 11/30/31 1,028
1,580 U.S. Treasury Note .............................................. 4.13 6/15/26 1,577
3,720 U.S. Treasury Note .............................................. 4.13 11/15/32 3,630
1,700 U.S. Treasury Note .............................................. 4.13 3/31/29 1,684
750 U.S. Treasury Note .............................................. 4.13 3/31/31 737
2,230 U.S. Treasury Note .............................................. 4.13 2/15/27 2,224
2,790 U.S. Treasury Note .............................................. 4.13 7/31/31 2,736
2,030 U.S. Treasury Note .............................................. 4.13 11/15/27 2,022
500 U.S. Treasury Note .............................................. 4.13 10/31/29 494
400 U.S. Treasury Note .............................................. 4.13 10/31/31 392
1,000 U.S. Treasury Note .............................................. 4.13 11/30/29 989
355 U.S. Treasury Note .............................................. 4.25 6/30/31 351
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,738
1,675 U.S. Treasury Note .............................................. 4.25 2/28/31 1,657
2,280 U.S. Treasury Note .............................................. 4.25 3/15/27 2,280
2,600 U.S. Treasury Note .............................................. 4.25 6/30/29 2,587
2,970 U.S. Treasury Note .............................................. 4.25 11/15/34 2,894
2,000 U.S. Treasury Note .............................................. 4.25 11/30/26 2,000
2,210 U.S. Treasury Note .............................................. 4.38 7/15/27 2,216
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,213
1,670 U.S. Treasury Note .............................................. 4.38 8/15/26 1,673
1,950 U.S. Treasury Note .............................................. 4.38 12/15/26 1,955
2,250 U.S. Treasury Note .............................................. 4.38 5/15/34 2,217
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 4,794
2,375 U.S. Treasury Note .............................................. 4.50 5/15/27 2,387
2,320 U.S. Treasury Note .............................................. 4.50 4/15/27 2,332
1,590 U.S. Treasury Note .............................................. 4.50 7/15/26 1,596
1,400 U.S. Treasury Note .............................................. 4.50 3/31/26 1,404
1,980 U.S. Treasury Note .............................................. 4.63 5/31/31 1,997
1,335 U.S. Treasury Note .............................................. 4.63 4/30/31 1,347
1,750 U.S. Treasury Note .............................................. 4.63 9/15/26 1,760
2,265 U.S. Treasury Note .............................................. 4.63 6/15/27 2,284
1,555 U.S. Treasury Note .............................................. 4.63 3/15/26 1,562
2,750 U.S. Treasury Note .............................................. 4.63 2/28/26 2,761
2,805 U.S. Treasury Note .............................................. 4.63 10/15/26 2,823
3,100 U.S. Treasury Note .............................................. 4.63 4/30/29 3,131
1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 1,958
2,000 U.S. Treasury Note .............................................. 4.88 4/30/26 2,016

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of
December 31, 2024.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 340 U.S. Treasury Note .............................................. 4.88 10/31/30 $ 348
Total U.S. Treasury Obligations ................................... 433,658
Shares
Investment Companies — 53.36%
Domestic Fixed Income — 46.16%
682,840
iShares U.S. Treasury Bond ETF .................................... 15,692
7,409,798
Vanguard Intermediate-Term Treasury ETF ............................ 429,768
445,460
Money Market Funds — 7.20%
69,475,279
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.37(b) 69,475
Total Investment Companies ...................................... 514,935
Total Investments (cost $984,665) — 98.99% ......................... 955,387
Other assets in excess of liabilities — 1.01% .......................... 9,756
Net Assets — 100.00% .......................................... $ 965,143
(a) Zero Coupon Security. Effective rate shown is as of December 31,
2024.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 0.70% — 0.70%
U.S. Treasury Obligations ........................................................................................................................................ 44.93% — 44.93%
Investment Company ............................................................................................................................................... — 53.36% 53.36%
Other Assets (Liabilities) ........................................................................................................................................ 0.41% 0.60% 1.01%
Total Net Assets .................................................................................................................................................. 46.04% 53.96% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,189 3/20/25 $ 129,304 $ (1,313)
30 Year US Treasury Bond Future ............................. 302 3/20/25 34,381 (1,052)
$ 163,685 $ (2,365)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (2,365)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (2,365)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
10 Year US Treasury Note Future Option ...... Put 50 $ 5,400 $ 108.00 1/24/25 $ (20)
US Treasury Bond Future Option ............ Put 25 2,700 108.00 2/21/25 (9)
US Treasury Bond Future Option ............ Put 50 5,650 113.00 2/21/25 (80)
US Treasury Bond Future Option ............ Put 25 2,800 112.00 2/21/25 (30)
US Treasury Bond Future Option ............ Put 25 2,775 111.00 2/21/25 (23)
US Treasury Bond Future Option ............ Put 25 2,725 109.00 2/21/25 (12)
US Treasury Bond Future Option ............ Put 50 5,500 110.00 3/21/25 (56)
US Treasury Bond Future Option ............ Put 50 5,450 109.00 3/21/25 (44)
US Treasury Bond Future Option ............ Put 25 2,700 108.00 3/21/25 (17)
US Treasury Bond Future Option ............ Put 75 8,025 107.00 3/21/25 (40)
$ (331)

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
146
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 68.99%
$ 2,314 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 1,988
140 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 134
232 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 165
615 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 461
1,435 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 1,056
1,110 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 928
1,790 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,631
740 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 686
2,045 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 1,863
2,890 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 1,945
875 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 728
255 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 207
895 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 746
6,575 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 5,622
2,000 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 1,918
600 Bank of America Corp. (Banks), Callable 9/15/33 @ 100.00  ................ 5.87 (SOFR + 184
bps)(a) 9/15/34 618
765 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 667
1,000 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 636
1,240 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 988
2,500 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 2,307
1,705 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 1,468
500 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(a) 11/2/32 414
3,000 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(a) 2/1/29 3,020
1,910 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,550
570 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 529
3,105 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 2,619
800 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 692
445 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/18/25 @
102.25  .................................................. 4.50 10/1/29 431
1,200 Citigroup, Inc. (Banks), Callable 4/8/25 @ 100.00  ....................... 3.11 (SOFR + 284
bps)(a) 4/8/26 1,194
3,475 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 3,123
3,105 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 2,982
920 Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00  ...................... 5.61 (SOFR + 155
bps)(a) 9/29/26 924
1,244 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 1,197
770 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 582
295 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 259
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 1,907
200 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 185
155 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 149
380 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 326
1,970 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 1,899

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 225 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 $ 236
795 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 699
1,490 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 1,592
1,940 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 1,676
1,130 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 952
205 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 186
1,340 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 1,274
100 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 83
1,265 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 1,170
1,000 Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00  ....... 4.45 7/15/28 981
560 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 425
530 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 542
2,840 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 2,793
310 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 301
600 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 513
735 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 632
1,625 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,391
1,890 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 1,976
1,467 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,299
1,702 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 1,403
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,003
1,990 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 1,656
3,000 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 2,978
488 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 491
1,815 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/7/25 @ 100.00  . 2.90 2/26/25 1,808
2,475 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,528
1,000 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 846
1,150 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 975
2,785 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 2,786
1,235 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 1,216
365 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 360
1,055 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 1,036
1,072 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 712
520 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00 ^ ................................................. 5.15 2/21/34 498
400 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 327
545 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 555
7,015 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 5,995
775 JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00  ................ 4.01 (TSFR3M + 138
bps)(a) 4/23/29 751
1,805 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,682
475 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 427
625 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 562
570 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 579
1,555 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,532
225 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 216
945 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 807
1,890 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 1,743
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 712

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 205 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 $ 213
580 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 525
3,771 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/7/25 @ 100.00  ........................................... 4.25 9/1/25 3,756
1,535 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,223
455 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 420
600 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 613
1,448 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(a) 1/22/31 1,287
4,875 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 4,171
740 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 742
470 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 481
1,533 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,585
450 Netflix, Inc. (Entertainment)   ...................................... 5.88 2/15/25 450
1,335 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 1,315
1,650 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,507
555 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 550
1,180 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,031
900 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 917
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,097
185 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 162
434 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 412
1,460 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 1,151
160 Oracle Corp. (Software), Callable 8/9/32 @ 100.00  ...................... 6.25 11/9/32 169
3,175 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 3,184
1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,237
790 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 656
1,290 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 1,112
2,534 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,582
1,085 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,225
735 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 641
300 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(a) 9/1/52 301
152 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 166
265 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 207
1,210 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 1,198
1,739 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 1,699
460 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 392
1,075 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 1,034
1,999 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,724
930 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 799
959 Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00  ........ 5.13 8/15/26 959
710 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 692
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 760
1,365 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 1,125
1,000 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/25 @ 100.00  .......... 2.40 6/15/25 988
730 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 723
795 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 831
4,540 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 3,791
445 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 380
685 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 681

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 512 The Interpublic Group of Cos., Inc. (Media), Callable 3/15/33 @ 100.00  ....... 5.38 6/15/33 $ 507
800 The PNC Financial Services Group, Inc. (Banks), Callable 6/12/28 @ 100.00  ... 5.58 (SOFR + 184
bps)(a) 6/12/29 809
1,760 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(a) 1/22/35 1,773
475 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 465
350 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 313
730 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 714
1,210 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,174
250 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 243
1,490 Truist Financial Corp., MTN (Banks), Callable 1/24/34 @ 100.00  ........... 5.71 (SOFR + 192
bps)(a) 1/24/35 1,509
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 439
384 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 337
425 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 371
145 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/53 @
100.00  .................................................. 5.38 4/15/54 136
400 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 385
440 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 407
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,248
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 992
475 Ventas Realty LP (Diversified REITs)   ................................ 3.50 2/1/25 474
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 921
100 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 61
3,830 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 2,886
625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 471
820 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 723
325 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 301
1,190 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 1,047
1,000 Wells Fargo & Co. (Banks), Callable 4/30/25 @ 100.00  ................... 2.19 (SOFR + 200
bps)(a) 4/30/26 991
1,600 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 1,435
3,375 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 3,261
795 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(a) 7/25/34 793
340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 385
Total Corporate Bonds .......................................... 184,084
Yankee Dollars — 5.83%
675 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 692
1,900 Aptiv Swiss Holdings Ltd. (Financial Services), Callable 8/13/29 @ 100.00  ..... 4.65 9/13/29 1,839
1,246 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 1,508
880 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 867
240 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 156
635 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 705

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 836 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 $ 969
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,375 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 1,377
1,150 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,264
755 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 744
1,143 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,361
1,420 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 1,333
440 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 404
1,225 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 1,066
150 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 5.21 3/8/47 132
620 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 681
162 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 170
290 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 282
Total Yankee Dollars ............................................ 15,551
Shares
Investment Companies — 24.14%
Domestic Fixed Income — 21.45%
96,880
Vanguard Intermediate-Term Corporate Bond ETF ....................... 7,777
852,311
Vanguard Intermediate-Term Treasury ETF ............................ 49,433
57,210
Money Market Funds — 2.69%
250,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 4.25(b) 250
894,786
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.40(b) 895
6,039,262
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.37(b) 6,040
7,185
Total Investment Companies ...................................... 64,395
Total Investments (cost $277,223) — 98.96% ......................... 264,030
Other assets in excess of liabilities — 1.04% .......................... 2,780
Net Assets — 100.00% .......................................... $ 266,810
^ All or part of this security was on loan as of December 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December
31, 2024.
(a) Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2024.
(b) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of
December 31, 2024.
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 68.99% — — 68.99%
Yankee Dollars ................................................................................................................................. 5.83% — — 5.83%
Investment Companies ..................................................................................................................... 0.44% 21.48% 2.22% 24.14%
Other Assets (Liabilities) ................................................................................................................. 1.03% — 0.01% 1.04%
Total Net Assets .......................................................................................................................... 76.29% 21.48% 2.23% 100.00%

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments — December 31, 2024 (Unaudited)
152
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1.35%
$ 300 American Express Credit Account Master Trust, Series 2023-1, Class - A ....... 4.87 5/15/28 $ 302
100 BMW Vehicle Lease Trust, Series 2023-2, Class - A4 ..................... 5.98 2/25/27 101
140 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 125
75 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 1/10/28 @
100.00 ................................................... 4.68 2/10/28 75
100 Chase Issuance Trust, Series 2024-A2, Class - A ......................... 4.63 1/15/31 100
97 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 8/15/27 @ 100.00 ... 5.15 4/17/28 98
150 Ford Credit Auto Lease Trust, Series 2024-B, Class - A4 , Callable 3/15/27 @ 100.00 4.99 1/15/28 151
300 GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class - A3,
Callable 7/16/27 @ 100.00 .................................... 4.85 12/18/28 301
200 Harley-Davidson Motorcycle Trust, Series 2024-A, Class - A4 , Callable 12/15/27 @
100.00 ................................................... 5.29 12/15/31 202
75 Honda Auto Receivables Owner Trust, Series 2023-1, Class - A4, Callable 7/21/26
@ 100.00 ................................................ 4.97 6/21/29 75
100 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 101
100 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 9/15/28 @
100.00 ................................................... 4.84 3/15/29 100
100 Hyundai Auto Receivables Trust, Series 2023-B, Class - A3, Callable 10/15/27 @
100.00 ................................................... 5.48 4/17/28 101
125 Hyundai Auto Receivables Trust, Series 2023-C, Class - A3, Callable 1/15/28 @
100.00 ................................................... 5.54 10/16/28 127
100 Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class - A3, Callable 10/15/27
@ 100.00 ................................................ 5.95 11/15/28 101
150 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 151
200 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 12/15/27
@ 100.00 ................................................ 4.77 4/16/29 200
100 Verizon Master Trust, Series 2022-6, Class - A, Callable 7/20/25 @ 100.00 ...... 3.67 1/22/29 100
100 Verizon Master Trust, Series 2024-6, Class - A1A, Callable 8/20/27 @ 100.00 ... 4.17 8/20/30 99
125 Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class - A3 , Callable 3/20/27
@ 100.00 ................................................ 5.02 6/20/28 126
75 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 76
100 World Omni Auto Receivables Trust, Series 2024-B, Class - A3, Callable 9/15/27 @
100.00 ................................................... 5.27 9/17/29 101
Total Asset Backed Securities ..................................... 2,913
Collateralized Mortgage-Backed Securities — 4.79%
150 BANK, Series 2020-BN26, Class - A4, Callable 3/15/30 @ 100.00 ........... 2.40 3/15/63 130
300 BANK, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00 ........... 2.62(a) 11/15/64 254
100 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 90
100 BANK, Series 2019-BN19, Class - A3 , Callable 7/15/29 @ 100.00 ........... 3.18 8/15/61 90
— BANK, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 ......... 3.47 11/15/54 —
300 BANK, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00 ........... 3.69 2/15/61 288
100 BANK, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00 ........... 3.71 4/15/52 95
150 BANK, Series 2022-BNK41, Class - A4 .............................. 3.79(a) 4/15/65 137
60 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 51
400 BBCMS Mortgage Trust, Series 2022-C15, Class - A5, Callable 4/15/32 @ 100.00 3.66(a) 4/15/55 358
50 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 53
125 BBCMS Mortgage Trust, Series 2023-C22, Class - A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 139
150 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 136
100 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 76
200 Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 178
250 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 237
200 Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 193

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 100 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 $ 86
150 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 137
100 Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable
3/10/26 @ 100.00 .......................................... 3.31 4/10/49 98
100 Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable
2/10/26 @ 100.00 .......................................... 3.62 2/10/49 96
49 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 47
189 Fannie Mae-ACES, Series 2020-M8, Class - A2 ......................... 1.82 2/25/30 163
140 Fannie Mae-ACES, Series 2022-M11, Class - A2 ........................ 2.94(a) 10/25/27 134
162 Fannie Mae-ACES, Series 2017-M7, Class - A2 ......................... 2.96(a) 2/25/27 157
94 Fannie Mae-ACES, Series 2017-M11, Class - A2 ........................ 2.98 8/25/29 88
178 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.06(a) 6/25/27 172
164 Fannie Mae-ACES, Series 2017-M15, Class - ATS2 ...................... 3.16(a) 11/25/27 158
236 Fannie Mae-ACES, Series 2018-M14, Class - A2 ........................ 3.58(a) 8/25/28 227
179 Fannie Mae-ACES, Series 2019-M2, Class - A2 ......................... 3.62(a) 11/25/28 172
100 Fannie Mae-ACES, Series 2023-M4, Class - A2 ......................... 3.77(a) 9/25/32 93
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class -
A2, Callable 8/25/30 @ 100.00 ................................. 1.41 8/25/30 251
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2, Callable 5/25/35 @ 100.00 ................................ 1.72 5/25/35 219
57 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class -
A1, Callable 10/25/29 @ 100.00 ................................ 1.78 10/25/29 53
390 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126 , Class -
A2, Callable 1/25/31 @ 100.00 ................................. 2.07 1/25/31 334
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class -
A2, Callable 9/25/31 @ 100.00 ................................. 2.10 9/25/31 169
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2, Callable 3/25/29 @ 100.00 ................................. 2.12(a) 3/25/29 136
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
AM, Callable 4/25/29 @ 100 .00 ................................ 2.12 4/25/29 178
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class -
A2 ..................................................... 2.13 11/25/31 84
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2, Callable 8/25/36 @ 100.00 ................................ 2.18 8/25/36 223
40 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class -
A1, Callable 6/25/29 @ 100.00 ................................. 2.26 6/25/29 38
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class
- A2, Callable 10/25/34 @ 100.00 ............................... 2.86 10/25/34 62
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class -
A2 ..................................................... 3.00(a) 6/25/32 177
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class -
A2, Callable 4/25/29 @ 100.00 ................................. 3.30 4/25/29 95
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 239
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class -
A2 ..................................................... 3.77 12/25/28 242
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2, Callable 11/25/32 @ 100.00 ................................ 3.78 11/25/32 139
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class -
AM, Callable 12/25/32 @ 100.00 ............................... 3.82 12/25/32 69
350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class -
A2, Callable 5/25/28 @ 100.00 ................................. 3.85 5/25/28 340
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class -
A2, Callable 8/25/28 @ 100.00 ................................. 3.90(a) 8/25/28 389
150 Freddie Mac Multifamily Structured Pass Through Certificates , Series K751, Class -
A2, Callable 3/25/30 @ 100.00 ................................. 4.41 3/25/30 148

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class -
A2, Callable 5/25/34 @ 100.00 ................................. 5.00 5/25/34 $ 140
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-162, Class -
A2, Callable 12/25/33 @ 100.00 ................................ 5.15 12/25/33 203
224 GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 5/10/26 @
100.00 ................................................... 2.79 5/10/49 219
200 GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 180
100 GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 89
250 GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 240
100 GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @
100.00 ................................................... 4.15(a) 7/10/51 96
200 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 193
200 Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 193
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class - A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 103
100 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 97
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 111
500 Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable
5/15/26 @ 100.00 .......................................... 3.10 6/15/49 484
100 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 98
Total Collateralized Mortgage-Backed Securities ...................... 10,364
U.S. Government Agency Mortgages — 80.67%
129 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 104
363 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 268
235 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 174
343 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 254
408 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 302
375 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 279
213 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 184
38 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 30
374 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 276
421 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 311
153 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 124
298 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 220
358 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 265
317 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 273
174 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 150
248 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 214
119 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 96
158 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 128
72 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 58
89 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 77
78 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 63
39 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 33
324 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 279
259 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 224
289 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 250
343 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 254
19 Fannie Mae , Pool #MA4181 ....................................... 1.50 11/1/50 14

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 84 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 $ 72
345 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 272
425 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 331
338 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 264
467 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 365
247 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 193
394 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 308
56 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 50
325 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 254
320 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 251
232 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 182
381 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 337
313 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 277
331 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 261
30 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 28
412 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 324
312 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 275
169 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 133
360 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 283
456 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 358
138 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 122
341 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 267
349 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 274
330 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 258
74 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 58
411 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 323
452 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 355
368 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 287
300 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 237
243 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 216
186 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 166
375 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 294
282 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 249
153 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 128
77 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 64
10 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 9
54 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 52
215 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 170
9 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 9
398 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 311
381 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 297
425 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 330
389 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 304
422 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 329
269 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 210
284 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 225
266 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 237
358 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 279
176 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 138
36 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 30
27 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 22
209 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 164
152 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 128
336 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 267
132 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 110
329 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 291
243 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 191
221 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 173
416 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 326

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 136 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 $ 106
324 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 254
213 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 166
194 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 153
211 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 165
120 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 101
112 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 93
329 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 274
97 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 86
292 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 258
326 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 256
297 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 233
306 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 270
331 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 259
410 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 320
368 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 288
11 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 10
404 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 319
36 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 32
425 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 332
80 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 67
429 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 336
356 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 281
241 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 188
7 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 7
23 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 21
38 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 34
31 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 27
218 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 179
165 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 136
66 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 56
236 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 193
39 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 37
221 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 182
18 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 17
14 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 13
100 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 92
220 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 181
62 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 57
10 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 8
37 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 36
204 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 167
384 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 316
277 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 229
42 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 40
43 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 41
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
209 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 173
69 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 64
222 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 183
294 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 243
11 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 10
230 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 190
396 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 324
43 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 42
208 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 172
195 Fannie Mae , Pool #CB1131 ........................................ 2.50 7/1/51 161
429 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 350
128 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 105

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 $ 11
228 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 187
213 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 176
11 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 10
26 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 22
127 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 105
16 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 15
288 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 246
136 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 115
123 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 115
8 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 7
55 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 50
237 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 215
127 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 104
422 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 344
384 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 313
435 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 354
41 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 34
100 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 82
355 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 290
24 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 23
268 Fannie Mae, Pool #CA8955 ....................................... 2.50 2/1/51 221
17 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 16
255 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 213
43 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 42
17 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 14
28 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 27
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
46 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 43
13 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 12
370 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 304
7 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 6
19 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 17
74 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 68
90 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 74
360 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 297
39 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 36
8 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 6
5 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 4
357 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 292
368 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 303
166 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 137
211 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 175
382 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 312
333 Fannie Mae , Pool #BR7857 ....................................... 2.50 5/1/51 273
14 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 14
27 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 25
189 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 156
240 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 202
193 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 163
420 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 345
307 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 253
37 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 35
160 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 131
39 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 35
7 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 6
53 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 49
24 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 20
22 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 19

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 214 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 $ 177
32 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 31
38 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 36
31 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 26
100 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 86
30 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 29
108 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 94
87 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 75
22 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 19
87 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 75
18 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 17
377 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 320
281 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 246
119 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 102
49 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 42
121 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 105
18 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 17
181 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 154
92 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 80
68 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 59
17 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 15
21 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 19
3 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 3
184 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 159
102 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 89
35 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 30
62 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 53
50 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 43
106 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 91
83 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 71
126 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 109
20 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 19
12 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 12
19 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 17
11 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 10
20 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 18
54 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 52
24 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
7 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 7
81 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 70
66 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 57
9 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 8
14 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 12
59 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 51
14 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 12
15 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 13
23 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 21
38 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 33
75 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 65
10 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 9
12 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 12
58 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 50
15 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 15
66 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 58
39 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 34
66 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 57
22 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 20
83 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 71
7 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 6

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 83 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 $ 72
59 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 52
21 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 20
70 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 60
21 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 21
19 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 17
68 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 59
35 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 30
22 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 19
136 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 117
39 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 34
20 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 20
25 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 24
19 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 17
93 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 81
14 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 12
71 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 62
152 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 131
25 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 23
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
154 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 132
14 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 13
103 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 88
14 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 13
26 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 23
37 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 35
14 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 13
85 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 80
23 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 22
8 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 7
36 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 31
14 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 13
5 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 4
18 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 17
27 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 23
18 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 16
91 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 79
44 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 38
8 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 7
4 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 4
31 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 29
11 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 10
322 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 282
148 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 130
156 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 137
32 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 31
19 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 18
6 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 6
4 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 4
36 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 32
70 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 60
110 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 96
99 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 86
27 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 24
12 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 12
20 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 17
12 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 11
44 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 38
17 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 15

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 $ 10
121 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 105
109 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 95
8 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 7
59 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 51
10 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 9
83 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 72
6 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 6
60 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 52
179 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 157
51 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 44
103 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 90
100 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 87
97 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 83
51 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 44
74 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 63
18 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 17
4 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 4
46 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 39
16 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 15
14 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 13
6 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5
61 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 59
14 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 13
235 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 200
329 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 280
172 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 146
101 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 88
5 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 5
186 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 159
111 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 94
173 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 149
219 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 186
15 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 13
29 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 25
406 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 348
404 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 346
109 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 95
13 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 12
422 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 360
37 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 37
55 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 48
338 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 288
47 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 45
46 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 42
53 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 47
10 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 9
18 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 16
71 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 63
55 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 50
33 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 30
89 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 79
49 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 44
22 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 20
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
39 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 35
49 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 44
63 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 57
39 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 35

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae, Pool #310139 ........................................ 3.50 11/1/25 $ 2
44 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 42
19 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 18
67 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 60
18 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 17
24 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 21
38 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 34
7 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 7
328 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 290
46 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 41
28 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 25
75 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 68
4 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 4
46 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 41
227 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 208
68 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 61
4 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 4
20 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 19
52 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 47
5 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 4
15 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 14
33 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 30
14 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 13
25 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 23
7 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 7
16 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 14
22 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 21
10 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 9
2 Fannie Mae, Pool #AJ6181 ........................................ 3.50 12/1/26 2
37 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 37
63 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 56
51 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 48
42 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 37
22 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 20
52 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 46
44 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 40
217 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 192
21 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 19
38 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 35
436 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 386
51 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 46
190 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 174
38 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 34
17 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 15
82 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 75
38 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 34
45 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 40
83 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 75
215 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 191
44 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 40
5 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 5
9 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 9
49 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 44
64 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 57
114 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 105
43 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 39
18 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 16
57 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 54
41 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 39

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 72 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 $ 65
2 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 2
43 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 39
17 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 15
123 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 110
62 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 57
51 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 46
65 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 59
4 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 4
20 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 18
87 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 78
67 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 60
6 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 6
22 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 20
16 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 14
47 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 42
35 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 31
27 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 24
132 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 120
107 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 96
57 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 52
7 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 6
62 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 56
21 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 19
3 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 3
38 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 35
66 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 59
18 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 16
61 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 54
49 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 45
58 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 52
3 Fannie Mae, Pool #AE5487 ....................................... 3.50 10/1/25 3
8 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 7
31 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 28
46 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 42
52 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 46
22 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 20
33 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 29
71 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 63
69 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 62
13 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 12
69 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 63
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
2 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 2
41 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 37
5 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 4
32 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 29
8 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
25 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 23
23 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 21
32 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 29
11 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 10
26 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 25
15 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 15
2 Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 2
78 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 72
136 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 128
79 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 75
40 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 37

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 46 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 $ 43
35 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 32
40 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 37
33 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 30
10 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 9
54 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 50
28 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 26
30 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 27
45 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 42
34 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 32
137 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 129
48 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 44
355 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 329
24 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 23
3 Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 3
257 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 243
62 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 58
20 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 18
22 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 20
31 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 29
50 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 46
12 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 12
18 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 16
19 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 17
1 Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 1
19 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 18
37 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 36
18 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 17
81 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 75
33 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 31
346 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 316
30 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 28
9 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 9
38 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 35
8 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 7
43 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 40
42 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 39
33 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 31
217 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 198
9 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 9
61 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 57
26 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 24
32 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 30
13 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 12
33 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 30
20 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 18
109 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 103
6 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 5
47 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 43
40 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 37
37 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 35
1 Fannie Mae, Pool #AE0375 ....................................... 4.00 7/1/25 1
76 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 70
24 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 23
23 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 21
37 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 35
17 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 15
29 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 27
27 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 26

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 46 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 $ 43
1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
2 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
33 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 30
56 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 52
17 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 16
10 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 10
12 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 11
31 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 29
65 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 61
30 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 28
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
121 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 113
25 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 23
37 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 35
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
12 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 12
14 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 13
23 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 22
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
102 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 95
7 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 7
88 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 81
26 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 25
45 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 42
42 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 40
50 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 46
29 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 27
4 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 4
13 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 12
52 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 47
35 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 33
17 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 16
6 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 6
12 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 11
10 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 9
53 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 49
36 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 34
52 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 47
61 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 57
8 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 8
5 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 4
4 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 4
1 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 1
123 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 120
14 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 14
177 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 170
18 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 17
12 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 12
47 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 45
3 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 3
40 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 39
8 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 8
44 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 42
23 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 23
33 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 32
34 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 33
8 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 8
116 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 112

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 199 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 $ 190
11 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 11
25 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 24
47 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 46
14 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
23 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 22
43 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 41
14 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 13
16 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 16
8 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 7
368 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 346
3 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 3
10 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 9
9 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 9
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 12
38 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 37
45 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 43
21 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 20
52 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 51
363 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 341
23 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 23
24 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 23
90 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 86
19 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 18
46 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 44
10 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 9
12 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 12
11 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 10
206 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 205
51 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 51
9 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 9
10 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 9
296 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 286
378 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 365
364 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 351
19 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 19
17 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 17
1 Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 1
8 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 7
7 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 7
273 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 264
18 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 18
18 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 18
22 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 22
10 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 10
21 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 21
8 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 8
13 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 12
11 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 10
356 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 351
375 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 370
324 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 322
357 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 352
6 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 6
335 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 339
458 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 453
351 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 346
432 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 427
364 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 359

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 373 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 $ 368
346 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 348
417 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 420
204 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 208
439 Fannie Mae, Pool #MA5445 ....................................... 6.00 8/1/54 442
241 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 243
402 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 404
42 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 42
347 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 348
295 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 296
346 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 348
411 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 420
316 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 323
305 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 312
438 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 448
304 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 314
50 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 52
50 Fannie Mae, 15 YR TBA ......................................... 1.50 1/25/40 43
100 Fannie Mae, 15 YR TBA ......................................... 3.00 1/25/40 93
50 Fannie Mae, 15 YR TBA ......................................... 3.50 1/25/40 47
100 Fannie Mae, 15 YR TBA ......................................... 4.00 1/25/40 96
50 Fannie Mae, 15 YR TBA ......................................... 4.00 2/25/40 48
200 Fannie Mae, 15 YR TBA ......................................... 4.50 1/25/40 195
25 Fannie Mae, 15 YR TBA ......................................... 5.00 2/25/40 25
250 Fannie Mae, 15 YR TBA ......................................... 5.00 1/25/40 248
175 Fannie Mae, 15 YR TBA ......................................... 5.50 1/25/40 176
100 Fannie Mae, 15 YR TBA ......................................... 6.00 1/25/40 101
50 Fannie Mae, 30 YR TBA ......................................... 4.00 2/25/55 46
25 Fannie Mae, 30 YR TBA ......................................... 4.00 1/25/55 23
150 Fannie Mae, 30 YR TBA ......................................... 4.50 2/25/55 141
575 Fannie Mae, 30 YR TBA ......................................... 4.50 1/25/55 541
1,550 Fannie Mae, 30 YR TBA ......................................... 5.00 1/25/55 1,496
650 Fannie Mae, 30 YR TBA ......................................... 5.00 2/25/55 628
450 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/55 444
1,275 Fannie Mae, 30 YR TBA ......................................... 5.50 1/25/55 1,258
1,350 Fannie Mae, 30 YR TBA ......................................... 6.00 1/25/55 1,357
200 Fannie Mae, 30 YR TBA ......................................... 6.00 2/25/55 201
1,300 Fannie Mae, 30 YR TBA ......................................... 6.50 1/25/55 1,328
700 Fannie Mae, 30 YR TBA ......................................... 7.00 1/25/55 726
65 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 48
360 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 311
170 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 125
353 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 261
349 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 300
310 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 267
332 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 286
350 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 302
56 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 45
187 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 160
362 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 267
390 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 304
80 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 63
394 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 307
187 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 167
252 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 197
330 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 259
202 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 157
349 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 274
345 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 270

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 400 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 $ 313
423 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 331
402 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 315
338 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 267
257 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 227
150 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 126
336 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 263
344 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 269
366 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 285
112 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 99
228 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 179
311 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 246
370 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 290
117 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 98
245 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 191
418 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 326
474 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 419
371 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 290
385 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 301
368 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 288
127 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 99
219 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 183
427 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 332
466 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 368
404 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 315
398 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 310
386 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 300
375 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 295
146 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 122
337 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 265
158 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 123
228 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 178
114 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 95
385 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 300
119 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 98
332 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 296
72 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 67
438 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 344
329 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 271
324 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 253
350 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 275
315 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 281
356 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 281
421 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 328
382 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 300
365 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 285
386 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 302
346 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 271
377 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 295
296 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 262
203 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 160
388 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 304
207 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 162
418 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 326
323 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 254
363 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 283
210 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 164
301 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 267
281 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 230

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 $ 7
189 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 155
371 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 304
284 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 234
312 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 257
418 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 341
252 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 207
26 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 25
267 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 220
155 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 128
227 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 194
251 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 207
270 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 221
209 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 171
312 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 256
31 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 28
54 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 45
126 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 104
364 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 298
256 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 212
143 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 118
341 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 280
359 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 296
47 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 41
209 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 173
29 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 26
349 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 285
110 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 100
112 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 102
414 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 338
38 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 36
401 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 328
173 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 142
18 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 16
60 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 55
355 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 293
408 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 335
435 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 355
143 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 117
129 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 106
372 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 305
278 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 229
372 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 307
361 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 296
101 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 88
48 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 41
412 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 338
272 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 223
304 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 253
301 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 248
103 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 89
389 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 317
382 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 314
383 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 315
386 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 315
405 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 334
20 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
225 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 183
213 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 174

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 81 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 $ 66
91 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 85
45 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 42
125 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 107
95 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 82
123 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 107
331 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 282
64 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 55
12 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 11
88 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 75
51 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 44
58 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 50
24 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 22
421 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 367
60 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 52
78 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 68
45 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 39
17 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 15
76 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 66
86 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 75
150 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 131
38 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 33
50 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 42
90 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 78
191 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 164
37 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 32
308 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 264
106 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 91
101 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 88
25 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 22
69 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 59
50 Freddie Mac , Pool #ZS4706 ....................................... 3.00 3/1/47 43
29 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 26
35 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 31
39 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 34
76 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 66
72 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 62
50 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 44
51 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 44
109 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 99
22 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 20
50 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 44
128 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 114
15 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 13
26 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 23
13 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 11
88 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 80
8 Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 8
25 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 22
79 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 72
35 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 31
126 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 113
22 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 20
31 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 28
70 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 62
61 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 54
49 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 44
36 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 32
91 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 80

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 62 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 $ 56
23 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 20
53 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 48
13 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 12
8 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 7
54 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 49
511 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 453
401 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 358
356 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 315
40 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 36
73 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 69
245 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 224
256 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 228
357 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 327
177 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 162
23 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 21
19 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 18
64 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 60
84 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 78
53 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 48
7 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 7
50 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 47
12 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 12
32 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 29
107 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 99
368 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 337
227 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 207
66 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 62
361 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 330
35 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 33
28 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 26
55 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 52
353 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 322
347 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 319
21 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 19
51 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 48
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 9
39 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 37
20 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 19
410 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 385
361 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 339
75 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 71
128 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 120
20 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 19
370 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 348
363 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 341
363 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 342
284 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 267
18 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 18
86 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 82
39 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 37
433 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 418
4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 4
365 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 352
212 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 204
364 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 351
359 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 347
356 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 344
374 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 361

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 47 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 $ 46
379 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 366
338 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 333
280 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 276
442 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 437
430 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 424
354 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 349
326 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 322
359 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 354
348 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 343
363 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 358
331 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 333
340 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 342
360 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 362
434 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 437
335 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 337
339 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 341
397 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 399
348 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 349
213 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 214
227 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 232
424 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 438
295 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 301
233 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 241
376 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 389
11 Freddie Mac Gold, Pool #G18547 ................................... 2.00 3/1/30 11
18 Freddie Mac Gold, Pool #J25777 .................................... 2.00 9/1/28 17
8 Freddie Mac Gold, Pool #J25759 .................................... 2.00 8/1/28 7
25 Freddie Mac Gold, Pool #G18634 ................................... 2.00 3/1/32 23
16 Freddie Mac Gold, Pool #J25585 .................................... 2.50 9/1/28 16
91 Freddie Mac Gold, Pool #G18611 ................................... 2.50 9/1/31 85
8 Freddie Mac Gold, Pool #G08638 ................................... 2.50 4/1/45 6
9 Freddie Mac Gold, Pool #G18665 ................................... 2.50 11/1/32 9
15 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 14
33 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 32
19 Freddie Mac Gold, Pool #G18704 ................................... 2.50 6/1/33 17
30 Freddie Mac Gold, Pool #J35643 .................................... 2.50 11/1/31 28
75 Freddie Mac Gold, Pool #J38477 .................................... 2.50 2/1/33 70
47 Freddie Mac Gold, Pool #J26408 .................................... 2.50 11/1/28 45
31 Freddie Mac Gold, Pool #G18533 ................................... 2.50 12/1/29 30
7 Freddie Mac Gold, Pool #G08755 ................................... 2.50 2/1/47 6
26 Freddie Mac Gold, Pool #J23440 .................................... 2.50 4/1/28 26
5 Freddie Mac Gold, Pool #G18472 ................................... 2.50 7/1/28 5
20 Freddie Mac Gold, Pool #J18954 .................................... 2.50 4/1/27 19
21 Freddie Mac Gold, Pool #Q42878 ................................... 2.50 9/1/46 18
28 Freddie Mac Gold, Pool #C09026 ................................... 2.50 2/1/43 24
63 Freddie Mac Gold, Pool #G18680 ................................... 2.50 3/1/33 59
45 Freddie Mac Gold, Pool #J37902 .................................... 2.50 11/1/32 42
42 Freddie Mac Gold, Pool #G18635 ................................... 2.50 3/1/32 39
3 Freddie Mac Gold, Pool #J30875 .................................... 2.50 3/1/30 3
43 Freddie Mac Gold, Pool #G18568 ................................... 2.50 9/1/30 40
11 Freddie Mac Gold, Pool #C91904 ................................... 2.50 11/1/36 10
9 Freddie Mac Gold, Pool #C91969 ................................... 3.00 1/1/38 8
67 Freddie Mac Gold, Pool #C04422 ................................... 3.00 12/1/42 58
17 Freddie Mac Gold, Pool #G18582 ................................... 3.00 1/1/31 16
72 Freddie Mac Gold, Pool #G60187 ................................... 3.00 8/1/45 63
4 Freddie Mac Gold, Pool #C91949 ................................... 3.00 9/1/37 4
19 Freddie Mac Gold, Pool #Q19754 ................................... 3.00 7/1/43 17
13 Freddie Mac Gold, Pool #G18715 ................................... 3.00 12/1/33 13

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 109 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 $ 94
8 Freddie Mac Gold, Pool #G18534 ................................... 3.00 12/1/29 8
26 Freddie Mac Gold, Pool #J17774 .................................... 3.00 1/1/27 25
20 Freddie Mac Gold, Pool #G08540 ................................... 3.00 8/1/43 17
41 Freddie Mac Gold, Pool #G18514 ................................... 3.00 6/1/29 39
4 Freddie Mac Gold, Pool #C91939 ................................... 3.00 6/1/37 3
35 Freddie Mac Gold, Pool #G15217 ................................... 3.00 11/1/29 33
88 Freddie Mac Gold, Pool #Q43734 ................................... 3.00 10/1/46 78
31 Freddie Mac Gold, Pool #C91707 ................................... 3.00 6/1/33 28
11 Freddie Mac Gold, Pool #C91905 ................................... 3.00 11/1/36 10
23 Freddie Mac Gold, Pool #C91819 ................................... 3.00 4/1/35 21
11 Freddie Mac Gold, Pool #C91924 ................................... 3.00 4/1/37 10
63 Freddie Mac Gold , Pool #G18673 ................................... 3.00 1/1/33 60
16 Freddie Mac Gold, Pool #J38675 .................................... 3.00 3/1/33 15
37 Freddie Mac Gold, Pool #Q41795 ................................... 3.00 7/1/46 32
29 Freddie Mac Gold, Pool #G18531 ................................... 3.00 11/1/29 27
8 Freddie Mac Gold, Pool #C91943 ................................... 3.00 7/1/37 7
55 Freddie Mac Gold, Pool #C91581 ................................... 3.00 11/1/32 51
22 Freddie Mac Gold, Pool #C91927 ................................... 3.00 5/1/37 20
104 Freddie Mac Gold, Pool #Q16222 ................................... 3.00 3/1/43 91
6 Freddie Mac Gold, Pool #G30999 ................................... 3.00 2/1/37 5
2 Freddie Mac Gold, Pool #Q39527 ................................... 3.00 3/1/46 1
18 Freddie Mac Gold, Pool #G30945 ................................... 3.00 9/1/36 17
7 Freddie Mac Gold, Pool #C91826 ................................... 3.00 5/1/35 6
5 Freddie Mac Gold, Pool #Q13086 ................................... 3.00 11/1/42 4
1 Freddie Mac Gold, Pool #J14241 .................................... 3.00 1/1/26 1
19 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 18
37 Freddie Mac Gold, Pool #G08783 ................................... 3.00 10/1/47 32
10 Freddie Mac Gold, Pool #J38057 .................................... 3.00 12/1/32 9
3 Freddie Mac Gold, Pool #C91809 ................................... 3.00 2/1/35 3
219 Freddie Mac Gold, Pool #Q21065 ................................... 3.00 8/1/43 192
114 Freddie Mac Gold, Pool #Q45735 ................................... 3.00 1/1/47 99
94 Freddie Mac Gold, Pool #C04619 ................................... 3.00 3/1/43 83
10 Freddie Mac Gold, Pool #J33135 .................................... 3.00 11/1/30 9
8 Freddie Mac Gold, Pool #J29932 .................................... 3.00 11/1/29 7
43 Freddie Mac Gold, Pool #Q20067 ................................... 3.00 7/1/43 38
1 Freddie Mac Gold, Pool #J17111 .................................... 3.00 10/1/26 1
4 Freddie Mac Gold, Pool #Q18882 ................................... 3.00 5/1/43 4
32 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 31
11 Freddie Mac Gold, Pool #G18575 ................................... 3.00 11/1/30 11
10 Freddie Mac Gold, Pool #J38807 .................................... 3.00 4/1/33 9
17 Freddie Mac Gold, Pool #C91798 ................................... 3.00 12/1/34 16
29 Freddie Mac Gold, Pool #G18569 ................................... 3.00 9/1/30 28
27 Freddie Mac Gold, Pool #G08648 ................................... 3.00 6/1/45 24
32 Freddie Mac Gold, Pool #G08640 ................................... 3.00 5/1/45 28
11 Freddie Mac Gold, Pool #Q18599 ................................... 3.00 6/1/43 10
32 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 30
35 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 31
26 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 23
10 Freddie Mac Gold, Pool #Q55002 ................................... 3.50 3/1/48 9
4 Freddie Mac Gold, Pool #C91760 ................................... 3.50 5/1/34 3
40 Freddie Mac Gold, Pool #C91456 ................................... 3.50 6/1/32 38
4 Freddie Mac Gold, Pool #C91925 ................................... 3.50 4/1/37 4
31 Freddie Mac Gold, Pool #Q36040 ................................... 3.50 9/1/45 28
8 Freddie Mac Gold, Pool #C92003 ................................... 3.50 7/1/38 8
69 Freddie Mac Gold, Pool #G08766 ................................... 3.50 6/1/47 62
68 Freddie Mac Gold, Pool #G08804 ................................... 3.50 3/1/48 61
19 Freddie Mac Gold, Pool #G08846 ................................... 3.50 11/1/48 17
2 Freddie Mac Gold, Pool #J13582 .................................... 3.50 11/1/25 2

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 13 Freddie Mac Gold, Pool #A96409 ................................... 3.50 1/1/41 $ 12
44 Freddie Mac Gold, Pool #Q51461 ................................... 3.50 10/1/47 39
— Freddie Mac Gold, Pool #E02735 ................................... 3.50 10/1/25 —
23 Freddie Mac Gold, Pool #G18707 ................................... 3.50 9/1/33 22
29 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 27
21 Freddie Mac Gold , Pool #G08813 ................................... 3.50 5/1/48 18
29 Freddie Mac Gold, Pool #G08733 ................................... 3.50 11/1/46 26
58 Freddie Mac Gold, Pool #Q49490 ................................... 3.50 7/1/47 52
11 Freddie Mac Gold, Pool #Q31134 ................................... 3.50 2/1/45 10
12 Freddie Mac Gold, Pool #J27494 .................................... 3.50 2/1/29 11
46 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 41
54 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 48
18 Freddie Mac Gold, Pool #G08605 ................................... 3.50 9/1/44 16
90 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 81
14 Freddie Mac Gold, Pool #J15105 .................................... 3.50 4/1/26 14
62 Freddie Mac Gold, Pool #G08641 ................................... 3.50 5/1/45 56
18 Freddie Mac Gold, Pool #G08599 ................................... 3.50 8/1/44 16
14 Freddie Mac Gold, Pool #C91950 ................................... 3.50 9/1/37 13
81 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 73
78 Freddie Mac Gold, Pool #Q20860 ................................... 3.50 8/1/43 70
27 Freddie Mac Gold, Pool #Q37449 ................................... 3.50 11/1/45 25
7 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 6
55 Freddie Mac Gold, Pool #G08632 ................................... 3.50 3/1/45 50
8 Freddie Mac Gold, Pool #C91940 ................................... 3.50 6/1/37 7
78 Freddie Mac Gold, Pool #G08562 ................................... 3.50 1/1/44 71
53 Freddie Mac Gold, Pool #Q08903 ................................... 3.50 6/1/42 48
36 Freddie Mac Gold, Pool #C91403 ................................... 3.50 3/1/32 34
19 Freddie Mac Gold, Pool #C03920 ................................... 3.50 5/1/42 17
27 Freddie Mac Gold, Pool #Q58422 ................................... 3.50 9/1/48 25
42 Freddie Mac Gold, Pool #Q53176 ................................... 3.50 12/1/47 38
29 Freddie Mac Gold, Pool #Q04087 ................................... 3.50 10/1/41 26
44 Freddie Mac Gold, Pool #Q08998 ................................... 3.50 6/1/42 40
53 Freddie Mac Gold, Pool #Q09896 ................................... 3.50 8/1/42 48
31 Freddie Mac Gold, Pool #Q06749 ................................... 3.50 3/1/42 29
23 Freddie Mac Gold, Pool #G30776 ................................... 3.50 7/1/35 22
11 Freddie Mac Gold , Pool #C91742 ................................... 3.50 1/1/34 10
33 Freddie Mac Gold, Pool #Q12052 ................................... 3.50 10/1/42 30
17 Freddie Mac Gold, Pool #G08836 ................................... 4.00 9/1/48 16
70 Freddie Mac Gold, Pool #G06506 ................................... 4.00 12/1/40 66
40 Freddie Mac Gold, Pool #G08616 ................................... 4.00 11/1/44 37
5 Freddie Mac Gold, Pool #G08633 ................................... 4.00 3/1/45 5
34 Freddie Mac Gold, Pool #Q58680 ................................... 4.00 9/1/48 31
21 Freddie Mac Gold, Pool #C91738 ................................... 4.00 11/1/33 20
20 Freddie Mac Gold, Pool #G08601 ................................... 4.00 8/1/44 19
— Freddie Mac Gold, Pool #J12435 .................................... 4.00 6/1/25 —
36 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 34
42 Freddie Mac Gold, Pool #G08588 ................................... 4.00 5/1/44 40
3 Freddie Mac Gold, Pool #G08642 ................................... 4.00 5/1/45 3
21 Freddie Mac Gold , Pool #Q34081 ................................... 4.00 6/1/45 20
1 Freddie Mac Gold, Pool #G14453 ................................... 4.00 6/1/26 1
2 Freddie Mac Gold, Pool #Q27456 ................................... 4.00 7/1/44 2
10 Freddie Mac Gold, Pool #G08672 ................................... 4.00 10/1/45 10
34 Freddie Mac Gold, Pool #C09070 ................................... 4.00 12/1/44 32
192 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 182
21 Freddie Mac Gold, Pool #C91765 ................................... 4.00 6/1/34 20
6 Freddie Mac Gold, Pool #C92019 ................................... 4.00 10/1/38 6
17 Freddie Mac Gold, Pool #G08831 ................................... 4.00 8/1/48 15
28 Freddie Mac Gold, Pool #G08767 ................................... 4.00 6/1/47 26
35 Freddie Mac Gold, Pool #Q27594 ................................... 4.00 8/1/44 33

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Freddie Mac Gold, Pool #C91994 ................................... 4.00 5/1/38 $ 7
23 Freddie Mac Gold, Pool #G08637 ................................... 4.00 4/1/45 21
42 Freddie Mac Gold, Pool #G08785 ................................... 4.00 10/1/47 39
19 Freddie Mac Gold, Pool #G08483 ................................... 4.00 3/1/42 18
5 Freddie Mac Gold, Pool #C91923 ................................... 4.00 3/1/37 4
39 Freddie Mac Gold, Pool #G08618 ................................... 4.00 12/1/44 36
42 Freddie Mac Gold, Pool #G08459 ................................... 4.00 9/1/41 40
4 Freddie Mac Gold, Pool #A90437 ................................... 4.50 1/1/40 4
12 Freddie Mac Gold, Pool #Q25432 ................................... 4.50 3/1/44 11
26 Freddie Mac Gold, Pool #Q57957 ................................... 4.50 8/1/48 25
12 Freddie Mac Gold, Pool #G08596 ................................... 4.50 7/1/44 11
6 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 6
16 Freddie Mac Gold, Pool #G60512 ................................... 4.50 12/1/45 15
356 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 345
16 Freddie Mac Gold, Pool #Q22671 ................................... 4.50 11/1/43 15
1 Freddie Mac Gold, Pool #E02862 ................................... 4.50 3/1/26 1
10 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 9
19 Freddie Mac Gold, Pool #Q59805 ................................... 4.50 11/1/48 18
37 Freddie Mac Gold, Pool #A97495 ................................... 4.50 3/1/41 36
30 Freddie Mac Gold, Pool #G08759 ................................... 4.50 4/1/47 29
20 Freddie Mac Gold, Pool #G08754 ................................... 4.50 3/1/47 19
5 Freddie Mac Gold, Pool #G07068 ................................... 5.00 7/1/41 5
12 Freddie Mac Gold, Pool #G05205 ................................... 5.00 1/1/39 11
28 Freddie Mac Gold, Pool #Q00763 ................................... 5.00 5/1/41 27
158 Freddie Mac Gold, Pool #C01598 ................................... 5.00 8/1/33 158
6 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 6
74 Freddie Mac Gold, Pool #G04913 ................................... 5.00 3/1/38 73
99 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 100
1 Freddie Mac Gold, Pool #A79636 ................................... 5.50 7/1/38 1
26 Freddie Mac Gold, Pool #G06031 ................................... 5.50 3/1/40 26
1 Freddie Mac Gold, Pool #G06091 ................................... 5.50 5/1/40 1
1 Freddie Mac Gold, Pool #A69671 ................................... 5.50 12/1/37 1
2 Freddie Mac Gold, Pool #A62706 ................................... 6.00 6/1/37 2
95 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 99
22 Freddie Mac Gold, Pool #G03551 ................................... 6.00 11/1/37 23
11 Freddie Mac Gold, Pool #G05709 ................................... 6.00 6/1/38 12
368 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 295
376 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 301
359 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 288
323 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 258
537 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 430
272 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 218
226 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 180
318 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 255
457 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 366
340 Government National Mortgage Association , Pool #MA8041 ................ 2.00 5/20/52 272
171 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 137
397 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 318
289 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 231
282 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 226
299 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 240
513 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 410
162 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 130
297 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 237
430 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 344
412 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 330
377 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 316
398 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 332
14 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 12

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 165 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 $ 138
29 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 25
364 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 304
4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 4
329 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 275
307 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 256
5 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 5
365 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 305
343 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 286
364 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 304
6 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 6
373 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 312
266 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 222
155 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 130
78 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 65
362 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 302
313 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 262
8 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 8
367 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 308
11 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 10
10 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 8
285 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 238
341 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 286
322 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 269
5 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 4
293 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 245
502 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 419
16 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 14
122 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 103
8 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 8
10 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 9
174 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 146
105 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 87
8 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 8
162 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 138
221 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 185
158 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 135
190 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 159
237 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 198
8 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 8
65 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 57
1 Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 1
124 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 109
89 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 78
70 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 62
53 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 47
183 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 159
130 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 114
109 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 95
69 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 60
44 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 39
61 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 53
32 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 28
85 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 75
25 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 22
12 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 11
71 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 63
16 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 14
120 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 105

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 $ 3
64 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 56
39 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 34
12 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 12
79 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 69
145 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 128
113 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 99
81 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 72
26 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 23
113 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 100
49 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 43
63 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 56
90 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 79
52 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 46
108 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 95
7 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
4 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 4
44 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 39
7 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 6
93 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 81
99 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 87
14 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 12
147 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 129
60 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 52
3 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 3
60 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 52
49 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 44
63 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 55
19 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 17
34 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 30
61 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 54
29 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 26
16 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 14
41 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 36
298 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 260
42 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 37
55 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 48
373 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 324
12 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 12
317 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 275
132 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 115
7 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 6
11 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 10
109 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 97
321 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 278
327 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 283
398 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 354
37 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 32
18 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 16
74 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 66
47 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 41
207 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 180
46 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 42
51 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 46
47 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 43
13 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 11
109 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 101
47 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 43
33 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 30

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 43 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 $ 38
99 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 89
69 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 61
58 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 53
10 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 9
13 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 12
155 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 141
61 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 55
57 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 51
2 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 2
50 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 46
34 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 31
95 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 87
39 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 36
64 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 58
77 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 69
31 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 28
35 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 32
5 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 4
34 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 31
107 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 97
57 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 53
40 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 36
77 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 69
58 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 52
48 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 43
110 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 100
214 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 192
84 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 76
52 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 47
61 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 55
49 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 44
58 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 52
63 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 57
27 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 24
41 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 37
8 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 7
9 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 8
11 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 10
21 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 19
39 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 35
68 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 62
338 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 302
13 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 11
38 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 35
90 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 81
10 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 9
95 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 86
8 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 7
33 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 30
90 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 82
76 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 69
62 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 56
71 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 64
14 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 13
234 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 209
54 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 49
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
193 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 177

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 79 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 $ 72
53 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 48
3 Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 3
109 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 101
44 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 40
64 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 58
59 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 54
58 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 52
34 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 32
65 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 61
22 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 20
40 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 38
11 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 11
19 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 18
20 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 19
16 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 15
12 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 11
23 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 22
136 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 129
44 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 41
11 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 10
24 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 22
13 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 13
436 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 403
12 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 11
7 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 6
31 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 29
13 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 12
38 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 35
36 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 33
18 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 17
351 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 325
48 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 44
15 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 14
7 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 7
40 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 38
15 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 14
144 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 132
67 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 63
57 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 54
433 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 399
44 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 41
36 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 34
20 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 19
37 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 36
54 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 51
7 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 7
49 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 46
10 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 9
37 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 35
70 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 65
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 8
18 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 17
66 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 62
43 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 41
48 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 46
12 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 11
44 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 42
27 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 25

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 41 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 $ 39
78 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 73
12 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 11
24 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 23
37 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 34
42 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 39
336 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 319
45 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 43
35 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 33
28 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 27
12 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 12
11 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 11
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
51 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 49
9 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 8
6 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 5
20 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 19
8 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 7
10 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 9
26 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 25
15 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 15
8 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 8
529 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 501
140 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 135
5 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 5
51 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 49
243 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 230
33 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 31
191 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 186
28 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 28
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 4
11 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 10
10 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 10
80 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 77
16 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 16
358 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 339
3 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 3
8 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 8
370 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 359
18 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 18
138 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 137
247 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 240
8 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 8
370 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 359
17 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 17
9 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 8
42 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 42
61 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 61
29 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 28
353 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 343
8 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 8
3 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 3
12 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 11
7 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 7
7 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 7
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
4 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 5
8 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 8
346 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 336

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 368 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 $ 357
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
14 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 14
189 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 184
29 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 29
286 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 284
398 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 394
25 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 25
157 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 156
171 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 170
442 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 439
261 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 259
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
345 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 343
44 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 45
359 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 357
5 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 5
25 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 26
22 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 22
309 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 311
347 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 349
427 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 432
21 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 21
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 7
439 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 448
258 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 264
1,175 Government National Mortgage Association, 30 YR TBA .................. 2.00 1/20/55 940
175 Government National Mortgage Association, 30 YR TBA .................. 2.50 1/20/55 146
75 Government National Mortgage Association, 30 YR TBA .................. 3.00 1/20/55 65
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 2/20/55 22
100 Government National Mortgage Association, 30 YR TBA .................. 3.50 1/20/55 89
25 Government National Mortgage Association, 30 YR TBA .................. 4.00 1/20/55 23
750 Government National Mortgage Association, 30 YR TBA .................. 4.50 1/20/55 709
225 Government National Mortgage Association, 30 YR TBA .................. 4.50 2/20/55 212
325 Government National Mortgage Association, 30 YR TBA .................. 5.00 2/20/55 315
800 Government National Mortgage Association, 30 YR TBA .................. 5.00 1/20/54 777
175 Government National Mortgage Association, 30 YR TBA .................. 5.50 2/20/55 173
1,175 Government National Mortgage Association, 30 YR TBA .................. 5.50 1/20/55 1,165
1,550 Government National Mortgage Association, 30 YR TBA .................. 6.00 1/20/55 1,561
600 Government National Mortgage Association, 30 YR TBA .................. 6.50 1/20/55 610
375 Government National Mortgage Association, 30 YR TBA .................. 7.00 1/20/55 384
Total U.S. Government Agency Mortgages ........................... 174,426
Corporate Bonds — 0.14%
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 94
225 PG&E Wildfire Recovery Funding LLC, Series A-5 ( Electric Utilities)   ........ 5.10 6/1/52 213
Total Corporate Bonds .......................................... 307
Shares
Investment Companies — 20.46%
Domestic Fixed Income — 9.40%
350,577
Vanguard Intermediate-Term Treasury ETF ............................ 20,334

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Money Market Funds — 11.06%
23,913,307
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.37(b) $ 23,913
Total Investment Companies ...................................... 44,247
Total Investments Before TBA Sale Commitments 232,257
(cost $255,778) — 107.41% .......................................
Principal
Amount
(000)
TBA Sale Commitments (c) — (0.25)%
$ (75) Fannie Mae, 15 YR TBA ......................................... 2.50 1/25/40 (68)
(50) Fannie Mae, 30 YR TBA ......................................... 3.00 1/25/55 (42)
(75) Fannie Mae, 30 YR TBA ......................................... 3.50 1/25/55 (66)
(125) Fannie Mae, 30 YR TBA ......................................... 2.50 1/25/55 (103)
(25) Fannie Mae, 30 YR TBA ......................................... 2.50 2/25/55 (20)
(75) Fannie Mae, 30 YR TBA ......................................... 2.00 2/25/55 (58)
(200) Fannie Mae, 30 YR TBA ......................................... 2.00 1/25/55 (156)
(25) Fannie Mae, 30 YR TBA ......................................... 3.50 2/25/55 (22)
Total TBA Sale Commitments ..................................... (535)
Liabilities in excess of other assets — (7.16)% ......................... (15,488)
Net Assets — 100.00% .......................................... $ 216,234
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclos ed is the rate in effect on December 31, 2024.
(b) Annualized 7-day yield as of period-end.
(c) Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024.
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC (Options
Overlay)
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.35% — — 1.35%
Collateralized Mortgage-Backed Securities .................................................................................... 4.79% — — 4.79%
U.S. Government Agency Mortgages ............................................................................................. 80.67% — — 80.67%
Corporate Bonds .............................................................................................................................. 0.14% — — 0.14%
Investment Companies .................................................................................................................... 7.48% 9.45% 3.53% 20.46%
TBA Sales Commitments ................................................................................................................ -0.25% — — -0.25%
Other Assets (Liabilities) ................................................................................................................. -7.17% — 0.01% -7.16%
Total Net Assets .......................................................................................................................... 87.01% 9.45% 3.54% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
183
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 97 .60%
Alabama — 5 .12%
$ 1,130 Auburn University Revenue , Series A Continuously Callable @100 ........... 5.00 6/1/28 $ 1,137
2,315 City of Huntsville AL, GO , Series A ................................. 5.00 3/1/27 2,416
3,553
Arizona — 4 .86%
990 Arizona Department of Transportation State Highway Fund Revenue ......... 5.00 7/1/28 1,058
1,275 Maricopa County Industrial Development Authority Revenue , Series D ........ 5.00(a) 1/1/46 1,302
1,000 Maricopa County Unified School District No. 41 Gilbert, GO , Series C ........ 5.00 7/1/25 1,010
3,370
Arkansas — 1 .86%
1,295 Rogers School District No. 30, GO Continuously Callable @100 ( State Aid
Withholding ) .............................................. 4.00 2/1/26 1,292
Florida — 2 .04%
1,325 State of Florida Department of Transportation Turnpike System Revenue , Series C 5.00 7/1/28 1,415
Georgia — 1 .92%
1,300 State of Georgia, GO , Series C ..................................... 4.00 1/1/27 1,335
Illinois — 3 .90%
1,695 State of Illinois, GO ............................................ 5.00 2/1/26 1,724
935 State of Illinois, GO , Series D ..................................... 5.00 11/1/27 981
2,705
Indiana — 3 .49%
2,410 Indiana Finance Authority Revenue , Series A (Pre-Refunded/Escrowed to Maturity) 5.00 3/1/39 2,418
Iowa — 2 .27%
1,000 City of Ankeny IA, GO , Series A ................................... 5.00 6/1/25 1,008
550 Linn-Mar Community School District, GO Continuously Callable @100 ( BAM ) .. 5.00 5/1/27 565
1,573
Kansas — 2 .23%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO , Series A (Pre-
Refunded/Escrowed to Maturity) ............................... 5.00 9/1/36 1,547
Maryland — 8 .14%
900 County of Baltimore MD, GO ..................................... 5.00 3/1/31 1,002
1,160 County of Harford MD, GO , Series B ................................ 5.00 2/1/26 1,184
1,640 County of Prince George's MD, GO , Series A .......................... 5.00 8/1/28 1,757
1,640 State of Maryland Department of Transportation Revenue .................. 5.00 10/1/26 1,702
5,645
Massachusetts — 2 .28%
1,545 Massachusetts School Building Authority Revenue , Series A (Pre-Refunded/
Escrowed to Maturity) ....................................... 5.00 2/15/49 1,583
Minnesota — 5 .76%
1,730 City of Minneapolis, GO ......................................... 5.00 12/1/26 1,795
1,270 State of Minnesota, GO , Series A ................................... 5.00 9/1/28 1,362
750 University of Minnesota Revenue , Series B ............................ 5.00 2/1/32 836
3,993
Missouri — 1 .62%
1,100 Lindbergh School District, GO ..................................... 4.00 3/1/27 1,124

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Nebraska — 3 .03%
$ 2,060 Nebraska Public Power District Revenue , Series A ....................... 5.00 1/1/26 $ 2,101
New Jersey — 8 .90%
1,735 New Jersey Educational Facilities Authority Revenue , Series A .............. 5.00 3/1/27 1,813
1,250 New Jersey Health Care Facilities Financing Authority Revenue , Series A
Continuously Callable @100 .................................. 5.00 7/1/30 1,277
3,000 State of New Jersey, GO , Series A ................................... 5.00 6/1/26 3,083
6,173
New York — 5 .08%
1,605 New York City Transitional Finance Authority Revenue , Series C-1 ........... 5.00 5/1/28 1,708
1,610 New York State Dormitory Authority Revenue , Series A-1 ................. 5.00 3/15/31 1,815
3,523
Oregon — 1 .88%
1,250 Oregon State Lottery Revenue , Series A Continuously Callable @100 ......... 5.00 4/1/30 1,307
South Carolina — 2 .38%
1,495 South Carolina Jobs-Economic Development Authority Revenue , Series A ...... 5.00 11/1/31 1,652
South Dakota — 3 .03%
1,905 South Dakota Conservancy District Revenue , Series B .................... 5.00 8/1/30 2,100
Tennessee — 4 .87%
1,500 County of Wilson TN, GO ........................................ 5.00 4/1/30 1,648
1,535 Metropolitan Government of Nashville & Davidson County, GO , Series A ...... 5.00 1/1/32 1,728
3,376
Texas — 9 .53%
1,670 City of Cedar Park TX, GO ....................................... 5.00 2/15/27 1,739
1,550 City of Plano TX, GO ........................................... 5.00 9/1/29 1,683
1,015 Conroe Independent School District, GO ( PSF-GTD ) ..................... 5.00 2/15/25 1,017
1,150 Round Rock Independent School District, GO ( PSF-GTD ) ................. 5.00 8/1/25 1,163
1,000 Spring Branch Independent School District, GO ( PSF-GTD ) ................ 5.00 2/1/25 1,001
6,603
Virginia — 3 .65%
900 City of Fredericksburg VA, GO , Series A ( State Aid Withholding ) ............ 5.00 10/1/29 982
1,505 Hampton Roads Transportation Accountability Commission Revenue , Series A .. 5.00 7/1/26 1,550
2,532
Washington — 4 .15%
1,260 Central Puget Sound Regional Transit Authority Revenue (Pre-Refunded/Escrowed
to Maturity) .............................................. 4.00 11/1/50 1,270
1,590 State of Washington, GO , Series R-2022C ............................. 4.00 7/1/26 1,612
2,882
Wisconsin — 5 .61%
2,700 State of Wisconsin, GO Continuously Callable @100 ..................... 5.00 5/1/29 2,717
1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue ,
Series B ................................................. 5.00 9/1/26 1,176
3,893
Total Municipal Bonds .......................................... 67,695

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
As of
December 31, 2024
, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Company — 1 .01%
Money Market Funds — 1 .01%
698,587
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.37(b) $ 699
Total Investment Company ....................................... 699
Total Investments (cost $ 68,830 ) — 98 .61% .......................... 68,394
Other assets in excess of liabilities — 1 .39% .......................... 966
Net Assets — 100.00% .......................................... $ 69,360
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on December 31, 2024.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2024 (Unaudited)
186
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 83.67%
Alabama — 2.31%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @100  .................................. 5.00 6/1/29 $ 1,427
1,675 Auburn University Revenue, Series A  ................................ 5.00 6/1/26 1,720
2,895 Black Belt Energy Gas District Revenue Continuously Callable @100  ......... 4.00(a) 6/1/51 2,884
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25 12/1/53 1,598
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 1,968
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@100  ................................................... 5.75(a) 4/1/54 1,093
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,033
11,723
Arizona — 2.55%
3,425 Chandler Industrial Development Authority Revenue Continuously Callable @100
(AMT) .................................................. 4.00(a) 6/1/49 3,402
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,630
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,850
1,000 Maricopa County Union High School District No. 210-Phoenix, GO  .......... 5.00 7/1/25 1,010
4,000 Salt River Project Agricultural Improvement & Power District Revenue, Series A
Continuously Callable @100  .................................. 5.00 12/1/36 4,026
1,015 State of Arizona Certificates of Participation, Series A  .................... 5.00 10/1/25 1,028
12,946
California — 1.38%
2,500 California Community Choice Financing Authority Revenue, Series G Continuously
Callable @100  ............................................ 5.25(a) 11/1/54 2,650
945 Los Angeles Unified School District, GO, Series A  ....................... 5.00 7/1/30 1,054
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,063
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,247
7,014
Colorado — 2.41%
500 Canyons Metropolitan District No. 5, GO (BAM) ........................ 5.00 12/1/33 553
3,600 City & County of Denver Co. Airport System Revenue, Series A (AMT) ........ 5.00 12/1/25 3,650
900 City & County of Denver Co., GO, Series B Continuously Callable @100  ...... 5.00 8/1/35 1,037
2,970 Denver City & County School District No. 1, GO, Series A (State Aid Withholding) 5.50 12/1/25 3,037
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 3,953
12,230
Connecticut — 0.85%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,120
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,654
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,040
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 494
4,308
Delaware — 0.13%
620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 682
District of Columbia — 1.93%
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,533
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,011
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,117
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,123
9,784
Florida — 3.75%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @100  5.00(a) 12/1/37 2,039

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Florida (continued)
$ 1,500 Central Florida Expressway Authority Revenue (AGM) .................... 5.00 7/1/30 $ 1,658
1,500 County of Lee FL Solid Waste System Revenue (AMT) .................... 5.00 10/1/25 1,515
3,000 County of Miami-Dade FL Aviation Revenue  .......................... 5.00 10/1/34 3,234
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,827
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 1,004
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,186
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @100  .. 5.00 10/1/32 3,450
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,151
19,064
Georgia — 1.75%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @100  ... 4.00(a) 3/1/50 5,011
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,671
1,225 State of Georgia, GO, Series C  ..................................... 4.00 1/1/28 1,274
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 945
8,901
Illinois — 5.23%
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 484
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 423
1,025 Chicago O'Hare International Airport Revenue  ......................... 5.00 1/1/32 1,123
1,465 Chicago Transit Auth Sales Tax Receipts Revenue Continuously Callable @100  .. 5.00 12/1/36 1,636
58 City of Chicago IL Certificates of Participation, Series NT Continuously Callable
@100  ................................................... 7.46 2/15/26 40
1,200 City of Chicago IL Wastewater Transmission Revenue Continuously Callable @100
(BAM) .................................................. 5.00 1/1/37 1,317
2,335 City of Chicago IL, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,264
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @100  .... 5.00(a) 5/15/50 1,399
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,579
1,650 Illinois Municipal Electric Agency Revenue, Series A Continuously Callable @100  4.00 2/1/35 1,609
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 1/1/30 909
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO, Series D  ..... 5.00 12/1/30 1,566
3,035 Metropolitan Water Reclamation District of Greater Chicago, GO, Series A
Continuously Callable @100  .................................. 5.00 12/1/27 3,146
380 Regional Transportation Authority Revenue (AGM) ...................... 6.00 6/1/25 383
1,270 Sales Tax Securitization Corp. Revenue Continuously Callable @100  ......... 5.00 1/1/35 1,400
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,179
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,043
2,995 University of Illinois Certificates of Participation, Series B Continuously Callable
@100  ................................................... 5.00 10/1/27 3,068
26,568
Indiana — 2.01%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,539
2,250 Indiana Finance Authority Revenue, Series B Continuously Callable @100  ..... 2.25(a) 12/1/58 2,108
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 4,041
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,509
10,197
Iowa — 0.10%
450 Iowa Tobacco Settlement Authority Revenue, Series A2 Continuously Callable
@100  ................................................... 5.00 6/1/32 493
Kansas — 0.20%
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,041

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Kentucky — 1.60%
$ 3,560 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 4.00(a) 8/1/52 $ 3,543
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 5.25(a) 4/1/54 3,312
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,277
8,132
Louisiana — 0.28%
1,415 Jefferson Sales Tax District Revenue, Series A (AGM) .................... 5.00 12/1/25 1,437
Maine — 0.31%
1,025 Finance Authority of Maine Revenue, Series A-1 (AGM) .................. 5.00 12/1/26 1,048
490 Maine Municipal Bond Bank Revenue  ............................... 5.00 11/1/29 536
1,584
Maryland — 2.63%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,058
860 County of Frederick MD, GO Continuously Callable @100  ................ 5.00 4/1/37 972
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,345
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,178
2,500 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,761
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,012
1,495 State of Maryland, GO Continuously Callable @100  ..................... 5.00 6/1/34 1,683
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,363
13,372
Massachusetts — 1.64%
3,000 Commonwealth of Massachusetts, GO, Series A (AMBAC) ................. 5.50 8/1/30 3,347
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 881
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,456
1,000 Massachusetts Educational Financing Authority Revenue, Series I (AMT) ...... 5.00 1/1/25 1,000
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,642
8,326
Michigan — 3.46%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable
@100  ................................................... 5.00 7/1/37 1,085
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,401
6,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.00(a) 11/15/44 6,125
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,197
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,008
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,483
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,409
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 811
2,960 Utica Community Schools, GO (Q-SBLF) ............................. 5.00 5/1/26 3,036
17,555
Minnesota — 2.97%
1,000 Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series C  ..... 5.00 1/1/26 1,019
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 1,948
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,335
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,363
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,107
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,536
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,396

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Minnesota (continued)
$ 3,000 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 $ 3,401
15,105
Missouri — 0.75%
995 St Joseph School District, GO (ST AID DIR DEP) ....................... 5.00 3/1/27 1,034
2,505 The Curators of the University of Missouri Revenue, Series B  ............... 5.00 11/1/30 2,778
3,812
Nebraska — 0.70%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,027
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,024
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 1,517
3,568
Nevada — 1.90%
750 City of North Las Vegas NV, GO  ................................... 5.00 6/1/33 842
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,166
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,644
9,652
New Jersey — 2.97%
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,057
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 463
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,279
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,808
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 825
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,087
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 1,945
4,295 New Jersey Turnpike Authority Revenue, Series A Continuously Callable @100  . 5.00 1/1/31 4,365
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,157
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,083
15,069
New Mexico — 0.73%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,091
2,590 New Mexico Educational Assistance Foundation Revenue, Series 1A (AMT) .... 5.00 9/1/25 2,614
3,705
New York — 7.26%
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,167
5,000 City of New York NY, GO, Series C  ................................. 5.00 8/1/28 5,333
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @100  5.00 3/15/35 1,323
1,700 Metropolitan Transportation Authority Revenue, Series B Continuously Callable
@100  ................................................... 5.00 11/15/29 1,750
2,410 New York City Municipal Water Finance Authority Revenue, Series BB-2
Continuously Callable @100  .................................. 5.00 6/15/27 2,453
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,142
4,940 New York City Municipal Water Finance Authority Revenue, Series CC-2  ...... 5.00 6/15/36 5,807
1,500 New York City Transitional Finance Authority Revenue, Series D-1 Continuously
Callable @100  ............................................ 5.00 11/1/36 1,682
930 New York City Transitional Finance Authority Revenue, Series A-1  ........... 5.00 11/1/32 1,053
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 1,029
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,252

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New York (continued)
$ 1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 $ 1,868
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 4,989
36,848
North Carolina — 0.84%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 914
1,000 County of Wake NC Revenue  ...................................... 5.00 9/1/28 1,073
1,100 County of Wake NC, GO, Series A  .................................. 5.00 2/1/30 1,212
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue  .................. 5.00(a) 1/15/50 1,062
4,261
Ohio — 3.30%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2 Continuously
Callable @100  ............................................ 5.00 6/1/32 3,203
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,485
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,080
125 County of Mahoning OH Revenue Continuously Callable @100 (NATL) ....... 5.50 10/15/25 126
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 860
1,130 County of Warren OH Revenue Continuously Callable @100  ............... 5.00 7/1/36 1,224
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @100  5.00 12/1/37 1,978
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @100  ............................ 5.00 6/1/35 3,481
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 2,000
500 State of Ohio Revenue, Series A Continuously Callable @100  ............... 5.00 1/1/30 528
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 795
16,760
Oklahoma — 0.54%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @100  .... 5.00 6/1/37 2,170
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 555
2,725
Oregon — 1.50%
2,500 Multnomah County School District No. 1 Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,721
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,658
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,259
7,638
Pennsylvania — 4.84%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,053
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,083
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,768
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,839
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,054
3,500 Commonwealth of Pennsylvania, GO, Series BAM-TCRS Continuously Callable
@100 (BAM-TCRS) ........................................ 4.00 3/1/35 3,531
835 Commonwealth of Pennsylvania, GO Continuously Callable @100  ........... 5.00 8/15/38 945
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@100 (AMT) ............................................. 2.45(a) 12/1/39 1,716
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 3,971
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,053
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,022
2,455 Pennsylvania Turnpike Commission Revenue Continuously Callable @100  ..... 5.00 6/1/35 2,774
625 Pennsylvania Turnpike Commission Revenue, Series B  ................... 5.00 12/1/28 669
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,108
24,586

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Rhode Island — 0.52%
$ 625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 $ 670
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 1,990
2,660
South Carolina — 0.57%
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,067
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 720
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,115
2,902
Tennessee — 1.27%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,314
500 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 7/1/29 537
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,328
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,072
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,372
730 Metropolitan Government of Nashville & Davidson County, GO, Series A  ...... 5.00 1/1/32 822
6,445
Texas — 11.78%
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,073
1,230 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/28 1,306
2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @100  . 5.00 8/15/37 2,726
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,011
1,000 City of Dallas TX, GO Continuously Callable @100  ..................... 5.00 2/15/27 1,004
2,500 City of Houston TX Airport System Revenue, Series C (AMT) .............. 5.00 7/1/25 2,517
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 312
1,000 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/26 1,017
1,750 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/25 1,764
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,352
940 City of San Antonio TX, GO  ...................................... 5.00 2/1/27 977
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 969
2,200 Clifton Higher Education Finance Corp. Revenue (PSF-GTD) ............... 5.00 8/15/25 2,226
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,578
1,750 County of Harris TX Revenue Continuously Callable @100  ................ 5.00 8/15/34 1,762
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,107
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 599
1,500 Dallas Independent School District, GO, Series A Continuously Callable @100
(PSF-GTD) ............................................... 5.00 2/15/27 1,503
1,650 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/25 1,674
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,517
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,198
2,300 Love Field Airport Modernization Corp. Revenue (AMT) .................. 5.00 11/1/25 2,322
850 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 850
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,120
1,090 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 1,173
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,360
1,000 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/26 1,026
2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 2,692
250 North Texas Tollway Authority Revenue, Series A Continuously Callable @100  .. 5.00 1/1/25 250
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/32 1,421

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Texas (continued)
$ 1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/36 $ 1,663
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00(a) 7/1/53 2,193
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @100  .................................. 5.50(a) 1/1/54 3,855
2,230 University of Houston Revenue, Series C Continuously Callable @100  ........ 5.00 2/15/28 2,267
1,300 West Harris County Regional Water Authority Revenue  ................... 5.00 12/15/27 1,368
1,000 West Travis County Public Utility Agency Revenue (BAM) ................. 5.00 8/15/26 1,031
59,783
Virginia — 0.55%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @100  ............................................ 5.00 4/1/38 858
850 Hampton Roads Transportation Accountability Commission Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/31 934
1,000 Roanoke Economic Development Authority Revenue  ..................... 5.00 7/1/25 1,010
2,802
Washington — 4.19%
955 City of Seattle WA, GO Continuously Callable @100  ..................... 5.00 5/1/38 1,075
525 King County School District No. 405 Bellevue, GO Continuously Callable @100
(SCH BD GTY) ............................................ 5.00 12/1/29 556
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @100 (SCH BD GTY) ................................ 5.00 12/1/36 1,748
1,555 Port of Seattle WA Revenue Continuously Callable @100 (AMT) ............ 5.00 8/1/33 1,653
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,526
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @100  ........... 5.00 7/1/36 3,909
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,203
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 888
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,439
1,250 Washington Health Care Facilities Authority Revenue, Series B  ............. 5.00 10/1/25 1,263
21,260
Wisconsin — 1.97%
580 Madison Metropolitan School District, GO Continuously Callable @100  ....... 5.00 3/1/34 626
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,430
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @100  ............................................ 5.00(a) 4/1/54 1,092
1,225 University of Wisconsin Hospitals & Clinics Revenue, Series A  ............. 5.00 4/1/26 1,250
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,114
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,495
10,007
Total Municipal Bonds .......................................... 424,945
Shares
Investment Companies — 15.19%
Domestic Fixed Income — 12.78%
436,201
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,742
319,133
BlackRock Municipal 2030 Target Term Trust .......................... 6,572
57,002
BlackRock Municipal Income Fund, Inc. .............................. 691
241,404
BlackRock Muniholdings California Quality Fund, Inc. .................... 2,566
103,082
BlackRock Muniholdings Fund ..................................... 1,203
107,345
BlackRock MuniYield Fund, Inc. ................................... 1,115
348,844
BlackRock MuniYield Quality Fund III, Inc. ........................... 3,851
186,540
BNY Mellon Strategic Municipals, Inc. ............................... 1,127

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2024 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Domestic Fixed Income (continued)
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... $ 796
323,740
DWS Municipal Income Trust ...................................... 3,059
138,683
Eaton Vance California Municipal Bond Fund .......................... 1,272
297,077
Eaton Vance Municipal Bond Fund .................................. 3,078
146,400
Eaton Vance New York Municipal Bond Fund .......................... 1,395
34,925
Federated Hermes Premier Municipal Income Fund ...................... 381
439,498
Invesco Quality Municipal Income Trust .............................. 4,333
43,749
iShares National Muni Bond ETF ................................... 4,661
195,885
MFS High Income Municipal Trust .................................. 721
463,249
MFS High Yield Municipal Trust .................................... 1,631
174,485
Nuveen AMT-Free Quality Municipal Income Fund ...................... 1,968
262,498
Nuveen Municipal Credit Income Fund ............................... 3,195
101,974
Nuveen Municipal Value Fund, Inc. .................................. 876
276,190
Nuveen Quality Municipal Income Fund .............................. 3,220
87,267
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 1,303
315,690
PIMCO California Municipal Income Fund II ........................... 1,806
207,184
PIMCO Municipal Income Fund III .................................. 1,525
441,991
Pioneer Municipal High Income Advantage Fund, Inc. .................... 3,726
397,985
Western Asset Managed Municipals Fund, Inc. .......................... 4,059
64,872
Money Market Funds — 2.41%
12,264,333
BlackRock Liquidity Funds MuniCash ................................ 3.41(b) 12,265
Total Investment Companies ...................................... 77,137
Total Investments (cost $511,130) — 98.86% .......................... 502,082
Other assets in excess of liabilities — 1.14% .......................... 5,808
Net Assets — 100.00% .......................................... $ 507,890
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on December 31, 2024.
(b) Annualized 7-day yield as of period-end.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2024.
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 75.43% 8.24% — — 83.67%
Investment Companies ............................................................................................ 0.11% — 12.78% 2.30% 15.19%
Other Assets (Liabilities) ........................................................................................ 0.86% 0.13% 0.15% — 1.14%
Total Net Assets ................................................................................................. 76.40% 8.37% 12.93% 2.30% 100.00%

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)
195
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
ASSETS:
Investments in securities, at value(a) .............................................................................. $ 1,856,992 $ 2,544,877
Cash ............................................................................................................... 1,370 2,962
Receivable for portfolio shares issued ............................................................................ 1,270 158
Receivable from investments sold ................................................................................ 21 105
Variation margin receivable on derivatives ....................................................................... — 1,138
Cash held as collateral at broker for derivatives .................................................................. — 25,433
Dividends and interest receivable ................................................................................. 1,147 600
Foreign tax reclaims receivable ................................................................................... 120 101
Prepaid expenses .................................................................................................. 49 63
Total assets ..................................................................................................... 1,860,969 2,575,437
LIABILITIES:
Written options, at fair value (Premiums received $— and $1,522, respectively) ................................ — 1,444
Payable for investments purchased ............................................................................... — 116
Payable for portfolio shares redeemed ............................................................................ 1,275 243
Payable for collateral received on loaned securities .............................................................. 257 —
Variation margin payable on derivatives .......................................................................... — 445
Advisory fees payable ............................................................................................. 127 299
Administrative services fees payable ............................................................................. 63 86
Trustee fees payable ............................................................................................... 21 34
Professional fees payable ......................................................................................... 61 109
Custodian fees payable ............................................................................................ 44 52
Other accrued expenses ........................................................................................... 61 65
Total liabilities .................................................................................................. 1,909 2,893
NET ASSETS ........................................................................................................ $ 1,859,060 $ 2,572,544
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 48 $ 164
Additional paid-in capital ......................................................................................... 559,389 2,062,527
Total distributable earnings/(loss) 1,299,623 509,853
Net Assets ...................................................................................................... $ 1,859,060 $ 2,572,544
NET ASSETS: $ 1,859,060 $ 2,572,544
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 48,102 163,657
Net Asset Value, offering and redemption price per share: (b) $ 38.65 $ 15.72
Investments in securities, at cost .................................................................................. $ 557,573 $ 1,766,791
(a) Includes securities on loan of $253 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The ESG Growth
Portfolio
The Catholic SRI
Growth Portfolio
The International
Equity Portfolio
The Institutional
International
Equity Portfolio
ASSETS:
Investments in securities, at value(a) .............................. $ 201,730 $ 36,789 $ 537,317 $ 860,575
Cash ............................................................... 2 — — 1,737
Foreign currency, at value (Cost $173, $35, $174 and $1,178, respectively) .................................................... 173 35 501 1,199
Receivable for portfolio shares issued ............................ — — — 86
Receivable from investments sold ................................ — — 1,632 362
Cash held as collateral at broker for derivatives .................. 4 — 675 1,902
Dividends and interest receivable ................................. 121 22 339 1,092
Foreign tax reclaims receivable ................................... 215 27 2,604 3,737
Prepaid expenses .................................................. 6 2 20 30
Total assets ..................................................... 202,251 36,875 543,088 870,720
LIABILITIES:
Payable to Custodian .............................................. — — 279 —
Written options, at fair value (Premiums received $—, $—, $185 and $315, respectively) ......................................... — — 175 297
Payable for investments purchased ............................... — — 10 51
Payable for portfolio shares redeemed ............................ — — — 240
Payable for collateral received on loaned securities .............. — — — 485
Variation margin payable on derivatives .......................... — — 109 280
Advisory fees payable ............................................. 27 1 53 167
Administrative services fees payable ............................. 20 15 39 41
Trustee fees payable ............................................... 3 1 10 12
Professional fees payable ......................................... 15 4 84 78
Custodian fees payable ............................................ 8 3 58 50
Other accrued expenses ........................................... 6 3 17 22
Total liabilities .................................................. 79 27 834 1,723
NET ASSETS ........................................................ $ 202,172 $ 36,848 $ 542,254 $ 868,997
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 12 $ 2 $ 44 $ 86
Additional paid-in capital ......................................... 123,476 20,034 395,750 788,843
Total distributable earnings/(loss) 78,684 16,812 146,460 80,068
Net Assets ...................................................... $ 202,172 $ 36,848 $ 542,254 $ 868,997
NET ASSETS: $ 202,172 $ 36,848 $ 542,254 $ 868,997
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 12,260 2,731 43,669 85,932
Net Asset Value, offering and redemption price per share: (b) $ 16.49 $ 13.49 $ 12.42 $ 10.11
Investments in securities, at cost .................................. $ 121,220 $ 19,421 $ 298,043 $ 744,563
(a) Includes securities on loan of $0, $0, $0 and $2,041, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The Emerging
Markets Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 656,876 $ 90,537 $ 201,449
Cash ....................................................................................... 511 134 594
Foreign currency, at value (Cost $2,932, $— and $—, respectively) ..................... 2,507 — —
Receivable for portfolio shares issued .................................................... 46 — —
Receivable from investments sold ........................................................ — 475 —
Variation margin receivable on derivatives ............................................... — — 263
Cash held as collateral at broker for derivatives .......................................... 1,902 141 6,208
Dividends and interest receivable ......................................................... 1,925 413 238
Foreign tax reclaims receivable ........................................................... 39 — —
Prepaid expenses .......................................................................... 25 11 14
Total assets ............................................................................. 663,831 91,711 208,766
LIABILITIES:
Written options, at fair value (Premiums received $255, $— and $—, respectively) .... 248 — —
Payable for investments purchased ....................................................... 46 509 46
Payable for portfolio shares redeemed .................................................... 125 — —
Payable for collateral received on loaned securities ...................................... 13 — 1,177
Variation margin payable on derivatives .................................................. 356 15 209
Accrued foreign capital gains tax ......................................................... 5,193 — —
TBA sale commitments payable .......................................................... — 888 —
Advisory fees payable ..................................................................... 146 7 31
Administrative services fees payable ..................................................... 37 13 15
Trustee fees payable ....................................................................... 10 1 2
Professional fees payable ................................................................. 45 2 7
Custodian fees payable .................................................................... 299 3 3
Other accrued expenses ................................................................... 19 2 4
Total liabilities .......................................................................... 6,537 1,440 1,494
NET ASSETS ................................................................................ $ 657,294 $ 90,271 $ 207,272
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 37 $ 10 $ 28
Additional paid-in capital ................................................................. 678,801 99,573 218,712
Total distributable earnings/(loss) (21,544) (9,312) (11,468)
Net Assets .............................................................................. $ 657,294 $ 90,271 $ 207,272
NET ASSETS: $ 657,294 $ 90,271 $ 207,272
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 36,688 10,736 28,429
Net Asset Value, offering and redemption price per share: (b) $ 17.92 $ 8.41 $ 7.29
Investments in securities, at cost .......................................................... $ 579,155 $ 94,344 $ 202,103
(a) Includes securities on loan of $549, $0 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The U.S.
Government Fixed
Income Securities
Portfolio
The U.S.
Corporate Fixed
Income Securities
Portfolio
The U.S.
Mortgage/Asset
Backed Fixed
Income Securities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 955,387 $ 264,030 $ 232,257
Cash ....................................................................................... 2,230 295 —
Receivable for portfolio shares issued .................................................... 102 28 24
Receivable from investments sold ........................................................ 8,597 294 —
Cash held as collateral at broker for derivatives .......................................... 4,928 — —
Dividends and interest receivable ......................................................... 3,522 2,755 619
TBA sale commitments receivable ........................................................ — — 546
Prepaid expenses .......................................................................... 30 15 15
Total assets ............................................................................. 974,796 267,417 233,461
LIABILITIES:
Written options, at fair value (Premiums received $244, $— and $—, respectively) .... 331 — —
Payable for investments purchased ....................................................... 8,833 295 —
Payable for portfolio shares redeemed .................................................... 10 5 —
Payable for collateral received on loaned securities ...................................... — 250 —
Variation margin payable on derivatives .................................................. 325 — —
TBA sale commitments, at fair value ..................................................... — — 535
TBA sale commitments payable .......................................................... — — 16,642
Advisory fees payable ..................................................................... 27 18 14
Administrative services fees payable ..................................................... 36 16 21
Trustee fees payable ....................................................................... 12 3 2
Professional fees payable ................................................................. 36 9 5
Custodian fees payable .................................................................... 20 6 4
Other accrued expenses ................................................................... 23 5 4
Total liabilities .......................................................................... 9,653 607 17,227
NET ASSETS ................................................................................ $ 965,143 $ 266,810 $ 216,234
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 115 $ 31 $ 26
Additional paid-in capital ................................................................. 1,047,464 297,607 257,550
Total distributable earnings/(loss) (82,436) (30,828) (41,342)
Net Assets .............................................................................. $ 965,143 $ 266,810 $ 216,234
NET ASSETS: $ 965,143 $ 266,810 $ 216,234
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 115,429 30,608 26,381
Net Asset Value, offering and redemption price per share: (b) $ 8.36 $ 8.72 $ 8.20
Investments in securities, at cost .......................................................... $ 984,665 $ 277,223 $ 255,778
(a) Includes securities on loan of $0, $239 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)
Amounts designated as "—" are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The Intermediate
Term Municipal
Bond Portfolio
ASSETS:
Investments in securities, at value ................................................................................ $ 68,394 $ 502,082
Cash ............................................................................................................... — 963
Dividends and interest receivable ................................................................................. 980 5,166
Prepaid expenses .................................................................................................. 6 19
Total assets ..................................................................................................... 69,380 508,230
LIABILITIES:
Payable for portfolio shares redeemed ............................................................................ — 40
Advisory fees payable ............................................................................................. 7 235
Administrative services fees payable ............................................................................. 7 23
Trustee fees payable ............................................................................................... 1 6
Professional fees payable ......................................................................................... 2 17
Custodian fees payable ............................................................................................ 1 8
Other accrued expenses ........................................................................................... 2 11
Total liabilities .................................................................................................. 20 340
NET ASSETS ........................................................................................................ $ 69,360 $ 507,890
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 7 $ 53
Additional paid-in capital ......................................................................................... 74,388 529,469
Total distributable earnings/(loss) (5,035) (21,632)
Net Assets ...................................................................................................... $ 69,360 $ 507,890
NET ASSETS: $ 69,360 $ 507,890
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 7,241 52,438
Net Asset Value, offering and redemption price per share: (a) $ 9.58 $ 9.69
Investments in securities, at cost .................................................................................. $ 68,830 $ 511,130
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands)
200
See accompanying notes to financial statements.
1
st
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ — $ 122
Dividends (net of foreign withholding tax of ($58) and $7, respectively) ............................................. 12,960 22,056
Income from securities lending, net .................................................................................... 7 63
Total Investment Income ............................................................................................ 12,967 22,241
EXPENSES:
Advisory fees ........................................................................................................... 722 1,748
Administrative services fees ........................................................................................... 345 474
Professional fees ....................................................................................................... 129 198
Transfer agent fees ..................................................................................................... 23 36
Compliance service fees ............................................................................................... 22 34
Custodian fees .......................................................................................................... 87 100
Registration and filing fees ............................................................................................. 6 5
Trustee fees ............................................................................................................. 62 96
Other ................................................................................................................... 128 90
Net Expenses .................................................................................................. 1,524 2,781
Net Investment Income ................................................................................................. 11,443 19,460
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations .......................... (1,990) 179,317
Net realized gains/(losses) from redemptions in-kind transactions 60,100 —
Net realized gains/(losses) from futures transactions .................................................................. — 6,471
Net realized gains/(losses) from written options transactions ......................................................... — 9,452
Net realized gains/(losses) from swap transactions .................................................................... — (7,425)
Net realized gains/(losses) from investments .......................................................................... 58,110 187,815
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations .... 78,805 (7,757)
Change in unrealized appreciation/(depreciation) on futures .......................................................... — (3,451)
Change in unrealized appreciation/(depreciation) on written options ................................................. — (2,189)
Change in unrealized appreciation/(depreciation) on swaps ........................................................... — (1,035)
Change in unrealized appreciation/(depreciation) on investments ..................................................... 78,805 (14,432)
Net realized/unrealized gains/(losses) from investments .............................................................. 136,915 173,383
Change in net assets resulting from operations $ 148,358 $ 192,843

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG
Growth
Portfolio
The Catholic
SRI Growth
Portfolio
The
International
Equity Portfolio
The Institutional
International
Equity Portfolio
INVESTMENT INCOME:
Interest ....................................................................... $ — $ — $ 22 $ 53
Dividends (net of foreign withholding tax of $84, $19, $886 and $722, respectively) .............................................................. 1,527 270 5,618 12,265
Income from securities lending, net ......................................... — — — 13
Total Investment Income ................................................. 1,527 270 5,640 12,331
EXPENSES:
Advisory fees ................................................................ 106 18 341 939
Administrative services fees ................................................ 61 32 132 188
Professional fees ............................................................ 27 12 93 106
Transfer agent fees .......................................................... 3 1 7 10
Compliance service fees .................................................... 2 1 7 9
Custodian fees ............................................................... 14 5 71 74
Registration and filing fees .................................................. 1 1 4 5
Trustee fees .................................................................. 7 1 19 26
Other ........................................................................ 6 2 18 26
Total expenses before waivers and/or reimbursements ............... 227 73 692 1,383
Expenses waived and/or reimbursed by Adviser ...................... — (16) — —
Net Expenses ....................................................... 227 57 692 1,383
Net Investment Income ...................................................... 1,300 213 4,948 10,948
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..................................................... (124) 80 (89) 14,943
Net realized gains/(losses) from futures transactions ....................... 41 — (1,466) (3,058)
Net realized gains/(losses) from written options transactions .............. — — 1,554 2,635
Net realized gains/(losses) from investments ............................... (83) 80 (1) 14,520
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................... 9,881 2,315 (15,649) (36,198)
Change in unrealized appreciation/(depreciation) on futures ............... — — (117) (340)
Change in unrealized appreciation/(depreciation) on written options ...... — — (496) (689)
Change in unrealized appreciation/(depreciation) on investments .......... 9,881 2,315 (16,262) (37,227)
Net realized/unrealized gains/(losses) from investments ................... 9,798 2,395 (16,263) (22,707)
Change in net assets resulting from operations $ 11,098 $ 2,608 $ (11,315) $ (11,759)

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Emerging
Markets
Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 25 $ 886 $ 75
Dividends (net of foreign withholding tax of $4,321, $— and $—, respectively) ................ 9,618 940 4,945
Income from securities lending, net ............................................................... 7 — 4
Total Investment Income ....................................................................... 9,650 1,826 5,024
EXPENSES:
Advisory fees ...................................................................................... 814 37 144
Administrative services fees ...................................................................... 156 56 56
Professional fees .................................................................................. 84 7 13
Transfer agent fees ................................................................................ 10 1 3
Compliance service fees .......................................................................... 9 1 2
Custodian fees ..................................................................................... 513 9 7
Registration and filing fees ........................................................................ 5 4 4
Trustee fees ........................................................................................ 25 3 7
Other .............................................................................................. 25 4 10
Net Expenses ............................................................................. 1,641 122 246
Net Investment Income ............................................................................ 8,009 1,704 4,778
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..... 30,859 (155) 424
Net realized gains/(losses) from futures transactions ............................................. (4,489) (151) 5,268
Net realized gains/(losses) from written options transactions .................................... 2,282 — —
Net realized gains/(losses) from swap transactions ............................................... — — (2,623)
Net realized gains/(losses) from investments ..................................................... 28,652 (306) 3,069
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................................................................... (33,643) (24) (394)
Change in unrealized appreciation/(depreciation) on futures ..................................... (919) (75) (2,003)
Change in unrealized appreciation/(depreciation) on written options ............................ (614) — —
Change in unrealized appreciation/(depreciation) on swaps ...................................... — — (552)
Change in unrealized appreciation/(depreciation) on investments ................................ (35,176) (99) (2,949)
Net realized/unrealized gains/(losses) from investments ......................................... (6,524) (405) 120
Change in net assets resulting from operations $ 1,485 $ 1,299 $ 4,898

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S.
Government
Fixed Income
Securities
Portfolio
The U.S.
Corporate
Fixed Income
Securities
Portfolio
The U.S.
Mortgage/
Asset Backed
Fixed Income
Securities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 8,691 $ 5,149 $ 3,097
Dividends (net of foreign withholding tax of $—, $— and $—, respectively) ................... 11,721 1,444 928
Income from securities lending, net ............................................................... — 2 —
Total Investment Income ....................................................................... 20,412 6,595 4,025
EXPENSES:
Advisory fees ...................................................................................... 159 105 86
Administrative services fees ...................................................................... 188 68 91
Professional fees .................................................................................. 69 19 15
Transfer agent fees ................................................................................ 13 4 3
Compliance service fees .......................................................................... 13 3 3
Custodian fees ..................................................................................... 38 13 12
Registration and filing fees ........................................................................ 5 5 5
Trustee fees ........................................................................................ 35 10 8
Other .............................................................................................. 34 9 7
Net Expenses ............................................................................. 554 236 230
Net Investment Income ............................................................................ 19,858 6,359 3,795
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ........................................ (2,146) (300) (784)
Net realized gains/(losses) from futures transactions ............................................. (358) 1,349 578
Net realized gains/(losses) from written options transactions .................................... 973 — —
Net realized gains/(losses) from investments ..................................................... (1,531) 1,049 (206)
Change in unrealized appreciation/(depreciation) on investment transactions ................... (2,114) 184 1,597
Change in unrealized appreciation/(depreciation) on futures ..................................... (3,134) (118) (50)
Change in unrealized appreciation/(depreciation) on written options ............................ (148) — —
Change in unrealized appreciation/(depreciation) on investments ................................ (5,396) 66 1,547
Net realized/unrealized gains/(losses) from investments ......................................... (6,927) 1,115 1,341
Change in net assets resulting from operations $ 12,931 $ 7,474 $ 5,136

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Operations (concluded)
For the Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The
Intermediate
Term Municipal
Bond Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 933 $ 6,119
Dividends (net of foreign withholding tax of $— and $—, respectively) ............................................. 42 1,880
Total Investment Income ............................................................................................ 975 7,999
EXPENSES:
Advisory fees ........................................................................................................... 43 466
Administrative services fees ........................................................................................... 26 108
Professional fees ....................................................................................................... 5 36
Transfer agent fees ..................................................................................................... 1 7
Compliance service fees ............................................................................................... 1 7
Custodian fees .......................................................................................................... 2 18
Registration and filing fees ............................................................................................. 4 4
Trustee fees ............................................................................................................. 2 19
Other ................................................................................................................... 3 18
Net Expenses .................................................................................................. 87 683
Net Investment Income ................................................................................................. 888 7,316
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ............................................................. (29) 59
Net realized gains/(losses) from investments .......................................................................... (29) 59
Change in unrealized appreciation/(depreciation) on investment transactions ........................................ 159 (1,241)
Change in unrealized appreciation/(depreciation) on investments ..................................................... 159 (1,241)
Net realized/unrealized gains/(losses) from investments .............................................................. 130 (1,182)
Change in net assets resulting from operations $ 1,018 $ 6,134

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)
205
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity Portfolio
The Institutional U.S.
Equity Portfolio
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Operations:
Net investment income ......................................................................... $ 11,443 $ 8,629 $ 19,460 $ 37,075
Net realized gains/(losses) from investments .................................................. 58,110 74,350 187,815 455,201
Change in unrealized appreciation/(depreciation) from investments .......................... 78,805 123,332 (14,432) 17,140
Change in net assets resulting from operations ................................................... 148,358 206,311 192,843 509,416
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (20,290) (19,522) (471,951) (290,603)
Change in net assets resulting from distributions ................................................. (20,290) (19,522) (471,951) (290,603)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 68,937 $ 74,515 $ 69,891 $ 164,333
Proceeds from merger (Note 9) ................................................................ — 854,367 — —
Proceeds from reinvestment of dividends ...................................................... 14,111 13,712 465,437 281,457
Cost of shares redeemed ....................................................................... (133,609) (154,410) (216,084) (601,596)
Change in net assets from shares of beneficial interest ........................................ $ (50,561) $ 788,184 $ 319,244 $ (155,806)
Change in net assets ............................................................................... 77,507 974,973 40,136 63,007
Net Assets:
Beginning of period ............................................................................ 1,781,553 806,580 2,532,408 2,469,401
End of period ................................................................................... $ 1,859,060 $ 1,781,553 $ 2,572,544 $ 2,532,408
Share Transactions:
Issued ........................................................................................... 1,890 2,336 3,851 9,909
Issued from merger (Note 9) ................................................................... — 23,870 — —
Reinvested ...................................................................................... 369 433 29,640 17,703
Redeemed ...................................................................................... (3,602) (4,837) (11,538) (35,885)
Change in Shares ............................................................................... (1,343) 21,802 21,953 (8,273)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG Growth Portfolio
The Catholic SRI Growth
Portfolio
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Operations:
Net investment income ......................................................................... $ 1,300 $ 2,799 $ 213 $ 474
Net realized gains/(losses) from investments .................................................. (83) 2,283 80 3
Change in unrealized appreciation/(depreciation) from investments .......................... 9,881 26,604 2,315 5,445
Change in net assets resulting from operations ................................................... 11,098 31,686 2,608 5,922
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (1,583) (4,591) (276) (491)
Change in net assets resulting from distributions ................................................. (1,583) (4,591) (276) (491)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 48 $ 416 $ — $ 2,601
Proceeds from reinvestment of dividends ...................................................... 117 1,997 276 491
Cost of shares redeemed ....................................................................... (89) (1,044) (1,051) (2,288)
Change in net assets from shares of beneficial interest ........................................ $ 76 $ 1,369 $ (775) $ 804
Change in net assets ............................................................................... 9,591 28,464 1,557 6,235
Net Assets:
Beginning of period ............................................................................ 192,581 164,117 35,291 29,056
End of period ................................................................................... $ 202,172 $ 192,581 $ 36,848 $ 35,291
Share Transactions:
Issued ........................................................................................... 3 31 — 221
Reinvested ...................................................................................... 7 141 21 42
Redeemed ...................................................................................... (5) (73) (78) (203)
Change in Shares ............................................................................... 5 99 (57) 60

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The International Equity
Portfolio
The Institutional
International Equity
Portfolio
The Emerging Markets
Portfolio
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................ $ 4,948 $ 15,198 $ 10,948 $ 24,088 $ 8,009 $ 19,124
Net realized gains/(losses) from investments ................. (1) 4,118 14,520 9,027 28,652 (14,046)
Change in unrealized appreciation/(depreciation) from
investments ................................................. (16,262) 41,557 (37,227) 54,512 (35,176) 75,357
Change in net assets resulting from operations .................. (11,315) 60,873 (11,759) 87,627 1,485 80,435
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (6,807) (16,534) (31,247) (22,250) (21,926) (27,920)
Change in net assets resulting from distributions ................ (6,807) (16,534) (31,247) (22,250) (21,926) (27,920)
Capital Transactions:
Proceeds from shares issued .................................. $ 5,657 $ 8,101 $ 32,180 $ 203,718 $ 13,724 $ 32,579
Proceeds from reinvestment of dividends ..................... 4,514 11,023 28,100 19,455 18,208 21,864
Cost of shares redeemed ...................................... (17,185) (41,230) (90,299) (125,906) (65,058) (98,965)
Change in net assets from shares of beneficial interest ....... $ (7,014) $ (22,106) $ (30,019) $ 97,267 $ (33,126) $ (44,522)
Change in net assets .............................................. (25,136) 22,233 (73,025) 162,644 (53,567) 7,993
Net Assets:
Beginning of period ........................................... 567,390 545,157 942,022 779,378 710,861 702,868
End of period .................................................. $ 542,254 $ 567,390 $ 868,997 $ 942,022 $ 657,294 $ 710,861
Share Transactions:
Issued .......................................................... 435 672 2,965 19,704 702 1,863
Reinvested ..................................................... 365 879 2,790 1,834 1,010 1,287
Redeemed ..................................................... (1,330) (3,396) (8,359) (12,369) (3,435) (5,653)
Change in Shares .............................................. (530) (1,845) (2,604) 9,169 (1,723) (2,503)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Core Fixed Income
Portfolio
The Corporate
Opportunities Portfolio
The U.S. Government
Fixed Income Securities
Portfolio
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................ $ 1,704 $ 2,550 $ 4,778 $ 12,166 $ 19,858 $ 33,373
Net realized gains/(losses) from investments ................. (306) (1,623) 3,069 10,733 (1,531) (31,966)
Change in unrealized appreciation/(depreciation) from
investments ................................................. (99) 1,133 (2,949) 1,308 (5,396) 24,621
Change in net assets resulting from operations .................. 1,299 2,060 4,898 24,207 12,931 26,028
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (1,756) (2,526) (3,172) (12,942) (20,352) (33,050)
Change in net assets resulting from distributions ................ (1,756) (2,526) (3,172) (12,942) (20,352) (33,050)
Capital Transactions:
Proceeds from shares issued .................................. $ 9,734 $ 15,999 $ 11,577 $ 28,621 $ 52,902 $ 155,914
Proceeds from reinvestment of dividends ..................... 1,706 2,479 3,134 12,690 15,267 23,802
Cost of shares redeemed ...................................... (3,147) (7,096) (16,357) (67,606) (77,768) (110,403)
Change in net assets from shares of beneficial interest ....... $ 8,293 $ 11,382 $ (1,646) $ (26,295) $ (9,599) $ 69,313
Change in net assets .............................................. 7,836 10,916 80 (15,030) (17,020) 62,291
Net Assets:
Beginning of period ........................................... 82,435 71,519 207,192 222,222 982,163 919,872
End of period .................................................. $ 90,271 $ 82,435 $ 207,272 $ 207,192 $ 965,143 $ 982,163
Share Transactions:
Issued .......................................................... 1,130 1,901 1,569 4,070 6,159 18,485
Reinvested ..................................................... 199 295 427 1,808 1,786 2,829
Redeemed ..................................................... (367) (844) (2,236) (9,701) (9,093) (13,072)
Change in Shares .............................................. 962 1,352 (240) (3,823) (1,148) 8,242

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Corporate Fixed
Income Securities Portfolio
The U.S. Mortgage/Asset
Backed Fixed Income
Securities Portfolio
The Short-Term Municipal
Bond Portfolio
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................ $ 6,359 $ 11,451 $ 3,795 $ 7,160 $ 888 $ 1,443
Net realized gains/(losses) from investments ................. 1,049 (10,779) (206) (526) (29) (503)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 66 11,516 1,547 (1,585) 159 550
Change in net assets resulting from operations .................. 7,474 12,188 5,136 5,049 1,018 1,490
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (6,675) (11,293) (4,021) (7,066) (931) (1,418)
Change in net assets resulting from distributions ................ (6,675) (11,293) (4,021) (7,066) (931) (1,418)
Capital Transactions:
Proceeds from shares issued .................................. $ 10,152 $ 38,045 $ 10,311 $ 31,922 $ 6,398 $ 11,070
Proceeds from reinvestment of dividends ..................... 5,277 8,490 3,145 5,299 845 1,284
Cost of shares redeemed ...................................... (27,786) (35,125) (22,200) (29,035) (3,604) (16,200)
Change in net assets from shares of beneficial interest ....... $ (12,357) $ 11,410 $ (8,744) $ 8,186 $ 3,639 $ (3,846)
Change in net assets .............................................. (11,558) 12,305 (7,629) 6,169 3,726 (3,774)
Net Assets:
Beginning of period ........................................... 278,368 266,063 223,863 217,694 65,634 69,408
End of period .................................................. $ 266,810 $ 278,368 $ 216,234 $ 223,863 $ 69,360 $ 65,634
Share Transactions:
Issued .......................................................... 1,151 4,376 1,244 3,920 662 1,155
Reinvested ..................................................... 594 983 377 653 88 134
Redeemed ..................................................... (3,120) (4,066) (2,650) (3,568) (374) (1,691)
Change in Shares .............................................. (1,375) 1,293 (1,029) 1,005 376 (402)

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Intermediate Term
Municipal Bond Portfolio
Six Months
Ended
December
31, 2024
(Unaudited)
For the Year
Ended
June 30,
2024
Operations:
Net investment income ........................................................................................................... $ 7,316 $ 11,986
Net realized gains/(losses) from investments .................................................................................... 59 (4,696)
Change in unrealized appreciation/(depreciation) from investments ............................................................ (1,241) 7,535
Change in net assets resulting from operations ..................................................................................... 6,134 14,825
Distributions to Shareholders:
From net investment income and/or net
realized capital gains .......................................................................................................... (7,813) (11,749)
Change in net assets resulting from distributions ................................................................................... (7,813) (11,749)
Capital Transactions:
Proceeds from shares issued ..................................................................................................... $ 29,525 $ 63,119
Proceeds from reinvestment of dividends ........................................................................................ 7,036 10,536
Cost of shares redeemed ......................................................................................................... (21,992) (59,113)
Change in net assets from shares of beneficial interest .......................................................................... $ 14,569 $ 14,542
Change in net assets ................................................................................................................. 12,890 17,618
Net Assets:
Beginning of period .............................................................................................................. 495,000 477,382
End of period ..................................................................................................................... $ 507,890 $ 495,000
Share Transactions:
Issued ............................................................................................................................. 3,002 6,511
Reinvested ........................................................................................................................ 719 1,093
Redeemed ........................................................................................................................ (2,238) (6,090)
Change in Shares ................................................................................................................. 1,483 1,514

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
211
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The U.S. Equity Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$36.03 $0.24 $2.80 $3.04 $(0.25) $(0.17) $(0.42) $38.65 8.46% 0.16% 0.16% 1.23% $1,859,060 2%
Year Ended June 30, 2024 ...............
29.18 0.31 7.28 7.59 (0.31) (0.43) (0.74) 36.03 26.35% 0.24% 0.23% 1.54% 1,781,553 13%
Year Ended June 30, 2023 ...............
26.04 0.30 4.82 5.12 (0.31) (1.67) (1.98) 29.18 21.14% 0.27% 0.27% 1.13% 806,580 11%
Year Ended June 30, 2022 ...............
33.87 0.28 (5.17) (4.89) (0.28) (2.66) (2.94) 26.04 (16.30)% 0.27% 0.27% 0.85% 706,876 12%
Year Ended June 30, 2021 ...............
25.84 0.25 9.63 9.88 (0.26) (1.59) (1.85) 33.87 39.43% 0.27% 0.27% 0.84% 933,398 15%
Year Ended June 30, 2020 ...............
24.52 0.31 2.37 2.68 (0.33) (1.03) (1.36) 25.84 11.17% 0.26% 0.26% 1.26% 736,840 37%
The Institutional U.S. Equity Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$17.87 $0.14 $1.21 $1.35 $(0.12) $(3.38) $(3.50) $15.72 7.65% 0.21% 0.21% 1.47% $2,572,544 25%
Year Ended June 30, 2024 ...............
16.46 0.25 3.17 3.42 (0.23) (1.78) (2.01) 17.87 22.40% 0.25% 0.23% 1.49% 2,532,408 78%
Year Ended June 30, 2023 ...............
14.93 0.27 2.22 2.49 (0.26) (0.70) (0.96) 16.46 17.61% 0.28% 0.28% 1.74% 2,469,401 39%
Year Ended June 30, 2022 ...............
22.87 0.15 (2.54) (2.39) (0.16) (5.39) (5.55) 14.93 (15.30)% 0.28% 0.28% 0.77% 2,252,240 43%
Year Ended June 30, 2021 ...............
17.12 0.17 6.79 6.96 (0.18) (1.03) (1.21) 22.87 41.89% 0.28% 0.28% 0.87% 2,434,118 29%
Year Ended June 30, 2020 ...............
18.53 0.23 1.98 2.21 (0.21) (3.41) (3.62) 17.12 12.71% 0.24% 0.24% 1.36% 2,724,391 74%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The ESG Growth Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$15.71 $0.11 $0.80 $0.91 $(0.13) $—(d) $(0.13) $16.49 5.80% 0.22% 0.22% 1.29% $202,172 1%
Year Ended June 30, 2024 ...............
13.50 0.23 2.36 2.59 (0.23) (0.15) (0.38) 15.71 19.41% 0.28% 0.27% 1.61% 192,581 5%
Year Ended June 30, 2023 ...............
11.83 0.20 1.67 1.87 (0.19) (0.01) (0.20) 13.50 15.91% 0.38% 0.38% 1.59% 164,117 12%
Year Ended June 30, 2022 ...............
14.56 0.19 (2.23) (2.04) (0.21) (0.48) (0.69) 11.83 (14.80)% 0.39% 0.39% 1.36% 143,660 10%
Year Ended June 30, 2021 ...............
10.72 0.16 3.98 4.14 (0.17) (0.13) (0.30) 14.56 39.02% 0.36% 0.36% 1.28% 170,492 8%
Year Ended June 30, 2020 ...............
10.92 0.18 0.32 0.50 (0.19) (0.51) (0.70) 10.72 4.49% 0.36% 0.34% 1.66% 132,452 31%
The Catholic SRI Growth Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$12.66 $0.08 $0.85 $0.93 $(0.10) $— $(0.10) $13.49 7.37% 0.40% 0.31% 1.15% $36,848 3%
Year Ended June 30, 2024 ...............
10.65 0.17 2.02 2.19 (0.18) — (0.18) 12.66 20.69% 0.48% 0.31% 1.53% 35,291 11%
Year Ended June 30, 2023 ...............
9.10 0.17 1.63 1.80 (0.17) (0.08) (0.25) 10.65 20.07% 0.56% 0.31% 1.81% 29,056 11%
Year Ended June 30, 2022 ...............
16.13 0.20 (1.74) (1.54) (0.24) (5.25) (5.49) 9.10 (16.17)% 0.56% 0.31% 1.56% 22,525 25%
Year Ended June 30, 2021 ...............
11.63 0.19 4.55 4.74 (0.24) — (0.24) 16.13 41.00% 0.38% 0.31% 1.38% 28,912 42%
Year Ended June 30, 2020 ...............
11.84 0.21 0.13 0.34 (0.20) (0.35) (0.55) 11.63 2.72% 0.42% 0.31% 1.80% 53,083 14%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The International Equity Portfolio
Six Months Ended
December 31, 2024 (unaudited) ...
$12.84 $0.11 $(0.37) $(0.26) $(0.16) $— $— $(0.16) $12.42 (2.05)% 0.24% 0.24% 1.71% $542,254 8%
Year Ended June 30, 2024 ........
11.84 0.34 1.03 1.37 (0.37) — — (0.37) 12.84 11.69% 0.26% 0.25% 2.76% 567,390 20%
Year Ended June 30, 2023 ........
10.19 0.29 1.65 1.94 (0.29) — — (0.29) 11.84 19.01% 0.27% 0.27% 2.65% 545,157 8%
Year Ended June 30, 2022 ........
12.60 0.39 (2.35) (1.96) (0.45) — — (0.45) 10.19 (15.85)% 0.26% 0.26% 3.20% 536,208 19%
Year Ended June 30, 2021 ........
9.75 0.29 2.85 3.14 (0.29) — — (0.29) 12.60 32.16% 0.25% 0.25% 2.51% 719,981 23%
Year Ended June 30, 2020 ........
10.37 0.19 (0.58) (0.39) (0.23) — — (0.23) 9.75 (3.82)% 0.41% 0.41% 1.88% 605,097 95%
The Institutional International Equity Portfolio
Six Months Ended
December 31, 2024 (unaudited) ...
$10.64 $0.13 $(0.29) $(0.16) $(0.34) $(0.03) $— $(0.37) $10.11 (1.44)% 0.29% 0.29% 2.31% $868,997 18%
Year Ended June 30, 2024 ........
9.82 0.30 0.78 1.08 (0.26) — — (0.26) 10.64 11.02% 0.33% 0.32% 2.93% 942,022 21%
Year Ended June 30, 2023 ........
8.52 0.23 1.28 1.51 (0.13) —(d) (0.08) (0.21) 9.82 17.76% 0.35% 0.35% 2.50% 779,378 26%
Year Ended June 30, 2022 ........
11.61 0.27 (2.20) (1.93) (0.67) (0.49) — (1.16) 8.52 (18.16)% 0.27% 0.27% 2.55% 796,399 23%
Year Ended June 30, 2021 ........
8.85 0.18 2.78 2.96 (0.20) — — (0.20) 11.61 33.57% 0.25% 0.25% 1.73% 1,228,416 7%
Year Ended June 30, 2020 ........
9.70 0.18 (0.83) (0.65) (0.20) —(d) — (0.20) 8.85 (6.83)% 0.44% 0.44% 1.96% 1,340,256 64%
The Emerging Markets Portfolio
Six Months Ended
December 31, 2024 (unaudited) ...
$18.51 $0.22 $(0.20) $0.02 $(0.61) $— $— $(0.61) $17.92 0.09% 0.46% 0.46% 2.26% $657,294 37%
Year Ended June 30, 2024 ........
17.18 0.48 1.55 2.03 (0.70) — — (0.70) 18.51 12.19% 0.43% 0.41% 2.77% 710,861 25%
Year Ended June 30, 2023 ........
17.22(e) 0.47 (0.20) 0.27 (0.31) —(d) — (0.31) 17.18 1.63% 0.46% 0.46% 2.82% 702,868 6%
Year Ended June 30, 2022 ........
23.10 0.40 (5.85) (5.45) (0.43) — — (0.43) 17.22(e) (23.87)% 0.52% 0.46% 1.96% 716,399 20%
Year Ended June 30, 2021 ........
16.96 0.25 6.11 6.36 (0.22) — — (0.22) 23.10 37.62% 0.51% 0.51% 1.20% 963,673 8%
Year Ended June 30, 2020 ........
18.14 0.48 (1.05) (0.57) (0.61) — — (0.61) 16.96 (3.44)% 0.51% 0.51% 2.77% 941,171 11%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Amount rounds to less than $0.005 per share.
(e) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Core Fixed Income Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$8.43 $0.17 $(0.02) $0.15 $(0.17) $— $(0.17) $8.41 1.76% 0.27% 0.27% 3.85% $90,271 6%(d)
Year Ended June 30, 2024 ...............
8.49 0.28 (0.06) 0.22 (0.28) — (0.28) 8.43 2.68% 0.34% 0.32% 3.41% 82,435 45%(d)
Year Ended June 30, 2023 ...............
8.82 0.28 (0.33) (0.05) (0.28) — (0.28) 8.49 (0.51)% 0.40% 0.40% 3.27% 71,519 45%(d)
Year Ended June 30, 2022 ...............
10.27 0.18 (1.35) (1.17) (0.19) (0.09) (0.28) 8.82 (11.58)% 0.36% 0.36% 1.87% 57,494 33%(d)
Year Ended June 30, 2021 ...............
10.59 0.18 (0.17) 0.01 (0.21) (0.12) (0.33) 10.27 0.09% 0.33% 0.33% 1.71% 66,230 38%(d)
Year Ended June 30, 2020 ...............
9.98 0.25 0.62 0.87 (0.26) — (0.26) 10.59 8.85% 0.32% 0.32% 2.42% 66,278 36%(d)
The Corporate Opportunities Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$7.23 $0.17 $—(e) $0.17 $(0.11) $— $(0.11) $7.29 2.37% 0.23% 0.23% 4.52% $207,272 59%
Year Ended June 30, 2024 ...............
6.84 0.41 0.43 0.84 (0.45) — (0.45) 7.23 12.56% 0.29% 0.28% 5.92% 207,192 48%
Year Ended June 30, 2023 ...............
6.67 0.30 0.16 0.46 (0.29) — (0.29) 6.84 7.16% 0.30% 0.30% 4.50% 222,222 93%
Year Ended June 30, 2022 ...............
8.07 0.02 (0.58) (0.56) (0.02) (0.82) (0.84) 6.67 (8.03)% 0.21% 0.21% 0.27% 259,087 44%
Year Ended June 30, 2021 ...............
7.14 0.01 0.93 0.94 (0.01) — (0.01) 8.07 13.17% 0.21% 0.21% 0.12% 307,343 123%
Year Ended June 30, 2020 ...............
7.01(f) 0.20 0.16 0.36 (0.23) — (0.23) 7.14 5.23% 0.32% 0.32% 2.81% 436,857 40%
The U.S. Government Fixed Income Securities Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$8.42 $0.17 $(0.05) $0.12 $(0.18) $— $(0.18) $8.36 1.37% 0.11% 0.11% 4.00% $965,143 18%
Year Ended June 30, 2024 ...............
8.49 0.30 (0.08) 0.22 (0.29) — (0.29) 8.42 2.69% 0.13% 0.12% 3.52% 982,163 74%
Year Ended June 30, 2023 ...............
8.86 0.30 (0.37) (0.07) (0.30) —(e) (0.30) 8.49 (0.76)% 0.17% 0.17% 3.53% 919,872 45%
Year Ended June 30, 2022 ...............
9.99 0.18 (1.10) (0.92) (0.15) (0.06) (0.21) 8.86 (9.40)% 0.22% 0.22% 1.93% 628,468 41%
Year Ended June 30, 2021 ...............
10.83 0.15 (0.50) (0.35) (0.15) (0.34) (0.49) 9.99 (3.30)% 0.20% 0.20% 1.47% 256,466 67%
Year Ended June 30, 2020 ...............
10.03 0.21 0.80 1.01 (0.21) —(e) (0.21) 10.83 10.21% 0.19% 0.19% 1.99% 305,689 58%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Portfolio turnover does not include TBA security transactions.
(e) Amount rounds to less than $0.005 per share.
(f) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The U.S. Corporate Fixed Income Securities Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$8.70 $0.21 $0.03 $0.24 $(0.22) $— $(0.22) $8.72 2.73% 0.17% 0.17% 4.63% $266,810 41%
Year Ended June 30, 2024 ...............
8.67 0.37 0.03 0.40 (0.37) — (0.37) 8.70 4.70% 0.21% 0.19% 4.32% 278,368 37%
Year Ended June 30, 2023 ...............
8.79 0.31 (0.12) 0.19 (0.31) — (0.31) 8.67 2.19% 0.24% 0.24% 3.53% 266,063 37%
Year Ended June 30, 2022 ...............
10.66 0.26 (1.48) (1.22) (0.26) (0.39) (0.65) 8.79 (12.12)% 0.21% 0.21% 2.63% 257,699 31%
Year Ended June 30, 2021 ...............
10.92 0.30 0.05 0.35 (0.31) (0.30) (0.61) 10.66 3.21% 0.23% 0.23% 2.77% 270,435 46%
Year Ended June 30, 2020 ...............
10.29 0.32 0.70 1.02 (0.32) (0.07) (0.39) 10.92 10.10% 0.21% 0.21% 3.04% 347,653 43%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$8.17 $0.14 $0.04 $0.18 $(0.15) $— $(0.15) $8.20 2.23% 0.21% 0.21% 3.43% $216,234 5%(d)
Year Ended June 30, 2024 ...............
8.24 0.27 (0.07) 0.20 (0.27) — (0.27) 8.17 2.51% 0.22% 0.20% 3.38% 223,863 11%(d)
Year Ended June 30, 2023 ...............
8.58 0.23 (0.33) (0.10) (0.24) — (0.24) 8.24 (1.18)% 0.24% 0.24% 2.80% 217,694 12%(d)
Year Ended June 30, 2022 ...............
9.55 0.12 (0.92) (0.80) (0.17) — (0.17) 8.58 (8.51)% 0.23% 0.23% 1.25% 213,253 27%(d)
Year Ended June 30, 2021 ...............
9.80 0.09 (0.14) (0.05) (0.20) — (0.20) 9.55 (0.51)% 0.23% 0.23% 0.96% 215,034 46%(d)
Year Ended June 30, 2020 ...............
9.57 0.20 0.28 0.48 (0.25) — (0.25) 9.80 5.12% 0.22% 0.22% 2.04% 249,509 32%(d)
The Short-Term Municipal Bond Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$9.56 $0.13 $0.02 $0.15 $(0.13) $— $(0.13) $9.58 1.58% 0.25% 0.25% 2.58% $69,360 12%
Year Ended June 30, 2024 ...............
9.55 0.20 0.01 0.21 (0.20) — (0.20) 9.56 2.24% 0.32% 0.30% 2.13% 65,634 34%
Year Ended June 30, 2023 ...............
9.60 0.15 (0.04) 0.11 (0.16) — (0.16) 9.55 1.19% 0.29% 0.29% 1.54% 69,408 30%
Year Ended June 30, 2022 ...............
10.01 0.08 (0.41) (0.33) (0.08) — (0.08) 9.60 (3.27)% 0.28% 0.28% 0.82% 140,020 32%
Year Ended June 30, 2021 ...............
10.05 0.09 (0.04) 0.05 (0.09) —(e) (0.09) 10.01 0.51% 0.28% 0.28% 0.91% 150,484 18%
Year Ended June 30, 2020 ...............
9.93 0.14 0.12 0.26 (0.14) — (0.14) 10.05 2.68% 0.28% 0.28% 1.44% 135,065 21%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Portfolio turnover does not include TBA security transactions.
(e) Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)*
Net
Expenses(c)*
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Intermediate Term Municipal Bond Portfolio
Six Months Ended
December 31, 2024 (unaudited) ..........
$9.71 $0.14 $(0.01) $0.13 $(0.15) $— $(0.15) $9.69 1.35% 0.27% 0.27% 2.87% $507,890 12%
Year Ended June 30, 2024 ...............
9.66 0.24 0.05 0.29 (0.24) — (0.24) 9.71 3.01% 0.30% 0.29% 2.49% 495,000 33%
Year Ended June 30, 2023 ...............
9.63 0.19 0.02 0.21 (0.18) — (0.18) 9.66 2.20% 0.33% 0.33% 1.92% 477,382 25%
Year Ended June 30, 2022 ...............
10.42 0.16 (0.77) (0.61) (0.16) (0.02) (0.18) 9.63 (5.98)% 0.31% 0.31% 1.56% 371,098 7%
Year Ended June 30, 2021 ...............
10.32 0.17 0.11 0.28 (0.18) — (0.18) 10.42 2.70% 0.30% 0.30% 1.61% 388,073 17%
Year Ended June 30, 2020 ...............
10.21 0.20 0.12 0.32 (0.20) (0.01) (0.21) 10.32 3.21% 0.31% 0.31% 1.92% 391,308 36%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

HC CAPITAL TRUST
Notes to Financial Statements — December 31, 2024 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2024, the Trust offered fourteen separate investment portfolios: The
U.S. Equity Portfolio (“U.S. Equity Portfolio”), The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”), The
ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”),
The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional
International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio
(“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”), The U.S.
Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income
Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term
Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a
“Portfolio” and collectively the “Portfolios”).
Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in one class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle
Callaghan & Co., LLC.
As of December 31, 2024 , all Portfolios in the Trust are diversified Portfolios under the 1940 Act.
As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
Trust.
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.
B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the Board has designated the Adviser as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various
“inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets that each Portfolio has the ability to access

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the
Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy. Securities for which market quotations are not readily available shall be valued in accordance with procedures adopted by the Board, utilizing unobservable inputs which may include applying a discount to a range of limited transaction data are typically categorized as Level 3 in the fair value hierarchy.
Securities listed on a foreign exchange are valued at the closing price on that exchange, provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.
Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.
Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed
income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.
Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.
Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.
Loan Participations and Agreements: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers, or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, utilizing unobservable input evaluations from the investment manager of the lender and taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available process in the market for instruments of

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
similar quality, rate, period until next interest rate, period until next interest rate reset and maturity and are typically categorized as Level 3 in the fair value hierarchy.
Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.
Rights Securities: Rights securities are valued at the closing price on the exchange and classified as Level 1 or intrinsically fair valued if there is not an exchange price available and classified as Level 2 or Level 3.
The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2024 (amounts
in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Equity Portfolio
Common Stocks ............. $ 1,847,399 $ — $ —
1
$ 1,847,399
Contingent Rights ............ 42 — —
1
42
Investment Companies ........ 9,551 — — 9,551
Total Investment Securities ... $ 1,856,992 $ — $ — $ 1,856,992
TOTAL a — a —
a —
a —
— a — — —
Institutional U.S. Portfolio
Common Stocks ............. $ 1,733,484 $ — $ —
1
$ 1,733,484
Contingent Right ............. — — —
1
—
Investment Companies ........ 811,218 — — 811,218
Purchased Options ........... 175 — — 175
Total Investment Securities ... $ 2,544,877 $ — $ — $ 2,544,877
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ (3,069) $ — $ — $ (3,069)
Credit Default Swap ........ — (23,088) — (23,088)
Written Options ............ (1,444) — — (1,444)
Total Investments .......... $ 2,540,364 $ (23,088) $ — $ 2,517,276
a — a — a — a —
ESG Growth Portfolio
Common Stocks ............. $ 201,156 — $ —
1
$ 201,156
Warrant .................... — — —
1
—
Investment Company ......... 574 — — 574
Total Investment Securities ... $ 201,730 $ — $ — $ 201,730
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Future .................... $ (4) $ — $ — $ (4)
Total Investments .......... $ 201,726 $ — $ — $ 201,726
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Catholic SRI Growth Portfolio
Common Stocks ............. $ 36,767 $ — $ —
1
$ 36,767
Warrant .................... — — —
1
—
Investment Company ......... 22 — — 22
Total Investment Securities ... $ 36,789 $ — $ — $ 36,789
TOTAL a — a —
a —
a —
— a — — —
International Portfolio
Common Stocks ............. $ 479,204 $ — $ —
1
$ 479,204
Warrant .................... — — —
1
—
Investment Companies ........ 58,084 — — 58,084
Purchased Options ........... 29 — — 29
Total Investment Securities ... $ 537,317 $ — $ — $ 537,317
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ (91) $ — $ — $ (91)
Written Options ............ (175) — — (175)
Total Investments .......... $ 537,051 $ — $ — $ 537,051
a — a — a — a —
Institutional International
Portfolio
Common Stocks ............. $ 421,166 $ 154 $ —
1
$ 421,320
Investment Companies ........ 357,674 81,537 — 439,211
Purchased Options ........... 44 — — 44
Total Investment Securities ... $ 778,884 $ 81,691 $ — $ 860,575
TOTAL — a —
—
—
Other Financial Instruments
2
Futures ................... $ (700) $ — $ — $ (700)
Written Options ............ (297) — — (297)
Total Investments .......... $ 777,887 $ 81,691 $ — $ 859,578
a — a — a — a —
Emerging Markets Portfolio
Common Stocks ............. $ 387,773 1,211 $ 11,206 $ 400,190
Investment Companies ........ 256,643 — — 256,643
Purchased Options ........... 43 — — 43
Total Investment Securities ... $ 644,459 $ 1,211 $ 11,206 $ 656,876
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ (867) $ — $ — $ (867)
Written Options ............ (248) — — (248)
Total Investments .......... $ 643,344 $ 1,211 $ 11,206 $ 655,761
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Core Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 184 $ — $ 184
Collateralized Mortgage-Backed
Securities ................... — 551 — 551
U.S. Government Agency
Mortgages .................. — 9,559 — 9,559
U.S. Government Agency
Securities ................... — 369 — 369
Corporate Bonds ............. — 11,824 — 11,824
U.S. Treasury Obligations ...... — 21,807 — 21,807
Yankee Dollars .............. — 955 — 955
Investment Companies ........ 45,288 — — 45,288
Total Investment Securities ... $ 45,288 $ 45,249 $ — $ 90,537
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Future .................... $ (75) $ — $ — $ (75)
Total Investments .......... $ 45,213 $ 45,249 $ — $ 90,462
a — a — a — a —
Corporate Opportunities
Portfolio
Common Stocks ............. $ 1,383 $ 1,332 $ — $ 2,715
Investment Companies ........ 181,201 17,533 — 198,734
Total Investment Securities ... $ 182,584 $ 18,865 $ — $ 201,449
TOTAL — a —
—
—
Other Financial Instruments
2
Futures ................... $ (1,176) $ — $ — $ (1,176)
Credit Default Swap ........ — (5,849) — (5,849)
Total Investments .......... $ 181,408 $ 13,016 $ — $ 194,424
a — a — a — a —
U.S. Government Fixed Income
Portfolio
U.S. Government Agency
Securities ................... $ — $ 6,794 $ — $ 6,794
U.S. Treasury Obligations ...... — 433,658 — 433,658
Investment Companies ........ 514,935 — — 514,935
Total Investment Securities ... $ 514,935 $ 440,452 $ — $ 955,387
TOTAL — a —
—
—
Other Financial Instruments
2
Futures ................... $ (2,365) $ — $ — $ (2,365)
Written Options ............ (331) — — (331)
Total Investments .......... $ 512,239 $ 440,452 $ — $ 952,691
a — a — a — a —
U.S. Corporate Fixed Income
Portfolio
Corporate Bonds ............. $ — $ 184,084 $ — $ 184,084
Yankee Dollars .............. — 15,551 — 15,551
Investment Companies ........ 64,395 — — 64,395

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Corporate Fixed Income
Portfolio (continued)
Total Investment Securities ... $ 64,395 $ 199,635 $ — $ 264,030
TOTAL a — a —
a —
a —
— a — — —
U.S. Mortgage/Asset Backed
Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 2,913 $ — $ 2,913
Collateralized Mortgage-Backed
Securities ................... — 10,364 — 10,364
U.S. Government Agency
Mortgages .................. — 174,426 — 174,426
Corporate Bonds ............. — 307 — 307
Investment Companies ........ 44,247 — — 44,247
Total Investment Securities ... $ 44,247 $ 188,010 $ — $ 232,257
TOTAL a — a —
a —
a —
Other Financial Instruments
2
TBA Sale Commitments ..... $ — $ (535) $ — $ (535)
Total Investments .......... $ 44,247 $ 187,475 $ — $ 231,722
a — a — a — a —
Short-Term Municipal Portfolio
Municipal Bonds ............. $ — $ 67,695 $ — $ 67,695
Investment Company ......... 699 — — 699
Total Investment Securities ... $ 699 $ 67,695 $ — $ 68,394
TOTAL — a —
—
—
— a — — —
Intermediate Municipal Portfolio
Municipal Bonds ............. $ — $ 424,945 $ — $ 424,945
Investment Companies ........ 77,137 — — 77,137
Total Investment Securities ... $ 77,137 $ 424,945 $ — $ 502,082
TOTAL a — a —
a —
a —
— a — — —
1 A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of December 31, 2024 Level 3 investments were 0.00% of net assets and are not considered significant.
2 Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):
C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-
backed securities are classified as investment income or loss for financial reporting purposes.
For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The
Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.
E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.
F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed
Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term
Municipal Portfolio and Intermediate Municipal Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The U.S. Equity Portfolio, Institutional U.S. Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio
Portfolio Asset Group
Balance as
of June 30,
2024
Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation) Purchases
Sales
Proceeds
Change in
net assets
resulting
from
operations
Transfer
into
Level 3
Transfer out
of Level 3
Balance
as of
December
31, 2024
Emerging Markets
Portfolio ............
Common
Stock $ 11,507 $ — $ (301) $ — $ — $ — $ — $ — $ 11,206
Portfolio Asset Group
Value as of
December 31, 2024 Valuation Technique
Unobservable Input
Description
1
Unobservable
Input
Emerging Markets Portfolio ........... Common Stock $ 11,206 Market Approach Illiquidity Discount 30%
1 In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. Significant increases (decreases) in any of those inputs in isolation would have resulted in a significantly lower (higher) fair value measurement. An increase to the input used for the illiquidity discount would result in a decrease to fair value and a decrease would have the opposite effect.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis.
The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.
G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.
H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.
I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations. For the period ended December 31, 2024 , the commission recapture was less than $1,000 for The Institutional U.S. Portfolio.
J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the
Statements of Operations:
i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.
The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2024
(amounts in thousands).
Amounts designated as “—” are $0 or have been rounded to $0.
The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended
December 31, 2024 (amounts in thousands):
Assets
Portfolio
Unrealized
appreciation
on futures
contracts*
Investments,
at value for
purchased
options
Equity Risk Exposure:
Institutional U.S. Portfolio .................................................. $ 5 $ 175
International Portfolio ...................................................... 2 29
Institutional International Portfolio ........................................... 7 44
Emerging Markets Portfolio ................................................. 5 43
Liabilities
Portfolio
Unrealized
depreciation
on futures
contracts*
Written
options, at
fair value
Swap
agreements at
value
Credit Risk Exposure:
Institutional U.S. Portfolio .................................... $ – $ – $ 23,088
Corporate Opportunities Portfolio .............................. – – 5,849
Equity Risk Exposure:
Institutional U.S. Portfolio .................................... 3,074 1,444 –
ESG Growth Portfolio ....................................... 4 – –
International Portfolio ........................................ 93 175 –
Institutional International Portfolio ............................. 707 297 –
Emerging Markets Portfolio ................................... 872 248 –
Corporate Opportunities Portfolio .............................. 378 – –
Interest Rate Exposure:
Core Fixed Income Portfolio .................................. 75 – –
Corporate Opportunities Portfolio .............................. 798 – –
U.S. Government Fixed Income Portfolio ........................ 2,365 331 –
* Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount
Net Realized Gains (Losses) on Derivatives Recognized as a Result
from Operations
Portfolio
Net realized
gains/(losses)
from futures
transactions
Net realized
gains/(losses)
from
written options
transactions
Net realized
gains/(losses)
from purchased
options*
transactions
Net realized
gains/(losses)
from swap
transactions
Credit Risk Exposure:
$ – $ – $ – $ –
Institutional U.S. Portfolio ..................... $ – $ – $ – $ (7,425)
Corporate Opportunities Portfolio ............... – – – (2,623)
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... 6,471 9,452 (3,602) –
ESG Growth Portfolio ........................ 41 – – –
International Portfolio ......................... (1,466) 1,554 (564) –
Institutional International Portfolio .............. (3,058) 2,635 (893) –
Emerging Markets Portfolio .................... (4,489) 2,282 (849) –
Corporate Opportunities Portfolio ............... 4,892 – – –
Interest Rate Risk Exposure:
– – – –
Core Fixed Income Portfolio ................... (151) – – –
Corporate Opportunities Portfolio ............... 376 – – –
U.S. Government Fixed Income Portfolio ......... (358) 973 (13) –
U.S. Corporate Fixed Income Portfolio ........... 1,349 – – –
U.S. Mortgage/Asset Backed Fixed Income Portfolio 578 – – –
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
depreciation
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Credit Risk Exposure:
Institutional U.S. Portfolio ..................... $ – $ – $ – $ (1 , 035)
Corporate Opportunities Portfolio ............... – – – (552)
Equity Risk Exposure:
Institutional U.S. Portfolio .....................  (3,451)  (2,189)  86 –
International Portfolio ......................... (117) (496) (10) –
Institutional International Portfolio .............. (340) (689) (11) –
Emerging Markets Portfolio .................... (919) (614) (14) –
Corporate Opportunities Portfolio ............... (656) – – –
Interest Rate Risk Exposure:
Core Fixed Income Portfolio ................... (75) – – –
Corporate Opportunities Portfolio ...............  (1,347) – – –
U.S. Government Fixed Income Portfolio ......... (3,134) (148) – –
U.S. Corporate Fixed Income Portfolio ........... (118) – – –
U.S. Mortgage/Asset Backed Fixed Income Portfolio (50) – – –
* Options purchased activity is included within the investment in securities line items on the Statement of Operations.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the
Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. As of December 31,
2024 , the Portfolios did not invest in derivatives subject to a MNA.
Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.
Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of
Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2024 , the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and
Liabilities.
Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a
Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and
Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses)
from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at
December 31, 2024 , and the month-end average notional amount for the period ended December 31, 2024 are detailed in the table below:
Outstanding
Notional Amount
(000)
Monthly Average
Notional Amount
(000)
Futures Contracts:
Long Short Long Short
Institutional U.S. Portfolio ..................... $ 100,733 $ 26,414 $ 139,111 $ 11,767
ESG Growth Portfolio ........................ 113 — 1,327 —
International Portfolio ......................... 4,648 5,045 5,240 4,653
Institutional International Portfolio .............. 22,675 9,794 426,600 8,584
Emerging Markets Portfolio .................... 23,087 7,716 41,225 7,811
Core Fixed Income Portfolio ................... 7,286 — 2,507 —
Corporate Opportunities Portfolio ............... 121,414 — 192,299 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Amounts designated as “-” are $0 or have been rounded to $0.
Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.
Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the
Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.
With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.
The notional value of purchased and written options outstanding at December 31, 2024 and the month-end average notional amount for the period ended December 31, 2024 are detailed in the table below:
Outstanding
Notional Amount
(000)
Monthly Average
Notional Amount
(000)
Futures Contracts:
Long Short Long Short
U.S. Government Fixed Income Portfolio ......... $ 163,685 $ — $ 145,418 $ —
U.S. Corporate Fixed Income Portfolio ........... — — 24,087 —
U.S. Mortgage/Asset Backed Fixed Income Portfolio — — 10,323 —
Purchased Option Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 142,858 $ 209,415
International Portfolio ...................................................... 22,623 33,523
Institutional International Portfolio ........................................... 36,805 55,813
Emerging Markets Portfolio ................................................. 34,745 51,737
Written Option Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 210,609 $ 376,735
International Portfolio ...................................................... 28,451 58,484
Institutional International Portfolio ........................................... 48,804 99,488

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped”
between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the
Statement of Assets and Liabilities.
Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as “change in unrealized appreciation/depreciation on swaps” and, when cash is exchanged, the gain or loss realized is recorded as “net realized gains/(losses) from swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.
Credit Default Swaps: Certain of the Portfolios may enter into credit default swap agreements.  The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection
“buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred.
If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction.
If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
Written Option Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Emerging Markets Portfolio ................................................. $ 38,854 $ 85,585
U.S. Government Fixed Income Portfolio ...................................... 43,725 81,796

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement.
The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The notional value of the swap agreements outstanding at December 31, 2024 and the month-end average notional amount for the period end December 31, 2024 are detailed in the table below:
L. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master
Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at
December 31, 2024 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.
Cash collateral received from the borrower is recorded on the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios
may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected on the Statements of Assets and Liabilities.
Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2024 (amounts in thousands):
Amounts designated as “—” are $0 or have been round to $0
Credit Default Swaps Agreements:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 300,000 $ 233,333
Corporate Opportunities Portfolio ............................................ 76,000 63,500
Portfolio
Value of
Securities on
Loan
Value of
Collateral
Received* Net Amount
U.S. Equity Portfolio ....................................... $ 25 3 $ 25 3 $ —
Institutional International Portfolio ............................ 2,0 41 485 1,5 56
Emerging Markets Portfolio .................................. 549 13 536
U.S. Corporate Fixed Income Portfolio ......................... 239 239 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Securities lending transactions as of December 31, 2024 (amounts in thousands):
M. Recent Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic
280): Improvements to Reportable Segment Disclosures (“ASU 2023-07“), which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-
07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280,
(ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii)
provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Portfolios are currently assessing the impact of this guidance, however, the Portfolios do not expect a material impact on their financial statements.
3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.
* The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received with a value of (amounts
in thousands) for the , respectively. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.
Remaining Contractual
Maturity
of the Collateral Held
Portfolio
Overnight and
Continuous
-Investment
Companies Total
U.S. Equity Portfolio ...................................................... $ 257 $ 257
Institutional International Portfolio ........................................... 485 485
Emerging Markets Portfolio ................................................. 13 13
Corporate Opportunities Portfolio ............................................ 1,177 ** 1,177
U.S. Corporate Fixed Income Portfolio ........................................ 250 250
** Represents collateral received from prior securities lending activity.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
For the period ended December 31, 2024 , the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of
Operations as “Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.
U.S. Equity Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ ─ 0.04% (a)(b)
Mellon Investments Corporation (Factor Strategy) ─ 0.065% (a)(b)
Monashee Investment Management LLC ─ 0.45% (a)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 2 3.29% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 720 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(g)
Total $ 722 0.08%
Institutional U.S. Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ 149 0.04% (b)
Mellon Investments Corporation (Factor Strategy) 192 0.065% (b)
Monashee Investment Management LLC 867 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 27 0.09% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) 87 0.05% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 55 0.53% (g)
Rhumbline Advisors LP 82 0.04%
Wellington Management Company, LLP 289 0.71% (h)
Total $ 1,748 0.13%
ESG Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 100 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) 6 0.73% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Total $ 106 0.11%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Catholic SRI Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 18 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) ─ N/A (a)(d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Total $ 18 0.10%
International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ ─ 0.50% (a)(i)
Mellon Investments Corporation (Developed Markets Strategy) ─ 0.05% (a)(j)
Mellon Investments Corporation (Developed Factor Strategy) ─ 0.075% (a)(j)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(j)
Monashee Investment Management LLC 136 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 5 0.46% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 200 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ 3.12% (a)(g)
Total $ 341 0.12%
Institutional International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 504 0.50% (i)
City of London Investment Management Company, Limited - PE 10 0.63% (i)
Mellon Investments Corporation (Developed Markets Strategy) 86 0.05% (j)
Mellon Investments Corporation (Developed Factor Strategy) 56 0.075% (j)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(j)
Monashee Investment Management LLC 232 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 17 0.10% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) 34 0.05% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(g)
Rhumbline Advisors LP ─ 0.05% (a)
Total $ 939 0.20%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Emerging Markets Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 248 1.00% (k)
Mellon Investments Corporation 324 0.13% (j)
Monashee Investment Management LLC 215 0.45% (c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 23 0.09% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) 4 0.05% (e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) ─ 0.08% (a)(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(g)
Total $ 814 0.23%
Core Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ 5 0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy) 10 0.06%
Mellon Investments Corporation (Corporate Strategy) ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 22 0.11% (g)
Total $ 37 0.08%
Corporate Opportunities Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 33 0.45%
Mellon Investments Corporation ─ 0.25% (a)
Monashee Investment Management LLC ─ 0.45% (a)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 78 0.08% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 33 1.15% (g)
Total $ 144 0.14%
U.S. Government Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 138 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 21 0.01% (l)
Total $ 159 0.03%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
U.S. Corporate Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital management, LLC $ 85 0.08%
Mellon Investments Corporation ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 20 0.09% (l)
Total $ 105 0.08%
U.S. Mortgage/Asset Backed Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 59 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.03% (l)
Total $ 86 0.08%
Short-Term Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 43 0.125%
Total $ 43 0.125%
Intermediate Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 27 0.125%
City of London Investment Management Company, Limited 145 0.45%
Insight North America, LLC 294 0.15% (m)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(l)
Total $ 466 0.18%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
(a) Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ended December 31, 2024 .
(b) For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments
Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to
$2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.
For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the
Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.
“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the U.S. Equity Portfolio, Institutional U.S. Portfolio, International
Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.
(c) Monashee Investment Management LLC (“Monashee”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.45% of the average daily net assets when the total Outside Assets are less than $250 million (as defined below). Outside assets from $250 million to $500 million at 0.40%, from $500 million to $750 million at 0.35%; from $750 million to $1 billion at 0.30%; from $1 billion to $2 billion at 0.20%;
and at 0.10% if the outside assets are over $2 billion.
“Outside Assets” shall mean all assets managed, advised, sub-advised, or otherwise by Monahsee and/or its affiliates using an investment program that is the same as, or substantially similar to, the invest program of the Portfolio.
(d) With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley
Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined
Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity
Strategy in that Portfolio.
“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its
Liquidity Strategy.
(e) With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.
(f) With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the
Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07%
of the Combined Tax-Managed Custom Strategy Assets over $1 billion.
“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.
(g) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(h) Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of
0.65% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.
(i) City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International
Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
adviser.
(j) For its services to the International Portfolio, the Institutional International Portfolio, and the Emerging Markets Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.
For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.
For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.
For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.
The term “Combined Assets” means the sum of: (i) the net assets of the U.S. Equity Portfolio, Institutional U.S. Portfolio, International Portfolio,
Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and
(ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.
(k) CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the
Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(l) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(m) Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Insight is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the
Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.
The Adviser continuously monitors the performance of various investment management organizations, including the
Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-
manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances. During the period the Advisor voluntarily waived fees or reimbursed certain expenses reflected as “Expenses waived and/or reimbursed by Adviser” on the Statement of Operations. Such amounts are not recoupable in subsequent period s.
Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion;
0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees”
on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the
Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between
$6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.
Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.
Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance
Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following
Foreside Financial Group, LLC’s acquisition of Alaric. Through December 31, 2024 the Trust paid an annual fee of $164,000 for such services.
4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities and purchases and sales associated with in-kind transactions, for the period ended December 31, 2024 were as follows (amounts in thousands). Any realized gains or losses from in kind redemptions are reflected on the Statements of Operations as net realized gains/(losses)
from in kind redemptions.
The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended
December 31, 2024 were as follows (amounts in thousands):
5. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the
Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain
Excluding U.S. Government
Securities and In-Kind
Transactions
Associated with In-Kind
Transactions
Portfolio Purchases Sales Purchases Sales
U.S. Equity Portfolio ........................ $ 31,537 $ 38,775 $ – $ 67,183
Institutional U.S. Portfolio .................... 619,272 722,028 – –
ESG Growth Portfolio ....................... 3,480 2,048 – –
Catholic SRI Growth Portfolio ................. 978 1,835 – –
International Portfolio ........................ 44,512 51,629 – –
Institutional International Portfolio ............. 162,222 167,613 – –
Emerging Markets Portfolio ................... 246,415 281,408 – –
Core Fixed Income Portfolio .................. 2,672 1,520 – –
Corporate Opportunities Portfolio .............. 87,343 16,979 – –
U.S. Government Fixed Income Portfolio ........ 69,380 104,431 – –
U.S. Corporate Fixed Income Portfolio .......... 108,516 115,690 – –
U.S. Mortgage/Asset Backed Fixed Income
Portfolio .................................. 1,637 1,880 – –
Short-Term Municipal Portfolio ................ 11,939 7,868 – –
Intermediate Municipal Portfolio ............... 99,061 59,803 – –
Portfolio Purchases Sales
Core Fixed Income Portfolio ................................................ $ 3,936 $ 3,436
U.S. Government Fixed Income Securities Portfolio ............................. 100,915 124,639
U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio .................... 7,686 16,999

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.
The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more- likely-than-
not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2022 to 2024 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the
Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
A. As of the latest tax year ended June 30, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation were as follows (amounts
in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.
The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.
B. Tax Characteristics of Distributions
The tax characteristics of distributions paid during the fiscal year ended June 30 , 2024 , was as follows (amounts in thousands):
Portfolio
Tax Cost of
Investments
Tax
Unrealized
Appreciation
Tax
Unrealized
(Depreciation)
Unrealized
Appreciation/
(Depreciation)
U.S. Equity Portfolio ......................... $ 569 ,899 $ 1,220,679 $ (2,954) $ 1,217,7 25
Institutional U.S. Portfolio ..................... 1,741,836 813,906 (50,156) 763,750
ESG Growth Portfolio ........................ 122,809 77,402 (8,249) 69,153
Catholic SRI Growth Portfolio .................. 20,650 10,508 4,097 14,605
International Portfolio ......................... 315,546 256,226 (12,653) 243,573
Institutional International Portfolio .............. 821,520 183,971 (81,943) 102,028
Emerging Markets Portfolio .................... 579,724 211,226 (117,692) 93,534
Core Fixed Income Portfolio ................... 90,751 117 (3,954) (3,837)
Corporate Opportunities Portfolio ............... 202,463 62 (62) —
U.S. Government Fixed Income Portfolio ......... 1,008,561 966 (35,112) (34,146)
U.S. Corporate Fixed Income Portfolio ........... 289,201 2,674 (16,148) (13,47 4 )
U.S. Mortgage/Asset Backed Fixed Income Portfolio 265,000 173 (25,279) (25,106)
Short-Term Municipal Portfolio ................. 65,300 56 (651) (595)
Intermediate Municipal Portfolio ................ 498,466 3,150 (11,154) (8,004)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
* Total distributions paid may differ from what appears on the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.
C. Components of Accumulated Earnings
As of their tax year ended June 30 , 2024 , the components of accumulated earnings/(deficit) on a tax basis were as follows
(amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
* Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported on the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.
(a) Includes $55,000, $325,513, and $32,406 of straddle losses which were deferred for the U.S. Equity Portfolio, Institutional U.S. Portfolio and
International Portfolio, respectively (amounts in thousands).
Distributions Paid From:
Year
Ended June 30, 2024
Ordinary
Income
Net Long
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
U.S. Equity Portfolio ................... $ 8,167 $ 11,355 $ 19,522 $ — $ — $ 19,522
Institutional U.S. Portfolio ............... 71,984 218,619 290,603 — — 290,603
ESG Growth Portfolio .................. 3,056 1,535 4,591 — — 4,591
Catholic SRI Growth Portfolio ............ 491 — 491 — — 491
International Portfolio .................. 16,534 — 16,534 — — 16,534
Institutional International Portfolio ......... 22,250 — 22,250 — — 22,250
Emerging Markets Portfolio .............. 27,920 — 27,920 — — 27,920
Core Fixed Income Portfolio .............. 2,526 — 2,526 — — 2,526
Corporate Opportunities Portfolio .......... 12,942 — 12,942 — — 12,942
U.S. Government Fixed Income Portfolio ..... 33,338 — 33,338 — — 33,338
U.S. Corporate Fixed Income Portfolio ...... 11,541 — 11,541 — — 11,541
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ............................ 7,239 — 7,239 — — 7,239
Short-Term Municipal Portfolio ............ 54 — 54 1,374 — 1,428
Intermediate Municipal Portfolio ........... 3 — 3 11,80 6 — 11,809
Portfolio
Undistributed
Ordinary
Income/
Tax Exempt
Income
Undistributed
Long Term
Capital Gains
Accumulated
Earnings
Accumulated
Capital
and Other
Losses(a)
Unrealized
Appreciation/
(Depreciation)
Total
Accumulated
Earnings/
(Deficit)
*
(a)
U.S. Equity Portfolio ................... $ 495 $ 8, 337 $ 8, 832 $ — $ 1,21 7,7 25 $ 1,2 26,557
Institutional U.S. Portfolio ............... 12 6 , 249 23 5,685 361,9 34 (11,214) 763,750 1,114,470
ESG Growth Portfolio .................. — 16 16 — 69,153 69, 169
Catholic SRI Growth Portfolio ............ 56 — 56 (182) 14,605 14, 479
International Portfolio .................. 3,174 — 3,174 (49,759) 243,573 196,988
Institutional International Portfolio ......... 21,047 — 21,047 — 102,028 123,0 75
Emerging Markets Portfolio .............. 7,811 — 7,811 (102,444) 93,534 (1,099)
Core Fixed Income Portfolio .............. 51 — 51 (5,074) (3,837) (8,860)
Corporate Opportunities Portfolio .......... 28 — 28 (13,221) — (13,193)
U.S. Government Fixed Income Portfolio ..... 494 — 494 (41,362) (34,146) (75,014)
U.S. Corporate Fixed Income Portfolio ...... 288 — 288 (18,443) (13,474) (31,629)
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ............................ 195 — 195 (17,545) (25,106) (42,456)
Short-Term Municipal Portfolio ............ 43 — 43 (4,568) (595) (5,120)
Intermediate Municipal Portfolio ........... 33 1 — 33 1 (12,323) (8,004) (19, 996 )

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
D. Capital Loss Carryforwards
As of their tax year ended June 30, 2024 , the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire as summarized below (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
(a) All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains.
E. Deferred Losses
Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after June 30 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of their tax year ended June 30, 2024 , the Portfolios had no such deferred losses.
F. Book-To-Tax Differences
Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
6. RISK CONSIDERATIONS.
Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it
Portfolio
Short-Term
Amount
Long-Term
Amount Total
Institutional U.S. Portfolio .................................... $ 3, 483 $ 7,731 $ 11,214
(a
)
Catholic SRI Growth Portfolio ................................. 4 179 183
International Portfolio ........................................ 49,759 — 49,759
Emerging Markets Portfolio ................................... 60,620 41,823 102,443
Core Fixed Income Portfolio .................................. 1,950 3,124 5,074
Corporate Opportunities Portfolio .............................. 5,215 8,006 13,221
U.S. Government Fixed Income Portfolio ........................ 13,634 27,728 41,362
U.S. Corporate Fixed Income Portfolio .......................... 2,243 16,200 18,443
U.S. Mortgage/Asset Backed Fixed Income Portfolio ............... 6,618 10,927 17,545
Short-Term Municipal Portfolio ................................ 1,399 3,169 4,568
Intermediate Municipal Portfolio ............................... 1,679 10,643 12,322
(a)
Portfolio
Paid in
Capital
Distributable
Earnings/
(Loss)
U.S. Equity Portfolio ...................................................... $ 87,064 $ (87,064)
Institutional U.S. Portfolio .................................................. 37 (37)
Catholic SRI Growth Portfolio ............................................... — —
International Portfolio ...................................................... — —
Institutional International Portfolio ........................................... 186 (186)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole.
In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable.
This is particularly relevant to investments in foreign securities.
Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.
Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-
ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option).
If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.
Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.
Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, bank loans are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
7. SIGNIFICANT SHAREHOLDERS.
Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2024 (Unaudited)
As of December 31, 2024 , the following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.
8. CONCENTRATION OF INVESTMENTS.
As of December 31, 2024 , the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury
Plus Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street
Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com .
As of December 31, 2024 , the Core Fixed Income Portfolio and the U.S. Government Fixed Income Securities Portfolio
both had an investment in in the Vanguard Intermediate-Term Treasury ETF that represented greater than 25% of each of the
Portfolio’s net assets. The financial statements of the Vanguard Intermediate-Term Treasury ETF can be found by accessing the fund’s website at https://investor.vanguard.com .
9. BUSINESS COMBINATIONS.
Effective as of the close of business June 14, 2024, the U.S. Equity Portfolio (“Acquiring Portfolio”) acquired all of the assets and liabilities of the Value Equity Portfolio and the Small Cap-Mid Cap Portfolio (“Targeted Portfolios”), each a series of the Trust, an open-end registered management investment company, pursuant to a Board-approved plan of reorganization dated
May 31, 2024 (the “Plan”).
The acquisition was accomplished by a tax-free exchange of 23,869,646 Shares of the U.S. Equity Portfolio, valued at
$854,367,023 for 24,050,702 Shares of the Targeted Portfolios outstanding as of close of business June 14, 2024.
Pursuant to the Plan, all of the assets and liabilities of the Targeted Portfolios were transferred to the U.S. Equity Portfolio.
At the close of business June 14, 2024, the Targeted Portfolios investments in securities had a fair value of $851,181,421 and identified cost of $319,245,328, representing unrealized appreciation of $531,936,093. For financial reporting purposes, assets received and shares issued by the U.S. Equity were recorded at fair value; however, the cost basis of the investments received from the Targeted Portfolios was carried forward to align ongoing reporting of the U.S. Equity Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Fees and expenses of the reorganization were borne by the Targeted Portfolios and the U.S. Equity Portfolio, based upon relative net assets, as provided by the Plan.
The acquisition did not result in a material change to the Targeted Portfolios’ investment portfolio due to the investment restrictions of the U.S. Equity Portfolio. Additionally, there are no material differences in accounting policies of the Targeted
Portfolios as compared to those of the U.S. Equity Portfolio.
Portfolio
Number of shareholders with
ownership of voting securities of
the Portfolio greater than 10%
and less than 25% of the total
Portfolio’s outstanding voting
securities
Number of shareholders with
ownership of voting securities
of the Portfolio greater than
25% of the total Portfolio’s
outstanding voting securities
Institutional U.S. Portfolio ................................................. 1 —
ESG Growth Portfolio ........................................................ — 1
Catholic SRI Growth Portfolio .......................................... 1 1
U.S. Corporate Fixed Income Portfolio ............................. 1 —
U.S. Government Fixed Income Portfolio ......................... 1 —
U.S. Mortgage/Asset Backed Fixed Income Portfolio ....... 1 —

HC CAPITAL TRUST
Notes to Financial Statements (concluded) —December 31, 2024 (Unaudited)
10. SUBSEQUENT EVENTS.
Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2024 .

HC CAPITAL TRUST
Additional Information — December 31, 2024

1. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS
The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co.
LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust
(the “Trust”) and each of its separate portfolios (the “Portfolios”) pursuant to the terms of two separate agreements with the
Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the
Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). The Trust offers fourteen Portfolios, thirteen of which are managed by two or more Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.
At its meetings (the “Meetings”) held on September 16, 2024 and December 12, 2024, the Trust’s Board of Trustees (the
“Board”) approved the continuation of certain Portfolio Management Agreements, as set forth below, as well as a new Portfolio
Management Agreement (the “New Agreement”) with RhumbLine Advisers Limited Partnership (“RhumbLine”) with respect to The Emerging Markets Portfolio (the “EM Portfolio”).
In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons”
of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and the Amendments.
Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.
Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist
Managers subject to review during the period.
Specialist Manager Portfolios
Mellon Investments Corporation
(“Mellon”)
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities
Portfolio
The U.S. Mortgage/Asset Backed Fixed Income
Securities Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2024
In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.
In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios.
While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the
Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of
Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective
Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing
Agreements.
The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist
Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.
With respect to Mellon, the Board was informed that the firm managed assets for equity Portfolios of the Trust using several different strategies – both indexing strategies and factor-based strategies, and that the Adviser allocates Portfolio assets among these strategies. With respect to fixed income Portfolios, the firm generally uses passive investment strategies intended to mirror the returns of the applicable benchmark index. The Board was informed that Mellon had assets allocated to it in eight of the Portfolios for which it is under contract, employing eleven different strategies, and that it had outperformed the applicable benchmark indices for all but one of the strategies employed for equity Portfolios since the respective inceptions of such accounts, and that four of these strategies, in the ESG Growth, Catholic SRI Growth, Institutional International and Emerging
Markets Portfolios, Mellon had outperformed their respective indices by more than 0.10%. The one strategy that had not outperformed its index, matched the performance of that index. The Board was also informed that, for the strategies employed for fixed income Portfolios, since the respective inceptions of such accounts, one strategy had outperformed its benchmark index
Monashee Investment Management, LLC
(“Monashee”)
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Corporate Opportunities Portfolio
RhumbLine Advisers Limited Partnership
(“RhumbLine”)
The Institutional U.S. Equity Portfolio
The Institutional International Equity Portfolio
Wellington Management Company, LLP
(“Wellington”)
The Institutional U.S. Equity Portfolio

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2024
while the other three had underperformed their respective indices by between 0.03% and 0.12%. The Board was also informed that, as Mellon is a passive investment manager, the Adviser primarily assesses the firm based on the service it provides rather than on its performance.
With respect to Monashee, the Board was informed that the firm employs an options strategy that sells put and call options in an attempt to profit form the premiums on such sales. The Board received data that showed that, overall, the strategy produced returns of 4.67% greater than the S&P 500 in 2023 and 0.05% greater than the S&P 500 in the first half of 2024.
With respect to RhumbLine, the Board was informed that the firm’s investment process was to produce returns that closely track a particular benchmark index using both full replication and optimization approaches. The Board was further informed that RhumbLine had managed assets of The Institutional U.S. Equity Portfolio for just over one year and had slightly underperformed its benchmark index for the most recent one year period. The Board was also informed that, as with Mellon,
RhumbLine is a passive investment manager and the Adviser primarily assesses the firm based on the service it provides rather than on its performance.
With respect to Wellington, the Board was informed that the portion of The Institutional U.S. Equity Portfolio managed by Wellington outperformed the appropriate benchmark index and an appropriate peer group of funds for the one -, three- and five-year periods ended September 30, 2024.
In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios at the time.
The Board also concluded that the fee rates at which each of the Specialist Managers is compensated under the Continuing
Agreements are reasonable. In reaching this conclusion, the Board had before it information about the impact of breakpoints, financial information about the Specialist Managers relating to factors such as comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, scheduled breakpoints designed to recognize economies of scale where appropriate.
With respect to Mellon, the Board was informed with respect to the fact that the firm is entitled to multiple different fee arrangements, depending on asset class, asset levels and strategy and that these fee levels range from 0.04% to 0.15% for equity
Portfolios and from 0.06% to 0.25% for fixed income Portfolios. The Board was informed that each of these fee structures, except for The Emerging Markets Portfolio, was equal to or lower than the comparable industry average fees.
With respect to Monashee, the Board was informed that the firm is entitled to a maximum fee of 0.45%, which can be reduced based on the total assets managed by Monashee using the strategies employed for the Trust. The Board noted that the effective fee paid to Monashee of 0.45% was lower than the respective industry average fees for funds with similar asset classes, but was informed that there were no available industry average fees for the particular strategy employed by Monashee.
With respect to RhumbLine, the Board was informed that the firm was entitled to receive a fee of either 0.04% or 0.05%, depending on the Portfolio, and that these fee levels were well below the average industry fees.
With respect to Wellington in The Institutional U.S. Equity Portfolio, the Board was informed that Wellington received an effective fee for the period of 0.73%, while the average advisory fee for peer funds was 0.58%, but the Board was also informed that Wellington was managing a portfolio of real estate related securities within the broader U.S. equity scope of the overall
Portfolio and that the average industry advisory fees for real estate focused funds was more in line with the fee paid by the
Portfolio to Wellington.

HC CAPITAL TRUST
Additional Information (concluded) — December 31, 2024
Approval of New Agreement with RhumbLine. In approving the New Agreement, the Board concluded that approval of the New Agreement was in the best interests of the EM Portfolio and consistent with the expectations of shareholders of the EM
Portfolio. Based upon the Adviser’s recommendation, it was determined by the Board that the potential for the Adviser to be able to allocate assets of the EM Portfolio to indexing strategies employed by RhumbLine would be appropriate. Accordingly, the Board approved the New Agreement.
In connection with its deliberations, the Board noted that the terms of the New Agreement were substantially similar, with the exception of the applicable fees, to the terms of Portfolio Management Agreements already in effect between the
Trust and RhumbLine with respect to two other Portfolios of the Trust. The Board reviewed and considered information provided by RhumbLine in response to a request for information submitted on behalf of the Independent Trustees in connection with their consideration of the New Agreement. The Board also was informed by the information it reviewed and considered at its previous meeting, three months earlier, related to the annual renewal of RhumbLine’s existing Portfolio Management
Agreements with the Trust, about RhumbLine’s business operations, financial position, costs and/or profitability, other accounts and related information. The Board also reviewed and considered information provided to it by the Adviser with respect to the strategy the Adviser proposed RhumbLine implement for the EM Portfolio.
The information received from the Adviser included the Adviser’s overall evaluation of RhumbLine, the investment style that the Adviser expects RhumbLine to bring use in providing portfolio management services to the EM Portfolio, the Adviser’s overall expectations for the long-term strategy of the EM Portfolio and the types of circumstances that may lead the Adviser to allocate assets to RhumbLine.
In concluding that the services expected to be provided by RhumbLine were reasonably likely to benefit the EM Portfolio, the Board did not rely upon any single factor, but gave substantial weight to the Adviser’s assessment of the structure of the EM
Portfolio, the role of the various Specialist Managers currently serving the EM Portfolio, and the potential benefits of engaging
RhumbLine to manage a portion of the EM Portfolio’s assets.
The Board also determined that the terms of the New Agreement were fair and reasonable and that the rate at which
RhumbLine would be compensated for its services under the New Agreement was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the fee structures of funds similar to the EM Portfolio managed by other investment advisers (the “peer group”). While the
Board found the information presented useful as an indication of the range of fees and services in the peer groups, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of the EM
Portfolio and of the Trust as a whole and the fact that the rate at which RhumbLine is to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board was aware of the fact that implementing the New Agreement could result in an increase in the overall advisory fees paid by the EM Portfolio, depending on the allocation of assets among Specialist Managers within the EM Portfolio, but balanced such potential increases against the advantage to the EM Portfolio expected to be achieved by virtue of access to RhumbLine’s services.
Based on the above, the Board further determined that the profitability to RhumbLine from its relationship with the EM
Portfolio was not a material factor in its deliberations with respect to consideration of the approval of the New Agreement. The
Board recognized that RhumbLine would not participate in the administration of the EM Portfolio or in the distribution of shares of the EM Portfolio and thus would receive limited, if any, benefit from its association with the Trust other than the fee paid to it by the EM Portfolio for investment management services.

HC CAPITAL TRUST
2/25
Trustees
GEOFFREY A. TRZEPACZ*
JOHN M. DYER
JARRETT B. KLING
R. RICHARD WILLIAMS
RICHARD W. WORTHAM III
* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.
Investment Adviser
HC Capital Solutions
Five Tower Bridge
300 Barr Harbor Drive, 5th Floor
West Conshohocken, PA 19428
Administrator
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Independent Registered Public Accounting Firm
Grant Thornton LLP
Two Commerce Square
2001 Market Street, Suite 700
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

(b) The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (“the Act”) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Geoffrey Trzepacz
                                                            Geoffrey Trzepacz, Principal Executive Officer

Date: 3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette Bergman
                                                           Colette Bergman, Principal Financial Officer

Date: 3/5/2025

By (Signature and Title) /s/ Geoffrey Trzepacz
                                                                Geoffrey Trzepacz, Principal Executive Officer

Date: 3/5/2025